UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 – April 30, 2010

Item 1: Reports to Shareholders

Vanguard Municipal Bond Funds
Semiannual Report

Vanguard Tax-Exempt Money Market Fund
Vanguard Short-Term Tax-Exempt Fund
Vanguard Limited-Term Tax-Exempt Fund
Vanguard Intermediate-Term Tax-Exempt Fund
Vanguard Long-Term Tax-Exempt Fund
Vanguard High-Yield Tax-Exempt Fund

> For the six months ended April 30, 2010, the Vanguard Municipal Bond Funds posted returns ranging from just above zero for the Tax-Exempt Money Market Fund to 4.23% for Admiral Shares of the High-Yield Tax-Exempt Fund.

> Investors’ search for higher yields led them to longer-maturity bond funds, while a supply reduction boosted prices for the longest-term bonds.

> The low-quality rally in municipal bonds acted as a headwind to the Vanguard funds, which focus on more highly rated bonds in their respective markets.

Contents
Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	5
Tax-Exempt Money Market Fund	7
Short-Term Tax-Exempt Fund	31
Limited-Term Tax-Exempt Fund	38
Intermediate-Term Tax-Exempt Fund	45
Long-Term Tax-Exempt Fund	52
High-Yield Tax-Exempt Fund	59
About Your Fund’s Expenses	66
Trustees Approve Advisory Arrangements	68
Glossary	69

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended April 30, 2010
						Taxable-
	Ticker	Total	Income	Capital		Equivalent
Vanguard Tax-Exempt Fund	Symbol	Returns	Return	Return	Yield[1]	Yield[2]
Money Market	VMSXX	0.06%	0.06%	0.00%	0.19%	0.29%
Short-Term
Investor Shares	VWSTX	0.96	0.71	0.25	0.77	1.18
Admiral™ Shares[3]	VWSUX	1.00	0.75	0.25	0.85	1.31
Limited-Term
Investor Shares	VMLTX	1.92	1.19	0.73	1.43	2.20
Admiral Shares[3]	VMLUX	1.96	1.23	0.73	1.51	2.32
Intermediate-Term
Investor Shares	VWITX	3.15	1.88	1.27	2.94	4.52
Admiral Shares[3]	VWIUX	3.19	1.92	1.27	3.02	4.65
Long-Term
Investor Shares	VWLTX	3.50	2.22	1.28	3.60	5.54
Admiral Shares[3]	VWLUX	3.54	2.26	1.28	3.68	5.66
High-Yield
Investor Shares	VWAHX	4.19	2.34	1.85	3.98	6.12
Admiral Shares[3]	VWALX	4.23	2.38	1.85	4.06	6.25

Your Fund’s Performance at a Glance
October 31, 2009–April 30, 2010
					Distributions Per Share
		Starting	Ending		Income	Capital
Vanguard Tax-Exempt Fund		Share Price	Share Price	Dividends		Gains
Money Market		$1.00	$1.00		$0.001	$0.000
Short-Term
Investor Shares		15.88	15.92		0.113	0.000
Admiral Shares		15.88	15.92		0.119	0.000
Limited-Term
Investor Shares		10.97	11.05		0.130	0.000
Admiral Shares		10.97	11.05		0.134	0.000
Intermediate-Term
Investor Shares		13.38	13.55		0.249	0.000
Admiral Shares		13.38	13.55		0.254	0.000
Long-Term
Investor Shares		10.92	11.06		0.239	0.000
Admiral Shares		10.92	11.06		0.243	0.000
High-Yield
Investor Shares		10.26	10.45		0.235	0.000
Admiral Shares		10.26	10.45		0.239	0.000

1 7-day SEC yield for the Tax-Exempt Money Market Fund; 30-day SEC yield for the other funds.

2 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

1

Chairman’s Letter

Dear Shareholder,

The 16-month rally in municipal bonds slowed somewhat during the six months ended April 30, 2010. Investor Shares of the five Vanguard bond funds in this report posted returns ranging from 0.96% for the Short-Term Tax-Exempt Fund to 4.19% for the High-Yield Tax-Exempt Fund. Money market mutual funds (both taxable and tax-exempt) continued to earn near-negligible returns because of Federal Reserve policy, and our Tax-Exempt Money Market Fund was no exception.

The fiscal condition of state and local governments remains a concern, with many still reeling from recession-induced revenue losses. As the broad economy continues to bounce back, the condition of state and municipal finances may improve, but we would expect any improvement to be slow and uneven.

As always, Vanguard’s credit analysts will closely examine all securities considered for our funds and provide independent guidance on their creditworthiness.

Compared with six months ago, when we last reported to you, most of the Vanguard funds’ yields were lower on April 30. As noted above, Fed policy has virtually eliminated yields for money market mutual funds. In the intermediate-term segment of the municipal market, investor demand boosted prices, thereby lowering yields. Much of this increased appetite for intermediate-term munis resulted from a search for higher yields. In the long-term segment, another factor was primarily at work: Investor actions dampened yields because the supply of tax-exempt issues fell as states and municipalities began issuing a new type of bond that is taxable.

Returns of municipals outpaced those of corporate bonds
The broad municipal bond market posted strong results, returning almost 4% for the half-year. By contrast, the broad U.S. taxable bond market, which consists largely of federal government bonds, returned about 3% as investors sought out higher-yielding alternatives. Reflecting reduced demand for federal government bonds, the yields of longer-term Treasury bonds rose during the six months.

The yields of the shortest-term Treasury securities remained around 0%, as the Federal Reserve maintained its tight lid on interest rates. To help stimulate the economy, the central bank has kept its target for short-term interest rates unchanged at 0% to 0.25% since December 2008. The Fed’s April statement noted economic improvements, but said officials still thought that “economic conditions, including low rates of resource

Market Barometer
			Total Returns
		Periods Ended April 30, 2010
	Six Months	One Year	Five Years[1]
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	2.54%	8.30%	5.38%
Barclays Capital Municipal Bond Index
(Broad tax-exempt market)	3.68	8.85	4.51
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.12	2.72

Stocks
Russell 1000 Index (Large-caps)	16.77%	40.21%	3.07%
Russell 2000 Index (Small-caps)	28.17	48.95	5.74
Dow Jones U.S. Total Stock Market Index	17.91	41.12	3.73
MSCI All Country World Index ex USA (International)	5.95	40.97	6.94

CPI
Consumer Price Index	0.85%	2.24%	2.30%
1 Annualized.

2

utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” The Fed has, however, begun to wind down credit programs established during the financial crisis.

U.S. stocks extended their post-crisis rally
Despite a few minor setbacks, stocks continued to climb during much of the half-year. The broad U.S. stock market ended the period up about 18%. Since scraping bottom in March 2009, U.S. equities have rebounded dramatically, returning more than 80%.

For the six-month period, stocks of small-capitalization companies significantly outperformed both the broad market and larger-cap issues, returning about 28%. Large-cap stocks returned about 17%, slightly behind the broad market gain. Value stocks generally trumped their growth counterparts for the period, though the differences weren’t all that noteworthy.

International stocks considerably lagged U.S. stocks, but still ended the half-year in positive territory. In Europe, Greece’s financial woes continued to make headlines, precipitating unusual market volatility that continued after the close of the fiscal period. In Asia, the larger developed markets returned about 8%. Most emerging-market stocks, which made a quick and substantial recovery from the global economic slowdown, continued to outperform those in developed markets. China, however, was held back by the prospect of monetary policy tightening.

Muni investors sought higher yields in longer-maturity bonds
Demand for municipal bonds was strong during the six months, which helped to support the returns of the Vanguard Municipal Bond Funds. At the short end of the maturity spectrum, however, investors shied away from the Tax-Exempt Money Market Fund because of its near-zero yield, the source of a half-year return of 0.06%. (The average return of competing money market funds was a flat zero.)

Many tax-exempt investors seeking higher yields turned to funds with relatively longer maturities. At Vanguard, heightened demand from this quarter helped produce Investor Share returns ranging from 0.96% for the Short-Term Tax-Exempt Fund to 3.15% for the Intermediate-Term Tax-Exempt Fund. In between was the Limited-Term Tax-Exempt Fund, which returned 1.92%.

Aided by their lower expense ratios, the Short-Term and Limited-Term Tax-Exempt Funds outpaced the average returns of their peer groups. The Intermediate-Term Tax-Exempt Fund matched its peer-group average: In a period of declining yields, the fund’s shorter duration (a measure of price sensitivity to interest rate changes) restrained its relative return.

The long-term segment of the tax-exempt bond market experienced a supply-demand imbalance because of a new influence in the municipal bond market: the growing issuance of Build America Bonds, which are taxable. These muni securities—which our tax-exempt funds don’t invest in—were created as part of the federal government’s massive stimulus package in early 2009. Because they include subsidies that lower issuers’ financing costs, state and local government issuers have favored the taxable munis over tax-exempts. Continuing demand for traditional long-term muni bonds in the face of lower supply pushed up their prices and lowered yields.

In this environment, the Long-Term Tax-Exempt Fund returned 3.50% for the six months. The fund slightly trailed the average return of its competitors (3.67%), in part because of its relatively shorter duration. Another factor was the fund’s generally higher credit quality compared with peers, because lower-quality issues rebounded the fastest from the market’s late-2008 lows. The credit-quality headwind also affected Vanguard’s other tax-exempt funds.

Vanguard High-Yield Tax-Exempt Fund, which invests more heavily than the other funds in securities rated BBB or below, benefited from the low-quality rally but lagged its peer group notably. The gap resulted from the fund’s bias toward more highly rated issues. The High-Yield Tax-Exempt Fund can invest no more than 20% of assets in below-investment-grade bonds, and it typically allocates much less to them. For the six months, the fund’s 4.19% return trailed the 5.60% average return of competing funds, which generally have far less conservative mandates.

Balance and diversification never go out of season
As the past couple of years have demonstrated, no corner of the financial markets is immune to unsettling, and surprising, change. That is why we believe that an effective investment approach for all market environments is a low-cost portfolio that is balanced among asset classes and diversified within them.

Such a portfolio would include stock, bond, and short-term investments in proportions suited to the investor’s goals, life stage, and risk tolerance. For investors in higher tax brackets, the Vanguard Municipal Bond Funds can be an important element in such a portfolio. The funds are guided by an experienced team of portfolio managers and credit analysts, whose independent conclusions are an invaluable corrective to the sensational headlines and market chatter about the bumpy political process of hammering out budgets.

Indeed, as the headline “noise” volume increases, investors should keep in mind the importance of state and local governments’ taxing power to help meet budget gaps, the municipal bond market’s long history of low default rates compared with corporate bonds, and the Vanguard funds’ focus on high-quality bonds.

3

On another matter, I would like to inform you that on January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor.

Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 14, 2010

Total Returns
Six Months Ended April 30, 2010

	Vanguard	Peer Group
Tax-Exempt Fund Investor Shares	Fund	Average[1]
Money Market	0.06%	0.00%
Short-Term	0.96	0.66
Limited-Term	1.92	1.52
Intermediate-Term	3.15	3.11
Long-Term	3.50	3.67
High-Yield	4.19	5.60

Expense Ratios[2]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
Tax-Exempt Fund	Shares	Shares	Average[1]
Money Market	0.17%	—	0.65%
Short-Term	0.20	0.12%	0.66
Limited-Term	0.20	0.12	0.80
Intermediate-Term	0.20	0.12	0.88
Long-Term	0.20	0.12	1.04
High-Yield	0.20	0.12	1.15

1 Peer groups are: for the Tax-Exempt Money Market Fund, Tax-Exempt Money Market Funds; for the Short-Term Tax-Exempt Fund, 1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year
Municipal Funds; for the Intermediate-Term Tax-Exempt Fund, Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund, General Municipal Funds; and for the High-Yield Tax-Exempt Fund, High-Yield
Municipal Funds. Peer-group values are derived from data provided by Lipper Inc. and capture data through year-end 2009.
2 The fund expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended April 30, 2010, expense ratios were: for the Tax-Exempt Money Market Fund, 0.17%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term
Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt
Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares.

4

Advisor’s Report

For the six months ended April 30, 2010, the Vanguard Municipal Bond Funds posted returns that ranged from near zero for the Tax-Exempt Money Market Fund to 4.23% for the Admiral Shares of the High-Yield Tax-Exempt Fund. Four of the six funds exceeded the average return of their peers, while the Long-Term and High-Yield Tax-Exempt Funds trailed their peer-group averages.

The investment environment
Since we reported to you on the fiscal year ended October 31, 2009, the municipal bond yield curve—the spectrum of rates from shortest maturity to longest—declined across the board by small amounts. The spread in yields between lowest-risk and higher-risk municipal bonds continued to narrow from the extremely wide spans that characterized the muni bond market during the height of the financial crisis in late 2008 and early 2009.

Pressure on yields at the short end of the spectrum came from the Federal Reserve, which kept its short-term interest rate target between 0% and 0.25%. Unsatisfied with earning virtually nothing on their short-term investments, many investors were willing to move out on the yield curve into municipal bonds and bond funds in the one- to ten-year duration range. At Vanguard, this thirst for yield produced strong cash flows into the Short-Term, Limited-Term, and Intermediate-Term Tax-Exempt Funds, which had average durations of one to six years.

At the longest end of the maturity spectrum, prices rose because of a supply squeeze. This has resulted from the success of taxable Build America Bonds (BABs), which were created in 2009 as part of the federal government’s stimulus package and are accounting for a growing share of the new-issue muni market. For perspective, new issues of municipal bonds have been running at about $400 billion a year. In the 12 months ended April 30, $100 billion worth of new muni bonds were BABs, and estimates for the 2010 calendar year put BAB issuance at $125 billion or more. BABs appeal to state and local governments because the bond issuers receive a federal subsidy, which lowers borrowing costs considerably. Because that benefit is typically greatest for the longest-term bonds (which normally pay the most in interest), the issuance of BABs has been concentrated in this segment.

The end result of these market forces is a yield curve that is anchored at zero at the shortest end, extraordinarily steep in the 1- to 10-year range, and flat at the longest end, where competition for traditional muni bonds has depressed yields. In fact, during the past six months the yields of traditional AAA-rated 30-year munis dipped below 4% for a time, a rare event.

Management of the funds
The rally in low-quality fixed income assets that began in January 2009 was a challenge to our funds because of our emphasis on securities with high credit quality. Our three short-term and intermediate-term bond funds nevertheless exceeded the average returns of their peer groups; the long-term and high yield funds did not. Outside the bond arena, our tax-exempt money market fund produced a positive, though negligible, return.

The investment world is now waiting for the Federal Reserve’s next move on interest rates. We believe that the Fed will begin to raise rates when there is consistent month-to-month growth in employment, which is necessary to sustain a recovery from the worst recession since the Great Depression.

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	April 30,
Maturity	2009	2010
2 years	0.70%	0.69%
5 years	1.85	1.72
10 years	3.03	2.94
30 years	4.23	4.05

Source: Vanguard.

5

Our best estimate suggests that the Fed will begin tightening in 2011. We have set the durations of our funds accordingly. In other words, our funds are positioned for continued economic recovery, and we are poised to react appropriately when the Fed is ready to take its next steps.

At the heart of our funds, of course, is a detailed knowledge of the fiscal conditions of the state and local governments that issue bonds. We expect that most states and municipalities will be able to weather these difficult days—their taxing ability is a powerful tool. We realize that they are having to make many difficult decisions about spending and allocation of resources, and the give and take of the political process can be rough. Moreover, it may be that federal help will diminish as the U.S. government turns to its own critical fiscal challenges.

Our team of credit analysts will be monitoring municipal issuers very closely and, as usual, will be providing views that are independent of those issued by the national credit rating agencies. Our analysts’ independent judgments have become even more valuable because of a change in the rating methodologies employed by some agencies. This change is being termed a “recalibration” of credit ratings.

One consequence of the revised methodology is that many state and local issuers will move up a notch or two in the ratings. Another is that many more issuers will possess similar ratings. This expanding homogeneity puts a premium on the ability to distinguish among equally rated bonds so that we can choose the better investment for our shareholders. We are confident that our analytical insight, our long-term focus, and the portfolios’ low costs will help us deliver competitive returns through both challenging and more normal markets.

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Group

Marlin G. Brown, Portfolio Manager

Michael G. Kobs, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Portfolio Manager

Vanguard Fixed Income Group

May 20, 2010

6

Tax-Exempt Money Market Fund

Fund Profile

As of April 30, 2010

Financial Attributes
Yield[1]	0.19%
Average Weighted Maturity	29 days
Average Quality[2]	MIG-1
Expense Ratio[3]	0.17%

Largest State Concentrations
Texas	14.1%
Illinois	5.3
Florida	4.6
North Carolina	4.6
Tennessee	4.2
Michigan	3.9
Wisconsin	3.8
Colorado	3.5
Washington	3.4
Georgia	3.2
Top Ten	50.6%

Distribution by Credit Quality[4] (% of portfolio)
MIG-1/SP-1+/F-1+	83.7%
A-1/P-1	16.1
AAA/AA	0.2

1 7-day SEC yield. See the Glossary.
2 Moody’s Investors Service.
3 The expense ratio shown is from the prospectus dated April 22, 2010, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended April 30, 2010, the annualized expense ratio was 0.17%.
4 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

7

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): October 31, 1999–April 30, 2010

	Tax-Exempt
Fiscal	Money Market	Peer Group
Year	Fund	Average[1]
2000	3.9%	3.4%
2001	3.2	2.7
2002	1.5	0.9
2003	1.0	0.5
2004	1.0	0.5
2005	2.1	1.5
2006	3.3	2.6
2007	3.6	3.0
2008	2.6	2.0
2009	0.6	0.3
2010[2]	0.1	0.0
7-day SEC yield (4/30/2010): 0.19%

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market	6/10/1980	0.26%	2.32%	0.00%	2.13%	2.13%

1 Average return for Tax-Exempt Money Market Funds is derived from data provided by Lipper Inc.
2 Six months ended April 30, 2010.
Note: See Financial Highlights tables for dividend and capital gains information.

8

Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of April 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at www.vanguard.com.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (96.1%)
Alabama (0.4%)
1 Alabama Housing Finance Agency TOB VRDO	0.370%	5/7/10 LOC	9,425	9,425
1 Alabama Public School & College Auth. TOB VRDO	0.310%	5/7/10	16,490	16,490
1 Alabama Public School & College Auth. TOB VRDO	0.330%	5/7/10	9,000	9,000
1 Alabama Special Care Fac. Financing Auth. (Ascension Health) TOB VRDO	0.300%	5/7/10	6,775	6,775
Birmingham AL Public Educ. Building Student Housing Rev. (Univ. Alabama Project) VRDO	0.300%	5/7/10 LOC	4,600	4,600
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	0.340%	5/7/10	33,550	33,550
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.) VRDO	0.280%	5/7/10 LOC	3,000	3,000
				82,840
Alaska (0.2%)
1 Alaska Housing Finance Corp. TOB VRDO	0.300%	5/7/10 LOC	5,015	5,015
Alaska Housing Finance Corp. VRDO	0.260%	5/7/10	13,500	13,500
1 Alaska State International Airports System Rev. TOB VRDO	4.300%	5/7/10	11,250	11,250
1 Anchorage AK Water Rev. TOB VRDO	0.350%	5/7/10	15,315	15,315
				45,080
Arizona (1.7%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.270%	5/7/10 LOC	12,300	12,300
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.270%	5/7/10 LOC	45,255	45,255
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.290%	5/7/10 LOC	16,100	16,100
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.290%	5/7/10 LOC	36,900	36,900
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	3.000%	7/1/10	6,290	6,317
1 Arizona Transp. Board Highway Rev. TOB VRDO	0.300%	5/7/10	7,900	7,900
1 Arizona Transp. Board Highway Rev. TOB VRDO	0.310%	5/7/10	7,860	7,860
1 Gilbert AZ GO TOB VRDO	0.300%	5/7/10	27,420	27,420
1 Maricopa County AZ Public Finance Corp. Lease Rev. TOB VRDO	0.310%	5/7/10	8,635	8,635
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	0.310%	5/7/10 (13)	7,700	7,700
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	0.310%	5/7/10 LOC	30,840	30,840
1 Phoenix AZ Civic Improvement Corp. Wastewater System Rev. TOB VRDO	0.310%	5/7/10 LOC	19,200	19,200
1 Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	0.300%	5/7/10	4,995	4,995
1 Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	0.310%	5/7/10	8,240	8,240
1 Phoenix AZ GO TOB VRDO	0.310%	5/7/10	16,880	16,880
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.300%	5/7/10	6,500	6,500
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.300%	5/7/10	6,450	6,450
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.300%	5/7/10	8,500	8,500
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.300%	5/7/10	4,995	4,995
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.310%	5/7/10	4,635	4,635
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.310%	5/7/10	16,000	16,000
Tempe AZ Transit Excise Tax Rev. VRDO	0.300%	5/7/10	14,355	14,355
Yavapai County AZ IDA (Northern Arizona Healthcare) VRDO	0.330%	5/7/10 LOC	3,920	3,920
				321,897
California (2.2%)
California State Econ. Recovery Bonds PUT	5.000%	7/1/10 (Prere.)	62,000	62,478
East Bay CA Muni. Util. Dist. Water System Rev. PUT	0.300%	12/1/10	20,000	20,000
1 Fresno CA Sewer Rev. TOB VRDO	0.320%	5/7/10 (12)	9,000	9,000
Kern County CA TRAN	2.500%	6/30/10	100,000	100,295
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	0.300%	5/7/10 LOC	8,430	8,430
Los Angeles CA USD TRAN	2.000%	8/12/10	100,000	100,388
San Bernardino County CA TRAN	2.000%	6/30/10	20,000	20,052
Santa Clara County CA TRAN	2.000%	6/30/10	25,000	25,061
Southern California Public Power Auth. (Linden Windenergy Project) RAN	2.000%	10/1/10	10,000	10,066
Southern California Public Power Auth. Rev.	2.000%	8/3/10	60,000	60,245
				416,015

9

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado (3.5%)
1 Board of Governors of the Colorado State University System Rev. TOB VRDO	0.300%	5/7/10 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.300%	5/7/10 LOC	10,800	10,800
Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	0.300%	5/7/10	12,315	12,315
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.270%	5/3/10 LOC	15,315	15,315
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.270%	5/3/10 LOC	29,780	29,780
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.270%	5/3/10 LOC	11,000	11,000
Colorado General Fund TRAN	2.000%	6/25/10	100,000	100,233
Colorado Health Fac. Auth. Rev. (Evangelical) VRDO	0.270%	5/7/10 LOC	3,700	3,700
Colorado Health Fac. Auth. Rev. (Exempla Inc.) VRDO	0.310%	5/7/10 LOC	6,815	6,815
1 Colorado Housing & Finance Auth. (Single Family Mortgage) TOB VRDO	0.400%	5/7/10 (7)	3,250	3,250
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.330%	5/7/10	11,800	11,800
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.350%	5/7/10	19,825	19,825
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.350%	5/7/10	10,800	10,800
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.400%	5/7/10	59,510	59,510
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.250%	5/7/10 LOC	7,930	7,930
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.280%	5/7/10	19,900	19,900
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.280%	5/7/10	31,000	31,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.280%	5/7/10 LOC	22,730	22,730
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.280%	5/7/10 LOC	17,690	17,690
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.280%	5/7/10 LOC	6,500	6,500
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.310%	5/7/10	23,000	23,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.320%	5/7/10	10,425	10,425
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.320%	5/7/10	12,500	12,500
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.400%	5/7/10	16,230	16,230
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.400%	5/7/10 LOC	12,000	12,000
1 Colorado Regional Transp. Dist. Sales Tax Rev. TOB VRDO	0.310%	5/7/10	11,470	11,470
Colorado Springs CO Util. System Rev. VRDO	0.280%	5/7/10	11,000	11,000
Colorado State Education Loan Program TRAN	2.000%	8/12/10	50,000	50,203
Denver CO Urban Renewal Auth. Tax Increment Rev. (Stapleton) VRDO	0.300%	5/7/10 LOC	14,735	14,735
Moffat County CO PCR (PacifiCorp) VRDO	0.300%	5/7/10 LOC	14,900	14,900
Univ. of Colorado Hosp. Auth. Rev. VRDO	0.300%	5/7/10 LOC	17,140	17,140
Univ. of Colorado Hosp. Auth. Rev. VRDO	0.300%	5/7/10 LOC	41,500	41,500
				657,991
Connecticut (0.6%)
Connecticut GO BAN	2.000%	5/19/11	25,000	25,405
1 Connecticut State Health & Educ. (Yale Univ.) TOB VRDO	0.270%	5/7/10	5,000	5,000
Connecticut State Health & Educ. Fac. Auth. (Wesleyan State Univ. System) VRDO	0.290%	5/7/10	10,725	10,725
1 Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	0.300%	5/7/10	7,300	7,300
1 Connecticut State Health & Educ. TOB VRDO	0.270%	5/7/10	4,000	4,000
Hartford CT Metro. Dist. BAN	1.500%	7/15/10	60,000	60,139
				112,569
Delaware (0.4%)
Delaware Health Fac. Auth. Rev. (Bay Health Medical) VRDO	0.280%	5/7/10 LOC	5,050	5,050
Delaware Health Fac. Auth. Rev. (Nemours Foundation Project) VRDO	0.320%	5/7/10	11,690	11,690
1 Delaware Housing Auth. Rev. TOB VRDO	0.370%	5/7/10	7,590	7,590
1 Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	2.300%	5/7/10	5,000	5,000
Kent County DE Student Housing Rev. (Deleware State Univ. Student Housing) VRDO	0.300%	5/7/10 LOC	30,615	30,615
New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	0.370%	5/7/10	24,665	24,665
				84,610
District of Columbia (1.4%)
1 District of Columbia COP TOB VRDO	0.300%	5/7/10 LOC	17,535	17,535
1 District of Columbia GO TOB VRDO	0.300%	5/7/10 LOC	22,820	22,820
District of Columbia GO VRDO	0.300%	5/7/10 LOC	7,700	7,700
District of Columbia Rev. (American Univ.) VRDO	0.330%	5/7/10 LOC	7,400	7,400
District of Columbia Rev. (Center for Strategic and International Studies, Inc. Issue) VRDO	0.280%	5/7/10 LOC	6,730	6,730
District of Columbia Rev. (Council Foreign Relations) VRDO	0.320%	5/7/10 LOC	37,680	37,680
District of Columbia Rev. (Family & Child Services) VRDO	0.330%	5/7/10 LOC	6,260	6,260
1 District of Columbia Rev. (Georgetown Univ.) TOB VRDO	0.310%	5/7/10 (13)	20,715	20,715
District of Columbia Rev. (Georgetown Univ.) VRDO	0.260%	5/7/10 LOC	2,500	2,500
District of Columbia Rev. (Henry J. Kaiser Family Foundation) VRDO	0.300%	5/7/10	12,000	12,000
District of Columbia Rev. (John F. Kennedy Center) VRDO	0.330%	5/7/10 LOC	10,200	10,200
District of Columbia Rev. (Society for Neuroscience) VRDO	0.330%	5/7/10 LOC	12,000	12,000
District of Columbia Rev. (The Pew Charitable Trust) VRDO	0.280%	5/7/10 LOC	31,000	31,000
District of Columbia Rev. (Washington Drama Society) VRDO	0.300%	5/7/10 LOC	13,900	13,900
District of Columbia Rev. (Wesley Theological) VRDO	0.290%	5/7/10 LOC	5,000	5,000
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.300%	5/7/10 (4)	8,330	8,330
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.310%	5/7/10 LOC	12,875	12,875
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.310%	5/7/10 (4)	4,000	4,000
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.350%	5/7/10	11,865	11,865
Metro. Washington DC/VA Airports Auth. Airport System Rev. CP	0.380%	6/10/10 LOC	13,500	13,500
1 Metro. Washington DC/VA Airports Auth. Airport System Rev. TOB VRDO	0.450%	5/7/10 (4)	3,495	3,495
1 Washington DC Airport Auth. System TOB VRDO	0.450%	5/7/10	4,000	4,000
				271,505

10

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida (4.6%)
1 Brevard County FL School Board COP TOB VRDO	0.300%	5/7/10 LOC	13,890	13,890
1 Broward County FL GO TOB VRDO	0.310%	5/7/10	7,825	7,825
1 Broward County FL Professional Sports Fac. Tax Rev. TOB VRDO	0.330%	5/7/10 (4)	8,975	8,975
1 Broward County FL School Board COP TOB VRDO	0.300%	5/7/10 LOC	34,675	34,675
1 Broward County FL Water & Sewer Util. Rev. TOB VRDO	0.300%	5/7/10	5,660	5,660
1 Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	0.300%	5/7/10	18,925	18,925
1 Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	0.310%	5/7/10	15,000	15,000
1 Florida Board of Educ. Public Educ. TOB VRDO	0.310%	5/7/10	12,860	12,860
1 Florida Board of Educ. Public Educ. TOB VRDO	0.310%	5/7/10	9,600	9,600
1 Florida Board of Educ. Public Educ. TOB VRDO	0.310%	5/7/10	10,335	10,335
1 Florida Board of Educ. TOB VRDO	0.300%	5/7/10	3,995	3,995
Florida Dept. of Environmental Protection & Preservation Rev. VRDO	0.290%	5/7/10 (12)	36,200	36,200
Florida Dept. of Environmental Protection & Preservation Rev. VRDO	0.300%	5/7/10 (12)	11,700	11,700
1 Florida Dept. of Management Services COP TOB VRDO	0.300%	5/7/10	6,955	6,955
Florida Dept. of Transp.	2.000%	7/1/10	2,920	2,928
Florida Gulf Coast Univ. Financing Corp. VRDO	0.360%	5/7/10 LOC	4,805	4,805
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.370%	5/7/10	11,625	11,625
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.370%	5/7/10	8,585	8,585
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.370%	5/7/10	4,670	4,670
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.370%	5/7/10	10,580	10,580
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/10	7,350	7,404
Florida Keys Aqueduct Auth. Rev. VRDO	0.260%	5/7/10 LOC	10,500	10,500
1 Florida State Dept. Transp. Rev. TOB VRDO	0.300%	5/7/10	8,225	8,225
Gainsville FL Util. System Rev. VRDO	0.270%	5/7/10	7,335	7,335
1 Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev. TOB VRDO	0.310%	5/7/10	12,000	12,000
1 Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev. TOB VRDO	0.330%	5/7/10	6,665	6,665
Highlands County FL Health Fac. Auth. Rev. (Adventist/Sunbelt) VRDO	0.280%	5/7/10 LOC	14,890	14,890
Highlands County FL Health Rev. (Adventist Health System) VRDO	0.300%	5/7/10 LOC	5,000	5,000
Highlands County FL Health Rev. (Adventist Health System) VRDO	0.300%	5/7/10 LOC	14,300	14,300
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.300%	5/7/10 LOC	11,900	11,900
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.320%	5/7/10	30,445	30,445
Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.300%	5/7/10	29,500	29,500
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.290%	5/7/10 LOC	5,675	5,675
1 Jacksonville FL Transp. Rev. TOB VRDO	0.330%	5/7/10	6,330	6,330
Jacksonville FL Transp. Rev. VRDO	0.300%	5/7/10 LOC	21,120	21,120
1 Lee Memorial Health System Florida Hosp. Rev. TOB VRDO	0.310%	5/7/10 LOC	14,535	14,535
Martin County FL Health Fac. Auth. Hosp. Rev. (Martin Medical Center) VRDO	0.300%	5/7/10 LOC	13,790	13,790
Miami FL Health Fac. Auth. (Catholic Health East) VRDO	0.280%	5/7/10 LOC	7,400	7,400
1 Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.310%	5/7/10 (13)	23,030	23,030
1 Miami-Dade County FL School Board COP TOB VRDO	0.310%	5/7/10 (13)	36,630	36,630
1 Miami-Dade County FL School Board COP TOB VRDO	0.330%	5/7/10 (13)	9,600	9,600
1 Miami-Dade County FL School Board COP TOB VRDO	0.400%	5/7/10 (12)	5,800	5,800
Miami-Dade County FL Sports Franchise Fac. Tax Rev. VRDO	0.300%	5/7/10 LOC	30,000	30,000
1 Miami-Dade County FL Water & Sewer Rev. TOB VRDO	0.400%	5/7/10 (4)	3,000	3,000
Monroe County FL Airport Rev. (Var-Key West International Airport) VRDO	0.350%	5/7/10 LOC	13,100	13,100
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project) VRDO	0.280%	5/7/10	4,250	4,250
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project) VRDO	0.280%	5/7/10	4,145	4,145
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	0.320%	5/7/10 LOC	4,630	4,630
1 Orange County FL Health Fac. Auth. TOB VRDO	0.300%	5/7/10	6,660	6,660
1 Orange County FL Housing Finance Auth. Homeowner Rev. TOB VRDO	0.370%	5/7/10	3,610	3,610
1 Orange County FL School Board COP TOB VRDO	0.310%	5/7/10 LOC	9,180	9,180
Orange County FL School Dist. TAN	2.000%	10/1/10	80,000	80,526
Palm Beach County FL Educ. Fac. Auth. Rev. (Atlantic Univ. Inc.) VRDO	0.330%	5/7/10 LOC	19,675	19,675
Palm Beach County FL Rev. (Children’s Home Society Project) VRDO	0.330%	5/7/10 LOC	12,030	12,030
Palm Beach County FL Rev. (Community Foundation Palm Beach Project) VRDO	0.360%	5/7/10 LOC	5,700	5,700
Palm Beach County FL Rev. (Norton Gallery) VRDO	0.360%	5/7/10 LOC	12,500	12,500
1 Palm Beach County FL TOB VRDO	0.310%	5/7/10	8,565	8,565
1 Palm Beach County FL Water & Sewer TOB VRDO	0.300%	5/7/10	5,535	5,535
Pembroke Pines FL Charter School Rev. VRDO	0.310%	5/7/10 (12)	29,610	29,610
Pembroke Pines FL Charter School Rev. VRDO	0.310%	5/7/10 (12)	11,210	11,210
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	0.300%	5/7/10 LOC	8,875	8,875
1 South Florida Water Management Dist. TOB VRDO	0.350%	5/7/10	9,800	9,800
1 Tampa Bay FL Water Util. System Rev. TOB VRDO	0.400%	5/7/10	4,505	4,505
1 Univeristy of North Florida Financing Corp. Capital Improvement Rev. TOB VRDO	0.300%	5/7/10 LOC	5,265	5,265
1 Volusia County FL Rev. TOB VRDO	0.300%	5/7/10 LOC	28,640	28,640
West Orange Healthcare Dist. FL Rev. VRDO	0.300%	5/7/10 LOC	13,400	13,400
				876,273
Georgia (3.2%)
1 Atlanta GA Airport Passenger Charge Rev. TOB VRDO	0.320%	5/7/10 (4)	12,500	12,500
Cobb County GA Hosp. Auth. Rev. (Equipment Pool Project) VRDO	0.300%	5/7/10 LOC	25,000	25,000
Dalton County GA Dev. Auth. (Hamilton Health Care System) VRDO	0.330%	5/7/10 LOC	16,075	16,075
DeKalb County GA Private Hosp. Auth. RAN (Children’s Healthcare)	3.000%	11/15/10	5,500	5,574
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	0.300%	5/7/10 LOC	16,565	16,565
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	0.310%	5/7/10	11,990	11,990

11

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	0.300%	5/7/10 LOC	33,500	33,500
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	0.300%	5/7/10 LOC	37,705	37,705
Fulton County GA Dev. Auth. (Lovett School Project) VRDO	0.300%	5/7/10 LOC	5,000	5,000
Fulton County GA Dev. Auth. (Lovett School Project) VRDO	0.300%	5/7/10 LOC	12,000	12,000
Fulton County GA Dev. Auth. (Pace Academy Inc. Project) VRDO	0.330%	5/7/10 LOC	4,300	4,300
Fulton County GA Dev. Auth. (Piedmont Healthcare Inc. Project) VRDO	0.300%	5/7/10 LOC	70,000	70,000
Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	0.300%	5/7/10 LOC	22,000	22,000
Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	0.300%	5/7/10 LOC	20,595	20,595
Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	0.300%	5/7/10 LOC	32,000	32,000
1 Fulton County GA Dev. Auth. TOB VRDO	0.300%	5/7/10	11,420	11,420
Georgia GO	5.000%	5/1/10	3,000	3,000
Georgia GO	5.250%	7/1/10 (Prere.)	4,000	4,033
Georgia GO	5.500%	7/1/10	4,500	4,538
1 Georgia GO TOB VRDO	0.320%	5/7/10	9,365	9,365
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.300%	5/7/10 LOC	17,100	17,100
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.300%	5/7/10 LOC	46,785	46,785
1 Gwinnett County GA Hsg. Auth. (Longwood Visa Apt.) TOB VRDO	0.370%	5/7/10 LOC	8,045	8,045
1 Gwinnett County GA School Dist. GO TOB VRDO	0.300%	5/7/10 (Prere.)	7,045	7,045
1 Gwinnett County GA School Dist. GO TOB VRDO	0.310%	5/7/10	12,310	12,310
1 Gwinnett County GA School Dist. TOB VRDO	0.300%	5/7/10	4,500	4,500
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	0.300%	5/7/10 LOC	16,475	16,475
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	0.300%	5/7/10 LOC	19,390	19,390
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	0.320%	5/7/10 LOC	6,000	6,000
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	0.320%	5/7/10 LOC	18,800	18,800
1 Macon-Bibb County GA Hosp. Auth. TOB VRDO	0.300%	5/7/10	4,995	4,995
1 Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	0.310%	5/7/10	10,435	10,435
Muni. Electric Auth. Georgia BAN	1.250%	5/7/10	23,000	23,001
Muni. Electric Auth. Georgia BAN	1.500%	5/25/10	20,000	20,012
1 Private Colleges & Univ. Auth. of Georgia (Emory Univ.) TOB VRDO	0.310%	5/7/10	8,820	8,820
1 Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) TOB VRDO	0.300%	5/7/10	4,440	4,440
1 Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) TOB VRDO	0.300%	5/7/10	5,630	5,630
Savannah GA Econ. Dev. Auth. Rev. (SSU Foundation) VRDO	0.300%	5/7/10 LOC	9,000	9,000
Thomasville GA Hosp. Rev. (John D Archbold Memorial Hosp., Inc. Project) VRDO	0.300%	5/7/10 LOC	4,000	4,000
Thomasville GA Hosp. Rev. (John D Archbold Memorial Hosp., Inc. Project) VRDO	0.300%	5/7/10 LOC	4,095	4,095
Valdosta & Lowndes County GA Hosp. Auth. Rev. (South GA Medical Center Project) VRDO	0.300%	5/7/10 LOC	5,300	5,300
				613,338
Hawaii (0.4%)
1 Hawaii State GO TOB VRDO	0.300%	5/7/10	11,245	11,245
1 Honolulu HI City & County Board Water Supply TOB VRDO	0.300%	5/7/10 LOC	7,000	7,000
1 Honolulu HI City & County TOB VRDO	0.310%	5/7/10	14,995	14,995
1 Honolulu HI City & County TOB VRDO	0.310%	5/7/10	7,715	7,715
1 Univ. of Hawaii Rev. TOB VRDO	0.310%	5/7/10 (13)	19,800	19,800
1 University of Hawaii Rev. TOB VRDO	0.300%	5/7/10 LOC	12,885	12,885
				73,640
Idaho (2.6%)
Idaho Housing & Finance Assn. (College of Idaho Project) VRDO	0.290%	5/7/10 LOC	6,355	6,355
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.350%	5/7/10 LOC	12,800	12,800
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.350%	5/7/10 LOC	7,255	7,255
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.350%	5/7/10 LOC	13,000	13,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	11,185	11,185
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	14,110	14,110
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	14,615	14,615
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	7,630	7,630
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	7,090	7,090
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	10,485	10,485
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	9,740	9,740
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	10,115	10,115
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10	8,000	8,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	7,000	7,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	17,530	17,530
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	15,220	15,220
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10	24,000	24,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10	13,335	13,335
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10	14,130	14,130
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	15,055	15,055
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	14,885	14,885
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	6,400	6,400
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10	28,750	28,750
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	11,140	11,140
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	29,505	29,505
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10	27,000	27,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	10,560	10,560
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	7,310	7,310
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	5,545	5,545
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	9,950	9,950

12

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Idaho State Building Auth. Rev. (Prison Fac. Project) VRDO	0.350%	5/7/10	13,190	13,190
Idaho TAN	2.500%	6/30/10	100,000	100,344
				503,229
Illinois (5.3%)
1 Aurora IL Single Family Mortage Rev. TOB VRDO	0.370%	5/7/10	47,795	47,795
Bartlett IL Special Services Area (Bluff City LLC) VRDO	0.360%	5/7/10 LOC	12,920	12,920
1 Chicago IL Board of Educ. TOB VRDO	0.350%	5/7/10 (4)	4,995	4,995
Chicago IL Board of Educ. VRDO	0.310%	5/7/10 LOC	4,900	4,900
Chicago IL Board of Educ. VRDO	0.310%	5/7/10 LOC	5,900	5,900
1 Chicago IL GO TOB VRDO	0.300%	5/7/10	10,830	10,830
1 Chicago IL GO TOB VRDO	0.330%	5/7/10	5,500	5,500
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.300%	5/7/10	5,005	5,005
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.300%	5/7/10	8,710	8,710
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.310%	5/7/10	3,655	3,655
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.310%	5/7/10	18,925	18,925
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.310%	5/7/10	5,000	5,000
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.300%	5/7/10 LOC	29,765	29,765
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.300%	5/7/10 LOC	13,690	13,690
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.320%	5/7/10 (4)	14,645	14,645
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.450%	5/7/10 (4)	7,495	7,495
1 Chicago IL TOB VRDO	0.300%	5/7/10 (12)	6,600	6,600
1 Chicago IL Wastewater Transmission Rev. TOB VRDO	0.300%	5/7/10 LOC	16,960	16,960
Chicago IL Wastewater Transmission Rev. VRDO	0.250%	5/3/10 LOC	7,000	7,000
Chicago IL Water Rev. VRDO	0.290%	5/7/10 LOC	19,865	19,865
Chicago IL Water Rev. VRDO	0.290%	5/7/10 LOC	5,365	5,365
Cook County IL Community Consolidated School Dist. Rev.	2.000%	12/1/10	8,530	8,610
1 Cook County IL GO TOB VRDO	0.300%	5/7/10 LOC	6,850	6,850
1 Cook County IL GO TOB VRDO	0.350%	5/7/10	7,460	7,460
1 Hoffman Estates IL TOB VRDO	0.310%	5/7/10	7,295	7,295
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.250%	5/3/10	29,660	29,660
Illinois Dev. Finance Auth. Rev. (Chicago Horticultural Society) VRDO	0.360%	5/7/10 LOC	20,000	20,000
Illinois Dev. Finance Auth. Rev. (Loyola Academy) VRDO	0.360%	5/7/10 LOC	16,245	16,245
1 Illinois Dev. Finance Auth. TOB VRDO	0.310%	5/7/10	20,500	20,500
Illinois Educ. Fac. Auth. Rev. (Columbia College Chicago) VRDO	0.280%	5/7/10 LOC	12,650	12,650
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	0.300%	5/7/10	9,185	9,185
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	0.300%	5/7/10	4,165	4,165
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.240%	5/7/10	31,989	31,989
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.240%	5/7/10	39,459	39,459
1 Illinois Finance Auth. (Advocate Health Care) TOB VRDO	0.300%	5/7/10	14,910	14,910
Illinois Finance Auth. IDR (Guesto Packing Company Inc. Project) Rev. VRDO	0.400%	5/7/10 LOC	6,710	6,710
Illinois Finance Auth. Rev. (Advocate Health) PUT	0.350%	2/1/11	25,000	25,000
Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.280%	5/7/10	25,000	25,000
Illinois Finance Auth. Rev. (Art Institute of Chicago) VRDO	0.300%	5/7/10 LOC	2,300	2,300
1 Illinois Finance Auth. Rev. (Central DuPage Health) TOB VRDO	0.300%	5/7/10	8,750	8,750
Illinois Finance Auth. Rev. (Chicago Horticulture Project) VRDO	0.360%	5/7/10 LOC	9,000	9,000
Illinois Finance Auth. Rev. (Hosp. Sister Services Inc.) CP	0.270%	5/25/10	30,000	30,000
Illinois Finance Auth. Rev. (Hosp. Sister Services Inc.) CP	0.320%	7/9/10	16,970	16,970
Illinois Finance Auth. Rev. (Institute of Chicago) VRDO	0.270%	5/7/10 LOC	2,175	2,175
Illinois Finance Auth. Rev. (Northwest Community Hosp.) VRDO	0.260%	5/7/10 LOC	13,330	13,330
1 Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) TOB VRDO	0.300%	5/7/10	6,000	6,000
1 Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) TOB VRDO	0.300%	5/7/10	11,200	11,200
Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.250%	5/3/10	21,285	21,285
Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.250%	5/3/10	4,700	4,700
Illinois Finance Auth. Rev. (Northwestern Univ.) PUT	0.400%	3/1/11	20,000	20,000
Illinois Finance Auth. Rev. (Northwestern Univ.) PUT	0.400%	3/1/11	20,000	20,000
1 Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	0.300%	5/7/10	8,165	8,165
Illinois Finance Auth. Rev. (Rush Univ. Medical Center) VRDO	0.290%	5/7/10 LOC	4,000	4,000
Illinois Finance Auth. Rev. (Southern Illinois Healthcare) VRDO	0.300%	5/7/10 LOC	9,525	9,525
Illinois Finance Auth. Rev. (Trinity International Univ.) VRDO	0.300%	5/7/10 LOC	12,870	12,870
1 Illinois Finance Auth. Rev. (Univ. of Chicago) TOB VRDO	0.300%	5/7/10	3,000	3,000
1 Illinois Finance Auth. Rev. (Univ. of Chicago) TOB VRDO	0.300%	5/7/10	10,265	10,265
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	0.240%	5/7/10	30,000	30,000
Illinois Finance Auth. Rev. (Wesleyan Univ.) VRDO	0.300%	5/7/10 LOC	5,300	5,300
Illinois Finance Auth. Rev. (Xavier Univ.) VRDO	0.330%	5/7/10 LOC	3,900	3,900
Illinois Finance Auth. Rev. (YMCA Metro. Chicago Project) VRDO	0.300%	5/7/10 LOC	9,750	9,750
1 Illinois GO TOB VRDO	0.310%	5/7/10 LOC	18,160	18,160
1 Illinois GO TOB VRDO	0.320%	5/7/10 (4)	9,900	9,900
Illinois Health Fac. Auth. Rev. (Advocate Health Care Network) PUT	0.400%	3/25/11	10,000	10,000
Illinois Health Fac. Auth. Rev. (Elmhurst Memorial Hosp.) VRDO	0.280%	5/7/10 LOC	8,600	8,600
Illinois Health Fac. Auth. Rev. (Northwest Community Hosp.) VRDO	0.270%	5/3/10	6,500	6,500
1 Illinois Housing Dev. Auth. TOB VRDO	0.400%	5/7/10	19,500	19,500
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	0.300%	5/7/10	14,380	14,380
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	0.300%	5/7/10 (13)	11,360	11,360
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	0.300%	5/7/10	21,325	21,325
1 Illinois State Toll Highway Auth. Toll Highway Rev. TOB VRDO	0.300%	5/7/10	14,430	14,430

13

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Illinois State Toll Highway Auth. Toll Highway Rev. TOB VRDO	0.300%	5/7/10	5,330	5,330
1 Lake, Cook, Kane & McHenry Counties IL Community USD TOB VRDO	0.300%	5/7/10 (4)	10,355	10,355
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	0.300%	5/7/10 (4)	9,275	9,275
1 Schaumburg IL GO TOB VRDO	0.310%	5/7/10 (13)	6,130	6,130
Univ. of Illinois Board of Trustees COP VRDO	0.300%	5/7/10	30,000	30,000
1 Univ. of Illinois Univ. Rev. TOB VRDO	0.310%	5/7/10	14,660	14,660
				1,013,598
Indiana (2.8%)
Indiana Bond Bank Rev. Advance Funding Program	2.000%	1/6/11 LOC	66,000	66,707
Indiana Dev. Finance Auth. Rev. (Children’s Museum) VRDO	0.300%	5/7/10	29,200	29,200
Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	0.300%	5/7/10 LOC	18,000	18,000
Indiana Educ. Fac. Auth. (Wabash College) VRDO	0.300%	5/7/10 LOC	29,940	29,940
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.270%	5/7/10 LOC	5,000	5,000
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.270%	5/7/10 LOC	5,250	5,250
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.270%	5/7/10 LOC	3,675	3,675
Indiana Finance Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group) VRDO	0.280%	5/7/10 LOC	23,655	23,655
Indiana Finance Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group) VRDO	0.280%	5/7/10 LOC	14,215	14,215
Indiana Finance Auth. Rev. (Ascension Health) PUT	0.390%	5/17/10	8,000	8,000
Indiana Finance Auth. Rev. (Ascension Health) PUT	0.330%	6/15/10	8,090	8,090
Indiana Finance Auth. Rev. (Ascension Health) PUT	0.330%	6/15/10	6,490	6,490
Indiana Finance Auth. Rev. (Ascension Health) PUT	0.330%	6/15/10	6,725	6,725
Indiana Finance Auth. Rev. (Columbus Regional Hosp.) VRDO	0.290%	5/7/10 LOC	7,000	7,000
Indiana Finance Auth. Rev. (DePauw Univ. Project) VRDO	0.270%	5/7/10 LOC	26,570	26,570
Indiana Finance Auth. Rev. (Duke Energy Project) VRDO	0.340%	5/7/10 LOC	6,000	6,000
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.260%	5/3/10	13,900	13,900
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.260%	5/7/10	25,300	25,300
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.290%	5/7/10	20,000	20,000
Indiana Finance Auth. Rev. VRDO	0.280%	5/7/10 LOC	18,280	18,280
1 Indiana Health & Educ. Fac. Financing Auth. Health System Rev.
(Sisters of St. Francis Health Services, Inc. Obligated Group) TOB VRDO	0.350%	5/7/10 (4)	3,300	3,300
1 Indiana Health & Educ. Fac. Financing Auth. Rev. (Ascension Health Credit Group) TOB VRDO	0.300%	5/7/10	19,275	19,275
Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	0.290%	5/7/10 LOC	8,875	8,875
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/10	2,500	2,550
1 Indiana Health Fac. Fin. Auth. Hosp. Rev. (Community Hosp. Project) Rev. TOB VRDO	0.300%	5/7/10 LOC	6,420	6,420
1 Indiana Health Fac. Finance Auth. Rev. (Sisters of St. Francis Health Services, Inc.) TOB VRDO	0.310%	5/7/10 (4)	8,085	8,085
1 Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. TOB VRDO	0.370%	5/7/10	2,615	2,615
Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. VRDO	0.290%	5/7/10 LOC	21,135	21,135
Indianapolis IN Local Public Improvement Bond Bank Notes	0.370%	8/6/10	15,000	15,000
Indianapolis IN Local Public Improvement Bond Bank Notes	0.370%	8/6/10	7,500	7,500
Lawrenceburg IN Pollution Control Rev. VRDO	0.290%	5/7/10 LOC	13,000	13,000
Lawrenceburg IN Pollution Control Rev. VRDO	0.400%	5/7/10 LOC	10,000	10,000
1 New Albany Floyd County IN School Building Corp. TOB VRDO	0.310%	5/7/10 (4)	5,370	5,370
Noblesville IN Econ. Dev. Rev. (Greystone Apartments Project) VRDO	0.350%	5/7/10 LOC	10,990	10,990
Purdue IN Univ. CP	0.380%	6/14/10	27,492	27,492
Purdue Univ. Indiana Univ. Student Fac. System Rev. VRDO	0.340%	5/7/10	3,700	3,700
1 Wayne Township IN School Building Corp. Marion County TOB VRDO	0.300%	5/7/10 LOC	25,575	25,575
				532,879
Iowa (0.6%)
1 Des Moines IA Metro. Wastewater Reclamation Auth. Sewer. Rev. TOB VRDO	0.310%	5/7/10 LOC	12,855	12,855
Iowa Finance Auth. (Iowa Schools Cash Anticipation Notes Program)	2.500%	6/23/10	50,000	50,141
Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	0.300%	5/7/10	5,330	5,330
Iowa Finance Auth. Single Family Rev. VRDO	0.300%	5/7/10	11,500	11,500
Iowa Finance Auth. Single Family Rev. VRDO	0.320%	5/7/10	12,000	12,000
1 Iowa Special Obligation TOB VRDO	0.310%	5/7/10	11,200	11,200
1 Iowa Special Obligation TOB VRDO	0.310%	5/7/10	3,800	3,800
				106,826
Kansas (0.6%)
1 Kansas Dept. of Transp. Highway Rev. TOB VRDO	0.310%	5/7/10	6,270	6,270
Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO	0.370%	5/7/10	34,000	34,000
Wichita KS Airport Fac. Rev. VRDO	0.370%	5/7/10	11,170	11,170
Wichita KS Renewal & Improvement Temporary Notes	0.450%	3/3/11	70,820	70,838
				122,278
Kentucky (1.3%)
Boyle County KY Hosp. Rev. (Ephraim McDowell Health) VRDO	0.290%	5/7/10 LOC	7,560	7,560
Christian County KY Association County Leasing Program Rev. VRDO	0.250%	5/3/10 LOC	8,925	8,925
Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	0.290%	5/7/10 LOC	2,700	2,700
Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	0.370%	5/7/10	4,600	4,600
Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	0.370%	5/7/10 (13)	17,900	17,900
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	0.250%	5/7/10 LOC	15,980	15,980
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	0.290%	5/7/10 LOC	12,000	12,000
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (St. Elizabeth Medical) VRDO	0.280%	5/7/10 LOC	5,500	5,500
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (Ashland Hosp. Corp.) VRDO	0.300%	5/7/10 LOC	35,000	35,000
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (Ashland Hosp. Corp.) VRDO	0.300%	5/7/10 LOC	5,000	5,000
Kentucky Higher Educ. Student Loan Corp. Student Loan Rev. VRDO	0.370%	5/7/10 LOC	41,700	41,700

14

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Kentucky Housing Corp. Housing Rev. TOB VRDO	0.360%	5/7/10	9,635	9,635
Kentucky Housing Corp. Single Family Mortgage Rev. VRDO	0.330%	5/7/10	1,850	1,850
1 Kentucky Infrastructure Auth. Wastewater & Drinking Water Rev. TOB VRDO	0.300%	5/7/10	6,140	6,140
1 Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project) TOB VRDO	0.310%	5/7/10	10,435	10,435
1 Louisville & Jefferson County KY Metro. Govt. Parking Rev. TOB VRDO	0.300%	5/7/10	7,455	7,455
Louisville KY Water Works Board Rev.	5.250%	11/15/10 (Prere.)	1,600	1,642
Richmond KY League of Cities Funding Lease Program Rev. VRDO	0.280%	5/7/10 LOC	9,000	9,000
Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	0.300%	5/7/10 LOC	29,350	29,350
Williamstown KY League of Cities VRDO	0.280%	5/7/10 LOC	4,850	4,850
Williamstown KY League of Cities VRDO	0.280%	5/7/10 LOC	4,800	4,800
				242,022
Louisiana (1.1%)
Ascension Parish LA Ind. Dev. Board Rev. (Geismar Project) VRDO	0.300%	5/7/10 LOC	17,000	17,000
Louisiana GO VRDO	0.280%	5/7/10 LOC	23,100	23,100
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) VRDO	0.310%	5/7/10 LOC	13,900	13,900
Louisiana Public Fac. Auth. Rev. (Christus Health) VRDO	0.280%	5/7/10 LOC	3,000	3,000
Louisiana Public Fac. Auth. Rev. (Tiger Athletic) VRDO	0.300%	5/7/10 LOC	21,285	21,285
1 Louisiana Public Fac. Auth. Rev. TOB VRDO	0.330%	5/7/10 LOC	44,345	44,345
1 Louisiana Public Fac. Auth. Rev. TOB VRDO	0.330%	5/7/10 LOC	42,645	42,645
Louisiana Public Fac. Auth. Rev. VRDO	0.300%	5/7/10 LOC	30,000	30,000
1 St. James Parish Louisiana Rev. (Nustar Logistics LP Project) VRDO	0.300%	5/7/10 LOC	10,000	10,000
				205,275
Maine (0.2%)
1 Maine Housing Auth. Mortgage Rev. TOB VRDO	0.360%	5/7/10	5,510	5,510
1 Maine Housing Auth. Mortgage Rev. TOB VRDO	0.370%	5/7/10	3,720	3,720
Maine Housing Auth. Mortgage Rev. VRDO	0.270%	5/7/10	20,000	20,000
Maine Housing Auth. Mortgage Rev. VRDO	0.270%	5/7/10	9,000	9,000
				38,230
Maryland (1.6%)
Baltimore County MD Metro. Dist. CP	0.270%	6/8/10	23,000	23,000
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.360%	5/7/10	7,550	7,550
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.370%	5/7/10	5,095	5,095
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.400%	5/7/10	4,430	4,430
1 Maryland Dept. of Housing & Community Dev. TOB VRDO	0.360%	5/7/10	6,325	6,325
1 Maryland Dept. of Housing & Community Dev. TOB VRDO	0.400%	5/7/10	4,245	4,245
Maryland Dept. of Housing & Community Dev. VRDO	0.310%	5/7/10	7,850	7,850
Maryland Dept. of Transp.	5.000%	5/1/10	16,975	16,975
Maryland GO	5.000%	8/1/10	6,000	6,069
Maryland Health & Higher Educ. Fac. Auth. (Johns Hopkins Univ.) CP	0.240%	5/25/10 LOC	21,500	21,500
Maryland Health & Higher Educ. Fac. Auth. (Johns Hopkins Univ.) CP	0.240%	5/25/10 LOC	21,500	21,500
Maryland Health & Higher Educ. Fac. Auth. (Johns Hopkins Univ.) CP	0.340%	6/7/10 LOC	21,500	21,500
Maryland Health & Higher Educ. Fac. Auth. (Johns Hopkins Univ.) CP	0.320%	6/10/10	15,000	15,000
1 Maryland Health & Higher Educ. Fac. Auth. Rev. (John Hopkins Univ.) TOB VRDO	0.310%	5/7/10	7,675	7,675
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Hosp.) VRDO	0.280%	5/7/10 LOC	8,100	8,100
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) VRDO	0.280%	5/7/10 LOC	4,700	4,700
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	0.280%	5/7/10 LOC	5,000	5,000
1 Maryland State Transp. Auth. Rev. TOB VRDO	0.310%	5/7/10 (4)	15,515	15,515
Maryland Transp. Auth. Passenger Fac. Charge Rev. VRDO	0.300%	5/7/10 LOC	23,650	23,650
1 Maryland Transp. Auth. Rev. TOB VRDO	0.300%	5/7/10 (4)	29,800	29,800
1 Maryland Transp. Auth. Rev. TOB VRDO	0.310%	5/7/10 (4)	13,860	13,860
Montgomery County MD GO	2.000%	11/1/10	7,800	7,865
Montgomery County MD Housing Opportunities Comm. (Multi Family) Rev. VRDO	0.250%	5/7/10 LOC	4,590	4,590
Washington Suburban Sanitation Dist. Maryland VRDO	0.340%	5/7/10	29,000	29,000
				310,794
Massachusetts (2.4%)
Boston MA GO	2.000%	4/1/11	5,005	5,079
Massachusetts Bay Transp. Auth. Rev. CP	0.250%	5/4/10	9,500	9,500
Massachusetts Dept. of Transp. Metro Highway System Rev. VRDO	0.280%	5/7/10	8,200	8,200
Massachusetts Dept. of Transp. Metro Highway System Rev. VRDO	0.300%	5/7/10	17,000	17,000
Massachusetts Dept. of Transp. Metro Highway System Rev. VRDO	0.310%	5/7/10	33,000	33,000
Massachusetts Dept. of Transp. Metro Highway System Rev. VRDO	0.310%	5/7/10	33,000	33,000
Massachusetts Dev. Finance Agency Rev. (Fay School Issue) VRDO	0.300%	5/7/10 LOC	5,400	5,400
Massachusetts Dev. Finance Agency Rev. (Shady Hill) VRDO	0.300%	5/7/10 LOC	10,000	10,000
Massachusetts Dev. Finance Agency Rev. (Wentworth Institute of Technology) VRDO	0.300%	5/7/10 LOC	17,100	17,100
1 Massachusetts Educ. Finance Auth. Educ. Loan Rev. TOB VRDO	0.360%	5/7/10 (12)	4,390	4,390
Massachusetts GO	5.000%	1/1/11 (Prere.)	4,000	4,123
Massachusetts GO CP	0.320%	5/12/10	15,000	15,000
Massachusetts GO RAN	2.500%	6/24/10	40,000	40,124
1 Massachusetts GO TOB VRDO	0.280%	5/7/10 LOC	15,250	15,250
1 Massachusetts GO TOB VRDO	0.300%	5/7/10	23,935	23,935
1 Massachusetts GO TOB VRDO	0.300%	5/7/10	36,740	36,740
1 Massachusetts GO TOB VRDO	0.300%	5/7/10	31,235	31,235
1 Massachusetts GO TOB VRDO	0.310%	5/7/10	13,545	13,545
1 Massachusetts GO TOB VRDO	0.350%	5/7/10 (4)	1,850	1,850

15

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GO VRDO	0.300%	5/3/10	3,700	3,700
Massachusetts GO VRDO	0.310%	5/7/10	10,100	10,100
Massachusetts Health & Educ. Fac. Auth. Rev. (Amherst College) PUT	0.480%	7/8/10	10,725	10,725
Massachusetts Health & Educ. Fac. Auth. Rev. (Cil Realty) VRDO	0.270%	5/7/10 LOC	4,000	4,000
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.300%	5/7/10	7,500	7,500
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System Inc.) CP	0.280%	6/30/10	10,000	10,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare) VRDO	0.270%	5/7/10	15,000	15,000
Massachusetts Health & Educ. Fac. Auth. Rev. VRDO	0.290%	5/7/10 LOC	30,700	30,700
1 Massachusetts Health & Educ. Fac. Auth. TOB VRDO	0.300%	5/7/10	10,000	10,000
1 Massachusetts Housing Finance Agency Housing Rev. TOB VRDO	0.360%	5/7/10	5,515	5,515
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	0.310%	5/7/10	7,550	7,550
1 Massachusetts Water Pollution Abatement Trust TOB VRDO	0.300%	5/7/10	3,240	3,240
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.310%	5/7/10 (4)	7,300	7,300
				449,801
Michigan (3.9%)
Green Lake Township MI Econ. Dev. Corp. Rev. (Interlochen Center Project) VRDO	0.250%	5/3/10 LOC	6,500	6,500
Jackson County MI Hosp. Finance Auth. Rev. (W.A. Foote Memorial Hosp.) VRDO	0.300%	5/7/10 (12)	10,000	10,000
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health) VRDO	0.280%	5/7/10 LOC	30,000	30,000
Michigan Building Auth. CP	0.350%	6/24/10 LOC	17,510	17,510
Michigan GO	2.000%	9/30/10	150,000	150,915
1 Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.330%	5/7/10 LOC	59,245	59,245
1 Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.330%	5/7/10 LOC	66,995	66,995
1 Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.330%	5/7/10 LOC	67,945	67,945
1 Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.330%	5/7/10 LOC	36,545	36,545
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	0.280%	5/4/10	10,000	10,000
Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	0.280%	5/7/10	22,970	22,970
Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	0.280%	5/7/10	13,045	13,045
Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	0.280%	5/7/10	20,700	20,700
Michigan Hosp. Finance Auth. Rev. (Holland Community Hosp.) VRDO	0.290%	5/7/10 LOC	7,000	7,000
Michigan Hosp. Finance Auth. Rev. (Trinity Health) CP	0.310%	6/4/10	11,420	11,420
Michigan Housing Dev. Auth. Rev. VRDO	0.360%	5/3/10 (4)	1,450	1,450
Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	0.350%	5/7/10 LOC	23,220	23,220
Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	20,000	20,000
Michigan Muni. Bond Auth. RAN	2.500%	8/20/10 LOC	35,000	35,175
Michigan Muni. Bond Auth. RAN	2.500%	8/20/10 LOC	22,500	22,612
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	7,980	8,240
1 Michigan Muni. Bond Auth. Rev. TOB VRDO	0.300%	5/7/10	3,845	3,845
Michigan State Univ. Board of Trustees VRDO	0.270%	5/7/10	24,000	24,000
Oakland County MI Econ. Dev. Corp. (Cranbrook Educ. Comm.) VRDO	0.320%	5/7/10 LOC	18,690	18,690
Univ. of Michigan Hosp. Rev. VRDO	0.280%	5/7/10	28,630	28,630
Wayne County Michigan Airport Auth. Rev. (Detroit Metropolitan Wayne Airport) VRDO	0.270%	5/7/10 LOC	14,875	14,875
1 Wayne MI Univ. of Michigan Univ. Rev. TOB VRDO	0.350%	5/7/10 (4)	5,295	5,295
				736,822
Minnesota (0.8%)
1 Hennepin County MN Sales Tax Rev. TOB VRDO	0.300%	5/7/10	23,640	23,640
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care) VRDO	0.250%	5/3/10 LOC	9,500	9,500
Minneapolis MN GO	2.000%	12/1/10	3,145	3,174
Minnesota Agriculture & Econ. Dev. Board Rev.	6.375%	11/15/10 (Prere.)	7,200	7,502
Minnesota GO	2.000%	8/1/10	4,700	4,719
Minnesota GO	4.000%	8/1/10	4,000	4,036
Minnesota GO	4.000%	8/1/10	2,550	2,573
Minnesota GO	5.000%	8/1/10	11,720	11,855
Minnesota Higher Educ. Fac. Auth. Rev. (Carleton College) VRDO	0.280%	5/7/10	8,650	8,650
Minnesota Housing Finance Agency Residential Housing Finance VRDO	0.320%	5/7/10 LOC	14,500	14,500
Minnesota Housing Finance Agency Residential Housing Finance VRDO	0.320%	5/7/10	7,000	7,000
Minnesota Office of Higher Education Rev. (Supply Student Loan) VRDO	0.330%	5/7/10 LOC	7,000	7,000
Minnesota School Dist. Tax & Aid Borrowing Program COP TAN	2.000%	9/10/10	28,500	28,652
Minnesota School Dist. Tax & Aid Borrowing Program COP TAN	2.000%	9/10/10	10,000	10,061
Rochester MN Health Care Fac. Rev. (Mayo Foundation) CP	0.300%	6/10/10	5,000	5,000
St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	0.250%	5/7/10 LOC	6,400	6,400
				154,262
Mississippi (0.9%)
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone
(Chevron USA Inc. Project) VRDO	0.300%	5/7/10 LOC	12,000	12,000
Mississippi Business Finance Corp. Rev. (Promenade D’Iberville Project) VRDO	0.300%	5/7/10 LOC	36,895	36,895
Mississippi Business Finance Corp. Rev. VRDO	0.290%	5/7/10 LOC	8,000	8,000
Mississippi Business Financing Corp. Health Care Fac. Corp. Rev.
(Rush Medical Foundation Project) VRDO	0.270%	5/7/10 LOC	10,000	10,000
Mississippi Dev. Bank Special Obligation (Magnolia Regional Health Project) VRDO	0.300%	5/7/10 LOC	5,000	5,000
1 Mississippi Dev. Bank Special Obligation Rev. TOB VRDO	0.300%	5/7/10 LOC	5,000	5,000
Mississippi Dev. Bank Special Obligation Rev. VRDO	0.290%	5/7/10	33,255	33,255
Mississippi Dev. Bank Special Obligation Rev. VRDO	0.330%	5/7/10 LOC	37,000	37,000
Mississippi GO	1.250%	11/17/10	20,000	20,098
1 Mississippi Housing Finance Corp. Single Family Mortgage Purchase Rev. TOB VRDO	0.370%	5/7/10	5,315	5,315
				172,563

16

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri (2.1%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist.
(St. Clair County Metrolink Extension) VRDO	0.310%	5/7/10 LOC	21,000	21,000
1 Columbia MO Special Oblig. Electrical Improvement Rev. TOB VRDO	0.300%	5/7/10 LOC	16,725	16,725
Curators of the Univ. of Missouri System Fac. Rev. VRDO	0.260%	5/7/10	23,945	23,945
Kansas City MO IDA Rev. (Downtown Redevelopment) VRDO	0.300%	5/7/10 LOC	7,900	7,900
Kansas City MO IDA Rev. (Downtown Redevelopment) VRDO	0.300%	5/7/10 LOC	25,800	25,800
Missouri Dev. Finance Board Cultural Fac. Rev. (Nelson Gallery Foundation) VRDO	0.250%	5/3/10	6,270	6,270
Missouri Environmental Improvement & Energy Resource Auth. Water Pollution Control
and Drinking Water Rev.	2.000%	1/1/11	3,240	3,277
Missouri Health & Educ. Fac. Auth. (Assemblies of God College) VRDO	0.330%	5/7/10 LOC	8,220	8,220
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	0.250%	5/7/10	10,000	10,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	0.280%	5/7/10	12,460	12,460
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Sisters of Mercy Health Care System) VRDO	0.270%	5/7/10	16,700	16,700
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Sisters of Mercy Health Care System) VRDO	0.270%	5/7/10	52,000	52,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.280%	5/7/10 LOC	5,700	5,700
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	0.560%	5/4/10	9,250	9,250
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	0.390%	5/17/10	12,500	12,500
1 Missouri Health & Educ. Fac. Auth. TOB VRDO	0.310%	5/7/10	8,000	8,000
Missouri Higher Educ. Student Loan Auth. VRDO	0.330%	5/7/10 LOC	30,250	30,250
Missouri Highways & Transp. Comm. Road Rev. VRDO	0.300%	5/7/10 LOC	11,400	11,400
1 Missouri Highways & Transp. Commission Rev. (State Road) TOB VRDO	0.310%	5/7/10	25,470	25,470
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	0.450%	5/7/10	5,130	5,130
1 Missouri State Health & Educ. Fac. Auth. Rev. (Washington Univ.) TOB VRDO	0.310%	5/7/10	14,030	14,030
St. Joseph MO IDA Health Fac. Rev. (Heartland Regional Medical Center) VRDO	0.280%	5/7/10 LOC	22,000	22,000
St. Louis MO Special Obligation	0.750%	8/1/10	25,075	25,075
St. Louis MO Special Obligation	0.750%	8/1/10	20,060	20,060
				393,162
Montana (0.1%)
Montana Board of Investments PUT	0.500%	3/1/11	14,650	14,650

Multiple States (2.9%)
1 Federal Home Loan Mortgage Corp Multifamily Housing TOB VRDO	0.360%	5/7/10	279,115	279,115
Federal Home Loan Mortgage Corp Multifamily Housing VRDO	0.360%	5/7/10 LOC	44,403	44,403
1 Nuveen Municipal Market Opportunity Fund VRDP VRDO	0.450%	5/7/10 LOC	80,000	80,000
1 Nuveen Premium Income Municipal Fund 4 VRDP VRDO	0.450%	5/7/10 LOC	150,000	150,000
				553,518
Nebraska (1.7%)
Central Plains Energy Project Nebraska Gas Project VRDO	0.300%	5/7/10	80,000	80,000
Lincoln NE Lincoln Electric System CP	0.290%	5/13/10	29,500	29,500
1 Nebraska Investment Finance Auth. Single Family Housing Rev. TOB VRDO	0.370%	5/7/10	2,365	2,365
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.300%	5/7/10	14,355	14,355
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.300%	5/7/10	15,625	15,625
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.300%	5/7/10	15,790	15,790
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.300%	5/7/10	33,155	33,155
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.300%	5/7/10	23,695	23,695
1 Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.340%	5/7/10 LOC	6,000	6,000
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.310%	5/7/10 (13)	15,995	15,995
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.310%	5/7/10 (4)	9,950	9,950
1 Omaha NE Public Fac. Corp. Lease Rev. TOB VRDO	0.310%	5/7/10	12,345	12,345
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.300%	5/7/10	6,975	6,975
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.310%	5/7/10 (13)	34,610	34,610
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.310%	5/7/10 (13)	9,810	9,810
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.310%	5/7/10	10,160	10,160
				320,330
Nevada (1.1%)
Clark County NV Airport Improvement Rev. VRDO	0.320%	5/7/10 (4)	30,000	30,000
1 Clark County NV GO TOB VRDO	0.300%	5/7/10	8,430	8,430
1 Clark County NV GO TOB VRDO	0.300%	5/7/10 LOC	27,940	27,940
Clark County NV Ind. Dev. Rev. (Southwest Gas Corp.) VRDO	0.310%	5/7/10 LOC	10,000	10,000
1 Clark County NV School Dist. GO TOB VRDO	0.310%	5/7/10	6,270	6,270
1 Clark County NV TOB VRDO	0.300%	5/7/10	9,770	9,770
1 Clark County NV Water Reclamation Dist. GO TOB VRDO	0.300%	5/7/10	5,000	5,000
1 Clark County NV Water Reclamation Dist. GO TOB VRDO	0.300%	5/7/10	7,495	7,495
1 Clark County NV Water Reclamation Dist. GO TOB VRDO	0.300%	5/7/10	6,085	6,085
1 Las Vegas NV GO TOB VRDO	0.310%	5/7/10	10,850	10,850
Las Vegas Valley Water Dist. Nevada CP	0.330%	7/14/10	31,000	31,000
1 Las Vegas Valley Water Dist. Nevada TOB VRDO	0.300%	5/7/10	15,200	15,200
Nevada GO	6.000%	5/15/10	6,680	6,695
1 Nevada Higher Education Rev. TOB VRDO	0.310%	5/7/10 LOC	13,060	13,060
1 Nevada Higher Education Rev. TOB VRDO	0.350%	5/7/10	9,555	9,555
Nevada Housing Division Multi-Unit Housing City Center VRDO	0.400%	5/7/10 LOC	7,440	7,440
				204,790

17

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hampshire (0.1%)
1 New Hampshire Health & Educ. Fac. Auth. Rev. TOB VRDO	0.310%	5/7/10	10,000	10,000
1 New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	0.430%	5/7/10	2,850	2,850
1 New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	0.430%	5/7/10	3,140	3,140
1 New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	0.430%	5/7/10	9,155	9,155
				25,145
New Jersey (0.1%)
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	0.300%	5/7/10	9,950	9,950

New Mexico (1.1%)
Bernalillo County NM TRAN	2.000%	6/15/10	5,000	5,007
New Mexico Educ. Assistance Foundation Rev. VRDO	0.330%	5/7/10 LOC	10,300	10,300
New Mexico Educ. Assistance Foundation Rev. VRDO	0.330%	5/7/10 LOC	10,000	10,000
New Mexico Educ. Assistance Foundation Rev. VRDO	0.330%	5/7/10 LOC	5,000	5,000
New Mexico Educ. Assistance Foundation Rev. VRDO	0.330%	5/7/10 LOC	10,000	10,000
New Mexico Educ. Assistance Foundation Rev. VRDO	0.330%	5/7/10 LOC	10,000	10,000
1 New Mexico Finance Auth. Rev. TOB VRDO	0.310%	5/7/10	10,725	10,725
New Mexico Finance Auth. Transp. Rev.	2.000%	6/15/10	9,925	9,945
New Mexico Finance Auth. Transp. Rev. VRDO	0.260%	5/7/10 LOC	10,700	10,700
New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services) VRDO	0.270%	5/7/10	10,600	10,600
New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services) VRDO	0.270%	5/7/10	20,800	20,800
1 New Mexico Hosp. Equipment Loan Council Hosp. System Rev. TOB VRDO	0.310%	5/7/10	7,375	7,375
New Mexico Mun. Energy Acquisition Auth. (Gas Supply) VRDO	0.300%	5/7/10	60,000	60,000
New Mexico Severance Tax Rev.	2.000%	7/1/10	22,665	22,723
				203,175
New York (2.4%)
Metro. New York Transp. Auth. Rev. (Dedicated Tax Fund) VRDO	0.310%	5/7/10 LOC	7,115	7,115
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.320%	5/7/10 (4)	11,650	11,650
New York City NY GO	5.750%	5/15/10 (Prere.)	4,540	4,595
New York City NY GO	5.875%	5/15/10 (Prere.)	4,670	4,726
1 New York City NY GO TOB VRDO	0.300%	5/7/10	4,500	4,500
New York City NY GO VRDO	0.270%	5/7/10 LOC	10,115	10,115
New York City NY GO VRDO	0.290%	5/7/10 LOC	20,000	20,000
New York City NY GO VRDO	0.290%	5/7/10 LOC	5,725	5,725
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.300%	5/7/10	18,740	18,740
New York City NY Transitional Finance Auth. Rev. VRDO	0.280%	5/7/10	9,305	9,305
New York City NY Transitional Finance Auth. Rev. VRDO	0.310%	5/7/10	11,300	11,300
New York Liberty Dev. Corp. Rev. PUT	0.500%	1/18/11 (Prere.)	250,000	250,000
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (Prere.)	5,000	5,061
New York State Dormitory Auth. Rev. Non State Supported Debt (Rockefeller Univ.) VRDO	0.250%	5/7/10	12,100	12,100
New York State Housing Finance Agency Rev. (Bowery Place) VRDO	0.280%	5/7/10 LOC	25,200	25,200
North Hempstead NY BAN	1.500%	6/11/10	10,000	10,012
Oyster Bay NY BAN	1.750%	9/17/10	50,000	50,250
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	0.300%	5/7/10	4,000	4,000
				464,394
North Carolina (4.6%)
Cary NC VRDO	0.280%	5/7/10	26,930	26,930
Charlotte NC Airport Rev. VRDO	0.300%	5/7/10 LOC	6,200	6,200
Charlotte NC GO CP	0.470%	7/9/10	6,000	6,000
Charlotte NC GO CP	0.470%	7/9/10	1,788	1,788
Charlotte NC GO CP	0.400%	9/9/10	2,500	2,500
1 Charlotte NC GO TOB VRDO	0.300%	5/7/10	5,745	5,745
Charlotte NC Water & Sewer System Rev. GO	5.000%	6/1/10	6,000	6,023
1 Charlotte NC Water & Sewer System Rev. TOB VRDO	0.300%	5/7/10	5,985	5,985
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.280%	5/7/10	40,000	40,000
Durham NC VRDO	0.300%	5/7/10 LOC	32,985	32,985
Forsyth County NC VRDO	0.300%	5/7/10	14,070	14,070
Guilford County NC GO VRDO	0.290%	5/7/10	6,700	6,700
Lower Cape Fear NC Water & Sewer Auth. Special Fac. Rev. (Bladen Bluffs Project) VRDO	0.280%	5/7/10 LOC	6,065	6,065
Mecklenburg County NC COP VRDO	0.300%	5/7/10	9,000	9,000
Mecklenburg County NC GO VRDO	0.300%	5/7/10	21,000	21,000
Mecklenburg County NC GO VRDO	0.320%	5/7/10	7,000	7,000
Mecklenburg County NC GO VRDO	0.320%	5/7/10	7,000	7,000
Mecklenburg County NC GO VRDO	0.320%	5/7/10	7,000	7,000
North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	0.300%	5/7/10 LOC	10,610	10,610
North Carolina Capital Fac. Finance Agency Educ. Fac. Rev. (Campbell Univ.) VRDO	0.300%	5/7/10 LOC	11,500	11,500
1 North Carolina Capital Fac. Finance Agency Educ. Fac. Rev. (Wake Forest Univ.) TOB VRDO	0.300%	5/7/10	5,265	5,265
North Carolina Capital Fac. Finance Agency Educ. Fac. Rev. VRDO	0.300%	5/7/10 LOC	15,095	15,095
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ. Project) TOB VRDO	0.300%	5/7/10	10,000	10,000
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.300%	5/7/10	11,105	11,105
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.310%	5/7/10	12,000	12,000
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.310%	5/7/10	14,100	14,100

18

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Capital Fac. Finance Agency Rev. (Lenior-Rhyne College) VRDO	0.300%	5/7/10 LOC	16,200	16,200
North Carolina Capital Fac. Finance Agency Rev. (Triangle Aquatic Center Project) VRDO	0.300%	5/7/10 LOC	7,685	7,685
North Carolina Capital Fac. Finance Agency Rev. (YMCA of the Triangle) VRDO	0.330%	5/7/10 LOC	14,450	14,450
1 North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	0.310%	5/7/10	15,700	15,700
North Carolina Capital Improvement GO	2.000%	5/1/10	13,245	13,245
North Carolina GO	4.000%	5/1/11	19,385	20,081
1 North Carolina Infrastructure Financial Corp. COP TOB VRDO	0.290%	5/7/10	14,085	14,085
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.300%	5/7/10	24,315	24,315
North Carolina Medical Care Comm. Health Care Fac. (Lenoir Memorial Hosp. Project) VRDO	0.300%	5/7/10 LOC	8,315	8,315
North Carolina Medical Care Comm. Health Care Fac. (Lenoir Memorial Hosp. Project) VRDO	0.300%	5/7/10 LOC	13,855	13,855
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health System Eastern) VRDO	0.320%	5/7/10 LOC	11,260	11,260
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.280%	5/7/10 LOC	19,745	19,745
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.300%	5/7/10 LOC	15,445	15,445
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.300%	5/7/10 LOC	9,400	9,400
North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	0.280%	5/7/10 LOC	33,845	33,845
North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	0.330%	5/7/10 LOC	5,100	5,100
1 North Carolina Medical Care Comm. Health Care Fac. Rev. TOB VRDO	0.300%	5/7/10	6,540	6,540
North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	0.300%	5/7/10	36,960	36,960
1 North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) TOB VRDO	0.310%	5/7/10	5,000	5,000
North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) VRDO	0.290%	5/7/10 LOC	9,680	9,680
1 North Carolina State Capital Improvement TOB VRDO	0.310%	5/7/10	10,800	10,800
North Carolina State Educ. Assistance Rev. Student Loan VRDO	0.330%	5/7/10 LOC	45,900	45,900
North Carolina State Educ. Assistance Rev. Student Loan VRDO	0.350%	5/7/10 LOC	15,900	15,900
Raleigh Durham NC Airport Auth. Rev. VRDO	0.300%	5/7/10 LOC	12,750	12,750
1 Sampson County NC TOB VRDO	0.290%	5/7/10 LOC	5,000	5,000
Union County NC GO VRDO	0.290%	5/7/10	3,600	3,600
Union County NC GO VRDO	0.290%	5/7/10	4,960	4,960
Univ. of North Carolina Chapel Hill Foundation VRDO	0.300%	5/7/10	27,155	27,155
1 Univ. of North Carolina Univ. Rev. TOB VRDO	0.300%	5/7/10	6,900	6,900
1 Univ. of North Carolina Univ. Rev. TOB VRDO	0.310%	5/7/10	72,710	72,710
1 Univ. of North Carolina Univ. Rev. TOB VRDO	0.310%	5/7/10	4,970	4,970
Wake County NC Public Improvement GO VRDO	0.280%	5/7/10	21,000	21,000
1 Wake County NC TOB VRDO	0.300%	5/7/10	6,760	6,760
Winston-Salem NC Water & Sewer System Rev. VRDO	0.300%	5/7/10	6,000	6,000
Winston-Salem NC Water & Sewer System Rev. VRDO	0.300%	5/7/10	22,500	22,500
				869,477
North Dakota (0.2%)
North Dakota State Housing Fin. Agency Rev. VRDO	0.280%	5/7/10	21,850	21,850
North Dakota State Housing Fin. Agency Rev. VRDO	0.330%	5/7/10	9,900	9,900
				31,750
Ohio (2.1%)
Bloom & Carroll OH Local School Dist. BAN	1.375%	5/6/10	6,000	6,001
Columbus OH Regional Airport Auth. Airport Refunding Rev.
(Oasbo Expanded Asset Program) VRDO	0.300%	5/7/10 LOC	45,000	45,000
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) CP	0.300%	5/24/10	15,200	15,200
Delaware County OH Port Auth. Econ. Dev. Rev. (Columbus Zoological Park) VRDO	0.300%	5/7/10 LOC	5,350	5,350
Franklin County OH Hosp. Rev. (Nationwide Childrens) VRDO	0.290%	5/7/10	11,645	11,645
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.300%	5/7/10	34,500	34,500
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	0.280%	5/7/10 LOC	11,085	11,085
Hocking Technical College Dist. OH (Residence Hall Fac. Project) VRDO	0.270%	5/7/10 LOC	10,510	10,510
Lancaster Port Auth. Ohio Gas Rev. VRDO	0.300%	5/7/10	49,335	49,335
1 Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) TOB VRDO	0.300%	5/7/10 (4)	15,010	15,010
Lucas County OH BAN	1.000%	7/22/10	9,000	9,006
1 Ohio Collateralize Air Quality Dev. Rev. (Dayton Power and Light Company Project) TOB VRDO	0.360%	5/7/10 (13)	5,320	5,320
Ohio Common Schools GO VRDO	0.280%	5/7/10	28,630	28,630
Ohio GO VRDO	0.300%	5/7/10	3,710	3,710
Ohio GO VRDO	0.300%	5/7/10	39,515	39,515
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	0.350%	6/7/10	13,000	13,000
1 Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	0.450%	5/7/10	5,390	5,390
Ohio Infrastructure Improvement GO VRDO	0.300%	5/7/10	9,750	9,750
Ohio State Univ. General Receipts Rev. VRDO	0.280%	5/7/10	15,995	15,995
Ohio State Univ. General Receipts Rev. VRDO	0.280%	5/7/10	7,460	7,460
Ohio State Water Dev. Auth. Pollution Control Loan Fund BAN	5.000%	11/1/10	10,000	10,220
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.350%	5/7/10 LOC	10,000	10,000
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.270%	5/7/10	7,915	7,915
1 Toledo Lucas County OH Port Auth. Airport Rev (Flight Safety) VRDO	0.370%	5/7/10	10,300	10,300
Univ. of Cincinnati OH General Receipts BAN	1.500%	5/12/10	9,900	9,901
Univ. of Cincinnati OH General Receipts BAN	2.000%	7/21/10	6,500	6,511
Xenia OH Community City School Dist. GO	1.500%	7/29/10	8,800	8,824
				405,083
Oklahoma (0.8%)
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.310%	5/7/10 (12)	33,480	33,480
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.280%	5/3/10 (12)	36,175	36,175
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.300%	5/7/10 (12)	48,850	48,850

19

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Oklahoma Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	0.370%	5/7/10	6,480	6,480
Oklahoma Student Loan Auth. VRDO	0.330%	5/7/10 LOC	10,305	10,305
Oklahoma Turnpike Auth. VRDO	0.270%	5/7/10	12,650	12,650
				147,940
Oregon (1.2%)
Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.290%	5/24/10	10,000	10,000
Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.330%	7/14/10	8,000	8,000
Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.330%	7/14/10	21,525	21,525
Oregon Health Sciences Univ. Rev. VRDO	0.270%	5/7/10 LOC	9,000	9,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.330%	5/7/10	10,000	10,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.330%	5/7/10	15,000	15,000
1 Oregon State Department Administrative Service TOB VRDO	0.300%	5/7/10 LOC	15,495	15,495
Oregon State Fac. Auth. Rev. (Reed College Projects) VRDO	0.320%	5/7/10	45,460	45,460
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.290%	5/7/10	6,190	6,190
Oregon TAN	2.500%	6/30/10	72,000	72,239
Salem OR Hosp. Rev. VRDO	0.270%	5/7/10 LOC	10,000	10,000
				222,909
Pennsylvania (1.5%)
1 Allegheny County PA Hosp. Dev. Auth. (Univ. Pittsburgh Medical Center) TOB VRDO	0.300%	5/7/10	4,000	4,000
Beaver County PA IDA PCR (FirstEnergy) VRDO	0.290%	5/7/10 LOC	10,000	10,000
Berks County PA Hosp. Rev. (Reading Hosp. & Medical Center) PUT	0.540%	7/15/10	10,650	10,650
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	0.300%	5/7/10	10,665	10,665
Lackawanna County PA IDA Rev. (Scranton Prep School Proj.) VRDO	0.300%	5/7/10 LOC	12,310	12,310
Lehigh County PA General Purpose Hosp. Auth. Rev. (Good Shephard Group) VRDO	0.300%	5/7/10 LOC	10,940	10,940
Montgomery County PA IDA Rev. (Friends’ Central School Project) VRDO	0.300%	5/7/10 LOC	2,615	2,615
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (PPL Energy Supply) CP	0.450%	9/1/10 LOC	5,000	5,000
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (PPL Energy Supply) CP	0.620%	9/1/10 LOC	10,000	10,000
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (PSEG Power) VRDO	0.280%	5/7/10 LOC	20,000	20,000
Pennsylvania GO	1.500%	6/30/10	100,000	100,198
Pennsylvania GO	5.000%	7/1/10	5,185	5,225
Pennsylvania GO	2.000%	7/15/10	26,000	26,082
1 Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	0.370%	5/7/10	16,630	16,630
Philadelphia PA Auth. IDR (Girard Estate Aramark Project) VRDO	0.270%	5/7/10 LOC	11,550	11,550
Temple Univ. of the Commonwealth System of Higher Educ. Pennsylvania Univ. Funding Obligation	1.500%	4/6/11	30,000	30,272
				286,137
Rhode Island (0.4%)
1 Narragansett RI Commission WasteWater System Rev. TOB VRDO	0.310%	5/7/10 LOC	11,910	11,910
Rhode Island Health & Educ. (Rogers Williams Univ.) VRDO	0.330%	5/7/10 LOC	12,205	12,205
1 Rhode Island Housing & Mortgage Finance Corp. Rev. TOB VRDO	0.370%	5/7/10	5,000	5,000
Rhode Island Housing & Mortgage Finance Corp. Rev. VRDO	0.320%	5/7/10	25,000	25,000
1 Rhode Island Student Loan Auth. Student Loan Rev. TOB VRDO	0.370%	5/7/10	14,125	14,125
Rhode Island Student Loan Auth. Student Loan Rev. VRDO	0.320%	5/7/10 LOC	10,000	10,000
Rhode Island Student Loan Auth. Student Loan Rev. VRDO	0.320%	5/7/10 LOC	7,000	7,000
				85,240
South Carolina (1.0%)
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	0.310%	5/7/10	33,250	33,250
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	0.330%	5/7/10	24,190	24,190
Greenville County SC Hosp. Fac. Rev. VRDO	0.300%	5/7/10 LOC	30,265	30,265
Greenville County SC Hosp. System Rev. VRDO	0.320%	5/7/10 LOC	18,900	18,900
1 Greenville County SC School Dist. Rev. TOB VRDO	0.300%	5/7/10	13,865	13,865
South Carolina GO	4.000%	4/1/11	2,760	2,847
1 South Carolina Housing Rev. TOB VRDO	0.300%	5/7/10	6,590	6,590
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev. (AnMed Health Project) VRDO	0.280%	5/7/10 LOC	10,000	10,000
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev. (Sisters of Charity Providence Hosp.) VRDO	0.300%	5/7/10 LOC	5,200	5,200
South Carolina Jobs Econ. Dev. Auth. Rev. (Electric & Gas) VRDO	0.370%	5/7/10 LOC	7,000	7,000
1 South Carolina Public Service Auth. Rev. TOB VRDO	0.310%	5/7/10	10,000	10,000
1 South Carolina Public Service Auth. Rev. TOB VRDO	0.350%	5/7/10	5,520	5,520
Spartanburg County SC Regional Health Services Dist. Rev. VRDO	0.310%	5/7/10 (12)	7,265	7,265
Univ. of South Carolina School of Medicine Educ. Trust Healthcare Fac. Rev. VRDO	0.300%	5/7/10 LOC	6,400	6,400
1 York County SC School Dist. (Rock Hill) TOB VRDO	0.350%	5/7/10 (4)	11,345	11,345
				192,637
South Dakota (0.5%)
South Dakota Conservancy Dist. BAN	2.000%	9/10/10	27,500	27,641
South Dakota Health & Educ. Fac. Auth. Rev. (Avera Health) VRDO	0.270%	5/7/10 LOC	39,000	39,000
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	0.300%	5/7/10 LOC	15,000	15,000
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	0.300%	5/7/10 LOC	11,005	11,005
South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. VRDO	0.280%	5/7/10	4,900	4,900
South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. VRDO	0.290%	5/7/10	4,500	4,500
				102,046
Tennessee (4.2%)
Blount County & Aloca & Maryville TN Ind. Dev. Board VRDO	0.300%	5/7/10 LOC	5,000	5,000
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	5/7/10 LOC	10,975	10,975
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	5/7/10 LOC	5,650	5,650

20

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	5/7/10 LOC	4,000	4,000
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	5/7/10 LOC	17,635	17,635
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	5/7/10 LOC	14,860	14,860
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	5/7/10	12,000	12,000
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.360%	5/7/10 LOC	17,695	17,695
Jackson TN Energy Auth. Water System Rev. VRDO	0.300%	5/7/10 LOC	4,000	4,000
Jackson TN Energy Auth. Water System Rev. VRDO	0.360%	5/7/10 LOC	9,000	9,000
1 Knoxville TN Waste Water System Rev. TOB VRDO	0.350%	5/7/10	14,985	14,985
Metro. Govt. of Nashville & Davidson County TN CP	0.300%	6/9/10	40,625	40,625
Metro. Govt. of Nashville & Davidson County TN CP	0.300%	6/10/10	31,200	31,200
Metro. Govt. of Nashville & Davidson County TN CP	0.350%	7/8/10	32,375	32,375
Metro. Govt. of Nashville & Davidson County TN CP	0.350%	7/13/10	50,000	50,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Belmont Univ.) VRDO	0.300%	5/7/10 LOC	12,700	12,700
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Lipscomb Univ.) VRDO	0.300%	5/7/10 LOC	14,700	14,700
1 Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) TOB VRDO	0.300%	5/7/10	10,060	10,060
1 Rutherford County TN Health & Educ. Facs. Board Rev. TOB VRDO	0.310%	5/7/10	10,055	10,055
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	5/7/10	25,000	25,000
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	5/7/10 LOC	5,000	5,000
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.360%	5/7/10	15,875	15,875
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.400%	5/7/10 LOC	13,600	13,600
Shelby County TN GO VRDO	0.270%	5/7/10	70,000	70,000
Shelby County TN GO VRDO	0.300%	5/7/10	8,500	8,500
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.280%	5/7/10 (12)	75,000	75,000
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.280%	5/7/10 (12)	91,000	91,000
Tennessee GO	2.000%	5/1/10	14,575	14,575
Tennessee GO	5.000%	5/1/10	2,260	2,260
Tennessee GO CP	0.280%	7/8/10	29,935	29,935
1 Tennessee Housing Dev. Agency TOB VRDO	0.360%	5/7/10	8,870	8,870
Tennessee Local Dev. Auth. BAN	1.250%	6/16/10	52,845	52,900
Tennessee School Board Auth. Higher Educ. Fac.	5.250%	5/1/10 (Prere.)	1,945	1,945
Tennessee School Board Auth. Higher Educ. Fac. CP	0.250%	5/27/10	15,000	15,000
Tennessee School Board Auth. Higher Educ. Fac. CP	0.300%	6/3/10	10,000	10,000
Tennessee School Board Auth. Higher Educ. Fac. CP	0.270%	6/14/10	15,000	15,000
Tennessee State School Bond Auth.	2.000%	5/1/10	7,625	7,625
1 Tennessee State School Bond Auth. TOB VRDO	0.300%	5/7/10	13,020	13,020
				792,620
Texas (14.1%)
Arlington TX Independent School Dist. GO	2.000%	2/15/11	7,820	7,923
Austin TX Combined Util. System Rev. CP	0.320%	5/14/10 LOC	40,000	40,000
Austin TX Combined Util. System Rev. CP	0.320%	5/14/10 LOC	16,745	16,745
1 Austin TX Independent School Dist. TOB VRDO	0.310%	5/7/10	4,500	4,500
1 Austin TX Rev. TOB VRDO	0.300%	5/7/10 (13)	10,000	10,000
1 Austin TX Rev. TOB VRDO	0.300%	5/7/10 (13)	18,245	18,245
Austin TX Water & Wastewater System Rev.	5.900%	5/15/10 (Prere.)	26,800	26,856
Austin TX Water & Wastewater System Rev.	6.000%	5/15/10 (4)	4,250	4,259
1 Austin TX Water & Wastewater System Rev. TOB VRDO	0.300%	5/7/10 LOC	16,825	16,825
1 Austin TX Water & Wastewater System Rev. TOB VRDO	0.310%	5/7/10 (13)	5,635	5,635
1 Beaumont TX Independent School Dist. School Building TOB VRDO	0.300%	5/7/10	3,350	3,350
1 Bexar County TX Combined Flood Control TOB VRDO	0.300%	5/7/10	28,515	28,515
Bexar TX Metro. Water Dist. CP	0.240%	5/6/10 LOC	10,000	10,000
1 Board of Regents of the Univ. of Texas Rev. Financing System TOB VRDO	0.300%	5/7/10	6,600	6,600
1 Board of Regents of the Univ. of Texas System Rev. TOB VRDO	0.310%	5/7/10	5,100	5,100
1 Comal TX Independent School Dist. TOB VRDO	0.300%	5/7/10 LOC	10,360	10,360
1 Conroe TX Independent School Dist. TOB VRDO	0.300%	5/7/10	2,760	2,760
1 Dallas TX Area Rapid Transit TOB VRDO	0.310%	5/7/10 LOC	9,805	9,805
1 Dallas TX Independent School Dist. GO TOB VRDO	0.300%	5/7/10	14,720	14,720
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	0.370%	5/7/10 (4)	7,500	7,500
1 Denton TX Independent School Dist. TOB VRDO	0.300%	5/7/10	3,695	3,695
1 Denton TX Independent School Dist. TOB VRDO	0.300%	5/7/10	10,570	10,570
1 Denton TX Independent School Dist. TOB VRDO	0.300%	5/7/10	6,945	6,945
Denton TX Independent School Dist. VRDO	0.300%	5/7/10	18,305	18,305
1 Edinburg TX Consolidated Independant School Dist. COP TOB VRDO	0.300%	5/7/10	12,030	12,030
1 Fort Bend TX Independent School Dist. GO TOB VRDO	0.300%	5/7/10	8,240	8,240
1 Fort Bend TX Independent School Dist. GO TOB VRDO	0.300%	5/7/10	5,000	5,000
1 Fort Worth TX Water & Sewer Rev. TOB VRDO	0.300%	5/7/10	37,720	37,720
1 Frisco TX TOB VRDO	0.310%	5/7/10 (4)	5,355	5,355
1 Galveston County TX GO TOB VRDO	0.300%	5/7/10	9,205	9,205
Garland TX GO CP	0.310%	5/10/10	30,000	30,000
1 Grand Prairie TX Independent School Dist. TOB VRDO	0.310%	5/7/10	7,185	7,185
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.290%	5/7/10 LOC	15,700	15,700
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.) CP	0.350%	6/30/10	27,500	27,500
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.) CP	0.340%	9/8/10	50,000	50,000
1 Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (TECO Project) TOB VRDO	0.300%	5/7/10	8,755	8,755
1 Harris County TX Flood Control Dist. TOB VRDO	0.300%	5/7/10 (4)	4,510	4,510
Harris County TX GO CP	0.320%	5/11/10	4,000	4,000

21

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX GO CP	0.360%	5/11/10	42,540	42,540
Harris County TX GO CP	0.250%	5/12/10	13,250	13,250
Harris County TX GO CP	0.280%	5/13/10	10,000	10,000
Harris County TX GO CP	0.370%	6/11/10	12,300	12,300
Harris County TX GO CP	0.380%	6/11/10	1,800	1,800
Harris County TX GO CP	0.380%	6/11/10	3,100	3,100
1 Harris County TX GO TOB VRDO	0.300%	5/7/10 (4)	15,945	15,945
1 Harris County TX GO TOB VRDO	0.310%	5/7/10 (13)	30,000	30,000
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke’s Episcopal Hosp.) VRDO	0.320%	5/7/10	25,000	25,000
1 Harris County TX Toll Road Rev. TOB VRDO	0.300%	5/7/10	32,510	32,510
1 Harris County TX Toll Road Rev. TOB VRDO	0.310%	5/7/10 (13)	5,200	5,200
Houston TX Airport System Rev.	5.500%	7/1/10 (Prere.)	14,500	14,626
1 Houston TX Airport System Rev. TOB VRDO	0.310%	5/7/10	12,000	12,000
Houston TX Combined Util. System CP	0.310%	5/5/10 LOC	7,000	7,000
Houston TX Combined Util. System CP	0.320%	5/11/10 LOC	8,000	8,000
Houston TX Combined Util. System CP	0.250%	5/20/10 LOC	10,000	10,000
1 Houston TX Community College TOB VRDO	0.300%	5/7/10 (4)	4,125	4,125
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	0.270%	5/6/10	5,000	5,000
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	0.330%	7/12/10	10,000	10,000
Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	0.270%	5/7/10	18,580	18,580
Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	0.290%	5/7/10	23,750	23,750
1 Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	0.300%	5/7/10	22,155	22,155
1 Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	0.310%	5/7/10	10,430	10,430
1 Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	0.310%	5/7/10	8,520	8,520
1 Houston TX Independent School Dist. GO TOB VRDO	0.300%	5/7/10 LOC	17,090	17,090
Houston TX TRAN	2.500%	6/30/10	20,000	20,069
1 Houston TX Util. System Rev. TOB VRDO	0.280%	5/7/10 LOC	10,280	10,280
1 Houston TX Util. System Rev. TOB VRDO	0.300%	5/7/10 LOC	9,000	9,000
1 Houston TX Util. System Rev. TOB VRDO	0.300%	5/7/10 LOC	45,000	45,000
1 Katy TX Independent School Dist. GO TOB VRDO	0.300%	5/7/10	5,730	5,730
1 Leander TX Independent School Dist. GO TOB VRDO	0.300%	5/7/10	15,400	15,400
1 Lone Star College System TexasTOB VRDO	0.300%	5/7/10	15,460	15,460
Lubbock TX Independent School Dist. VRDO	0.300%	5/7/10	14,800	14,800
Mansfield TX Independent School Dist.	5.250%	2/15/11 (Prere.)	1,715	1,781
1 McKinney TX ISD TOB VRDO	0.300%	5/7/10 LOC	10,255	10,255
Mesquite TX Independent School Dist. GO PUT	0.320%	6/7/10	25,185	25,185
1 North East TX Independent School Dist. GO TOB VRDO	0.300%	5/7/10 LOC	5,000	5,000
1 North East TX Independent School Dist. GO TOB VRDO	0.300%	5/7/10	2,355	2,355
1 North East TX Independent School Dist. GO TOB VRDO	0.310%	5/7/10	26,805	26,805
1 North Texas Health Fac. Dev. Corp. (United Regional Health Care System) TOB VRDO	0.300%	5/7/10 LOC	13,255	13,255
North Texas Higher Educ. Auth. Student Loan VRDO	0.310%	5/7/10 LOC	31,840	31,840
1 North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	0.300%	5/7/10	5,460	5,460
1 North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	0.350%	5/7/10	3,810	3,810
1 North Texas Tollway Auth. Capital Appreciation System TOB VRDO	0.300%	5/7/10 LOC	13,590	13,590
North Texas Tollway Auth. CP	0.300%	6/14/10 LOC	13,000	13,000
1 Northside TX Independent School Dist. GO TOB VRDO	0.300%	5/7/10	14,495	14,495
1 Northside TX Independent School Dist. GO TOB VRDO	0.300%	5/7/10	17,315	17,315
Northwest Texas Independent School Dist. GO VRDO	0.280%	5/7/10	8,970	8,970
Pasadena TX Independent School Dist. VRDO	0.300%	5/7/10	19,300	19,300
Pasadena TX Independent School Dist. VRDO	0.350%	5/7/10 (4)	40,975	40,975
1 Pearland TX GO TOB VRDO	0.310%	5/7/10 LOC	10,200	10,200
1 Pearland TX Independent School Dist. TOB VRDO	0.300%	5/7/10	9,000	9,000
1 Plano TX Independent School Dist. TOB VRDO	0.300%	5/7/10	14,055	14,055
Port of Houston Auth. of Harris County TX CP	0.330%	5/14/10	26,560	26,560
San Antonio TX Educ. Fac. Corp. Rev. Higher Educ. (Trinity Univ.) VRDO	0.270%	5/3/10	17,800	17,800
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.300%	5/7/10	9,265	9,265
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.300%	5/7/10	6,165	6,165
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.300%	5/7/10	3,200	3,200
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.300%	5/7/10	5,000	5,000
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.310%	5/7/10	7,665	7,665
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.310%	5/7/10	10,705	10,705
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.310%	5/7/10	5,095	5,095
San Antonio TX Electric & Gas Rev. VRDO	0.350%	5/7/10	46,900	46,900
San Antonio TX GO	3.000%	2/1/11	8,490	8,661
San Antonio TX Hotel Occupancy Tax Rev. VRDO	0.300%	5/7/10 LOC	6,800	6,800
1 San Antonio TX Water Rev. TOB VRDO	0.300%	5/7/10 LOC	11,165	11,165
1 San Antonio TX Water Rev. TOB VRDO	0.310%	5/7/10 (4)	10,000	10,000
1 Sheldon TX Independent School Dist. TOB VRDO	0.330%	5/7/10	5,200	5,200
Southlake TX GO	3.000%	2/15/11	4,590	4,672
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.) VRDO	0.270%	5/7/10	19,000	19,000
Tarrant County TX Cultural Educ. Fac. Finance Corp. Hosp. Rev.
(Valley Baptist Medical Center-Brownsville Project) VRDO	0.310%	5/7/10 LOC	15,000	15,000
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	0.300%	5/7/10	6,500	6,500
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. VRDO	0.300%	5/7/10 LOC	10,000	10,000

22

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Texas Health Resources System Rev.
TOB VRDO	0.310%	5/7/10	10,435	10,435
Tarrant County TX Health Fac. Dev. Corp. Hosp. Rev. (Cook Children’s Medical Center) VRDO	0.250%	5/7/10	37,715	37,715
Tarrant County TX Health Fac. Dev. Corp. Hosp. Rev. (Cook Children’s Medical Center) VRDO	0.280%	5/7/10	11,335	11,335
Texas A & M Univ. Rev. Financing System	4.000%	5/15/10	8,170	8,181
1 Texas A & M Univ. System Rev. TOB VRDO	0.300%	5/7/10	4,975	4,975
1 Texas Dept. of Housing & Community Affairs Single Family Rev. TOB VRDO	0.360%	5/7/10	6,305	6,305
1 Texas Dept. of Housing & Community Affairs Single Family Rev. TOB VRDO	0.370%	5/7/10 (7)	6,075	6,075
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.300%	5/7/10	36,000	36,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.300%	5/7/10	53,000	53,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.300%	5/7/10	77,290	77,290
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.310%	5/7/10	35,000	35,000
Texas Dept. of Transp. State Highway Fund Rev. CP	0.370%	6/8/10	52,000	52,000
Texas Dept. of Transp. State Highway Fund Rev. CP	0.400%	6/11/10	65,000	65,000
Texas GO	5.000%	10/1/10	2,000	2,039
1 Texas GO TOB VRDO	0.310%	5/7/10	10,030	10,030
1 Texas GO TOB VRDO	0.310%	5/7/10	17,370	17,370
1 Texas GO TOB VRDO	0.310%	5/7/10	7,500	7,500
1 Texas GO TOB VRDO	0.310%	5/7/10	21,560	21,560
1 Texas GO TOB VRDO	0.310%	5/7/10	7,570	7,570
1 Texas GO TOB VRDO	0.310%	5/7/10	62,600	62,600
1 Texas GO TOB VRDO	0.370%	5/7/10	17,845	17,845
Texas GO Veterans Housing Assistance Program Fund II VRDO	0.300%	5/7/10	3,480	3,480
Texas Public Finance Auth. (Colonial Roadway Projects) CP	0.250%	6/14/10	21,000	21,000
Texas Public Finance Auth. Rev. CP	0.330%	5/11/10	8,450	8,450
Texas Public Finance Auth. Rev. CP	0.220%	5/12/10	20,000	20,000
Texas Small Business Industrial Dev. Corp. (Texas Public Fac. Capital Access) VRDO	0.300%	5/7/10 LOC	13,790	13,790
1 Texas State Transp. Comm. TOB VRDO	0.310%	5/7/10	20,770	20,770
1 Texas State Transp. Comm. TOB VRDO	0.310%	5/7/10	14,035	14,035
1 Texas State Univ. Student Loan GO TOB VRDO	0.370%	5/7/10	20,065	20,065
1 Texas State Univ. System TOB VRDO	0.300%	5/7/10	5,605	5,605
Texas TRAN	2.500%	8/31/10	304,000	306,081
1 Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.300%	5/7/10	21,925	21,925
1 Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.310%	5/7/10	11,700	11,700
1 Texas Transp. Comm. Mobility Fund TOB VRDO	0.300%	5/7/10	7,000	7,000
1 Texas Transp. Comm. Mobility Fund TOB VRDO	0.300%	5/7/10	4,000	4,000
Texas Transp. Comm. Mobility Fund VRDO	0.280%	5/7/10	25,130	25,130
1 Texas Transp. Comm. Rev. TOB VRDO	0.300%	5/7/10	7,500	7,500
1 Texas Water Dev. Board Rev. TOB VRDO	0.300%	5/7/10	10,000	10,000
1 Travis County TX GO TOB VRDO	0.300%	5/7/10	11,050	11,050
Trinity River Auth. TX Solid Waste Disposal Rev. VRDO	0.370%	5/7/10 LOC	5,430	5,430
1 Univ. of Houston TX Rev. TOB VRDO	0.300%	5/7/10	7,600	7,600
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.300%	5/7/10	3,565	3,565
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.300%	5/7/10	5,980	5,980
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.310%	5/7/10	6,560	6,560
1 Univ. of Texas Rev. TOB VRDO	0.300%	5/7/10	33,215	33,215
1 Waco TX Educ. Finance Corp. (Baylor Univ.) TOB VRDO	0.300%	5/7/10	9,855	9,855
				2,688,683
Utah (1.0%)
Davis County UT School Dist. TAN	2.500%	6/30/10	28,000	28,092
Emery County UT PCR (Pacificorp) VRDO	0.300%	5/7/10 LOC	10,000	10,000
Salt Lake Valley Fire Service Area Utah TRAN	1.000%	12/31/10	9,100	9,134
1 South Valley Sewer Dist. Utah Sewer Rev. TOB VRDO	0.300%	5/7/10 (13)	6,170	6,170
1 Utah Housing Corp. Single Family Mortgage Rev. TOB VRDO	2.300%	5/7/10	2,080	2,080
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.400%	5/7/10	12,250	12,250
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.400%	5/7/10	13,985	13,985
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	9,830	9,830
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.400%	5/7/10 LOC	15,410	15,410
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.400%	5/7/10	16,450	16,450
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	0.400%	5/7/10 LOC	4,600	4,600
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	0.400%	5/7/10 LOC	5,605	5,605
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	0.400%	5/7/10	6,200	6,200
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.300%	5/7/10 (4)	28,920	28,920
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.300%	5/7/10	5,000	5,000
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.310%	5/7/10 (4)	10,690	10,690
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.310%	5/7/10	11,450	11,450
				195,866
Vermont (0.3%)
Vermont Educ. & Health Building Finance Agency Rev. PUT	0.500%	11/1/10	4,350	4,350
Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) PUT	0.500%	11/1/10	5,300	5,300
Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) PUT	0.600%	5/1/11	5,280	5,280
Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) VRDO	0.260%	5/7/10	33,070	33,070
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health) VRDO	0.260%	5/7/10 LOC	9,120	9,120
1 Vermont Housing Finance Agency Single Family TOB VRDO	0.370%	5/7/10 (4)	4,440	4,440
				61,560

23

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia (2.0%)
Albemarle County VA Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp.) VRDO	0.290%	5/7/10 LOC	6,000	6,000
Alexandria VA IDA Rev. (Institute for Defense Analyses Project) VRDO	0.300%	5/7/10 LOC	2,045	2,045
Capital Beltway Funding Corp. VA Toll Rev. VRDO	0.300%	5/7/10 LOC	15,000	15,000
Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	0.370%	5/7/10 LOC	16,415	16,415
Charlottesville VA IDA Fac. (Univ. Virginia Foundation Projects) VRDO	0.300%	5/7/10 LOC	1,745	1,745
Clarke County VA IDA Hosp. Fac. Rev. (Winchester Medical Center Inc.) VRDO	0.360%	5/7/10 (4)	27,750	27,750
Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project) PUT	0.230%	5/3/10	20,000	20,000
Fairfax County VA IDA Rev. (Fairfax Hosp. System, Inc.) VRDO	0.300%	5/7/10	6,430	6,430
Fairfax County VA IDA Rev. VRDO	0.250%	5/3/10	5,100	5,100
1 Hampton VA Roads Sanitation Dist Wastewater Rev. TOB VRDO	0.310%	5/7/10	19,240	19,240
Hanover County VA Econ. Dev. Auth. Rev. (Bon Secours Health) VRDO	0.280%	5/7/10 LOC	6,800	6,800
Loudoun County VA IDA Rev. (Howard Hughes Medical Institute) VRDO	0.260%	5/7/10	13,035	13,035
1 Newport News VA TOB VRDO	0.310%	5/7/10	10,775	10,775
Norfolk VA Econ. Dev. Auth. Hosp. Fac. Rev. (Sentara Healthcare) PUT	0.230%	5/5/10	9,000	9,000
Norfolk VA Econ. Dev. Auth. Hosp. Fac. Rev. (Sentara Healthcare) PUT	0.480%	5/13/11	31,000	31,000
Norfolk VA GO VRDO	0.280%	5/7/10	11,965	11,965
Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	0.330%	5/7/10	32,270	32,270
1 Richmond VA Public Util. Rev. TOB VRDO	0.310%	5/7/10 (4)	4,875	4,875
Richmond VA RAN	1.500%	6/24/10	25,000	25,043
1 Univ. of Virginia TOB VRDO	0.300%	5/7/10	3,300	3,300
1 Univ. of Virginia TOB VRDO	0.300%	5/7/10	12,000	12,000
1 Univ. of Virginia TOB VRDO	0.310%	5/7/10	7,540	7,540
Virginia College Building Auth. Educ. Fac. Rev. (Univ. Richmond Project) PUT	0.350%	2/1/11	8,200	8,200
Virginia College Building Auth. Educ. Fac. Rev. (Univ. Richmond Project) PUT	0.400%	3/1/11	15,000	15,000
1 Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program TOB VRDO	0.310%	5/7/10	12,350	12,350
1 Virginia College Building Auth. Educ. Fac. Rev. TOB VRDO	0.300%	5/7/10	4,040	4,040
1 Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	0.350%	5/7/10	6,600	6,600
1 Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	0.370%	5/7/10	2,700	2,700
1 Virginia Housing Dev. Auth. Rev. TOB VRDO	0.370%	5/7/10	13,735	13,735
Virginia Public Building Auth. Public Fac. Rev.	5.500%	8/1/10 (Prere.)	2,000	2,026
Virginia Public School Auth. Rev.	5.000%	8/1/10 (Prere.)	3,500	3,576
Virginia Public School Auth. Rev.	5.000%	8/1/10	2,000	2,024
1 Virginia Public School Auth. TOB VRDO	0.300%	5/7/10	9,235	9,235
1 Virginia Resources Auth. Clean Water Rev. TOB VRDO	0.310%	5/7/10	5,000	5,000
				371,814
Washington (3.4%)
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.310%	5/7/10	6,200	6,200
1 Chelan County WA Public Util. Dist. (Conservation Rev.) TOB VRDO	0.450%	5/7/10	9,970	9,970
Chelan County WA Public Util. Dist. VRDO	0.350%	5/7/10	46,000	46,000
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	0.370%	5/7/10	6,400	6,400
1 King County WA GO TOB VRDO	0.310%	5/7/10	9,810	9,810
King County WA School Dist. GO	4.000%	6/1/10	3,000	3,009
King County WA School Dist. GO	5.500%	6/1/10	1,000	1,004
King County WA School Dist. GO	5.875%	6/1/10 (Prere.)	6,850	6,881
1 King County WA Sewer Rev. TOB VRDO	0.300%	5/7/10 LOC	7,615	7,615
1 King County WA Sewer Rev. TOB VRDO	0.300%	5/7/10	14,920	14,920
1 King County WA Sewer Rev. TOB VRDO	0.310%	5/7/10	5,650	5,650
Port of Seattle WA Rev.	5.625%	8/1/10 (Prere.)	7,735	7,836
1 Port of Seattle WA Rev. TOB VRDO	0.360%	5/7/10 (4)	25,830	25,830
1 Port of Seattle WA Rev. TOB VRDO	0.370%	5/7/10 (4)	14,035	14,035
1 Port of Seattle WA Rev. TOB VRDO	0.450%	5/7/10	7,400	7,400
Port of Seattle WA Rev. VRDO	0.330%	5/7/10 LOC	70,630	70,630
Port Vancouver WA (United Grain Corp.) VRDO	0.360%	5/7/10 LOC	12,500	12,500
1 Seattle WA Drain & Wastewater Rev. TOB VRDO	0.310%	5/7/10 (4)	11,200	11,200
1 Seattle WA Drain & Wastewater Rev. TOB VRDO	0.310%	5/7/10	9,815	9,815
Seattle WA GO	4.000%	5/1/10	7,265	7,265
1 Seattle WA Water System Rev. TOB VRDO	0.300%	5/7/10 LOC	12,785	12,785
Snohomish County WA Public Util. Dist. RAN	2.000%	5/26/10	30,400	30,430
Tacoma WA Housing Auth. Rev. (Sunset Apartment Projects) VRDO	0.340%	5/7/10 LOC	12,250	12,250
1 TES Proporties WA TOB VRDO	0.300%	5/7/10	10,120	10,120
Washington Econ. Dev. Finance Auth. Econ. Dev. Rev. (Puget Sound Blood Center) VRDO	0.300%	5/7/10 LOC	7,420	7,420
Washington GO	2.000%	8/1/10	4,725	4,744
1 Washington GO TOB VRDO	0.300%	5/7/10	9,285	9,285
1 Washington GO TOB VRDO	0.300%	5/7/10	10,000	10,000
1 Washington GO TOB VRDO	0.300%	5/7/10 LOC	8,660	8,660
1 Washington GO TOB VRDO	0.300%	5/7/10 (4)	7,995	7,995
1 Washington GO TOB VRDO	0.300%	5/7/10	8,325	8,325
1 Washington GO TOB VRDO	0.310%	5/7/10 LOC	11,085	11,085
1 Washington GO TOB VRDO	0.310%	5/7/10	12,150	12,150
1 Washington GO TOB VRDO	0.310%	5/7/10 (4)	6,750	6,750
1 Washington Health Care Fac. Auth. (Catholic Health Initiatives) TOB VRDO	0.300%	5/7/10	7,505	7,505

24

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.290%	5/7/10 (4)	25,885	25,885
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.290%	5/7/10 LOC	18,000	18,000
1 Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	0.310%	5/7/10 (4)	8,610	8,610
1 Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	0.310%	5/7/10 (4)	12,475	12,475
1 Washington Health Care Fac. Auth. (Swedish Health Services) VRDO	0.340%	5/7/10 LOC	18,470	18,470
Washington Housing Finance Comm. Multi Family Housing Rev. (Deer Run West Apts) VRDO	0.340%	5/7/10 LOC	5,200	5,200
Washington Housing Finance Comm. Multi Family Housing Rev. (New Haven Apartments) VRDO	0.300%	5/7/10	4,000	4,000
Washington Housing Finance Comm. Multi Family Housing Rev. (Vintage Silverdale) VRDO	0.350%	5/7/10 LOC	15,570	15,570
Washington Housing Finance Comm. Multi Family Housing Rev. VRDO	0.340%	5/7/10 LOC	4,250	4,250
Washington Housing Finance Comm. VRDO	0.290%	5/7/10 LOC	7,000	7,000
1 Washington St. Health Care Fac. Auth. Rev. (Peace Health) TOB VRDO	0.300%	5/7/10	19,995	19,995
1 Washington State GO TOB VRDO	0.310%	5/7/10	10,605	10,605
1 Washington State GO TOB VRDO	0.310%	5/7/10	15,330	15,330
1 Washington State GO TOB VRDO	0.310%	5/7/10 LOC	17,015	17,015
1 Washington State Health Care Fac. Auth. Rev. (Seattle Childrens Hosp.) TOB VRDO	0.300%	5/7/10	9,995	9,995
1 Washington State Helath & Educ. Fac. Auth. TOB VRDO	0.300%	5/7/10	10,800	10,800
				646,674
West Virginia (0.4%)
Brooke County WV Community Dev. Rev. (Bethany College Project) VRDO	0.290%	5/7/10 LOC	4,050	4,050
West Virginia Econ. Dev. Auth. PCR (Ohio Power) VRDO	0.240%	5/7/10 LOC	5,600	5,600
West Virginia Econ. Dev. Auth. PCR (Ohio Power) VRDO	0.250%	5/7/10 LOC	17,995	17,995
West Virginia Econ. Dev. Auth. PCR (Ohio Power) VRDO	0.300%	5/7/10 LOC	6,050	6,050
West Virginia Hosp. Finance Auth. Rev. (Cabell Hosp.) VRDO	0.290%	5/7/10 LOC	10,000	10,000
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	0.290%	5/7/10 LOC	18,250	18,250
West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.290%	5/7/10 LOC	8,400	8,400
1 West Virginia Housing Dev. Rev. TOB VRDO	0.360%	5/7/10	4,440	4,440
				74,785
Wisconsin (3.8%)
Madison WI Metro. School Dist.	2.000%	9/3/10	68,500	68,862
Milwaukee WI GO	2.500%	2/1/11	23,995	24,390
Milwaukee WI GO CP	0.340%	5/12/10 LOC	13,300	13,300
Milwaukee WI Redev. Auth. Redev. Lease Rev. (Univ. Wisconsin Kenilworth Project) VRDO	0.300%	5/7/10 LOC	6,375	6,375
Milwaukee WI Redev. Auth. Rev. (Yankee Hill Apartments) VRDO	0.300%	5/7/10 LOC	11,560	11,560
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.250%	5/7/10 LOC	19,610	19,610
Wisconsin Dept. of Transp. Rev. CP	0.330%	5/13/10 LOC	8,956	8,956
Wisconsin Dept. of Transp. Rev. CP	0.280%	5/27/10	27,065	27,065
Wisconsin GO	5.000%	5/1/10	14,420	14,420
Wisconsin GO PUT	0.750%	11/12/10 LOC	7,790	7,790
1 Wisconsin GO TOB VRDO	0.310%	5/7/10	12,740	12,740
1 Wisconsin Health & Educ. Fac. Auth. Rev. (Children’s Hosp of Wisconsin, Inc.) TOB VRDO	0.310%	5/7/10	5,250	5,250
Wisconsin Health & Educ. Fac. Auth. Rev. (Concordia Univ.) VRDO	0.300%	5/7/10 LOC	3,935	3,935
Wisconsin Health & Educ. Fac. Auth. Rev. (Felician Services Incorporated) VRDO	0.310%	5/7/10 LOC	19,000	19,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Felician Services) VRDO	0.310%	5/7/10 LOC	9,325	9,325
Wisconsin Health & Educ. Fac. Auth. Rev. (Froedtert & Community Health) VRDO	0.310%	5/7/10 LOC	17,000	17,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Froedtert & Community Health) VRDO	0.310%	5/7/10 LOC	13,000	13,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Gundersen Lutheran) VRDO	0.300%	5/7/10 LOC	7,500	7,500
Wisconsin Health & Educ. Fac. Auth. Rev. (Mercy Alliance Inc.) VRDO	0.280%	5/7/10 LOC	10,000	10,000
Wisconsin Health & Educ. Fac. Auth. Rev. (St. Norbert College Inc.) VRDO	0.360%	5/7/10 LOC	7,250	7,250
1 Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	0.360%	5/7/10	5,175	5,175
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.280%	5/7/10 LOC	16,435	16,435
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.320%	5/7/10	14,705	14,705
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.340%	5/7/10	16,000	16,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.350%	5/7/10	46,400	46,400
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.350%	5/7/10	46,140	46,140
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.350%	5/7/10	34,000	34,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.500%	5/7/10	86,660	86,660
Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.450%	5/7/10	5,220	5,220
Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.450%	5/7/10	5,175	5,175
Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.450%	5/7/10	10,110	10,110
Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.450%	5/7/10	10,950	10,950
1 Wisconsin Public Power Inc. Rev. (Power Supply System) TOB VRDO	0.310%	5/7/10 LOC	10,190	10,190
Wisconsin TRAN	2.500%	6/15/10	100,000	100,246
				714,734
Wyoming (0.3%)
Wyoming Community Dev. Auth. Housing Rev. VRDO	0.310%	5/7/10 LOC	14,000	14,000
Wyoming Student Loan Corp. Rev. VRDO	0.330%	5/7/10 LOC	50,000	50,000
				64,000
Total Tax-Exempt Municipal Bonds (Cost $18,287,406)				18,287,406

25

Tax-Exempt Money Market Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (4.1%)
Money Market Fund (4.1%)
2 Vanguard Municipal Cash Management Fund (Cost $786,595)	0.275%	786,594,836	786,595
Total Investments (100.2%) (Cost $19,074,001)			19,074,001
Other Assets and Liabilities (–0.2%)
Other Assets			172,643
Liabilities			(214,520)
			(41,877)
Net Assets (100%)
Applicable to 19,030,141,883 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			19,032,124
Net Asset Value Per Share			$1.00

At April 30, 2010, net assets consisted of:
			Amount
			($000)
Paid-in Capital			19,031,798
Undistributed Net Investment Income			—
Accumulated Net Realized Gains			326
Net Assets			19,032,124

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities was $5,312,365,000, representing 27.9% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

26

Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

27

Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Interest[1]	29,109
Total Income	29,109
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,101
Management and Administrative	10,908
Marketing and Distribution	3,133
Custodian Fees	70
Shareholders’ Reports	126
Trustees’ Fees and Expenses	16
Total Expenses	16,354
Net Investment Income	12,755
Realized Net Gain (Loss) on
Investment Securities Sold	321
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,076

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,755	130,957
Realized Net Gain (Loss)	321	1,024
Net Increase (Decrease) in Net Assets Resulting from Operations	13,076	131,981
Distributions
Net Investment Income	(12,755)	(130,957)
Realized Capital Gain	—	—
Total Distributions	(12,755)	(130,957)
Capital Share Transactions (at $1.00)
Issued	7,982,067	16,756,490
Issued in Lieu of Cash Distributions	12,246	124,977
Redeemed	(9,382,352)	(20,343,839)
Net Increase (Decrease) from Capital Share Transactions	(1,388,039)	(3,462,372)
Total Increase (Decrease)	(1,387,718)	(3,461,348)
Net Assets
Beginning of Period	20,419,842	23,881,190
End of Period	19,032,124	20,419,842

1 Interest income from an affiliated company of the fund was $871,000.
See accompanying Notes, which are an integral part of the Financial Statements.

28

Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.006	.026	.036	.032	.021
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.006	.026	.036	.032	.021
Distributions
Dividends from Net Investment Income	(.001)	(.006)	(.026)	(.036)	(.032)	(.021)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.006)	(.026)	(.036)	(.032)	(.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.06%	0.60%	2.63%	3.65%	3.26%	2.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,032	$20,420	$23,881	$22,019	$19,116	$17,362
Ratio of Total Expenses to
Average Net Assets	0.17%[2]	0.17%[3]	0.11%	0.10%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.13%[2]	0.61%	2.59%	3.59%	3.22%	2.12%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Includes 0.04% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2010, the fund had contributed capital of $3,635,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.45% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

30

Short-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2010

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,185	6,186	46,289
Yield[3]		1.41%	3.45%
Investor Shares	0.77%
Admiral Shares	0.85%
Yield to Maturity	0.9%[4]	1.4%	3.5%
Average Coupon	3.0%	5.1%	5.0%
Average Effective
Maturity	1.3 years	2.9 years	13.5 years
Average Quality	AA	AA	AA
Average Duration	1.2 years	2.5 years	8.2 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	35.0%	—	—

Largest State Concentrations[6]
Texas	10.6%
California	9.0
Florida	7.8
New York	7.0
Pennsylvania	5.0
Illinois	4.1
Ohio	3.9
New Jersey	3.7
Massachusetts	3.4
Washington	3.3
Top Ten	57.8%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.89	0.49
Beta	0.40	0.13

Distribution by Maturity (% of portfolio)
Under 1 Year	56.7%
1–3 Years	25.3
3–5 Years	15.1
Over 5 Years	2.9

Distribution by Credit Quality (% of portfolio)
AAA	38.2%
AA	50.5
A	10.0
BBB	0.7
BB	0.2
Other	0.4

Investment Focus

1 Barclays Capital 3 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended April 30, 2010, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

31

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1999–April 30, 2010
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2000	0.1%	4.1%	4.2%	4.9%
2001	1.5	4.2	5.7	8.7
2002	–0.1	2.9	2.8	4.8
2003	0.3	2.0	2.3	3.9
2004	–0.6	1.8	1.2	2.2
2005	–0.9	2.2	1.3	0.3
2006	0.3	2.9	3.2	3.1
2007	0.3	3.4	3.7	4.0
2008	0.4	3.3	3.7	4.3
2009	1.3	2.3	3.6	7.3
2010[2]	0.3	0.7	1.0	1.8

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	2.25%	3.24%	0.30%	2.81%	3.11%
Admiral Shares	2/12/2001	2.33	3.32	0.17[3]	2.74[3]	2.91[3]

1 Barclays Capital 3 Year Municipal Bond Index.
2 Six months ended April 30, 2010.
3 Return since inception.
Note: See Financial Highlights tables for dividend and capital gains information.

32

Short-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Interest[1]	92,092
Total Income	92,092
Expenses
The Vanguard Group—Note B
Investment Advisory Services	528
Management and Administrative—
Investor Shares	2,351
Management and Administrative—
Admiral Shares	3,459
Marketing and Distribution—
Investor Shares	429
Marketing and Distribution—
Admiral Shares	1,110
Custodian Fees	41
Shareholders’ Reports—Investor Shares	44
Shareholders’ Reports—Admiral Shares	16
Trustees’ Fees and Expenses	8
Total Expenses	7,986
Net Investment Income	84,106
Realized Net Gain (Loss)
Investment Securities Sold	764
Futures Contracts	(1,850)
Realized Net Gain (Loss)	(1,086)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	19,810
Futures Contracts	723
Change in Unrealized Appreciation
(Depreciation)	20,533
Net Increase (Decrease) in Net Assets
Resulting from Operations	103,553

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	84,106	165,793
Realized Net Gain (Loss)	(1,086)	1,899
Change in Unrealized Appreciation (Depreciation)	20,533	77,469
Net Increase (Decrease) in Net Assets Resulting from Operations	103,553	245,161
Distributions
Net Investment Income
Investor Shares	(21,229)	(43,223)
Admiral Shares	(62,877)	(122,570)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(84,106)	(165,793)
Capital Share Transactions
Investor Shares	426,030	1,421,118
Admiral Shares	1,161,388	3,856,593
Net Increase (Decrease) from Capital Share Transactions	1,587,418	5,277,711
Total Increase (Decrease)	1,606,865	5,357,079
Net Assets
Beginning of Period	10,398,833	5,041,754
End of Period	12,005,698	10,398,833

1 Interest income from an affiliated company of the fund was $339,000.
See accompanying Notes, which are an integral part of the Financial Statements.

33

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$15.88	$15.68	$15.62	$15.58	$15.53	$15.67
Investment Operations
Net Investment Income	.113	.357	.509	.526	.443	.340
Net Realized and Unrealized Gain (Loss)
on Investments	.040	.200	.060	.040	.050	(.140)
Total from Investment Operations	.153	.557	.569	.566	.493	.200
Distributions
Dividends from Net Investment Income	(.113)	(.357)	(.509)	(.526)	(.443)	(.340)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.113)	(.357)	(.509)	(.526)	(.443)	(.340)
Net Asset Value, End of Period	$15.92	$15.88	$15.68	$15.62	$15.58	$15.53

Total Return[1]	0.96%	3.59%	3.68%	3.70%	3.22%	1.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,193	$2,761	$1,319	$1,040	$1,139	$1,382
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.20%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	1.43%[2]	2.15%	3.23%	3.37%	2.85%	2.16%
Portfolio Turnover Rate	21%[2]	32%	32%	51%	49%	30%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$15.88	$15.68	$15.62	$15.58	$15.53	$15.67
Investment Operations
Net Investment Income	.119	.370	.520	.537	.455	.351
Net Realized and Unrealized Gain (Loss)
on Investments	.040	.200	.060	.040	.050	(.140)
Total from Investment Operations	.159	.570	.580	.577	.505	.211
Distributions
Dividends from Net Investment Income	(.119)	(.370)	(.520)	(.537)	(.455)	(.351)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.119)	(.370)	(.520)	(.537)	(.455)	(.351)
Net Asset Value, End of Period	$15.92	$15.88	$15.68	$15.62	$15.58	$15.53

Total Return	1.00%	3.67%	3.76%	3.77%	3.30%	1.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,813	$7,637	$3,723	$3,078	$2,969	$2,871
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.12%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.51%[1]	2.23%	3.30%	3.44%	2.92%	2.26%
Portfolio Turnover Rate	21%[1]	32%	32%	51%	49%	30%
1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2010, the fund had contributed capital of $2,255,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.90% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

35

Short-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,688,351	—
Temporary Cash Investments	315,577	—	—
Futures Contracts—Liabilities[1]	(256)	—	—
Total	315,321	11,688,351	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year United States Treasury Note/Bond	June 2010	(780)	(90,370)	(757)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $5,334,000 to offset future net capital gains of $2,389,000 through October 31, 2014, and $2,945,000 through October 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $2,259,000 through October 31, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2010, the cost of investment securities for tax purposes was $11,897,721,000. Net unrealized appreciation of investment securities for tax purposes was $106,207,000, consisting of unrealized gains of $109,778,000 on securities that had risen in value since their purchase and $3,571,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2010, the fund purchased $1,528,378,000 of investment securities and sold $721,568,000 of investment securities, other than temporary cash investments.

36

Short-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	April 30, 2010		October 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,333,540	83,718	2,622,882	165,536
Issued in Lieu of Cash Distributions	17,105	1,074	36,619	2,311
Redeemed	(924,615)	(58,049)	(1,238,383)	(78,139)
Net Increase (Decrease)—Investor Shares	426,030	26,743	1,421,118	89,708
Admiral Shares
Issued	3,124,848	196,190	5,982,023	377,455
Issued in Lieu of Cash Distributions	51,110	3,209	100,894	6,368
Redeemed	(2,014,570)	(126,492)	(2,226,324)	(140,475)
Net Increase (Decrease)—Admiral Shares	1,161,388	72,907	3,856,593	243,348

H. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Limited-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2010

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,363	6,186	46,289
Yield[3]		1.41%	3.45%
Investor Shares	1.43%
Admiral Shares	1.51%
Yield to Maturity	1.6%[4]	1.4%	3.5%
Average Coupon	4.1%	5.1%	5.0%
Average Effective
Maturity	2.8 years	2.9 years	13.5 years
Average Quality	AA	AA	AA
Average Duration	2.5 years	2.5 years	8.2 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	16.7%	—	—

Largest State Concentrations[6]
New York	9.8%
California	9.6
Texas	8.8
Pennsylvania	7.8
Florida	6.4
New Jersey	4.7
Ohio	4.5
Massachusetts	4.4
Washington	3.6
Illinois	2.7
Top Ten	62.3%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.88	0.74
Beta	0.92	0.36

Distribution by Maturity (% of portfolio)
Under 1 Year	26.7%
1–3 Years	24.4
3–5 Years	26.9
Over 5 Years	22.0

Distribution by Credit Quality (% of portfolio)
AAA	35.7%
AA	43.6
A	17.6
BBB	2.6
BB	0.2
Other	0.3

Investment Focus

1 Barclays Capital 3 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended April 30, 2010, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

38

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1999–April 30, 2010
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2000	0.5%	4.5%	5.0%	4.9%
2001	3.3	4.6	7.9	8.7
2002	0.1	3.9	4.0	4.8
2003	0.7	3.3	4.0	3.9
2004	–1.1	2.9	1.8	2.2
2005	–2.3	3.0	0.7	0.3
2006	0.1	3.3	3.4	3.1
2007	0.1	3.5	3.6	4.0
2008	–0.7	3.4	2.7	4.3
2009	3.0	2.9	5.9	7.3
2010[2]	0.7	1.2	1.9	1.8

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	8/31/1987	4.25%	3.67%	0.46%	3.45%	3.91%
Admiral Shares	2/12/2001	4.33	3.75	0.16[3]	3.40[3]	3.56[3]

1 Barclays Capital 3 Year Municipal Bond Index.
2 Six months ended April 30, 2010.
3 Return since inception.
Note: See Financial Highlights tables for dividend and capital gains information.

39

Limited-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Interest[1]	161,188
Total Income	161,188
Expenses
The Vanguard Group—Note B
Investment Advisory Services	591
Management and Administrative—
Investor Shares	2,560
Management and Administrative—
Admiral Shares	3,993
Marketing and Distribution—
Investor Shares	477
Marketing and Distribution—
Admiral Shares	1,101
Custodian Fees	44
Shareholders’ Reports—Investor Shares	60
Shareholders’ Reports—Admiral Shares	21
Trustees’ Fees and Expenses	9
Total Expenses	8,856
Net Investment Income	152,332
Realized Net Gain (Loss)
Investment Securities Sold	2,270
Futures Contracts	(2,399)
Realized Net Gain (Loss)	(129)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	78,680
Futures Contracts	234
Change in Unrealized Appreciation
(Depreciation)	78,914
Net Increase (Decrease) in Net Assets
Resulting from Operations	231,117

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	152,332	272,082
Realized Net Gain (Loss)	(129)	(37,552)
Change in Unrealized Appreciation (Depreciation)	78,914	292,109
Net Increase (Decrease) in Net Assets Resulting from Operations	231,117	526,639
Distributions
Net Investment Income
Investor Shares	(38,558)	(70,614)
Admiral Shares	(113,774)	(201,468)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(152,332)	(272,082)
Capital Share Transactions
Investor Shares	355,335	908,039
Admiral Shares	1,215,738	2,649,460
Net Increase (Decrease) from Capital Share Transactions	1,571,073	3,557,499
Total Increase (Decrease)	1,649,858	3,812,056
Net Assets
Beginning of Period	11,650,260	7,838,204
End of Period	13,300,118	11,650,260

1 Interest income from an affiliated company of the fund was $292,000.
See accompanying Notes, which are an integral part of the Financial Statements.

40

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.97	$10.65	$10.73	$10.72	$10.71	$10.96
Investment Operations
Net Investment Income	.130	.304	.366	.371	.344	.326
Net Realized and Unrealized Gain (Loss)
on Investments	.080	.320	(.080)	.010	.010	(.250)
Total from Investment Operations	.210	.624	.286	.381	.354	.076
Distributions
Dividends from Net Investment Income	(.130)	(.304)	(.366)	(.371)	(.344)	(.326)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.130)	(.304)	(.366)	(.371)	(.344)	(.326)
Net Asset Value, End of Period	$11.05	$10.97	$10.65	$10.73	$10.72	$10.71

Total Return[1]	1.92%	5.92%	2.68%	3.62%	3.37%	0.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,446	$3,070	$2,094	$1,798	$1,983	$2,351
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.20%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.36%[2]	2.77%	3.38%	3.46%	3.23%	3.01%
Portfolio Turnover Rate	14%[2]	11%	23%	32%	27%	17%
1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.97	$10.65	$10.73	$10.72	$10.71	$10.96
Investment Operations
Net Investment Income	.134	.313	.374	.378	.352	.334
Net Realized and Unrealized Gain (Loss)
on Investments	.080	.320	(.080)	.010	.010	(.250)
Total from Investment Operations	.214	.633	.294	.388	.362	.084
Distributions
Dividends from Net Investment Income	(.134)	(.313)	(.374)	(.378)	(.352)	(.334)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.134)	(.313)	(.374)	(.378)	(.352)	(.334)
Net Asset Value, End of Period	$11.05	$10.97	$10.65	$10.73	$10.72	$10.71

Total Return	1.96%	6.01%	2.75%	3.69%	3.45%	0.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,854	$8,580	$5,744	$4,914	$4,682	$4,481
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.12%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.44%[1]	2.85%	3.45%	3.53%	3.30%	3.08%
Portfolio Turnover Rate	14%[1]	11%	23%	32%	27%	17%
1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2010, the fund had contributed capital of $2,480,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.99% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

42

Limited-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	13,074,602	—
Temporary Cash Investments	254,113	—	—
Futures Contracts—Liabilities[1]	(626)	—	—
Total	253,487	13,074,602	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year United States
Treasury Note/Bond	June 2010	(801)	(94,443)	(532)
5-Year United States
Treasury Note/Bond	June 2010	(762)	(88,285)	(763)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $114,649,000 to offset future net capital gains of $31,765,000 through October 31, 2011, $1,396,000 through October 31, 2012, $20,383,000 through October 31, 2013, $16,166,000 through October 31, 2014, $12,485,000 through October 31, 2015, $2,743,000 through October 31, 2016, and $29,711,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $15,583,000 through October 31, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2010, the cost of investment securities for tax purposes was $13,032,060,000. Net unrealized appreciation of investment securities for tax purposes was $296,655,000, consisting of unrealized gains of $305,172,000 on securities that had risen in value since their purchase and $8,517,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2010, the fund purchased $2,044,955,000 of investment securities and sold $715,815,000 of investment securities, other than temporary cash investments.

43

Limited-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	April 30, 2010		October 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,118,482	101,181	2,070,032	189,929
Issued in Lieu of Cash Distributions	32,464	2,937	59,642	5,474
Redeemed	(795,611)	(72,003)	(1,221,635)	(112,133)
Net Increase (Decrease)—Investor Shares	355,335	32,115	908,039	83,270
Admiral Shares
Issued	2,554,161	231,059	4,514,292	414,269
Issued in Lieu of Cash Distributions	90,320	8,171	160,005	14,682
Redeemed	(1,428,743)	(129,259)	(2,024,837)	(186,046)
Net Increase (Decrease)—Admiral Shares	1,215,738	109,971	2,649,460	242,905

H. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

44

Intermediate-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2010

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	2,759	4,553	46,289
Yield[3]		2.88%	3.45%
Investor Shares	2.94%
Admiral Shares	3.02%
Yield to Maturity	3.1%[4]	2.9%	3.5%
Average Coupon	4.6%	5.0%	5.0%
Average Effective
Maturity	6.2 years	6.9 years	13.5 years
Average Quality	AA	AA	AA
Average Duration	5.5 years	5.2 years	8.2 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	4.9%	—	—

Largest State Concentrations[6]
California	12.5%
New York	11.0
Texas	8.9
Florida	7.3
New Jersey	5.9
Illinois	5.0
Massachusetts	4.7
Georgia	3.9
Ohio	3.6
Pennsylvania	3.4
Top Ten	66.2%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.85	0.96
Beta	0.95	0.89

Distribution by Maturity (% of portfolio)
Under 1 Year	9.7%
1–5 Years	25.6
5–10 Years	54.0
10–20 Years	10.1
20–30 Years	0.6

Distribution by Credit Quality (% of portfolio)
AAA	28.6%
AA	43.8
A	24.0
BBB	3.3
Other	0.3

Investment Focus

1 Barclays Capital 7 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended April 30, 2010, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

45

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1999–April 30, 2010
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2000	2.0%	5.3%	7.3%	6.8%
2001	4.3	5.1	9.4	9.9
2002	–0.2	4.6	4.4	6.3
2003	0.5	4.2	4.7	5.8
2004	0.7	4.1	4.8	4.6
2005	–3.0	4.0	1.0	0.6
2006	0.8	4.3	5.1	5.0
2007	–1.4	4.1	2.7	3.6
2008	–4.5	4.0	–0.5	1.9
2009	6.3	4.2	10.5	10.7
2010[2]	1.3	1.8	3.1	3.6

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	7.77%	4.28%	0.52%	4.33%	4.85%
Admiral Shares	2/12/2001	7.86	4.36	0.07[3]	4.31[3]	4.38[3]

1 Barclays Capital 7 Year Municipal Bond Index.
2 Six months ended April 30, 2010.
3 Return since inception.
Note: See Financial Highlights tables for dividend and capital gains information.

46

Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Interest[1]	529,226
Total Income	529,226
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,291
Management and Administrative—
Investor Shares	6,094
Management and Administrative—
Admiral Shares	8,431
Marketing and Distribution—
Investor Shares	1,096
Marketing and Distribution—
Admiral Shares	2,116
Custodian Fees	94
Shareholders’ Reports—Investor Shares	138
Shareholders’ Reports—Admiral Shares	52
Trustees’ Fees and Expenses	21
Total Expenses	19,333
Net Investment Income	509,893
Realized Net Gain (Loss)
Investment Securities Sold	33,058
Futures Contracts	(488)
Realized Net Gain (Loss)	32,570
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	308,509
Futures Contracts	(4,425)
Change in Unrealized Appreciation
(Depreciation)	304,084
Net Increase (Decrease) in Net Assets
Resulting from Operations	846,547

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	509,893	880,108
Realized Net Gain (Loss)	32,570	(60,326)
Change in Unrealized Appreciation (Depreciation)	304,084	1,331,394
Net Increase (Decrease) in Net Assets Resulting from Operations	846,547	2,151,176
Distributions
Net Investment Income
Investor Shares	(143,508)	(255,642)
Admiral Shares	(366,385)	(624,466)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(509,893)	(880,108)
Capital Share Transactions
Investor Shares	419,538	1,623,002
Admiral Shares	1,987,818	4,020,376
Net Increase (Decrease) from Capital Share Transactions	2,407,356	5,643,378
Total Increase (Decrease)	2,744,010	6,914,446
Net Assets
Beginning of Period	25,776,448	18,862,002
End of Period	28,520,458	25,776,448

1 Interest income from an affiliated company of the fund was $284,000.
See accompanying Notes, which are an integral part of the Financial Statements.

47

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$13.38	$12.59	$13.18	$13.37	$13.26	$13.67
Investment Operations
Net Investment Income	.249	.514	.535	.548	.556	.548
Net Realized and Unrealized Gain (Loss)
on Investments	.170	.790	(.590)	(.190)	.110	(.410)
Total from Investment Operations	.419	1.304	(.055)	.358	.666	.138
Distributions
Dividends from Net Investment Income	(.249)	(.514)	(.535)	(.548)	(.556)	(.548)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.249)	(.514)	(.535)	(.548)	(.556)	(.548)
Net Asset Value, End of Period	$13.55	$13.38	$12.59	$13.18	$13.37	$13.26

Total Return[1]	3.15%	10.51%	–0.49%	2.74%	5.14%	1.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,042	$7,525	$5,524	$4,851	$4,895	$4,745
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.20%	0.15%	0.15%	0.17%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.71%[2]	3.91%	4.08%	4.14%	4.19%	4.06%
Portfolio Turnover Rate	15%[2]	19%	23%	12%	8%	12%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$13.38	$12.59	$13.18	$13.37	$13.26	$13.67
Investment Operations
Net Investment Income	.254	.524	.544	.557	.566	.558
Net Realized and Unrealized Gain (Loss)
on Investments	.170	.790	(.590)	(.190)	.110	(.410)
Total from Investment Operations	.424	1.314	(.046)	.367	.676	.148
Distributions
Dividends from Net Investment Income	(.254)	(.524)	(.544)	(.557)	(.566)	(.558)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.254)	(.524)	(.544)	(.557)	(.566)	(.558)
Net Asset Value, End of Period	$13.55	$13.38	$12.59	$13.18	$13.37	$13.26

Total Return	3.19%	10.60%	–0.42%	2.81%	5.22%	1.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,479	$18,251	$13,338	$11,484	$9,445	$7,990
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.12%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.79%[1]	3.99%	4.15%	4.21%	4.27%	4.13%
Portfolio Turnover Rate	15%[1]	19%	23%	12%	8%	12%
1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2010, the fund had contributed capital of $5,257,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

49

Intermediate-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	28,196,649	—
Temporary Cash Investments	342,051	—	—
Futures Contracts—Liabilities[1]	(2,238)	—	—
Total	339,813	28,196,649	—

1	Represents variation margin on the last day of the reporting period.
D.	At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year United States Treasury Note/Bond	June 2010	(1,177)	(138,776)	(1,611)
30-Year United States Treasury Note/Bond	June 2010	(1,999)	(238,006)	(4,913)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $155,830,000 to offset future net capital gains of $19,291,000 through October 31, 2011, $22,706,000 through October 31, 2013, $32,718,000 through October 31, 2014, $2,439,000 through October 31, 2015, $10,045,000 through October 31, 2016, and $68,631,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $31,434,000 through October 31, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2010, the cost of investment securities for tax purposes was $27,638,299,000. Net unrealized appreciation of investment securities for tax purposes was $900,401,000, consisting of unrealized gains of $975,354,000 on securities that had risen in value since their purchase and $74,953,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2010, the fund purchased $4,218,490,000 of investment securities and sold $1,872,973,000 of investment securities, other than temporary cash investments.

50

Intermediate-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	April 30, 2010		October 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,738,160	128,663	3,884,647	296,428
Issued in Lieu of Cash Distributions	112,191	8,306	200,148	15,237
Redeemed	(1,430,813)	(105,981)	(2,461,793)	(188,100)
Net Increase (Decrease)—Investor Shares	419,538	30,988	1,623,002	123,565
Admiral Shares
Issued	3,685,731	272,934	7,190,539	548,053
Issued in Lieu of Cash Distributions	263,873	19,536	445,763	33,931
Redeemed	(1,961,786)	(145,269)	(3,615,926)	(277,551)
Net Increase (Decrease)—Admiral Shares	1,987,818	147,201	4,020,376	304,433

H. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Long-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2010

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	845	8,491	46,289
Yield[3]		3.43%	3.45%
Investor Shares	3.60%
Admiral Shares	3.68%
Yield to Maturity	3.7%[4]	3.4%	3.5%
Average Coupon	4.5%	4.9%	5.0%
Average Effective
Maturity	8.4 years	9.9 years	13.5 years
Average Quality	AA–	AA	AA
Average Duration	6.9 years	7.0 years	8.2 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	2.0%	—	—

Largest State Concentrations[6]
California	18.5%
New York	9.1
Texas	8.2
Florida	7.3
Illinois	5.6
New Jersey	5.4
Massachusetts	4.3
Georgia	3.5
Pennsylvania	2.9
Arizona	2.4
Top Ten	67.2%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.86	0.98
Beta	1.03	1.11

Distribution by Maturity (% of portfolio)
Under 1 Year	9.3%
1–5 Years	20.6
5–10 Years	48.5
10–20 Years	12.2
20–30 Years	7.9
Over 30 Years	1.5

Distribution by Credit Quality (% of portfolio)
AAA	28.0%
AA	36.6
A	27.1
BBB	7.3
Other	1.0

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended April 30, 2010, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

52

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1999–April 30, 2010
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2000	3.8%	5.8%	9.6%	8.2%
2001	6.1	5.4	11.5	10.2
2002	0.1	4.9	5.0	6.2
2003	0.7	4.7	5.4	4.9
2004	1.4	4.7	6.1	6.3
2005	–2.8	4.5	1.7	1.2
2006	1.4	4.7	6.1	6.0
2007	–2.2	4.6	2.4	3.2
2008	–9.0	4.3	–4.7	–0.6
2009	8.2	5.1	13.3	12.4
2010[2]	1.3	2.2	3.5	4.0

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	10.61%	4.16%	0.53%	4.81%	5.34%
Admiral Shares	2/12/2001	10.70	4.24	–0.09[3]	4.79[3]	4.70[3]

1 Barclays Capital 10 Year Municipal Bond Index.
2 Six months ended April 30, 2010.
3 Return since inception.
Note: See Financial Highlights tables for dividend and capital gains information.

53

Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Interest[1]	169,753
Total Income	169,753
Expenses
The Vanguard Group—Note B
Investment Advisory Services	360
Management and Administrative—
Investor Shares	1,348
Management and Administrative—
Admiral Shares	2,548
Marketing and Distribution—
Investor Shares	226
Marketing and Distribution—
Admiral Shares	552
Custodian Fees	27
Shareholders’ Reports—Investor Shares	48
Shareholders’ Reports—Admiral Shares	17
Trustees’ Fees and Expenses	6
Total Expenses	5,132
Net Investment Income	164,621
Realized Net Gain (Loss)
Investment Securities Sold	225
Futures Contracts	14
Realized Net Gain (Loss)	239
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	95,256
Futures Contracts	(314)
Change in Unrealized Appreciation
(Depreciation)	94,942
Net Increase (Decrease) in Net Assets
Resulting from Operations	259,802

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	164,621	293,844
Realized Net Gain (Loss)	239	(31,859)
Change in Unrealized Appreciation (Depreciation)	94,942	693,132
Net Increase (Decrease) in Net Assets Resulting from Operations	259,802	955,117
Distributions
Net Investment Income
Investor Shares	(37,582)	(70,768)
Admiral Shares	(127,039)	(223,076)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(164,621)	(293,844)
Capital Share Transactions
Investor Shares	(90,332)	916,121
Admiral Shares	306,201	2,871,176
Net Increase (Decrease) from Capital Share Transactions	215,869	3,787,297
Total Increase (Decrease)	311,050	4,448,570
Net Assets
Beginning of Period	7,315,201	2,866,631
End of Period	7,626,251	7,315,201

1 Interest income from an affiliated company of the fund was $144,000.
See accompanying Notes, which are an integral part of the Financial Statements.

54

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.92	$10.09	$11.09	$11.34	$11.23	$11.55
Investment Operations
Net Investment Income	.239	.487	.497	.512	.516	.513
Net Realized and Unrealized Gain (Loss)
on Investments	.140	.830	(1.000)	(.250)	.153	(.320)
Total from Investment Operations	.379	1.317	(.503)	.262	.669	.193
Distributions
Dividends from Net Investment Income	(.239)	(.487)	(.497)	(.512)	(.516)	(.513)
Distributions from Realized Capital Gains	—	—	—	—	(.043)	—
Total Distributions	(.239)	(.487)	(.497)	(.512)	(.559)	(.513)
Net Asset Value, End of Period	$11.06	$10.92	$10.09	$11.09	$11.34	$11.23

Total Return[1]	3.50%	13.32%	–4.74%	2.37%	6.14%	1.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,699	$1,768	$686	$653	$641	$640
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.20%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.38%[2]	4.59%	4.56%	4.57%	4.61%	4.49%
Portfolio Turnover Rate	19%[2]	15%	26%	13%	8%	17%
1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.92	$10.09	$11.09	$11.34	$11.23	$11.55
Investment Operations
Net Investment Income	.243	.495	.504	.520	.524	.521
Net Realized and Unrealized Gain (Loss)
on Investments	.140	.830	(1.000)	(.250)	.153	(.320)
Total from Investment Operations	.383	1.325	(.496)	.270	.677	.201
Distributions
Dividends from Net Investment Income	(.243)	(.495)	(.504)	(.520)	(.524)	(.521)
Distributions from Realized Capital Gains	—	—	—	—	(.043)	—
Total Distributions	(.243)	(.495)	(.504)	(.520)	(.567)	(.521)
Net Asset Value, End of Period	$11.06	$10.92	$10.09	$11.09	$11.34	$11.23

Total Return	3.54%	13.41%	–4.68%	2.44%	6.22%	1.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,927	$5,547	$2,180	$1,962	$1,686	$1,390
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.12%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.46%[1]	4.67%	4.63%	4.64%	4.68%	4.55%
Portfolio Turnover Rate	19%[1]	15%	26%	13%	8%	17%
1 Annualized.

See accompanying Notes, which are an integal part of the Financial Statements.

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2010, the fund had contributed capital of $1,413,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.57% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

56

Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,450,418	—
Temporary Cash Investments	160,361	—	—
Futures Contracts—Liabilities[1]	(395)	—	—
Total	159,966	7,450,418	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year United States Treasury Note/Bond	June 2010	(316)	(37,258)	(433)
30-Year United States Treasury Note/Bond	June 2010	(292)	(34,766)	(497)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $58,855,000 to offset future net capital gains of $14,857,000 through October 31, 2015, $31,121,000 through October 31, 2016, and $12,877,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $31,754,000 through October 31, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2010, the cost of investment securities for tax purposes was $7,350,757,000. Net unrealized appreciation of investment securities for tax purposes was $260,022,000, consisting of unrealized gains of $337,219,000 on securities that had risen in value since their purchase and $77,197,000 in unrealized losses on securities that had fallen in value since their purchase.

57

Long-Term Tax-Exempt Fund

F. During the six months ended April 30, 2010, the fund purchased $869,416,000 of investment securities and sold $683,741,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	April 30, 2010		October 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	247,859	22,543	684,758	64,893
Issued in Connection with Acquisition of Insured
Long-Term Tax-Exempt Fund	—	—	773,080	80,271
Issued in Lieu of Cash Distributions	29,250	2,661	54,052	5,098
Redeemed	(367,441)	(33,448)	(595,769)	(56,379)
Net Increase (Decrease)—Investor Shares	(90,332)	(8,244)	916,121	93,883
Admiral Shares
Issued	791,375	71,980	1,585,607	151,096
Issued in Connection with Acquisition of Insured
Long-Term Tax-Exempt Fund	—	—	2,162,874	224,577
Issued in Lieu of Cash Distributions	83,923	7,634	146,808	13,844
Redeemed	(569,097)	(51,758)	(1,024,113)	(97,592)
Net Increase (Decrease)—Admiral Shares	306,201	27,856	2,871,176	291,925

H. On December 12, 2008, the fund acquired all the net assets of Vanguard Insured Long-Term Tax-Exempt Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The acquisition was accomplished by a tax-free exchange of 304,848,000 shares of the fund for 274,107,000 shares of the Insured Long-Term Tax-Exempt Fund outstanding as of the close of business on December 12, 2008. Each class of shares of the Insured Long-Term Tax-Exempt Fund was exchanged for the like class of shares of the fund. The Insured Long-Term Tax-Exempt Fund’s net assets as of the close of business on December 12, 2008, of $2,935,954,000, including $323,828,000 of unrealized depreciation, were combined with the fund’s net assets. The net assets of the fund immediately before the acquisition were $2,825,457,000. The net assets of the fund immediately following the acquisition were $5,761,411,000.

I. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

58

High-Yield Tax-Exempt Fund

Fund Profile

As of April 30, 2010

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	745	8,491	46,289
Yield[3]		3.43%	3.45%
Investor Shares	3.98%
Admiral Shares	4.06%
Yield to Maturity	4.2%[4]	3.4%	3.5%
Average Coupon	4.5%	4.9%	5.0%
Average Effective
Maturity	9.8 years	9.9 years	13.5 years
Average Quality	A	AA	AA
Average Duration	7.0 years	7.0 years	8.2 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	3.5%	—	—

Largest State Concentrations[6]
California	14.3%
New York	9.5
Texas	7.6
Florida	6.2
New Jersey	5.3
Puerto Rico	3.9
Colorado	3.8
Pennsylvania	3.7
Illinois	3.2
Massachusetts	2.6
Top Ten	60.1%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.68	0.85
Beta	1.05	1.18

Distribution by Maturity (% of portfolio)
Under 1 Year	11.2%
1–5 Years	17.4
5–10 Years	45.9
10–20 Years	11.1
20–30 Years	11.5
Over 30 Years	2.9

Distribution by Credit Quality (% of portfolio)
AAA	17.3%
AA	27.4
A	34.4
BBB	13.7
BB	0.3
B	1.8
Other	5.1

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended April 30, 2010, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

59

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1999–April 30, 2010
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2000	1.8%	6.0%	7.8%	8.2%
2001	4.0	5.8	9.8	10.2
2002	–1.7	5.4	3.7	6.2
2003	1.4	5.1	6.5	4.9
2004	1.6	4.9	6.5	6.3
2005	–1.4	4.6	3.2	1.2
2006	1.9	4.7	6.6	6.0
2007	–2.7	4.6	1.9	3.2
2008	–12.5	4.3	–8.2	–0.6
2009	10.4	5.7	16.1	12.4
2010[2]	1.9	2.3	4.2	4.0

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	12/27/1978	16.01%	4.14%	0.21%	5.03%	5.24%
Admiral Shares	11/12/2001	16.10	4.22	–0.47[3]	4.95[3]	4.48[3]

1 Barclays Capital 10 Year Municipal Bond Index.
2 Six months ended April 30, 2010.
3 Return since inception.
Note: See Financial Highlights tables for dividend and capital gains information.

60

High-Yield Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Interest[1]	153,343
Total Income	153,343
Expenses
The Vanguard Group—Note B
Investment Advisory Services	312
Management and Administrative—
Investor Shares	1,454
Management and Administrative—
Admiral Shares	2,011
Marketing and Distribution—
Investor Shares	250
Marketing and Distribution—
Admiral Shares	463
Custodian Fees	24
Shareholders’ Reports—Investor Shares	56
Shareholders’ Reports—Admiral Shares	16
Trustees’ Fees and Expenses	5
Total Expenses	4,591
Net Investment Income	148,752
Realized Net Gain (Loss)
Investment Securities Sold	(5,253)
Futures Contracts	9
Realized Net Gain (Loss)	(5,244)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	123,716
Futures Contracts	(265)
Change in Unrealized Appreciation
(Depreciation)	123,451
Net Increase (Decrease) in Net Assets
Resulting from Operations	266,959

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	148,752	290,903
Realized Net Gain (Loss)	(5,244)	(89,111)
Change in Unrealized Appreciation (Depreciation)	123,451	668,151
Net Increase (Decrease) in Net Assets Resulting from Operations	266,959	869,943
Distributions
Net Investment Income
Investor Shares	(42,647)	(86,169)
Admiral Shares	(106,105)	(204,734)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(148,752)	(290,903)
Capital Share Transactions
Investor Shares	(11,699)	59,882
Admiral Shares	251,892	270,703
Net Increase (Decrease) from Capital Share Transactions	240,193	330,585
Total Increase (Decrease)	358,400	909,625
Net Assets
Beginning of Period	6,338,854	5,429,229
End of Period	6,697,254	6,338,854

1 Interest income from an affiliated company of the fund was $95,000.
See accompanying Notes, which are an integral part of the Financial Statements.

61

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.26	$9.29	$10.62	$10.91	$10.71	$10.86
Investment Operations
Net Investment Income	.235	.483	.494	.497	.491	.492
Net Realized and Unrealized Gain (Loss)
on Investments	.190	.970	(1.330)	(.290)	.200	(.150)
Total from Investment Operations	.425	1.453	(.836)	.207	.691	.342
Distributions
Dividends from Net Investment Income	(.235)	(.483)	(.494)	(.497)	(.491)	(.492)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.235)	(.483)	(.494)	(.497)	(.491)	(.492)
Net Asset Value, End of Period	$10.45	$10.26	$9.29	$10.62	$10.91	$10.71

Total Return[1]	4.19%	16.09%	–8.20%	1.94%	6.61%	3.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,914	$1,892	$1,660	$1,965	$1,830	$1,753
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.20%	0.15%	0.15%	0.17%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.59%[2]	4.99%	4.78%	4.61%	4.56%	4.55%
Portfolio Turnover Rate	11%[2]	23%	24%	22%	15%	15%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.26	$9.29	$10.62	$10.91	$10.71	$10.86
Investment Operations
Net Investment Income	.239	.491	.501	.505	.499	.500
Net Realized and Unrealized Gain (Loss)
on Investments	.190	.970	(1.330)	(.290)	.200	(.150)
Total from Investment Operations	.429	1.461	(.829)	.215	.699	.350
Distributions
Dividends from Net Investment Income	(.239)	(.491)	(.501)	(.505)	(.499)	(.500)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.239)	(.491)	(.501)	(.505)	(.499)	(.500)
Net Asset Value, End of Period	$10.45	$10.26	$9.29	$10.62	$10.91	$10.71

Total Return	4.23%	16.18%	–8.14%	2.01%	6.69%	3.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,783	$4,447	$3,769	$4,256	$3,737	$3,121
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.12%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.67%[1]	5.07%	4.85%	4.68%	4.64%	4.60%
Portfolio Turnover Rate	11%[1]	23%	24%	22%	15%	15%
1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

62

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2010, the fund had contributed capital of $1,229,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.49% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

63

High-Yield Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	6,549,979	—
Temporary Cash Investments	98,312	—	—
Futures Contracts—Liabilities[1]	(342)	—	—
Total	97,970	6,549,979	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year United States Treasury Note/Bond	June 2010	(275)	(32,424)	(377)
30-Year United States Treasury Note/Bond	June 2010	(252)	(30,004)	(429)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $188,278,000 to offset future net capital gains of $49,222,000 through October 31, 2011, $21,859,000 through October 31, 2015, $20,927,000 through October 31, 2016, and $96,270,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $10,004,000 through October 31, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2010, the cost of investment securities for tax purposes was $6,548,519,000. Net unrealized appreciation of investment securities for tax purposes was $99,772,000, consisting of unrealized gains of $245,815,000 on securities that had risen in value since their purchase and $146,043,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2010, the fund purchased $613,215,000 of investment securities and sold $329,614,000 of investment securities, other than temporary cash investments.

64

High-Yield Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	April 30, 2010		October 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	318,239	30,737	656,213	67,699
Issued in Lieu of Cash Distributions	33,422	3,230	67,289	6,959
Redeemed	(363,360)	(35,168)	(663,620)	(68,908)
Net Increase (Decrease)—Investor Shares	(11,699)	(1,201)	59,882	5,750
Admiral Shares
Issued	671,823	64,963	1,260,296	130,375
Issued in Lieu of Cash Distributions	71,841	6,942	137,642	14,218
Redeemed	(491,772)	(47,572)	(1,127,235)	(116,864)
Net Increase (Decrease)—Admiral Shares	251,892	24,333	270,703	27,729

H. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

65

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

66

Six Months Ended April 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2009	4/30/2010	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,000.65	$0.84
Short-Term
Investor Shares	1,000.00	1,009.65	1.00
Admiral Shares	1,000.00	1,010.05	0.60
Limited-Term
Investor Shares	1,000.00	1,019.16	1.00
Admiral Shares	1,000.00	1,019.56	0.60
Intermediate-Term
Investor Shares	1,000.00	1,031.49	1.01
Admiral Shares	1,000.00	1,031.90	0.60
Long-Term
Investor Shares	1,000.00	1,035.03	1.01
Admiral Shares	1,000.00	1,035.44	0.61
High-Yield
Investor Shares	1,000.00	1,041.89	1.01
Admiral Shares	1,000.00	1,042.30	0.61
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,023.95	$0.85
Short-Term
Investor Shares	1,000.00	1,023.80	1.00
Admiral Shares	1,000.00	1,024.20	0.60
Limited-Term
Investor Shares	1,000.00	1,023.80	1.00
Admiral Shares	1,000.00	1,024.20	0.60
Intermediate-Term
Investor Shares	1,000.00	1,023.80	1.01
Admiral Shares	1,000.00	1,024.20	0.60
Long-Term
Investor Shares	1,000.00	1,023.80	1.00
Admiral Shares	1,000.00	1,024.20	0.60
High-Yield
Investor Shares	1,000.00	1,023.80	1.00
Admiral Shares	1,000.00	1,024.20	0.60

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.17%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

67

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Municipal Bond Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board of trustees concluded that the funds’ low-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

68

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

69

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee1

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, and Monroe Community College Foundation.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board; Member of the Board of Managers of Delphi Automotive LLP (automotive components).

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with secondary appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer since 2006 (retired 2008) and Member of the Executive Committee (retired 2008) of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer of Johnson & Johnson (1997–2005); Director of the University Medical Center at Princeton and Women’s Research and Education Institute; Member of the Advisory Board of the Maxwell School of Citizenship and Public Affairs at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer since 2005 (retired 2009) and Vice Chairman of the Board (2008–2009) of Cummins Inc. (industrial machinery); Director of SKF AB (industrial machinery), Hillenbrand, Inc. (specialized consumer services), Sauer-Danfoss Inc. (machinery), the Lumina Foundation for Education, and Oxfam America; Chairman of the Advisory Council for the College of Arts and Letters at the University of Notre Dame.

André F. Perold
Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking at the Harvard Business School; Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/ aircraft systems and services); Chairman of the Federal Reserve Bank of Cleveland; Trustee of The Cleveland Museum of Art.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: President since 2007 and Chief Operating Officer since 2005 of Corning Incorporated (communications equipment); President of Corning Technologies (2001–2005); Director of Corning Incorporated and Dow Corning; Trustee of the Corning Incorporated Foundation and the Corning Museum of Glass; Overseer of the Amos Tuck School of Business Administration at Dartmouth College.

Executive Officers

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008;  Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P. O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc. or Morningstar,
Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for
Text Telephone for People	“proxy voting guidelines,” or by calling Vanguard at 800-662-2739.
With Hearing Impairment > 800-749-7273	The guidelines are also available from the SEC’s website,
www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com
This material may be used in conjunction with	or www.sec.gov.
the offering of shares of any Vanguard fund
only if preceded or accompanied by the fund’s	You can review and copy information about your fund at the SEC’s
current prospectus.	Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-551-8090. Information about
CFA® is a trademark owned by CFA Institute.	your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and
Exchange Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q952 062010

Vanguard® Municipal Bond Funds

Statement of Net Assets (unaudited)
As of April 30, 2010

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents
Short-Term Tax-Exempt Fund	1
Limited-Term Tax-Exempt Fund	21
Intermediate-Term Tax-Exempt Fund	43
Long-Term Tax-Exempt Fund	84
High-Yield Tax-Exempt Fund	99
Key to Abbreviations	Back cover

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (97.4%)
Alabama (1.3%)
Alabama Public School & College Auth.	5.000%	12/1/11		7,500	7,999
Alabama Public School & College Auth.	5.000%	5/1/12		3,500	3,777
Alabama Public School & College Auth.	5.000%	5/1/12		4,000	4,317
Alabama Public School & College Auth.	5.000%	12/1/12		21,510	23,635
Alabama Public School & College Auth.	5.000%	5/1/13		11,760	12,988
Alabama Public School & College Auth.	5.000%	5/1/13		7,500	8,283
Alabama Public School & College Auth.	5.000%	5/1/14		8,000	8,963
1 Alabama Public School & College Auth. TOB VRDO	0.310%	5/7/10		29,195	29,195
1 Alabama Public School & College Auth. TOB VRDO	0.350%	5/7/10	(4)	12,205	12,205
1 Alabama Special Care Fac. Financing Auth. (Ascension Health) TOB VRDO	0.300%	5/7/10		6,780	6,780
Chatom AL Ind. Dev. Board Gulf Opportunity Zone (Powersouth Energy Coop Project) PUT	1.600%	5/15/10		17,650	17,693
Chatom AL Ind. Dev. Board Gulf Opportunity Zone (Powersouth Energy Coop Project) PUT	1.600%	12/1/24		8,600	8,600
Huntsville AL Capital Improvement GO	5.000%	9/1/10		1,030	1,046
Huntsville AL Capital Improvement GO	5.000%	9/1/11		1,265	1,340
Huntsville AL Health Care Auth. Rev.	5.750%	6/1/11	(Prere.)	5,000	5,332
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.)	5.000%	2/1/12		1,000	1,052
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.)	5.000%	2/1/13		1,715	1,827
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.)	5.000%	2/1/14		4,155	4,432
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.)	5.000%	2/1/15		1,615	1,726
					161,190
Alaska (0.3%)
Alaska Housing Finance Corp. Home Mortgage Rev. VRDO	0.300%	5/7/10		15,870	15,870
Alaska Industrial Dev. & Export Auth. Rev.	5.000%	4/1/12		1,800	1,933
Alaska Industrial Dev. & Export Auth. Rev.	5.000%	4/1/15		3,000	3,364
Anchorage AK GO	5.500%	7/1/12	(14)(Prere.)	5,680	6,254
North Slope Borough AK GO	5.000%	6/30/12		1,750	1,894
North Slope Borough AK GO	5.000%	6/30/13		1,500	1,663
					30,978
Arizona (1.4%)
Arizona COP	5.000%	10/1/12	(4)	1,000	1,084
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11		2,000	2,057
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12		3,000	3,160
1 Arizona Health Fac. Auth. Rev. (Banner Health) TOB VRDO	0.450%	5/7/10		8,840	8,840
Arizona Health Fac. Auth. Rev. (Catholic Healthcare West) VRDO	0.270%	5/7/10	LOC	3,200	3,200
Arizona School Fac. Board Rev. COP	5.000%	9/1/10		10,000	10,134

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Arizona School Fac. Board Rev. COP	5.000%	9/1/11		23,870	25,060
Arizona School Fac. Board Rev. COP	5.000%	9/1/14	(14)	5,975	6,621
Arizona State Univ. Rev.	5.500%	7/1/12	(3)(Prere.)	2,540	2,797
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/11		2,680	2,819
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/12		5,000	5,442
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/13		5,000	5,578
Arizona Transp. Board Highway Rev.	6.000%	7/1/10		25,000	25,242
Arizona Water Infrastructure Finance Auth. Rev.	4.000%	10/1/10		2,125	2,158
Arizona Water Infrastructure Finance Auth. Rev.	4.000%	10/1/11		2,115	2,220
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/13		1,105	1,247
Maricopa County AZ Regional Public Transp. Auth. Excise Tax Rev.	4.000%	7/1/12		4,985	5,311
1 Mesa AZ Util. System Rev. TOB VRDO	0.320%	5/7/10	(4)	8,250	8,250
1 Mesa AZ Util. System Rev. TOB VRDO	0.320%	5/7/10	(4)	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	0.300%	5/7/10		8,195	8,195
1 Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	0.270%	5/3/10		4,955	4,955
Pima County AZ COP	5.000%	6/1/10	(ETM)	7,300	7,327
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	12/1/10	(14)	6,050	6,215
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/11		12,500	12,890
					168,302
Arkansas (0.1%)
Fort Smith AR Sales & Use Tax Rev.	5.000%	9/1/10	(14)	3,000	3,046
Pulaski County AR Health Fac. Board (St. Vincent Infirmary–Catholic Health Initiatives) VRDO	0.270%	5/7/10		10,800	10,800
					13,846
California (9.0%)
ABAG Finance Auth. for Non-Profit Corp. California (Valley Christian Schools) VRDO	0.270%	5/7/10	LOC	22,500	22,500
California Educ. Fac. Auth. Rev. (St. Mary’s College of California) VRDO	0.320%	5/7/10	LOC	22,640	22,640
California GO	5.250%	9/1/10	(Prere.)	20,590	20,925
California GO	5.000%	3/1/13		2,500	2,723
California GO	5.000%	4/1/13		2,205	2,406
California GO	5.000%	6/1/13		2,025	2,218
California GO	5.000%	10/1/16		12,070	13,449
California GO VRDO	0.320%	5/7/10	LOC	52,540	52,540
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/11		1,500	1,548
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/2/12		12,000	12,740
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/2/12		15,000	15,925
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/1/14		17,670	19,563
California Health Fac. Finance Auth. Rev. (St. Joseph Health System) PUT	5.000%	10/16/14		15,000	16,402
California Health Fac. Finance Auth. Rev. (Stanford Hosp.) PUT	3.450%	6/15/11		5,000	5,123
California Health Fac. Finance Auth. Rev. (Stanford Hosp.) VRDO	0.330%	5/7/10	(4)	16,600	16,600
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/10		3,000	3,035
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/11		5,000	5,245
1 California Health Fac. Finance Auth. Rev. (Sutter Health) TOB VRDO	0.300%	5/7/10	(13)	19,300	19,300
1 California Health Fac. Finance Auth. Rev. TOB VRDO	0.300%	5/7/10		25,000	25,000
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/14		2,500	2,715
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	5.000%	2/1/11		16,400	16,858
California Infrastructure & Econ. Dev. Bank Rev. PUT	2.500%	4/1/13		20,000	20,494
California Muni. Financing Auth. COP (Community Hosp. of Central California)	5.000%	2/1/13		2,000	2,075
California PCR Financing Auth. COP	5.000%	2/1/13		1,160	1,204
California Pollution Control Finance Auth. Environmental Improvement Rev.
(BP West Coast Products) PUT	2.600%	9/2/14		5,000	5,113
California Public Works Board Lease Rev.	5.000%	11/1/14		4,000	4,351
California RAN	3.000%	5/25/10		82,945	83,056
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13		20,000	22,181
California State Dept. of Water Resources Power Supply Rev. VRDO	0.360%	5/7/10	(4)	18,725	18,725
California State Econ. Recovery Bonds	5.250%	7/1/13		2,500	2,784
California State Econ. Recovery Bonds	5.250%	7/1/13	(14)	1,025	1,141
California State Econ. Recovery Bonds	5.250%	7/1/13	(14)(ETM)	975	1,102
California State Econ. Recovery Bonds	5.250%	7/1/14	(14)	10,700	12,103
California State Econ. Recovery Bonds PUT	5.000%	7/1/10	(Prere.)	16,000	16,128
California State Econ. Recovery Bonds PUT	5.000%	7/1/11	(Prere.)	8,000	8,427
California Statewide Communities Dev. Auth. Rev.	5.000%	6/15/13		74,000	80,573
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/14		10,000	10,971
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente) PUT	3.500%	5/2/11		17,000	17,490
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente) PUT	4.000%	5/2/11		40,000	41,263
Central Valley CA Financing Auth. Cogeneration Project Rev. (Carson Ice)	3.000%	7/1/11		500	510
Central Valley CA Financing Auth. Cogeneration Project Rev. (Carson Ice)	4.000%	7/1/12		650	683
1 East Bay CA Muni. Util. Dist. Waste Water System Rev. TOB VRDO	0.310%	5/7/10	(4)	10,475	10,475
1 East Side CA Union High School Dist. TOB VRDO	3.300%	5/7/10		24,010	24,010
Fontana CA USD BAN	4.000%	12/1/12		20,000	20,640
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(Prere.)	44,510	50,252
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(Prere.)	11,350	12,814

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13	(Prere.)	5,000	5,664
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	20,820	22,990
Golden State Tobacco Securitization Corp. California	6.625%	6/1/13	(Prere.)	3,000	3,489
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	19,490	22,740
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/11	(14)	13,255	13,887
Los Angeles CA USD GO	5.000%	7/1/11		13,325	13,969
Los Angeles CA USD TRAN	2.000%	8/12/10		51,000	51,224
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/11		5,000	5,264
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/12		5,500	5,997
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/14		6,000	6,835
Newport Beach CA Rev. (Hoag Memorial Hosp.) PUT	4.000%	2/8/11		8,000	8,177
Northern California Power Agency Rev.	4.000%	7/1/13		2,500	2,684
Northern California Power Agency Rev.	4.000%	7/1/14		1,000	1,080
Orange County CA Airport Rev.	3.000%	7/1/13		1,670	1,745
1 Riverside CA Electric Rev. TOB VRDO	0.270%	5/3/10	(4)	5,000	5,000
Riverside County CA Notes	2.000%	10/15/10		20,000	20,119
Sacramento CA Cogeneration Auth. Rev.	4.000%	7/1/11		700	724
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/12		500	538
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/14		600	667
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/13		6,000	6,471
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/14		3,205	3,461
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/15		2,965	3,180
San Bernardino County CA Trans. Auth. Sales Tax Rev.	5.000%	5/1/12		15,000	15,998
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/14		6,000	6,734
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/11	(2)	7,455	7,976
San Francisco CA City & County International Airport Rev.	5.000%	5/1/15		5,000	5,597
San Francisco CA City & County International Airport Rev.	5.000%	5/1/15		4,435	4,945
San Francisco CA City & County International Airport Rev.	5.000%	5/1/16		21,100	23,488
San Francisco CA City & County International Airport Rev. PUT	2.250%	12/4/12		29,755	30,122
San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11		10,000	10,380
Tuolumne CA Wind Project Auth. Rev.	4.000%	1/1/13		2,375	2,521
					1,081,686
Colorado (2.3%)
Colorado Dept. of Transp. Rev. RAN	5.250%	6/15/11		10,000	10,533
Colorado Dept. of Transp. Rev. RAN	5.250%	6/15/12	(14)	21,350	23,332
Colorado Health Fac. Auth. Rev. (Adventist Health) VRDO	0.300%	5/7/10	LOC	15,000	15,000
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	7/1/13		4,000	4,385
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	3.950%	11/10/10		15,000	15,254
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	5.000%	11/12/13		12,000	13,276
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	5.250%	11/12/13		8,000	8,804
1 Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	0.350%	5/7/10	(4)	10,000	10,000
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	0.270%	5/7/10		51,600	51,600
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.270%	5/7/10		21,500	21,500
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.270%	5/7/10		37,300	37,300
Denver CO City & County Airport Rev.	6.000%	11/15/13	(14)	5,000	5,680
Denver CO City & County GO (Better Denver Theatre & Zoo)	3.000%	8/1/10		12,000	12,083
Denver CO City & County GO (Better Denver Theatre & Zoo)	4.000%	8/1/11		1,000	1,044
E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/1/11	(1)	15,000	15,506
1 Jefferson County CO School Dist. GO TOB VRDO	0.300%	5/7/10	(4)	13,660	13,660
Platte River Power Auth. Colorado Power Rev.	5.000%	6/1/10		2,500	2,510
Regional Transp. Dist. of Colorado Sales Tax Rev.	3.000%	11/1/11		1,230	1,274
Regional Transp. Dist. of Colorado Sales Tax Rev.	5.000%	11/1/13		4,305	4,852
Regional Transp. Dist. of Colorado Sales Tax Rev.	5.000%	11/1/14		5,000	5,725
					273,318
Connecticut (0.5%)
Connecticut GO	5.000%	11/1/10		3,000	3,071
Connecticut GO	5.375%	11/15/13		7,985	8,838
Connecticut Housing Finance Auth. Rev. Housing Mortgage Finance Program VRDO	0.250%	5/3/10		8,765	8,765
Connecticut Revolving Fund	5.000%	2/1/11		4,130	4,275
Connecticut Revolving Fund	5.000%	2/1/12		4,000	4,304
Connecticut State Health & Educ. Fac. Auth. Rev. (Yale Univ.) PUT	4.000%	2/7/13		6,625	7,156
Connecticut State Health & Educ. Fac. Auth. Rev. (Yale Univ.) PUT	5.000%	2/12/15		20,810	23,890
					60,299
Delaware (0.4%)
Delaware GO	5.000%	5/1/10		5,000	5,001
Delaware GO	5.000%	10/1/12		9,445	10,403
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/10	(14)	17,310	17,450
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/11		1,500	1,579
New Castle County DE GO	4.000%	7/15/11		3,025	3,154
Univ. of Delaware Rev. PUT	2.000%	6/1/11		15,000	15,150
					52,737

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
District of Columbia (0.8%)
District of Columbia GO	5.500%	6/1/10	(4)	10,000	10,045
1 District of Columbia GO TOB VRDO	0.320%	5/7/10	(4)	20,420	20,420
1 District of Columbia Income Tax Rev. TOB VRDO	0.300%	5/7/10		9,995	9,995
District of Columbia Rev. (Georgetown Day School) VRDO	0.550%	5/7/10	LOC	14,700	14,700
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/13		5,000	5,407
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/14		2,000	2,185
District of Columbia Rev. (Howard Univ.) VRDO	0.280%	5/7/10	LOC	14,680	14,680
District of Columbia Rev. VRDO	0.300%	5/7/10	LOC	14,525	14,525
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/11		2,000	2,100
					94,057
Florida (7.8%)
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11		25,000	26,024
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14		20,000	21,431
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/15		30,000	31,669
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/16		16,000	16,702
Clay County FL Sales Surtax Rev.	5.000%	10/1/11	(12)	3,500	3,643
1 Collier County FL School Board COP TOB VRDO	0.310%	5/7/10	(4)LOC	21,460	21,460
Collier County FL Water & Sewer Dist. Rev.	5.000%	7/1/10	(4)	2,920	2,943
1 Duval County FL School Board COP TOB VRDO	0.320%	5/7/10	(4)	11,410	11,410
Escambia County FL Solid Waste Disposal System Rev. (Gulf Power Company Project) PUT	2.000%	4/3/12		5,000	5,020
Florida Board of Educ. Capital Outlay	5.750%	6/1/10		18,000	18,085
Florida Board of Educ. Public Educ.	5.000%	6/1/10		16,120	16,185
Florida Board of Educ. Public Educ.	5.250%	6/1/10		4,925	4,946
Florida Board of Educ. Public Educ. Capital Outlay	3.000%	6/1/11		8,925	9,165
Florida Board of Educ. Public Educ. Capital Outlay	4.000%	6/1/11		3,525	3,658
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/11		3,830	4,016
Florida Board of Educ. Public Educ. Capital Outlay	4.000%	6/1/12		1,945	2,070
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/12		4,020	4,360
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/12		16,195	17,566
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13		9,580	10,673
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13		8,820	9,826
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14		5,065	5,743
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14		9,235	10,471
1 Florida Board of Educ. Public Educ. TOB VRDO	0.310%	5/7/10		5,440	5,440
Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/10	(14)	3,620	3,653
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/11		6,980	7,324
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15		11,750	13,224
Florida Dept. of Environmental Protection & Preservation Rev.	5.250%	7/1/10	(4)	4,340	4,376
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/11		5,280	5,552
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/12		5,545	6,017
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/13		34,040	37,810
Florida Dept. of Management Services COP	5.000%	8/1/11		1,350	1,418
Florida Dept. of Management Services COP	5.000%	8/1/12		8,850	9,568
Florida Dept. of Management Services COP	5.000%	8/1/13		6,595	7,236
Florida Dept. of Transp.	5.000%	7/1/12		6,940	7,558
Florida Dept. of Transp.	5.000%	7/1/13		9,605	10,746
Florida Higher Educ. Fac. Finance Auth. Rev. (Ringling College) VRDO	0.550%	5/7/10	LOC	24,620	24,620
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/10		24,550	24,743
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13		10,000	10,884
Florida Rural Util. Financing Comm. Rev.	3.250%	2/1/11		2,305	2,311
Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11		4,840	4,869
Florida Turnpike Auth. Rev.	5.000%	7/1/10	(14)	9,830	9,907
Florida Turnpike Auth. Rev.	5.000%	7/1/13		3,825	4,252
Florida Turnpike Auth. Rev.	5.000%	7/1/13	(4)	4,780	5,313
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/13		1,000	1,092
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/14		2,000	2,199
1 Highlands County FL Health Rev. (Adventist Health System) TOB VRDO	0.310%	5/7/10		15,730	15,730
Highlands County FL Health Rev. (Adventist Health System) VRDO	0.300%	5/7/10	LOC	15,000	15,000
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/12		2,000	2,163
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/13		2,000	2,204
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/11	(14)	5,560	5,872
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/12	(4)	5,670	6,221
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/15	(4)	2,000	2,291
Hillsborough County FL IDA Rev. (Tampa Electric Co. Project) PUT	5.000%	3/15/12	(2)	4,500	4,721
Hillsborough County FL School Board COP	5.000%	7/1/14		2,110	2,343
Hillsborough County FL School Board COP	5.000%	7/1/15		1,170	1,302
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/10		5,380	5,474
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/11		12,000	12,658
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/12		12,000	13,025
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/14		4,000	4,459

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.270%	5/7/10		26,415	26,415
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.270%	5/7/10		24,080	24,080
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.310%	5/7/10		18,165	18,165
Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.270%	5/7/10		10,300	10,300
Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.300%	5/7/10		24,145	24,145
Jacksonville FL Excise Taxes Rev.	4.000%	10/1/12		1,000	1,063
Jacksonville FL Excise Taxes Rev.	5.000%	10/1/14		1,000	1,118
Kissimmee FL Util. Auth. Electric System Rev.	5.250%	10/1/14	(4)	1,750	1,966
Lake County FL School Board COP	5.250%	6/1/14	(2)	2,945	3,224
Lakeland FL Energy Systems Rev.	5.500%	10/1/10	(1)(Prere.)	4,300	4,393
1 Miami-Dade County FL Building Better Communities TOB VRDO	0.300%	5/7/10		9,995	9,995
1 Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.300%	5/7/10	(12)	5,070	5,070
Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.125%	8/1/11	(1)	5,000	5,110
Miami-Dade County FL Health Fac. Auth. Rev. (Miami Childrens Hosp.) VRDO	0.300%	5/7/10	LOC	19,500	19,500
Miami-Dade County FL Health Fac. Auth. Rev. (Miami Childrens Hosp.) VRDO	0.300%	5/7/10	LOC	6,500	6,500
Miami-Dade County FL IDA Solid Solid Waste Disposal Rev. (Waste Disposal Inc.) PUT	2.000%	6/1/10		1,750	1,750
1 Miami-Dade County FL Special Obligation TOB VRDO	0.270%	5/3/10	LOC	6,980	6,980
1 Miami-Dade County FL Transit Sales Surtax Rev. TOB VRDO	0.330%	5/7/10	(4)	32,570	32,570
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/10	(14)	5,000	5,092
Ocala FL Water & Sewer Rev.	5.750%	10/1/11	(3)(Prere.)	13,605	14,737
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	4.000%	1/1/13		335	352
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	4.000%	1/1/14		500	529
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	4.000%	1/1/15		500	529
Orange County FL Health Fac. Rev. (Orlando Health Inc.)	5.000%	10/1/14		2,000	2,167
1 Orange County FL School Board COP TOB VRDO	0.310%	5/7/10	LOC	26,145	26,145
Orange County FL Tourist Dev. Rev.	5.000%	10/1/11		6,990	7,354
Orange County FL Tourist Dev. Rev.	5.000%	10/1/12		7,335	7,913
Orange County FL Tourist Dev. Rev.	5.000%	10/1/13		7,705	8,436
Orange County FL Tourist Dev. Rev.	5.000%	10/1/14		8,710	9,627
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/11	(2)	7,000	7,306
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/12	(2)	5,000	5,368
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/11		1,500	1,591
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/12		1,750	1,913
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/13		2,500	2,800
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/13		2,500	2,800
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/14		4,000	4,544
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/14		3,075	3,493
Orlando FL Waste Water System Rev.	5.000%	10/1/10	(2)	2,805	2,856
Port St. Lucie FL Util. Rev.	5.125%	9/1/11	(14)(Prere.)	1,000	1,059
South Broward FL Hosp. Dist. Rev.	5.625%	5/1/12	(14)(Prere.)	4,640	5,105
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.000%	8/15/11		4,000	4,192
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.250%	2/1/13	(Prere.)	7,755	8,619
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.750%	2/1/13	(Prere.)	5,000	5,625
1 South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)
TOB VRDO	0.310%	5/7/10		6,000	6,000
Univ. of North Florida Foundation Incorporated Rev. VRDO	0.300%	5/3/10	LOC	2,200	2,200
Univ. of South Florida Financing Corp. VRDO	0.300%	5/7/10	LOC	20,000	20,000
					931,337
Georgia (3.1%)
1 Atlanta GA Airport Fac. Rev. TOB VRDO	0.450%	5/7/10	(4)	11,170	11,170
Atlanta GA Water & Wastewater Rev.	4.000%	11/1/11		2,500	2,584
Atlanta GA Water & Wastewater Rev.	4.000%	11/1/12		3,000	3,116
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/13		3,500	3,727
Atlanta GA Water & Wastewater Rev. VRDO	0.300%	5/7/10	LOC	16,000	16,000
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.950%	4/1/11		15,000	15,511
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		9,880	10,225
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		5,000	5,174
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11	(14)	7,500	7,740
Cobb County GA Kennestone Hosp. Auth. Rev.	4.000%	4/1/12		2,240	2,337
Dalton County GA Dev. Auth. (Hamilton Health Care System) VRDO	0.330%	5/7/10	LOC	5,495	5,495
DeKalb County GA School Dist. GO	5.000%	2/1/12		30,000	32,241
Fulton County GA Dev. Auth. (Shepherd Center) VRDO	0.300%	5/7/10	LOC	37,600	37,600
Georgia GO	5.000%	10/1/10		7,620	7,771
Georgia GO	5.000%	12/1/10	(ETM)	1,635	1,680
Georgia GO	5.000%	12/1/10		8,350	8,581
Georgia GO	5.000%	3/1/11	(ETM)	430	447
Georgia GO	5.000%	3/1/11		1,320	1,371
Georgia GO	4.000%	5/1/11		2,865	2,969
Georgia GO	5.500%	7/1/11		16,160	17,113
Georgia GO	5.700%	7/1/11		12,430	13,190
Georgia GO	6.250%	8/1/11		5,195	5,566

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Georgia GO	5.000%	5/1/12	(Prere.)	5,125	5,557
Georgia GO	5.000%	9/1/14		4,000	4,592
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/10		2,500	2,510
Georgia Road & Tollway Auth. Rev.	4.000%	6/1/11		2,530	2,625
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/13		13,875	15,424
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.300%	5/7/10	LOC	11,090	11,090
Gwinnett County GA Water & Sewer Auth Rev.	4.000%	8/1/12		10,020	10,753
Henry County GA GO	5.000%	7/1/11		5,790	6,095
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	0.300%	5/7/10	LOC	25,110	25,110
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/11		5,000	5,125
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/13		7,500	7,880
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/13		6,000	6,420
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/15		6,500	7,005
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/15		10,000	10,481
Monroe County GA Dev. Auth. PCR (Georgia Power Co. Plant Scherer) PUT	0.800%	1/7/11		11,000	11,003
Muni. Electric Auth. Georgia Rev. (Project One)	5.000%	1/1/12		4,010	4,260
1 Private Colleges & Univ. Auth Georgia (Emory Univ.) TOB VRDO	0.310%	5/7/10		6,465	6,465
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11		5,000	5,297
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.250%	9/1/11		7,250	7,705
Richmond County GA Hosp. Auth. (Univ. of Health Services)	5.000%	1/1/13		1,330	1,428
Whitfield County GA School District GO	5.000%	4/1/11		3,250	3,384
					371,817
Hawaii (0.3%)
Hawaii GO	5.000%	9/1/10	(14)(ETM)	1,085	1,102
Hawaii GO	5.000%	9/1/10	(14)	3,915	3,977
Hawaii GO	5.000%	3/1/12	(ETM)	2,075	2,236
Honolulu HI City & County GO	5.000%	7/1/10	(14)	4,515	4,551
Honolulu HI City & County GO	5.000%	7/1/10	(14)	3,980	4,012
Honolulu HI City & County GO	5.000%	7/1/10	(14)(ETM)	1,890	1,905
Honolulu HI City & County GO	5.000%	7/1/10	(14)	2,175	2,193
Honolulu HI City & County GO	5.250%	7/1/12	(14)	4,950	5,425
1 Honolulu HI City & County Wastewater System Rev. TOB VRDO	0.450%	5/7/10	(4)	4,995	4,995
State of Hawaii	5.000%	6/1/14	(ETM)	1,045	1,193
State of Hawaii	5.000%	6/1/14		1,195	1,355
State of Hawaii	5.000%	2/1/15		3,600	4,116
State of Hawaii	5.000%	2/1/16		4,000	4,576
					41,636
Idaho (0.3%)
Idaho Health Fac. Auth. Rev. (St. Lukes Medical Center) VRDO	0.300%	5/3/10	(4)	8,240	8,240
Idaho Housing & Finance Assn. RAN	5.000%	7/15/10		8,210	8,290
Idaho Housing & Finance Assn. RAN	5.000%	7/15/11		7,410	7,797
Idaho Housing & Finance Assn. RAN	5.000%	7/15/12		6,675	7,255
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.350%	5/7/10	LOC	6,350	6,350
					37,932
Illinois (4.1%)
Chicago IL Board of Educ. (Westinghouse High School Project)	5.000%	12/1/10	(14)(ETM)	2,775	2,851
Chicago IL Board of Educ. Lease Rev.	6.250%	1/1/11	(14)	3,000	3,106
1 Chicago IL Board of Educ. TOB VRDO	0.350%	5/7/10	(4)	6,520	6,520
Chicago IL GO	5.000%	1/1/15	(4)	1,250	1,399
Chicago IL GO	6.250%	1/1/15	(2)	2,500	2,923
1 Chicago IL GO TOB VRDO	0.300%	5/7/10	(4)	10,150	10,150
Chicago IL Metro. Water Reclamation Dist. GO	5.250%	12/1/10	(ETM)	10,000	10,290
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/12	(14)	4,400	4,675
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.320%	5/7/10	(4)	13,225	13,225
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.320%	5/7/10	(4)	7,000	7,000
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.320%	5/7/10	(12)	8,280	8,280
Chicago IL Park Dist.	5.000%	1/1/11		2,765	2,846
Chicago IL Park Dist.	5.000%	1/1/11		3,205	3,299
1 Chicago IL TOB VRDO	0.300%	5/7/10		9,995	9,995
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/10		2,500	2,508
Chicago IL Wastewater Transmission Rev. VRDO	0.250%	5/3/10	LOC	7,520	7,520
1 Chicago IL Water Rev. TOB VRDO	0.350%	5/7/10	(4)	7,495	7,495
1 Chicago IL Water Rev. TOB VRDO	0.350%	5/7/10	(4)	7,745	7,745
Du Page & Cook Counties IL Community Consolidated School Dist. GO	5.250%	12/1/12	(3)(Prere.)	3,750	4,161
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.250%	5/3/10		6,715	6,715
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	3.375%	2/3/14		5,000	5,280
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.240%	5/7/10		11,790	11,790
Illinois Educ. Fac. Auth. Student Housing Rev.	6.250%	5/1/12	(Prere.)	4,000	4,466
Illinois Finance Auth. Pollution Commonwealth Edison Co. VRDO	0.260%	5/7/10	LOC	10,100	10,100
Illinois Finance Auth. Rev. (Advocate Health Care) PUT	3.875%	5/1/12		5,000	5,119
Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	0.250%	5/3/10	LOC	16,250	16,250

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Finance Auth. Rev. (Ingalls Health System Obligated Group) VRDO	0.310%	5/7/10	LOC	24,620	24,620
Illinois Finance Auth. Rev. (Loyola Univ. Health) VRDO	0.280%	5/7/10	LOC	16,550	16,550
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	3.000%	8/15/10		1,000	1,006
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/11		2,445	2,557
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/12		4,630	4,975
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/13		3,250	3,548
Illinois Finance Auth. Rev. (Presbyterian Homes) VRDO	0.460%	5/7/10	(4)	7,805	7,805
Illinois Finance Auth. Rev. (Provena Health)	5.000%	5/1/12		1,840	1,919
Illinois Finance Auth. Rev. (Provena Health)	5.000%	5/1/14		1,305	1,359
Illinois Finance Auth. Rev. (Provena Health)	5.250%	5/1/15		2,555	2,678
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/10	(4)	3,600	3,606
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/10	(4)	3,800	3,806
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11	(4)	3,490	3,620
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11	(4)	4,000	4,149
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12	(4)	4,200	4,449
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/15		1,500	1,671
Illinois Finance Auth. Rev. VRDO	0.290%	5/7/10	LOC	16,000	16,000
Illinois GO	5.000%	3/1/11		8,350	8,639
Illinois GO	5.000%	6/1/11		9,600	10,024
Illinois GO	5.000%	1/1/16		25,000	27,207
1 Illinois GO TOB VRDO	0.270%	5/3/10	LOC	4,900	4,900
1 Illinois GO TOB VRDO	0.450%	5/7/10		15,000	15,000
Illinois Health Fac. Auth. Rev. (Advocate Health Care Network) PUT	4.375%	7/1/14		5,155	5,379
Illinois Regional Transp. Auth. Rev. VRDO	0.750%	6/1/10		35,000	35,000
1 Illinois State Toll Highway Auth. Toll Highway Rev. TOB VRDO	0.300%	5/7/10		5,335	5,335
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	0.450%	5/7/10		58,275	58,275
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	0.450%	5/7/10	(14)	20,550	20,550
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	0.260%	5/7/10		26,385	26,385
					496,720
Indiana (1.9%)
Indiana Bond Bank Rev.	5.375%	4/1/12	(2)(Prere.)	2,500	2,721
Indiana Bond Bank Rev. Revolving Funding Program	5.600%	8/1/10	(Prere.)	3,100	3,172
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/11		1,000	1,053
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/12		1,700	1,822
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/14		1,415	1,556
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.300%	5/7/10	LOC	34,200	34,200
Indiana Finance Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group) VRDO	0.380%	5/7/10	LOC	10,730	10,730
Indiana Finance Auth. Rev.	5.000%	7/1/10		2,105	2,120
Indiana Finance Auth. Rev.	5.000%	7/1/10		1,955	1,969
Indiana Finance Auth. Rev.	5.000%	7/1/11		2,305	2,414
Indiana Finance Auth. Rev.	5.000%	7/1/11		1,270	1,330
Indiana Finance Auth. Rev.	5.000%	7/1/12		1,495	1,614
Indiana Finance Auth. Rev.	5.000%	7/1/12		3,415	3,687
Indiana Finance Auth. Rev.	5.000%	11/1/12		12,130	13,214
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.250%	5/3/10		4,500	4,500
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	3.750%	2/1/12		10,000	10,469
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	6/1/15		14,825	16,356
1 Indiana Muni. Power Agency Rev. TOB VRDO	0.310%	5/7/10	(13)	10,095	10,095
Indiana Office Building Comm. Rev. (Capitol Complex)	5.000%	7/1/10	(4)	6,535	6,587
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	0.300%	5/7/10		18,155	18,155
Indianapolis IN Gas Util. Rev.	4.000%	6/1/10		4,065	4,075
Indianapolis IN Gas Util. Rev.	5.000%	6/1/11		4,225	4,389
Indianapolis IN Gas Util. Rev.	5.000%	6/1/12		8,870	9,455
Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/11		1,000	1,052
Purdue Univ. Indiana Univ. Rev.	2.000%	7/1/12		1,650	1,691
Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/13		1,000	1,118
Purdue Univ. Indiana Univ. Rev.	4.000%	7/1/14		2,085	2,288
St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame) PUT	3.875%	3/1/12		12,500	12,987
1 Wayne Township IN School Building Corp. Marion County TOB VRDO	0.300%	5/7/10	LOC	5,035	5,035
Whiting IN Environmental Fac. Rev. (BP Products) PUT	2.800%	6/2/14		35,000	35,908
					225,762
Iowa (0.3%)
Iowa Finance Auth. (Iowa Schools Cash Anticipation Notes Program)	2.500%	6/23/10		10,000	10,031
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/12	(12)	1,540	1,628
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/13	(12)	3,265	3,510
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System) PUT	5.000%	8/15/12		5,500	5,867
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	2.100%	12/1/11	(ETM)	8,000	8,163
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	4.000%	12/1/11		1,000	1,054
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	5.000%	12/1/12		1,700	1,878
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	5.000%	12/1/15		1,400	1,618
					33,749

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kansas (0.4%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/11		1,755	1,860
Kansas Dept. of Transp. Highway Rev. VRDO	0.270%	5/7/10		11,000	11,000
Kansas Dept. of Transp. Highway Rev. VRDO	0.290%	5/7/10		20,000	20,000
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	4.000%	11/15/13		1,000	1,060
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	4.500%	11/15/14		2,500	2,703
Newton KS Hosp. Rev. (Newton Healthcare Corp.) VRDO	0.330%	5/7/10	LOC	5,121	5,121
Wichita KS Hosp. Fac. Refunding and Improvement Rev. (Via Christi Health System, Inc.)	3.000%	11/15/11		500	513
Wichita KS Hosp. Fac. Refunding and Improvement Rev. (Via Christi Health System, Inc.)	4.500%	11/15/12		1,000	1,070
Wichita KS Hosp. Fac. Refunding and Improvement Rev. (Via Christi Health System, Inc.)	5.000%	11/15/13		2,000	2,191
Wichita KS Hosp. Fac. Refunding and Improvement Rev. (Via Christi Health System, Inc.)	5.000%	11/15/14		2,000	2,205
Wichita KS Hosp. Fac. Rev. (Via Christi Health System, Inc.)	5.000%	11/15/14		2,060	2,274
					49,997
Kentucky (0.7%)
Christian County KY Association County Leasing Program Rev. VRDO	0.250%	5/3/10	LOC	6,255	6,255
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/10	(14)	5,825	5,917
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (King’s Daughters)	2.000%	2/1/11		1,000	1,006
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (King’s Daughters)	3.000%	2/1/12		1,000	1,021
Kentucky Econ. Dev. Finance Auth. Rev. (Catholic Health) PUT	3.500%	11/10/10		5,000	5,077
Kentucky Property & Building Comm. Rev.	5.125%	9/1/10	(Prere.)	5,955	6,052
Kentucky Property & Building Comm. Rev.	5.000%	11/1/10	(14)	15,230	15,575
Kentucky Rural Water Finance Corp. Rev. Public Project Construction Notes	1.250%	1/1/11		11,000	11,048
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/12		4,335	4,707
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/13		3,730	4,147
Louisville & Jefferson County KY Metro. Govt. Pollution Rev. PUT	5.375%	12/1/11		10,000	10,388
1 Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	0.310%	5/7/10	(13)	6,640	6,640
					77,833
Louisiana (0.5%)
Louisiana Fac. Corp. Lease Rev. (Capitol Complex Project)	5.000%	3/1/14		2,900	3,164
Louisiana Gasoline and Fuel Tax Rev. VRDO	0.280%	5/7/10	LOC	20,000	20,000
Louisiana GO	5.000%	7/15/10	(11)	2,000	2,019
Louisiana Local Govt. Environment Fac. Community Dev. Auth. Rev.	4.000%	10/1/12		2,000	2,112
1 Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) TOB VRDO	0.450%	5/7/10	(4)	3,330	3,330
Louisiana Public Fac. Auth. Rev. (Christus Health)	5.000%	7/1/12	(4)	6,000	6,352
Louisiana Public Fac. Auth. Rev. (Christus Health)	5.000%	7/1/13	(4)	6,000	6,424
Louisiana Public Fac. Auth. Rev. (Christus Health)	5.000%	7/1/14	(4)	9,785	10,459
1 Louisiana State Gas & Fuels Tax Rev TOB VRDO	0.310%	5/7/10	(4)	5,885	5,885
					59,745
Maine (0.4%)
Falmouth ME BAN	3.000%	2/15/11		28,000	28,557
1 Maine Housing Auth. Mortgage Rev. TOB VRDO	0.300%	5/7/10		7,995	7,995
1 Maine State Turnpike Auth. Turnpike Rev. TOB VRDO	0.350%	5/7/10		10,015	10,015
					46,567
Maryland (0.8%)
Maryland GO	5.000%	2/1/11		15,000	15,529
Maryland GO	5.000%	3/1/11		14,375	14,936
Maryland GO	5.250%	3/1/12		3,000	3,253
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	11/15/11		5,000	5,282
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.000%	7/1/11		750	774
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/12		1,000	1,075
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12	(Prere.)	6,500	7,212
Maryland Transp. Auth. Rev.	5.000%	3/1/11		22,380	23,252
Maryland Transp. Auth. Rev.	5.000%	3/1/14		7,480	8,475
Montgomery County MD GO	5.000%	5/1/10		10,000	10,001
Washington Suburban Sanitation Dist. Maryland GO	4.000%	6/1/10		8,000	8,026
					97,815
Massachusetts (3.4%)
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.340%	5/7/10		5,295	5,295
Massachusetts Dept. of Transp. Metro Highway System Rev. VRDO	0.270%	5/7/10		37,000	37,000
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	2.875%	10/1/14		5,000	5,143
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	2.875%	10/1/14		2,500	2,571
Massachusetts GO	5.750%	6/1/10	(Prere.)	35,045	35,210
Massachusetts GO	6.000%	6/1/10	(Prere.)	10,000	10,050
Massachusetts GO	5.250%	8/1/10		2,000	2,025
Massachusetts GO	5.500%	1/1/11		8,560	8,854
Massachusetts GO	0.540%	8/1/11		18,000	18,000
Massachusetts GO	5.250%	11/1/11	(14)(Prere.)	10,000	10,678
Massachusetts GO	5.250%	11/1/11	(14)(Prere.)	15,000	16,016
Massachusetts GO	6.000%	11/1/11		10,810	11,667
Massachusetts GO	0.680%	8/1/12		20,630	20,663

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts GO	0.830%	8/1/13		7,500	7,526
1 Massachusetts GO TOB VRDO	0.340%	5/7/10	LOC	28,980	28,980
Massachusetts Health & Educ. Fac. Auth. Rev. (Amherst College) PUT	2.750%	1/4/12		4,000	4,124
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.000%	7/1/12		3,000	3,176
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.300%	5/7/10		7,500	7,500
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.000%	10/1/12		5,000	5,296
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/12		2,500	2,707
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.125%	2/16/12		6,000	6,210
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12		8,000	8,293
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	0.270%	5/7/10		18,600	18,600
Massachusetts Housing Finance Agency Housing Rev. VRDO	0.340%	5/7/10	LOC	54,400	54,400
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.300%	5/7/10	(4)	3,920	3,920
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.340%	5/7/10	LOC	30,125	30,125
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.400%	5/7/10	LOC	20,865	20,865
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.400%	5/7/10		19,915	19,915
Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev.	5.750%	6/15/11	(14)	3,415	3,436
					408,245
Michigan (2.8%)
Detroit MI GO	5.000%	4/1/11	(12)	8,465	8,611
Detroit MI GO	5.000%	4/1/12	(12)	8,860	9,113
Detroit MI Sewer System Rev.	5.000%	7/1/10	(4)	5,690	5,721
Detroit MI Sewer System Rev.	5.000%	7/1/13	LOC(Prere.) 14,935		16,739
Macomb County MI Rev.	5.875%	11/15/13	(Prere.)	9,590	11,113
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11	(14)	6,250	6,325
Michigan Building Auth. Rev.	5.000%	10/15/10	(4)	12,325	12,555
Michigan Comprehensive Transp. Rev.	5.500%	5/15/10	(4)	2,070	2,074
Michigan GO	2.000%	9/30/10		50,000	50,308
Michigan GO	5.000%	5/1/11		5,000	5,182
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	11/15/15		3,000	3,337
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	4/1/11		5,935	6,114
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	3.750%	3/15/12		10,000	10,340
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	4.000%	11/15/13		1,000	1,041
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	4.000%	11/15/14		1,500	1,535
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System) VRDO	0.280%	5/7/10	LOC	41,830	41,830
Michigan Hosp. Finance Auth. Rev. (McClaren Health) VRDO	0.290%	5/7/10	LOC	24,485	24,485
Michigan Hosp. Finance Auth. Rev. (Trinity Health) VRDO	0.270%	5/7/10		31,760	31,760
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11		3,000	3,126
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/12		3,065	3,362
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/12		1,910	2,095
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/15		1,835	2,104
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/15		3,185	3,651
Michigan Strategic Fund (Detroit Edison) PUT	3.050%	12/3/12		9,000	9,166
Michigan Trunk Line Rev.	5.000%	11/1/10	(14)	3,540	3,620
Oakland Univ. of Michigan Rev. VRDO	0.650%	5/7/10	LOC	31,600	31,600
Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	5.000%	8/1/15		2,500	2,679
1 Saginaw Valley State Univ. MI TOB VRDO	0.330%	5/7/10	(4)	5,000	5,000
Univ. of Michigan Univ. Rev.	4.000%	4/1/15		9,600	10,595
Wayne MI Univ. of Michigan Univ. Rev.	5.000%	11/15/12		1,500	1,631
Wayne MI Univ. of Michigan Univ. Rev.	5.000%	11/15/13		1,540	1,704
1 Western Michigan Univ. GO TOB VRDO	0.320%	5/7/10	(4)	4,995	4,995
					333,511
Minnesota (1.3%)
Minneapolis MN Health Care System (Fairview Health Services) VRDO	0.260%	5/7/10	LOC	21,987	21,987
Minnesota GO	5.000%	8/1/10		37,375	37,823
Minnesota GO	5.000%	10/1/10		18,175	18,535
Minnesota GO	5.000%	11/1/10		10,000	10,237
Minnesota GO	3.000%	12/1/10		5,535	5,623
Minnesota GO	4.000%	8/1/11		19,990	20,872
Minnesota GO	4.000%	12/1/11		11,725	12,368
Minnesota GO	4.000%	8/1/12		17,810	19,109
St. Cloud MN Health Care Rev. (Centracare Health System)	5.000%	5/1/12		1,000	1,066
St. Cloud MN Health Care Rev. (Centracare Health System)	5.000%	5/1/13		1,000	1,081
St. Cloud MN Health Care Rev. (Centracare Health System)	5.000%	5/1/14		1,000	1,091
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.500%	7/1/11		2,000	2,089
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.500%	7/1/12		5,000	5,376
					157,257
Mississippi (0.2%)
Jackson State Univ. MS Educ. Building Corp. PUT	5.000%	3/1/11		4,745	4,865
Medical Center Educ. Building Corp. Mississippi Rev.	4.000%	6/1/12		1,250	1,318
Medical Center Educ. Building Corp. Mississippi Rev.	4.000%	6/1/14		1,000	1,072

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Mississippi Business Finance Corp. Solid Waste Disposal Rev. (Waste Management Inc.) PUT	1.800%	11/1/10		6,650	6,647
Mississippi GO (Nissan Project) VRDO	0.290%	5/7/10		15,100	15,100
					29,002
Missouri (1.3%)
Kansas City MO IDA Rev. (Downtown Redevelopment) VRDO	0.300%	5/7/10	LOC	8,900	8,900
Kansas City MO Special Obligation VRDO	0.300%	5/7/10	LOC	22,625	22,625
Kansas City MO Water Rev.	4.000%	12/1/10		3,750	3,828
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.270%	5/7/10		40,680	40,680
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.280%	5/7/10	LOC	7,000	7,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.300%	5/7/10	LOC	5,000	5,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System) VRDO	0.300%	5/7/10	LOC	33,500	33,500
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System) VRDO	0.300%	5/7/10	LOC	14,250	14,250
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System) VRDO	0.300%	5/7/10	LOC	17,325	17,325
					153,108
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas Project VRDO	0.300%	5/7/10		10,000	10,000
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.000%	1/15/11		1,405	1,441
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.310%	5/7/10	(4)	4,975	4,975
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.310%	5/7/10	(13)	5,665	5,665
1 Omaha NE Public Power District Seperate Electric Rev. TOB VRDO	0.310%	5/7/10	LOC	18,350	18,350
					40,431
Nevada (2.3%)
Clark County NV Airport Improvement Rev.	5.250%	7/1/11	(Prere.)	4,245	4,480
Clark County NV Bond Bank GO	5.500%	7/1/10	(14)(Prere.)	23,000	23,204
Clark County NV Bond Bank GO	5.000%	6/1/12	(ETM)	5,000	5,429
Clark County NV GO	5.000%	11/1/11		7,315	7,778
Clark County NV GO	5.000%	11/1/12		6,755	7,383
Clark County NV Highway Improvement Motor Vehicle Fuel Tax	5.000%	7/1/11	(2)	7,120	7,438
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/10		1,500	1,509
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/11		3,595	3,741
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/12		2,700	2,876
Clark County NV School Dist. GO	4.500%	6/15/10	(2)	20,110	20,209
Clark County NV School Dist. GO	5.000%	6/15/10	(14)	15,730	15,817
Clark County NV School Dist. GO	5.250%	6/15/10	(4)	13,675	13,757
Clark County NV School Dist. GO	5.000%	6/15/11	(14)	8,000	8,381
Clark County NV School Dist. GO	5.250%	6/15/11	(14)	15,000	15,740
Clark County NV School Dist. GO	5.500%	12/15/11	(Prere.)	6,000	6,469
Clark County NV School Dist. GO	5.000%	6/15/13	(14)	9,645	10,648
Clark County NV School Dist. GO	5.250%	6/15/13	(14)	20,335	22,605
1 Clark County NV School Dist. GO TOB VRDO	0.310%	5/7/10		12,545	12,545
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/11	(14)	5,000	5,231
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/12	(14)	5,125	5,532
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/13		500	552
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/14		250	280
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/15		500	563
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/11		2,925	3,021
1 Las Vegas Valley Water Dist. Nevada TOB VRDO	0.300%	5/7/10		41,010	41,010
Nevada Capital Improvement & Cultural Affairs GO	5.000%	3/1/11	(4)	6,215	6,453
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/11	(14)	5,210	5,571
Nevada Capital Improvement & Cultural Affairs GO	5.000%	5/1/12		2,545	2,755
Nevada Capital Improvement & Cultural Affairs GO	5.000%	5/1/13		4,000	4,407
Nevada GO	5.000%	12/1/10	(4)	3,640	3,740
1 Nevada Higher Education Rev. TOB VRDO	0.350%	5/7/10		7,590	7,590
					276,714
New Hampshire (0.1%)
New Hampshire GO	5.000%	8/15/14		2,500	2,858
New Hampshire GO	5.000%	2/15/15		1,285	1,475
New Hampshire GO	5.000%	8/15/15		5,000	5,783
					10,116
New Jersey (3.7%)
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10	(3)(Prere.)	5,090	5,205
Garden State Preservation Trust New Jersey	5.500%	11/1/14	(4)	6,725	7,843
New Jersey Building Auth. Rev.	5.000%	6/15/10		7,505	7,547
New Jersey Building Auth. Rev.	5.000%	12/15/11		10,415	11,099
New Jersey Building Auth. Rev.	5.000%	12/15/12		11,145	12,217
New Jersey Building Auth. Rev.	5.000%	12/15/13		11,710	13,084
New Jersey COP	5.000%	6/15/12		3,800	4,077
New Jersey COP	5.000%	6/15/13		5,000	5,477
New Jersey COP	5.000%	6/15/14		5,120	5,663
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/12		7,570	8,123

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10	(4)	2,000	2,023
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10	(4)	7,015	7,094
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11		5,055	5,231
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11	(2)(Prere.)	7,040	7,419
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/11		4,500	4,742
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/10		10,000	10,151
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/10		2,980	3,004
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	5.500%	12/1/13		8,200	8,817
New Jersey GO	6.000%	2/15/13	(3)	15,000	16,948
New Jersey GO	6.000%	2/15/13		5,000	5,650
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/11		3,200	3,385
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/12		3,995	4,309
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.000%	12/1/13		2,500	2,743
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.000%	12/1/15		2,500	2,755
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/11	(3)(ETM)	7,165	7,550
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	2,025	2,201
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/13	(4)	5,705	6,429
New Jersey Turnpike Auth. Rev. VRDO	0.350%	5/7/10	(4)	43,000	43,000
New Jersey Turnpike Auth. Rev. VRDO	0.350%	5/7/10	LOC	85,500	85,500
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	31,625	33,877
Tobacco Settlement Financing Corp. New Jersey Rev.	6.000%	6/1/12	(Prere.)	12,900	14,288
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	25,365	26,151
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	17,285	19,189
Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/13	(Prere.)	14,000	16,151
Tobacco Settlement Financing Corp. New Jersey Rev.	6.375%	6/1/13	(Prere.)	19,140	21,823
					440,765
New Mexico (1.6%)
New Mexico Educ. Assistance Foundation Rev.	4.000%	9/1/15		4,400	4,797
New Mexico Finance Auth. Transp. Rev. VRDO	0.270%	5/7/10		15,000	15,000
New Mexico GO	5.000%	3/1/13		7,845	8,715
New Mexico GO	5.000%	3/1/13		5,535	6,149
New Mexico GO	5.000%	3/1/14		9,405	10,668
New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services) VRDO	0.270%	5/7/10		56,635	56,635
New Mexico Mun. Energy Acquisition Auth. (Gas Supply) VRDO	0.300%	5/7/10		10,000	10,000
New Mexico Severance Tax Rev.	5.000%	7/1/10		1,000	1,008
New Mexico Severance Tax Rev.	4.000%	7/1/11		28,145	29,302
New Mexico Severance Tax Rev.	5.000%	7/1/11		2,035	2,142
New Mexico Severance Tax Rev.	5.000%	7/1/13		27,900	31,224
New Mexico Severance Tax Rev.	5.000%	7/1/15		9,150	10,535
New Mexico Severance Tax Rev.	5.000%	7/1/16		7,445	8,567
					194,742
New York (7.0%)
Erie County NY IDA School Fac. Rev. (Buffalo City School Dist.) GO	5.000%	5/1/11		1,000	1,042
Erie County NY IDA School Fac. Rev. (Buffalo City School Dist.) GO	5.000%	5/1/13		4,620	5,096
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/10		2,000	2,045
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/10		12,730	13,034
Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/12		20,000	21,597
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13		20,000	22,052
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.310%	5/7/10	(13)	11,780	11,780
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.320%	5/7/10	(4)	6,805	6,805
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.450%	5/7/10	(4)	3,625	3,625
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.000%	10/1/10		4,000	4,080
New York City NY Cultural Resources Rev. (Trust for Cultural Resources) PUT	2.750%	7/1/12		8,000	8,240
New York City NY GO	5.000%	8/1/10		3,000	3,035
New York City NY GO	5.250%	11/1/10	(2)(ETM)	6,120	6,271
New York City NY GO	5.250%	11/1/10	(2)	1,595	1,634
New York City NY GO	5.000%	8/1/12		27,760	30,208
New York City NY GO	5.000%	8/1/14		11,525	13,022
1 New York City NY GO TOB VRDO	0.300%	5/7/10		8,900	8,900
New York City NY GO VRDO	0.290%	5/3/10	(4)	1,900	1,900
New York City NY GO VRDO	0.250%	5/7/10	LOC	10,800	10,800
New York City NY GO VRDO	0.250%	5/7/10	LOC	38,600	38,600
New York City NY GO VRDO	0.280%	5/7/10	LOC	8,625	8,625
New York City NY Housing Dev. Corp. Multi-Family Rev.	5.000%	11/1/11		15,740	16,290
New York City NY Housing Dev. Corp. Multi-Family Rev.	5.000%	5/1/12		10,960	11,317
1 New York City NY Housing Dev. Corp. Rev. (Multi-Family Housing) TOB VRDO	0.300%	5/7/10		6,975	6,975
New York City NY Transitional Finance Auth. Rev.	0.000%	2/1/11		4,000	4,126
New York City NY Transitional Finance Auth. Rev.	0.000%	11/1/11		4,950	5,270
New York City NY Transitional Finance Auth. Rev. Future Tax	4.000%	11/1/11		33,810	35,513
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/13		44,335	49,999

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/14		25,760	29,485
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/15		10,000	11,546
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	0.310%	5/7/10	(4)	25,650	25,650
New York Liberty Dev. Corp. Rev. PUT	0.500%	1/18/11	(Prere.)	50,000	50,026
New York State Dormitory Auth. Rev.	4.000%	7/1/14		1,270	1,367
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/12		5,000	5,339
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	8/15/12		7,025	7,637
New York State Dormitory Auth. Rev. (Mental Health Svcs. Fac.)	5.000%	2/15/15		2,000	2,223
New York State Dormitory Auth. Rev. (Mental Health Svcs. Fac.)	5.000%	8/15/15		5,000	5,584
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/11		7,720	8,031
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/12		3,890	4,192
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/12		8,140	8,773
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/15		14,025	16,033
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12	(14)	6,200	6,289
1 New York State Dormitory Auth. Rev. State Supported Debt (State Univ.) TOB VRDO	0.300%	5/7/10		8,995	8,995
New York State Local Govt. Assistance Corp. VRDO	0.250%	5/7/10		10,885	10,885
New York State Thruway Auth. Rev.	4.000%	7/15/11		40,000	41,662
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/11		4,280	4,456
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/12		3,770	4,061
New York State Thruway Auth. Rev. (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/15		7,000	7,960
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/15		15,000	16,877
New York State Urban Dev. Corp. Rev.	3.000%	12/15/10		3,835	3,901
New York State Urban Dev. Corp. Rev.	5.000%	1/1/12		5,000	5,322
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/14		27,035	31,012
New York State Urban Dev. Corp. Rev. (Service Contract) VRDO	0.310%	5/7/10	(12)	35,000	35,000
New York State Urban Dev. Corp. Rev. VRDO	0.310%	5/7/10	(12)	13,200	13,200
Oyster Bay NY GO	5.000%	2/15/11		1,000	1,038
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		40,000	40,160
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12		20,000	21,203
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	0.280%	5/7/10		9,190	9,190
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	0.310%	5/7/10		11,545	11,545
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.280%	5/7/10	(4)	31,485	31,485
Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute Project) PUT	5.000%	9/1/10		5,000	5,058
					837,066
North Carolina (3.1%)
Charlotte NC Airport Rev.	5.000%	7/1/12		6,530	7,055
Charlotte NC Airport Rev.	5.000%	7/1/14		2,485	2,775
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	3.000%	1/15/11		3,000	3,049
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.280%	5/7/10		27,635	27,635
Guilford County NC GO	5.000%	2/1/11		8,230	8,519
1 Johnston NC Memorial Hosp. Auth. Rev. TOB VRDO	0.350%	5/7/10	(4)	5,025	5,025
1 Johnston NC Memorial Hosp. Auth. Rev. TOB VRDO	0.350%	5/7/10	(4)	6,565	6,565
1 Johnston NC Memorial Hosp. Auth. Rev. TOB VRDO	0.350%	5/7/10	(4)	6,000	6,000
Mecklenburg County NC COP	5.000%	2/1/11		1,000	1,034
Mecklenburg County NC GO	4.000%	2/1/11		2,000	2,055
Mecklenburg County NC GO	5.000%	2/1/11		10,480	10,849
Mecklenburg County NC GO	4.000%	3/1/11		5,000	5,153
Mecklenburg County NC Public Fac. Corp. (Annual Appropriation)	5.000%	3/1/11		3,000	3,115
Mecklenburg County NC Public Fac. Corp. (Annual Appropriation)	5.000%	3/1/12		5,000	5,383
Mecklenburg County NC Public Fac. Corp. (Annual Appropriation)	5.000%	3/1/13		2,700	2,988
Mecklenburg County NC Public Fac. Corp. (Annual Appropriation)	5.000%	3/1/14		5,005	5,651
New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center) VRDO	0.290%	5/7/10	(4)	15,640	15,640
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13		5,000	5,458
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/14		2,170	2,398
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15		2,000	2,213
North Carolina GO	5.500%	3/1/11		16,510	17,221
North Carolina GO	5.000%	4/1/11		10,000	10,426
North Carolina GO	5.500%	3/1/13		9,000	10,127
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.300%	5/7/10		21,000	21,000
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health System Eastern) VRDO	0.300%	5/7/10	LOC	22,050	22,050
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health System Eastern) VRDO	0.320%	5/7/10	LOC	9,300	9,300
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/13		1,560	1,710
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/14		2,495	2,775
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/15		1,500	1,674
North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) VRDO	0.290%	5/7/10	LOC	9,360	9,360
North Carolina Medical Care Comm. Hosp. Rev. (CaroMont Health) VRDO	0.300%	5/7/10	LOC	20,000	20,000
North Carolina Medical Care Comm. Hosp. Rev. (Moses Cone Health System) VRDO	0.250%	5/3/10		11,340	11,340
North Carolina Muni. Power Agency Rev.	5.250%	1/1/13		6,000	6,572
North Carolina Muni. Power Agency Rev.	5.500%	1/1/13		14,175	15,606
North Carolina State Grant Antic Rev.	4.000%	3/1/11		5,420	5,581
North Carolina State Grant Antic Rev.	5.000%	3/1/13		11,740	12,983

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 The Charlotte-Mecklenburg Hosp. North Carolina Health Care Auth. TOB VRDO	0.300%	5/7/10		5,815	5,815
Univ. of North Carolina Chapel Hill Foundation VRDO	0.300%	5/7/10		19,700	19,700
Wake County NC GO	4.000%	2/1/14		16,060	17,621
Wake County NC Public Improvement GO	5.000%	3/1/11		16,000	16,623
					366,044
Ohio (3.9%)
Akron OH BAN	1.375%	6/24/10		7,000	7,005
Akron OH Bath & Copley Joint Township Hosp. Dist. Rev. (Akron General Health) VRDO	0.290%	5/7/10	LOC	8,400	8,400
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	9/1/12		4,440	4,760
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	9/1/13		21,675	23,633
2 Columbus OH GO	5.500%	7/1/10		10,380	10,472
Columbus OH GO	5.000%	7/1/11		1,500	1,580
Columbus OH GO	5.000%	9/1/11		5,605	5,940
Columbus OH GO	5.000%	9/1/11		5,440	5,765
Columbus OH GO	5.000%	7/1/12		1,250	1,364
Delaware City OH BAN	1.500%	12/21/10		3,500	3,523
Franklin County OH Hosp. Rev. (Doctors OhioHealth Corp) VRDO	0.310%	5/7/10	LOC	7,600	7,600
Franklin County OH Hosp. Rev. (Nationwide Childrens) VRDO	0.290%	5/7/10		10,270	10,270
Franklin County OH Hosp. Rev. (Nationwide Hosp.) VRDO	0.270%	5/7/10		4,440	4,440
Franklin County OH Hosp. Rev. (Nationwide Hosp.) VRDO	0.290%	5/7/10		41,620	41,620
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.300%	5/7/10		39,950	39,950
Hamilton County OH Sewer System Rev.	5.000%	12/1/10	(14)	4,980	5,116
Mahoning County OH BAN	2.000%	11/16/10		4,000	4,018
Montgomery County OH Rev. (Catholic Health Initiatives) PUT	5.000%	11/12/13		8,000	8,674
Ohio Air Quality Dev. Auth. PCR (Columbus Southern Power) PUT	3.875%	6/1/14		3,500	3,604
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	5.250%	3/1/11		10,000	10,320
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	3.000%	4/2/12		2,900	2,920
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	3.000%	4/2/12		5,500	5,539
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	4.750%	8/1/12		14,000	14,815
Ohio Common Schools GO VRDO	0.250%	5/7/10		14,210	14,210
Ohio Conservation Projects GO	5.000%	8/1/14		15,000	17,047
Ohio GO	5.000%	9/15/10	(ETM)	8,925	9,083
Ohio GO	5.000%	5/1/11	(ETM)	2,315	2,421
Ohio GO	3.000%	8/1/11		11,540	11,897
Ohio GO	4.000%	8/1/11		7,460	7,784
Ohio GO	5.000%	8/1/11	(14)	3,000	3,168
Ohio GO	5.000%	5/1/12		2,100	2,277
Ohio GO	5.000%	8/1/12		9,800	10,708
Ohio GO	5.000%	9/15/15		10,000	11,487
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/10		9,000	9,275
1 Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Clinic Health) TOB VRDO	0.300%	5/7/10		6,275	6,275
Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	0.300%	5/7/10	LOC	6,165	6,165
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.) VRDO	0.330%	5/7/10	LOC	6,300	6,300
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College)	5.000%	10/1/14		3,000	3,408
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hosp. Health System)	3.000%	1/15/11		5,235	5,286
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hosp. Health System)	5.000%	1/15/14		625	675
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hosp. Health System)	5.000%	1/15/15		500	540
Ohio Infrastructure Improvement GO	4.000%	8/1/12		12,315	13,182
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/10		10,465	10,527
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/12		10,000	10,843
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/11	(2)	4,190	4,401
Ohio Refunding & Improvement Infrastructure	5.000%	8/1/10		7,270	7,357
Ohio State Hosp. Rev. (Univ. Hosp Health System, Inc.) VRDO	0.290%	5/7/10	LOC	15,000	15,000
Ohio Water Dev. Auth. PCR	5.050%	6/1/12	(Prere.)	11,780	12,819
1 Ohio Water Dev. Auth. Rev. Fresh Water TOB VRDO	0.340%	5/7/10		9,955	9,955
Ohio Water Dev. Auth. Solid Waste Disposal Rev. (Waste Management Project) PUT	2.625%	1/2/13		4,000	3,994
Salem OH Hosp. Rev. (Salem Community Hosp Project) VRDO	0.270%	5/7/10	LOC	6,970	6,970
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/11		2,500	2,563
Univ. of Toledo OH General Receipts VRDO	0.300%	5/3/10	LOC	14,350	14,350
					471,295
Oklahoma (0.7%)
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/12		1,875	2,014
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.300%	5/7/10	(12)	33,435	33,435
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.310%	5/7/10	(12)	16,735	16,735
Oklahoma Dev. Finance Auth. Rev. (Samuel Roberts Noble Foundation)	5.000%	5/1/10		5,000	5,001
Oklahoma Muni Power Auth. Power Supply System Rev. PUT	3.875%	7/1/12	(4)	5,000	5,262
Oklahoma Transp. Auth. Turnpike System Rev. Refunding	5.375%	1/1/12	(2)	11,900	12,824
1 Tulsa County OK Ind. Auth. Health Care Rev. (St. Francis Health System) TOB VRDO	0.300%	5/7/10		7,620	7,620
					82,891

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Oregon (0.7%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System) PUT	5.000%	7/15/12		7,000	7,345
Medford OR Hosp. Fac. Auth. Rev. (Rogue Valley Manor Project) VRDO	0.270%	5/3/10	LOC	28,800	28,800
Metro. Oregon GO	5.000%	6/1/10		10,730	10,774
Oregon State Dept. Administrative Services	5.000%	9/1/10	(4)	11,000	11,176
Oregon State Dept. Administrative Services	5.000%	4/1/14		2,000	2,258
Oregon State Dept. Transp. Highway Usertax Rev.	4.000%	11/15/11		2,000	2,106
Oregon State Fac. Auth. Rev. (PeaceHealth)	3.000%	3/15/11		12,430	12,611
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	3/15/13		1,000	1,078
Oregon State Fac. Auth. Rev. (PeaceHealth)	4.000%	11/1/13		500	535
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	3/15/14		1,050	1,142
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	3/15/15		1,500	1,639
					79,464
Pennsylvania (5.0%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/10		14,400	14,627
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	3.000%	5/15/11		3,500	3,579
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/11		1,750	1,831
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/11		1,500	1,582
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	4.000%	5/15/12		5,000	5,243
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/12		2,000	2,142
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/13		10,000	10,924
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/14		10,500	11,598
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/15		8,350	9,208
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center) VRDO	1.350%	8/1/13		10,000	10,000
Delaware County PA GO	5.000%	10/1/12		1,115	1,225
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		10,000	10,512
Erie PA School Dist. GO	5.800%	9/1/10	(2)(Prere.)	4,500	4,581
Governor Mifflin PA School Dist. VRDO	0.350%	5/7/10	(4)	14,970	14,970
Governor Mifflin PA School Dist. VRDO	0.350%	5/7/10	(4)	13,225	13,225
Lancaster County PA GO	6.250%	5/1/10	(3)(Prere.)	4,370	4,371
Lancaster County PA GO	6.250%	5/1/10	(3)(Prere.)	4,605	4,606
1 Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	0.300%	5/7/10	LOC	3,400	3,400
Lehigh County PA General Purpose Hosp. Auth. Rev. (Muhlenberg College) VRDO	0.300%	5/7/10	LOC	8,040	8,040
Montgomery County PA Higher Educ. & Health Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/13		2,000	2,166
Montgomery County PA Higher Educ. & Health Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/14		2,670	2,901
Pennsylvania Econ. Dev. Auth. Rev.	5.000%	6/15/12		3,730	4,013
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Waste Management, Inc. Project)	2.750%	9/1/13		4,500	4,511
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Waste Management, Inc. Project) PUT	2.625%	12/3/12		11,375	11,384
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10		20,000	20,179
Pennsylvania GO	5.000%	7/1/10		14,000	14,113
Pennsylvania GO	2.000%	7/15/10		9,590	9,625
Pennsylvania GO	5.250%	10/15/10	(Prere.)	11,300	11,667
Pennsylvania GO	5.250%	10/15/10	(Prere.)	8,850	9,138
Pennsylvania GO	5.250%	10/15/10	(Prere.)	5,000	5,162
Pennsylvania GO	5.000%	3/15/11		9,120	9,489
Pennsylvania GO	5.000%	7/1/11	(14)	30,935	32,563
Pennsylvania GO	5.000%	9/1/11		14,430	15,285
Pennsylvania GO	5.100%	5/1/12	(Prere.)	6,800	7,387
Pennsylvania GO	5.000%	4/15/13		10,745	11,952
Pennsylvania GO	4.000%	7/15/13		16,995	18,501
Pennsylvania GO	5.000%	9/1/13		4,300	4,833
Pennsylvania GO	5.000%	9/1/14	(4)	12,000	13,706
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/10		1,140	1,147
Pennsylvania Higher Educ. Fac. Auth. Rev. (Pittsburgh Medical Center)	3.500%	5/15/12		3,000	3,116
Pennsylvania Higher Educ. Fac. Auth. Rev. (Pittsburgh Medical Center)	5.000%	5/15/15		4,250	4,687
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/10		5,000	5,035
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/11		5,000	5,228
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	0.280%	5/7/10	(4)	16,545	16,545
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/11		2,270	2,378
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/12		8,470	9,155
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/13		13,945	15,436
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/14		8,000	8,982
Pennsylvania Turnpike Comm. Rev.	0.820%	6/1/11		13,000	13,000
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/11	(12)	1,780	1,826
Pennsylvania Turnpike Comm. Rev.	0.920%	6/1/12		12,000	12,000
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/14		8,095	8,901
Pennsylvania Turnpike Comm. Rev. VRDO	0.300%	5/7/10	LOC	24,200	24,200
Pennsylvania Turnpike Comm. Rev. VRDO	0.300%	5/7/10	(4)	22,030	22,030
Philadelphia PA Airport Parking Auth.	5.000%	9/1/11		3,000	3,140
Philadelphia PA Airport Parking Auth.	5.000%	9/1/12		3,000	3,193
Philadelphia PA IDA Rev. VRDO	0.270%	5/7/10	LOC	53,500	53,500

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Philadelphia PA Water & Waste Water Rev.	5.000%	6/15/16		5,000	5,534
Philadelphia PA Water & Waste Water Rev. VRDO	0.290%	5/7/10	LOC	7,605	7,605
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.000%	6/1/10		4,000	4,014
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.000%	6/1/11		5,000	5,205
St. Mary’s Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	0.300%	5/7/10		9,500	9,500
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	4.000%	9/15/10		3,585	3,635
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	4.000%	9/15/11		1,000	1,047
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.000%	9/15/11		2,100	2,228
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.000%	9/15/12		8,090	8,878
					605,384
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Rev. PUT	5.000%	8/1/11		40,000	41,750

Rhode Island (0.1%)
Rhode Island Health & Educ. (Rogers Williams Univ.) VRDO	0.330%	5/7/10	LOC	8,700	8,700
Rhode Island State & Providence Plantations GO	5.000%	10/1/12		4,000	4,376
					13,076
South Carolina (1.1%)
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/11		2,610	2,715
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/12		5,275	5,603
Greenville County SC Hosp. Fac. Rev. VRDO	0.520%	5/7/10	LOC	34,000	34,000
Greenville County SC School Dist. GO	5.000%	12/1/15		5,000	5,625
1 Greer SC Combined Util. System Rev. TOB VRDO	0.300%	5/7/10	(13)	9,685	9,685
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/15		2,000	2,204
South Carolina Educ. Fac. Auth. VRDO	0.300%	5/7/10	LOC	7,000	7,000
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev. (Sisters of Charity Providence Hosp.) VRDO	0.300%	5/7/10	LOC	22,125	22,125
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	2.000%	2/1/11		2,000	2,020
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	3.000%	2/1/12		1,000	1,025
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/13		1,000	1,075
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/14		2,000	2,170
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/15		1,000	1,083
South Carolina Jobs Econ. Dev. Auth. Rev. (Waste Management Inc.) PUT	1.800%	11/1/10		3,060	3,059
South Carolina Public Service Auth. Rev. (Santee Cooper)	5.000%	1/1/14		3,000	3,354
South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11	(2)(Prere.)	7,000	7,445
South Carolina Transp. Infrastructure Rev.	5.000%	10/1/14		14,220	15,859
Spartanburg County SC Regional Health Services Dist. Rev. VRDO	0.310%	5/7/10	(12)	5,120	5,120
					131,167
South Dakota (0.1%)
Lawrence County SD PCR VRDO	0.280%	5/7/10	LOC	6,600	6,600

Tennessee (2.3%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds)	5.000%	6/1/11		15,000	15,715
Chattanooga TN Industrial Dev. Board Lease Rev.	5.750%	10/1/10	(Prere.)	10,265	10,499
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.270%	5/3/10	LOC	1,765	1,765
Hamilton County TN CP	1.000%	5/5/10		43,060	43,060
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.000%	4/1/12		500	527
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.000%	4/1/13		645	687
Knox County TN GO	5.500%	4/1/11		3,000	3,143
1 Knoxville TN Waste Water System Rev. TOB VRDO	0.350%	5/7/10		7,495	7,495
Lewisburg TN Individual Dev. Board Rev. (Waste Management Project) PUT	2.500%	7/1/12		5,250	5,239
Memphis TN Electric System Rev.	5.000%	12/1/10	(14)	31,750	32,615
Memphis TN Electric System Rev.	5.000%	12/1/13	(14)	5,000	5,638
Memphis TN Electric System Rev.	5.000%	12/1/14		25,000	28,566
Memphis TN Electric System Rev.	5.000%	12/1/15		25,000	28,781
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	8/1/10		5,165	5,227
Murfreesboro TN GO	5.000%	6/1/12		8,090	8,765
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds)	5.000%	3/1/11		20,000	20,708
Shelby County TN GO	5.000%	4/1/11		1,000	1,043
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/11		3,300	3,423
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/12		5,000	5,318
Shelby County TN Health Educ. & Housing Fac. Board Rev.	4.000%	9/1/12		6,135	6,452
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	9/1/13		9,600	10,485
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	9/1/14		2,500	2,765
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10		18,965	19,166
Tennessee GO	5.000%	5/1/12		3,500	3,799

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tennessee GO	5.000%	5/1/14		3,000	3,416
Tennessee State School Bond Auth.	5.000%	5/1/13		5,460	6,078
					280,375
Texas (10.6%)
Austin TX Electric Util. System Rev.	5.000%	11/15/10	(2)	5,000	5,113
Austin TX Public Improvement GO	5.000%	9/1/10		6,250	6,349
1 Austin TX Water & Wastewater System Rev. TOB VRDO	0.310%	5/7/10	(4)	4,050	4,050
1 Brownsville TX TOB VRDO	0.330%	5/7/10	(4)	6,060	6,060
1 Corpus Christi TX Util. Systems Rev. TOB VRDO	0.350%	5/7/10	(4)	5,130	5,130
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/13	(12)	2,775	3,055
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/14	(12)	2,775	3,091
Dallas TX GO	5.000%	2/15/11		4,000	4,147
Dallas TX GO	5.000%	2/15/11		8,310	8,616
Dallas TX GO	5.000%	2/15/12		10,000	10,762
Dallas TX GO	5.000%	2/15/15		6,295	7,220
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/10		2,490	2,540
Dallas-Fort Worth TX International Airport Rev.	4.000%	11/1/12		3,500	3,719
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/13		4,000	4,433
Denton TX Independent School Dist. VRDO	0.380%	5/7/10		17,550	17,550
Fort Bend County TX GO	4.000%	3/1/13		1,305	1,408
Fort Worth TX GO	4.000%	3/1/12		4,260	4,505
Gulf Coast TX Waste Disposal Auth. Environmental Fac. Rev.
(BP Products North America Project) PUT	2.300%	9/3/13		9,000	9,235
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.290%	5/7/10	LOC	30,000	30,000
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/12		15,000	16,360
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (St. Luke’s Episcopal Health Sytem)	5.000%	2/15/13		4,335	4,701
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (St. Luke’s Episcopal Health Sytem)	5.000%	2/15/14		5,915	6,484
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Thermal Util. TECO Project)	5.000%	11/15/11		1,000	1,061
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Thermal Util. TECO Project)	5.000%	11/15/13		500	558
Harris County TX GO	6.000%	8/1/14	(14)	23,045	27,081
1 Harris County TX GO TOB VRDO	0.310%	5/7/10	(13)	9,600	9,600
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.250%	5/3/10	LOC	29,510	29,510
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children’s Hosp.) VRDO	0.300%	5/7/10		58,600	58,600
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke’s Episcopal Hosp.) VRDO	0.300%	5/7/10		10,000	10,000
1 Harris County TX Health Fac. Dev. Corp. Rev. TOB VRDO	0.270%	5/3/10	(ETM)	7,000	7,000
Harris County TX Rev.	5.000%	10/1/12		3,000	3,315
Harris County TX Toll Road Rev.	5.375%	8/15/12	(4)(Prere.)	3,250	3,591
Harris County TX Toll Road Rev.	5.375%	8/15/12	(Prere.)	6,000	6,630
Harris County TX Toll Road Rev. PUT	5.000%	8/15/12	(4)	5,000	5,420
Houston TX Airport System Rev.	5.250%	7/1/10	(4)	3,000	3,022
Houston TX GO	5.000%	3/1/12	(14)	21,040	22,617
Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	0.270%	5/7/10		10,400	10,400
Houston TX Independent School Dist. GO	4.000%	7/15/12		3,010	3,219
Houston TX Util. System Rev.	5.250%	5/15/14	(14)	2,500	2,841
Houston TX Util. System Rev. PUT	5.000%	5/15/11	(2)	8,000	8,287
1 Houston TX Util. System Rev. TOB VRDO	0.300%	5/7/10	(4)	17,540	17,540
1 Houston TX Util. System Rev. TOB VRDO	0.350%	5/7/10	(1)	9,995	9,995
1 Houston TX Util. System Rev. TOB VRDO	0.350%	5/7/10	(4)	25,550	25,550
Houston TX Water & Sewer System Rev.	5.250%	12/1/12	(Prere.)	10,260	11,366
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/10		4,720	4,750
Katy TX Independent School Dist. GO	5.000%	2/15/15		4,295	4,924
Lone Star College TX System Rev.	5.000%	8/15/12		615	672
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/15		2,000	2,248
Lubbock TX	5.000%	2/15/12	(14)(Prere.)	4,355	4,681
Lubbock TX GO	5.000%	2/15/11		1,250	1,294
Lubbock TX Health Fac. (St. Joseph) PUT	3.050%	10/16/12		18,000	18,250
Mansfield TX Independent School Dist. Rev.	5.000%	2/15/12		2,000	2,147
Mansfield TX Independent School Dist. VRDO	0.300%	5/7/10		9,090	9,090
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11		7,500	7,755
Mission TX Econ. Dev. Corp. Solid Waste Disposal Rev. (Waste Management Inc.) PUT	2.000%	6/1/10		5,000	5,001
Montgomery County TX (Pass Thru Toll Rev.)	4.000%	3/1/12	(12)	2,000	2,111
Montgomery County TX (Pass Thru Toll Rev.)	5.000%	3/1/14	(12)	1,475	1,655
Montgomery County TX PUT	5.000%	9/1/10	(4)	2,500	2,538
North Texas Tollway Auth. Rev.	5.000%	1/1/11		5,745	5,874
North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12		5,000	5,290
North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13		20,000	21,530
Northside TX Independent School Dist. PUT	1.200%	6/1/10		10,000	10,003
Northside TX Independent School Dist. PUT	2.100%	6/1/11		10,000	10,081
Northside TX Independent School Dist. PUT	1.500%	8/1/12		17,000	17,064
Plano TX Independent School Dist.	5.000%	2/15/11		1,460	1,514
Plano TX Independent School Dist.	4.000%	2/15/13		1,210	1,301

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Port Arthur TX Independent School Dist. GO TOB VRDO	0.320%	5/7/10	(12)	7,660	7,660
Richardson TX Independent School Dist. GO VRDO	0.300%	5/7/10		20,300	20,300
Richardson TX PUT	2.500%	6/15/10		8,880	8,886
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/10		8,460	8,537
San Antonio TX Electric & Gas Rev.	5.500%	2/1/11		16,085	16,705
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13		9,925	11,028
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13	(4)	8,000	8,914
San Antonio TX Electric & Gas Rev.	5.500%	2/1/14		6,210	7,104
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15		14,000	16,216
San Antonio TX Electric & Gas System	5.250%	2/1/12	(4)	9,400	10,136
San Antonio TX Electric & Gas System PUT	3.625%	12/1/10		30,000	30,578
1 San Antonio TX Electric & Gas TOB VRDO	0.300%	5/7/10		11,985	11,985
San Antonio TX GO	4.000%	2/1/12		3,285	3,473
Sherman TX Independent School Dist. PUT	1.900%	8/1/10		7,500	7,510
Tarrant County TX Cultural Educ. Fac. Finance Corp. Hosp. Rev.
(Valley Baptist Medical Center-Brownsville Project) VRDO	0.310%	5/7/10	LOC	39,150	39,150
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	5.000%	8/15/12		2,745	2,932
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health)	5.000%	7/1/13		1,155	1,246
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health)	5.000%	7/1/14		1,785	1,922
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health) VRDO	0.300%	5/7/10	LOC	23,000	23,000
Tarrant County TX Health Fac. Dev. Corp. Hosp. Rev. (Cook Children’s Medical Center)	5.000%	12/1/15		1,580	1,776
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/11		3,850	3,990
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/12		5,000	5,362
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/13		2,000	2,201
Texas A & M Univ. Rev. Financing System	5.250%	5/15/10		10,000	10,021
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11		2,500	2,619
Texas A & M Univ. Rev. Financing System	5.000%	5/15/12		7,000	7,595
Texas GO	2.500%	10/1/10		5,615	5,668
Texas GO	4.000%	10/1/11		7,005	7,345
Texas GO	5.000%	10/1/12		7,000	7,697
Texas GO	5.000%	10/1/13		7,500	8,453
Texas GO	5.000%	10/1/14		8,370	9,585
Texas GO Public Finance Auth.	5.000%	10/1/10		7,250	7,394
Texas GO Public Finance Auth.	5.000%	10/1/11		4,000	4,250
1 Texas GO TOB VRDO	0.310%	5/7/10		8,685	8,685
1 Texas GO TOB VRDO	0.310%	5/7/10		73,750	73,750
Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.572%	9/15/10		2,545	2,515
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/10		13,370	13,666
Texas State Transp. Comm. First Tier	5.000%	4/1/12		7,000	7,560
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11		10,000	10,264
Texas State Univ. System Rev.	5.000%	3/15/11		3,000	3,118
Texas Tech Univ. Rev. Refunding & Improvement	4.000%	2/15/11		2,010	2,067
Texas Tech Univ. Rev. Refunding & Improvement	4.000%	2/15/12		2,000	2,112
Texas TRAN	2.500%	8/31/10		60,000	60,447
1 Texas Transp. Comm. Mobility Fund TOB VRDO	0.300%	5/7/10		11,045	11,045
Texas Transp. Comm. Mobility Fund VRDO	0.280%	5/7/10		9,900	9,900
Texas Water Dev. Board Rev.	5.000%	7/15/14		1,355	1,546
Texas Water Dev. Board Rev.	5.000%	7/15/14		5,260	6,001
Texas Water Finance Assistance GO	4.000%	8/1/11		1,150	1,200
Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11		3,500	3,603
Tyler TX Independent School Dist. GO	3.500%	2/15/11		1,845	1,890
Tyler TX Independent School Dist. GO	3.750%	2/15/13		2,150	2,299
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/10		4,470	4,531
Univ. of Texas Rev. Finance Systems	5.000%	8/15/13	(Prere.)	24,900	27,928
Univ. of Texas Rev. Finance Systems	5.000%	8/15/13	(Prere.)	10,000	11,216
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	0.270%	5/7/10		30,815	30,815
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	0.270%	5/7/10		75,865	75,865
					1,274,765
Utah (0.6%)
Davis County UT School Dist.	5.000%	6/1/11		1,605	1,684
Intermountain Power Agency Utah Power Supply Rev.	4.000%	7/1/10		11,795	11,868
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/10	(4)	6,290	6,339
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/11		5,000	5,255
Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.250%	5/3/10		19,650	19,650
Utah GO	5.375%	7/1/10		2,000	2,017
Utah GO	5.375%	7/1/12		11,000	12,103
Utah GO	4.000%	7/1/14		10,000	11,037
Utah GO	5.000%	7/1/14		4,000	4,576
					74,529

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/14		3,350	3,601

Virginia (2.1%)
Alexandria VA IDA Rev. (Institute for Defense Analyses Project) VRDO	0.300%	5/7/10	LOC	6,400	6,400
1 Fairfax County VA IDA Rev. TOB VRDO	0.300%	5/7/10		9,500	9,500
Fairfax County VA Public Improvement GO	5.000%	10/1/10		30,195	30,797
Fairfax County VA Public Improvement GO	4.000%	4/1/11		4,780	4,941
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.000%	6/1/10		15,000	15,825
New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11		10,000	10,093
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	9/1/11		3,500	3,708
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/12		1,650	1,774
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/13		3,525	3,902
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/13		2,010	2,225
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/12		10,000	10,750
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/11		4,500	4,768
Virginia Commonwealth Transp. Board Federal Highway Rev.	5.000%	10/1/10		5,000	5,100
Virginia Commonwealth Transp. Board Federal Highway Rev.	5.500%	10/1/10		16,345	16,705
Virginia GO	4.000%	6/1/11		4,000	4,157
Virginia Public Building Auth. Public Fac. Rev.	5.000%	8/1/11		2,290	2,419
Virginia Public Building Auth. Public Fac. Rev.	5.000%	8/1/14		4,080	4,664
Virginia Public Building Auth. Rev.	3.000%	8/1/10		10,675	10,750
Virginia Public Building Auth. Rev.	5.000%	8/1/10		4,000	4,048
Virginia Public Building Auth. Rev.	5.000%	8/1/12		6,525	7,140
Virginia Public Building Auth. Rev.	5.000%	8/1/12		1,100	1,204
Virginia Public School Auth. Rev.	5.000%	8/1/10		5,900	5,971
Virginia Public School Auth. Rev.	5.000%	8/1/10		3,665	3,709
Virginia Public School Auth. Rev.	5.000%	8/1/10	(ETM)	3,230	3,269
Virginia Public School Auth. Rev.	5.000%	8/1/10		2,770	2,803
Virginia Public School Auth. Rev.	5.500%	8/1/10	(ETM)	3,030	3,070
Virginia Public School Auth. Rev.	5.500%	8/1/10		1,615	1,636
Virginia Public School Auth. Rev.	5.000%	4/15/11		4,000	4,178
Virginia Public School Auth. Rev.	4.000%	8/1/11		4,275	4,463
Virginia Public School Auth. Rev.	5.000%	8/1/11		4,135	4,368
Virginia Public School Auth. Rev.	5.000%	8/1/11		1,500	1,585
Virginia Public School Auth. Rev.	4.000%	8/1/12		6,435	6,898
Virginia Public School Auth. Rev.	5.000%	8/1/14		20,000	22,862
Virginia Public School Auth. Rev.	5.000%	8/1/15		11,440	13,233
Virginia Small Business Finance Auth. Healthcare Fac. Rev. (Sentara Healthcare)	5.000%	11/1/13		3,505	3,872
1 Virginia State Resource Auth. Infrastructure Rev. TOB VRDO	0.310%	5/7/10		5,415	5,415
					248,202
Washington (3.3%)
1 Bellevue WA GO TOB VRDO	0.330%	5/7/10		5,445	5,445
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.300%	5/7/10	(4)	8,280	8,280
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/10		42,450	42,787
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/14		6,940	7,885
1 Grant County WA Public Util. Dist. No. 002 TOB VRDO	0.310%	5/7/10	(4)	12,805	12,805
King County WA (Bellevue School Dist.) GO	5.000%	12/1/10	(4)	2,965	3,047
King County WA School Dist. (Highline Public Schools)	5.500%	6/1/12	(Prere.)	1,050	1,152
King County WA School Dist. GO	5.000%	6/1/12		6,700	7,286
1 King County WA Sewer Rev. TOB VRDO	0.270%	5/3/10	(4)	6,885	6,885
1 King County WA Sewer Rev. TOB VRDO	0.300%	5/7/10	LOC	22,845	22,845
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/10	(4)	5,065	5,106
Washington (Motor Vehicle Fuel Tax) GO	5.000%	9/1/11	(14)	1,500	1,589
Washington GO	5.000%	7/1/10		5,525	5,569
Washington GO	5.000%	7/1/10		7,000	7,056
Washington GO	5.000%	7/1/10	(4)	1,810	1,825
Washington GO	5.000%	1/1/11	(2)	21,735	22,410
Washington GO	4.000%	2/1/11		7,845	8,059
Washington GO	4.000%	2/1/11		6,130	6,297
Washington GO	5.000%	7/1/11		4,750	4,999
Washington GO	5.000%	1/1/12	(2)	12,255	13,122
Washington GO	4.000%	2/1/12		3,915	4,136
Washington GO	5.000%	1/1/13		13,605	15,001
Washington GO	5.000%	1/1/13		10,535	11,616
Washington GO	5.000%	2/1/13		5,285	5,841
Washington GO	5.000%	1/1/15	(2)	4,500	5,138
Washington GO	5.000%	1/1/16		5,000	5,714
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/11		3,295	3,468
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/11		8,970	9,471
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/12		5,555	6,053

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/13		5,050	5,647
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/13		9,215	10,327
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/14		9,440	10,758
1 Washington GO TOB VRDO	0.300%	5/7/10		6,145	6,145
Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	0.270%	5/7/10		17,000	17,000
Washington Health Care Fac. Auth. (Multicare Health System)	5.000%	8/15/12		1,625	1,745
Washington Health Care Fac. Auth. (Multicare Health System)	5.000%	8/15/13		1,450	1,576
Washington Health Care Fac. Auth. (Multicare Health System)	5.000%	8/15/14		1,590	1,739
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.290%	5/7/10	(4)	14,535	14,535
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/11		900	954
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/12		1,315	1,414
Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.300%	5/7/10	LOC	27,385	27,385
Washington Higher Educ. Fac. Auth. (Whitman College) VRDO	0.270%	5/7/10		25,970	25,970
1 Washington State Health Care Fac. Auth. Rev. TOB VRDO	0.300%	5/7/10		13,050	13,050
					399,132
West Virginia (0.3%)
West Virginia Commissioner of Highways Special Obligation	4.000%	9/1/10		3,000	3,036
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/12		4,970	5,416
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/13		4,645	5,174
West Virginia Econ. Dev. Auth. PCR (Ohio Power) PUT	3.125%	4/1/15		5,000	4,987
West Virginia GO	5.500%	6/1/10	(4)	5,000	5,023
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/13		1,300	1,399
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/14		5,150	5,576
West Virginia Water Dev. Auth. Rev.	5.625%	10/1/10	(Prere.)	5,000	5,112
					35,723
Wisconsin (2.4%)
Badger Tobacco Asset Securitization Corp. WI	5.750%	6/1/11	(ETM)	7,000	7,381
Badger Tobacco Asset Securitization Corp. WI	6.000%	6/1/12	(Prere.)	26,580	29,322
Badger Tobacco Asset Securitization Corp. WI	6.125%	6/1/12	(Prere.)	63,600	68,065
Badger Tobacco Asset Securitization Corp. WI	6.375%	6/1/12	(Prere.)	42,920	47,680
Milwaukee WI GO	5.000%	10/1/10	(14)	12,735	12,988
Oneida Tribe of Indians WI VRDO	0.330%	5/7/10	LOC	6,380	6,380
Racine WI Solid Waste Disposal Rev. (Republic Services Project) VRDO	0.300%	5/7/10	LOC	5,000	5,000
Wisconsin GO	5.000%	5/1/10	(14)	8,690	8,691
Wisconsin GO	5.000%	5/1/10	(14)	14,405	14,407
Wisconsin GO	2.000%	5/1/12		3,730	3,814
Wisconsin GO	5.000%	5/1/12		2,250	2,435
Wisconsin GO	5.000%	5/1/14		6,490	7,335
Wisconsin GO	5.000%	5/1/15		10,000	11,434
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.000%	4/15/13		1,500	1,603
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.000%	4/15/15		1,500	1,603
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.) PUT	4.750%	8/15/14		8,000	8,468
Wisconsin Health & Educ. Fac. Auth. Rev. (Beloit College) VRDO	0.320%	5/7/10	LOC	10,000	10,000
Wisconsin Health & Educ. Fac. Auth. Rev. (GoodWill Ind. North Central) VRDO	0.300%	5/7/10	LOC	4,900	4,900
Wisconsin Health & Educ. Fac. Auth. Rev. (Luther Hosp.)	5.000%	11/15/13		1,000	1,107
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/10	(4)	1,000	1,008
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/11	(4)	1,215	1,257
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/12	(4)	1,330	1,391
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/13	(4)	1,320	1,388
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/15/13		1,500	1,629
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/15/15		1,790	1,962
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/15/16		6,115	6,671
Wisconsin Health & Educ. Fac. Auth. Rev. (Wheaton Franciscan Services)	5.750%	2/15/12	(Prere.)	5,000	5,481
Wisconsin Petroleum Inspection Fee Rev.	5.000%	7/1/14		5,000	5,631
Wisconsin Transp. Rev.	5.000%	7/1/10		1,500	1,512
Wisconsin Transp. Rev.	5.000%	7/1/11		1,000	1,051
Wisconsin Transp. Rev.	5.000%	7/1/13	(Prere.)	4,000	4,479
					286,073
Total Tax-Exempt Municipal Bonds (Cost $11,579,885)					11,688,351

Short-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
3 Vanguard Municipal Cash Management Fund (Cost $315,577)	0.275%	315,577,054	315,577
Total Investments (100.0%) (Cost $11,895,462)			12,003,928
Other Assets and Liabilities (0.0%)
Other Assets			169,033
Liabilities			(167,263)
			1,770
Net Assets (100%)			12,005,698

At April 30, 2010, net assets consisted of:
			Amount
			($000)
Paid-in Capital			11,905,189
Undistributed Net Investment Income			—
Accumulated Net Realized Losses			(7,200)
Unrealized Appreciation (Depreciation)
Investment Securities			108,466
Futures Contracts			(757)
Net Assets			12,005,698

Investor Shares—Net Assets
Applicable to 200,589,373 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			3,192,561
Net Asset Value Per Share—Investor Shares			$15.92

Admiral Shares—Net Assets
Applicable to 553,731,924 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			8,813,137
Net Asset Value Per Share—Admiral Shares			$15.92

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities was $1,286,090,000, representing 10.7% of net assets.
2 Securities with a value of $2,522,000 have been segregated as initial margin for open futures contracts.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For a key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.3%)
Alabama (0.7%)
Alabama Public School & College Auth.	5.000%	11/1/11 (4)(Prere.)	10,000	10,662
Alabama Public School & College Auth.	5.000%	12/1/11	7,750	8,266
Alabama Public School & College Auth.	5.000%	12/1/12	20,000	21,975
Alabama Public School & College Auth.	5.000%	12/1/13	35,840	40,130
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.)	5.000%	2/1/15	1,615	1,726
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.)	5.000%	2/1/16	3,540	3,740
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.)	5.000%	2/1/17	2,475	2,584
Montgomery AL Baptist Medical Center (Baptist Health)	5.000%	11/15/10 (ETM)	2,130	2,184
Univ. of Alabama Birmingham Hosp. Rev.	5.000%	9/1/15	1,005	1,091
				92,358
Arizona (1.5%)
Arizona COP	5.000%	9/1/14 (4)	4,800	5,368
Arizona COP	5.000%	9/1/15 (4)	4,000	4,456
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11	2,000	2,058
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12	2,000	2,107
Arizona Health Fac. Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/2/12	10,000	10,531
Arizona School Fac. Board Rev.	5.000%	1/1/14	5,000	5,636
Arizona School Fac. Board Rev. COP	5.250%	9/1/12 (4)	12,350	13,488
Arizona School Fac. Board Rev. COP	5.000%	9/1/14	16,000	17,731
Arizona School Fac. Board Rev. COP	5.000%	9/1/15	9,000	9,998
Arizona School Fac. Board Rev. COP	5.000%	9/1/16 (14)	15,000	16,368
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,909
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/14	8,055	9,134
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,730
Arizona Transp. Board Highway Rev.	5.000%	7/1/14	9,075	10,342
Glendale AZ IDA (Midwestern Univ.) VRDO	0.300%	5/7/10 LOC	5,000	5,000
Maricopa County AZ Regional Public Transp. Auth. Excise Tax Rev.	5.000%	7/1/16	2,630	2,989
Maricopa County AZ USD	5.000%	7/1/10 (4)	7,230	7,288
Mesa AZ Util. System Rev.	5.000%	7/1/14 (14)(Prere.)	3,500	3,999
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/12	5,075	5,474
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/13	3,660	4,035
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/15	5,000	5,594
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/16	3,055	3,400
Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/11 (14)	5,215	5,458
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.000%	7/1/10 (14)	5,600	5,645
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/10 (14)	5,000	5,039
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/12 (14)	5,000	5,418
Pima County AZ COP	5.000%	6/1/11	5,000	5,217
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/11	12,585	12,978
Scottsdale AZ Refunding	5.000%	7/1/13	5,000	5,602
				203,992
Arkansas (0.1%)
Pulaski County AR Health Fac. Board (St. Vincent Infirmary–Catholic Health Initiatives) VRDO	0.270%	5/7/10	18,900	18,900

California (9.6%)
ABAG Finance Auth. for Non-Profit Corp. California (899 Charleston Project) VRDO	0.280%	5/3/10 LOC	14,780	14,780
ABAG Finance Auth. for Non-Profit Corp. California (Acacia Creek at Union City Project) VRDO	0.280%	5/3/10	15,100	15,100
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)(3)	16,140	16,798
California GO	5.000%	3/1/12	10,755	11,472
California GO	5.000%	4/1/12	5,000	5,345
California GO	5.000%	5/1/13	23,475	25,664
California GO	5.000%	9/1/13	32,125	35,368
California GO	5.000%	11/1/13	13,695	15,129
California GO	5.000%	8/1/14	1,970	2,193
California GO	5.000%	4/1/15	21,300	23,751
California GO	5.000%	6/1/15 (14)	5,100	5,688
California GO	5.000%	6/1/15	3,250	3,590
California GO	5.000%	3/1/16 (14)	6,510	7,061
California GO	5.000%	5/1/16	2,150	2,353
California GO	5.000%	10/1/16	28,605	31,873
California GO	5.000%	11/1/16 (2)	5,375	5,992
California GO	5.000%	3/1/17 (14)	1,300	1,421
California GO	5.000%	3/1/17	3,755	4,158
California GO	5.000%	10/1/17	20,000	22,217
California GO	5.000%	10/1/17	4,005	4,449
1 California GO TOB VRDO	0.350%	5/3/10	9,995	9,995

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev.	5.000%	7/1/14	3,000	3,278
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/10	3,220	3,238
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/1/14	23,180	25,664
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/10	2,000	2,042
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,247
California Health Fac. Finance Auth. Rev. (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	21,870
California Health Fac. Finance Auth. Rev. (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	21,856
California Health Fac. Finance Auth. Rev. (Stanford Hosp.) PUT	3.450%	6/15/11	7,000	7,173
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/12	5,000	5,392
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/13	2,210	2,415
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/14	5,000	5,508
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12	5,000	5,293
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	5.000%	2/1/11	10,000	10,280
California Infrastructure & Econ. Dev. Bank Rev. PUT	1.650%	4/1/11	6,500	6,545
California Muni. Financing Auth. COP (Community Hosp. of Central California)	5.000%	2/1/16	2,450	2,499
California PCR Financing Auth. COP	5.000%	2/1/14	1,230	1,278
California Pollution Control Finance Auth. Environmental Improvement Rev.
(BP West Coast Products) PUT	2.600%	9/2/14	5,000	5,113
California Public Works Board Lease Rev.	5.000%	11/1/15	5,295	5,694
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/15 (14)	10,000	11,158
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/11	3,770	3,926
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/12	2,500	2,688
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/13	7,500	8,238
California RAN	3.000%	5/25/10	65,000	65,087
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	10,955	12,098
California State Econ. Recovery Bonds	5.250%	1/1/11 (ETM)	11,250	11,623
California State Econ. Recovery Bonds	5.250%	1/1/11	1,390	1,432
California State Econ. Recovery Bonds	5.250%	7/1/13	2,500	2,784
California State Econ. Recovery Bonds	5.250%	7/1/14 (14)	2,500	2,828
California State Econ. Recovery Bonds	5.000%	7/1/16	1,500	1,689
California State Econ. Recovery Bonds PUT	5.000%	7/1/10 (Prere.)	24,000	24,192
California State Econ. Recovery Bonds PUT	5.000%	7/1/11 (Prere.)	12,000	12,640
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.100%	4/1/13 (10)	5,000	5,244
California Statewide Communities Dev. Auth. Rev.	5.000%	6/15/13	45,000	48,997
California Statewide Communities Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/10	1,100	1,104
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/14	15,000	16,456
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/11	15,335	15,734
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	6/1/12	10,000	10,359
California Statewide Communities Dev. Auth. Rev. (Los Angeles County Museum) VRDO	0.270%	5/7/10 LOC	15,500	15,500
California Statewide Communities Dev. Auth. Rev. (Presbyterian Homes)	5.250%	11/15/14	1,270	1,336
Central Valley CA Financing Auth. Cogeneration Project Rev. (Carson Ice)	5.000%	7/1/15	750	827
Central Valley CA Financing Auth. Cogeneration Project Rev. (Carson Ice)	5.000%	7/1/16	805	885
Desert Sands CA School Dist.	0.000%	6/1/12 (2)	10,000	9,668
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/1/15 (ETM)	18,535	16,906
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.000%	1/15/16 (14)	8,400	8,260
Golden State Tobacco Securitization Corp. California	5.000%	6/1/10 (ETM)	2,500	2,510
Golden State Tobacco Securitization Corp. California	5.000%	6/1/11	8,000	8,164
Golden State Tobacco Securitization Corp. California	5.000%	6/1/12	10,000	10,372
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	5,655	5,901
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	37,210	42,010
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	21,410	24,253
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	65,760	72,613
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	30,000	35,002
Golden State Tobacco Securitization Corp. California	7.900%	6/1/13 (Prere.)	20,000	24,005
Kings River Conservation Dist. California COP	5.000%	5/1/10	4,000	4,000
Los Angeles CA USD GO	5.000%	7/1/14	5,725	6,426
2 Los Angeles CA USD GO	5.000%	7/1/14	31,995	35,911
2 Los Angeles CA USD GO	5.000%	7/1/15	14,510	16,401
Los Angeles CA USD GO	5.000%	7/1/15	20,000	22,607
Los Angeles CA USD GO	5.000%	7/1/15	4,200	4,767
Los Angeles CA USD GO	5.000%	7/1/15	10,240	11,623
Los Angeles CA USD GO	5.000%	7/1/16	19,595	22,158
Los Angeles CA Wastewater System Rev.	5.000%	6/1/13	11,205	12,474
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/11 (14)	5,000	5,087
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/12 (14)	8,000	8,114
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/16	22,315	25,678
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/16	5,000	5,754
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/12 (14)	7,710	8,256
Newport Beach CA Rev. (Hoag Memorial Hosp.) PUT	5.000%	2/7/13	8,490	9,200
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	3,090
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,511
Northern California Power Agency Rev.	4.000%	7/1/15	3,000	3,227

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orange County CA Airport Rev.	5.000%	7/1/16	3,435	3,840
Orange County CA Public Financing Lease Rev.	5.000%	7/1/12 (14)	3,165	3,411
Palomar Pomerado Health System California COP	4.500%	11/1/15	2,265	2,278
Palomar Pomerado Health System California COP	5.000%	11/1/16	3,500	3,554
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/13	750	825
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/15	700	779
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/16	1,000	1,110
Sacramento County CA Airport Rev.	5.000%	7/1/13	7,200	7,901
Sacramento County CA Airport Rev.	5.000%	7/1/14	6,615	7,327
Sacramento County CA Airport Rev.	5.000%	7/1/15	8,245	9,148
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/13	3,290	3,548
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/15	3,000	3,218
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/16	5,445	5,769
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/16	11,840	13,365
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/16	14,000	15,803
San Francisco CA City & County International Airport Rev.	5.000%	5/1/15	5,000	5,597
San Francisco CA City & County International Airport Rev.	5.000%	5/1/16	9,120	10,152
San Francisco CA City & County International Airport Rev.	5.000%	5/1/17	16,555	18,356
Univ. of California Rev.	5.000%	5/15/10 (14)	3,500	3,507
Univ. of California Rev.	5.000%	5/15/11 (14)	2,500	2,619
Univ. of California Rev.	5.000%	5/15/12 (14)	3,000	3,257
Ventura County CA COP Public Finance Auth.	5.000%	8/15/16	2,750	3,011
				1,276,930
Colorado (0.7%)
Colorado Educ. & Cultural Fac. Auth. Rev. (YMCA Rockies Project) VRDO	0.270%	5/3/10 LOC	8,500	8,500
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,497
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	0.270%	5/7/10	20,000	20,000
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.270%	5/7/10	6,235	6,235
Denver CO City & County Airport Rev.	5.000%	11/15/14	1,840	2,059
Denver CO City & County Airport Rev.	5.000%	11/15/16	2,500	2,778
E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/2/13 (14)	11,485	12,177
Jefferson County CO School Dist. GO	5.000%	12/15/12 (2)	3,500	3,870
Regional Transp. Dist. of Colorado Sales Tax Rev.	5.000%	11/1/16 (2)(Prere.)	22,500	26,123
Univ. of Colorado Hosp. Auth. Rev.	5.000%	11/15/13	1,960	2,099
Univ. of Colorado Hosp. Auth. Rev.	5.000%	11/15/14	1,000	1,073
Univ. of Colorado Hosp. Auth. Rev.	5.000%	11/15/16	1,290	1,361
				91,772
Connecticut (1.2%)
Connecticut GO	5.500%	12/15/11	5,435	5,867
Connecticut GO	5.000%	4/1/12 (14)	9,190	9,929
Connecticut GO	5.000%	3/15/13	10,000	11,087
Connecticut GO	5.000%	12/1/13 (14)	3,930	4,442
Connecticut GO	5.000%	1/1/14	18,250	20,536
Connecticut GO	5.000%	1/1/15	14,610	16,687
Connecticut GO	5.250%	11/1/15	1,000	1,169
Connecticut GO	5.000%	1/1/16	30,000	34,384
Connecticut GO	5.000%	3/1/16	4,705	5,406
Connecticut GO	5.000%	5/1/16	10,000	11,518
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	2/1/14	5,270	5,902
Connecticut State Health & Educ. Fac. Auth. Rev. (Yale Univ.) PUT	4.000%	2/7/13	6,625	7,156
Connecticut State Health & Educ. Fac. Auth. Rev. (Yale Univ.) PUT	5.000%	2/12/15	20,810	23,891
				157,974
Delaware (0.2%)
Delaware GO	5.000%	1/1/13	9,450	10,454
Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,741
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/14	4,070	4,638
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/16	4,485	5,180
				26,013
District of Columbia (1.1%)
District of Columbia GO	5.000%	6/1/10 (4)	2,045	2,053
District of Columbia GO	5.500%	6/1/10 (2)	1,335	1,341
District of Columbia GO	5.750%	6/1/10 (14)(ETM)	5,000	5,023
District of Columbia GO	5.000%	6/1/11 (4)	2,500	2,618
District of Columbia GO	5.000%	6/1/12 (4)	2,500	2,706
District of Columbia GO	5.000%	6/1/13 (14)(Prere.)	4,900	5,468
District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,436
District of Columbia GO	5.000%	6/1/15 (14)	5,000	5,446
1 District of Columbia GO TOB VRDO	0.310%	5/7/10 (13)	10,005	10,005
District of Columbia Income Tax Rev.	5.000%	12/1/18	5,500	6,341
1 District of Columbia Income Tax Rev. TOB VRDO	0.300%	5/7/10	8,000	8,000

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia Rev. (American College of Cardiology) VRDO	0.550%	5/7/10 LOC	39,200	39,200
District of Columbia Rev. (American Univ.) VRDO	0.270%	5/3/10 LOC	18,225	18,225
District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/19 (2)	1,410	1,429
District of Columbia Rev. (George Washington Univ.) VRDO	0.280%	5/7/10 LOC	14,935	14,935
District of Columbia Rev. (Washington Drama Society) VRDO	0.300%	5/7/10 LOC	13,900	13,900
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/13	3,000	3,325
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/15	3,375	3,826
				148,277
Florida (6.4%)
Broward County FL Resource Recovery Rev. (Wheelabrator)	5.375%	12/1/10	4,900	4,918
Broward County FL Resource Recovery Rev. (Wheelabrator)	4.500%	12/1/11	5,900	5,916
Broward County FL School Board COP	5.000%	7/1/11 (2)	4,460	4,645
1 Broward County FL Water & Sewer Util. Rev. TOB VRDO	0.300%	5/7/10	5,665	5,665
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/11 (14)	10,000	10,322
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11	25,000	26,024
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/12 (14)	15,000	15,832
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14	15,000	16,073
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/15 (14)	11,000	11,604
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/15	40,000	42,226
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/16	15,000	15,658
Citizens Property Insurance Corp. Florida (High Risk Account)	5.250%	6/1/17	15,000	15,721
Clay County FL Sales Surtax Rev.	5.000%	10/1/13 (12)	7,025	7,768
1 Duval County FL School Board COP TOB VRDO	0.320%	5/7/10 (4)	13,710	13,710
Escambia County FL Solid Waste Disposal System Rev. (Gulf Power Company Project) PUT	2.000%	4/3/12	5,000	5,020
Florida Board of Educ. Public Educ.	5.000%	1/1/11	6,810	7,018
Florida Board of Educ. Public Educ.	5.000%	1/1/11	25,080	25,845
Florida Board of Educ. Public Educ.	5.000%	1/1/12	27,730	29,628
Florida Board of Educ. Public Educ.	5.000%	6/1/16	5,065	5,597
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/10	2,495	2,505
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	4,225	4,790
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/12	7,630	8,258
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/13	8,010	8,876
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14	8,410	9,432
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15 (14)	9,555	10,754
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15	8,830	9,938
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	7,500	8,429
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/17	2,500	2,801
1 Florida Board of Educ. TOB VRDO	0.300%	5/7/10	4,000	4,000
Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/12 (14)	7,050	7,173
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/13	5,820	6,465
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/14	6,110	6,853
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/15	6,415	7,220
Florida Dept. of Transp.	6.375%	7/1/10	10,075	10,178
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12	37,600	40,560
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14	22,000	24,192
Florida Muni. Power Agency Rev.	5.000%	10/1/15	2,135	2,321
Florida Muni. Power Agency Rev.	5.000%	10/1/16	3,290	3,557
Florida Rural Util. Financing Comm. Rev.	4.000%	2/1/11	7,130	7,163
Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11	7,265	7,309
Florida Turnpike Auth. Rev.	5.000%	7/1/15 (4)	5,000	5,498
Florida Turnpike Auth. Rev.	5.000%	7/1/16	3,480	3,947
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/16	2,000	2,195
Highlands County FL Health Rev. (Adventist Health System) VRDO	0.300%	5/7/10 LOC	10,675	10,675
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/14	2,000	2,223
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/16	2,505	2,776
Hillsborough County FL IDA PUT	5.150%	9/1/13	8,000	8,648
Hillsborough County FL School Board COP VRDO	0.290%	5/3/10 LOC	4,555	4,555
Jacksonville FL Captial Project Rev. VRDO	0.550%	5/7/10 LOC	9,805	9,805
Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. (Methodist Hosp.) VRDO	0.370%	5/3/10 LOC	3,490	3,490
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/16	4,675	5,272
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.270%	5/7/10	20,000	20,000
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/11	7,500	7,525
Jacksonville FL Excise Taxes Rev.	5.000%	10/1/13	1,185	1,314
Jacksonville FL Excise Taxes Rev.	5.000%	10/1/16	1,185	1,318
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.270%	5/3/10 (4)LOC	17,170	17,170
Kissimmee FL Util. Auth. Electric System Rev.	5.250%	10/1/16 (4)	3,750	4,219
Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.550%	8/1/13 (14)	5,000	5,210
Miami-Dade County FL Health Fac. Auth. Rev. (Miami Childrens Hosp.) VRDO	0.300%	5/7/10 LOC	26,650	26,650
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	4,000	4,444
Miami-Dade County FL School Board COP PUT	5.000%	5/1/11 (14)	15,000	15,469
1 Miami-Dade County FL Special Obligation TOB VRDO	0.270%	5/3/10 LOC	7,085	7,085

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project) VRDO	0.280%	5/7/10 LOC	23,000	23,000
Orange County FL Health Fac. Rev. (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,070
Orange County FL Tourist Dev. Rev.	5.000%	10/1/14	8,715	9,633
Orange County FL Tourist Dev. Rev.	5.000%	10/1/16	16,260	17,988
2 Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/15	3,365	3,844
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/15	3,500	3,998
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/16	5,250	5,990
2 Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/17	3,000	3,425
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/14 (14)	16,300	19,629
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	4,430	4,866
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	8,190	8,996
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	4,500	4,943
South Broward FL Hosp. Dist. Rev.	5.625%	5/1/12 (14)(Prere.)	9,000	9,902
South Florida Water Management Dist.	5.000%	10/1/10 (2)	3,000	3,053
South Florida Water Management Dist.	5.000%	10/1/11 (2)	7,100	7,499
South Florida Water Management Dist.	5.000%	10/1/12 (2)	2,150	2,338
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.000%	8/15/11	4,990	5,230
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.000%	8/15/12	3,000	3,205
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	8,619
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.500%	2/1/13 (Prere.)	10,000	11,182
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.000%	8/15/13	2,500	2,723
Univ. Athletic Assn. Inc. Florida Athletic Program Rev. PUT	3.800%	10/1/11 LOC	4,000	4,065
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.500%	10/1/10 LOC	5,000	5,059
Univ. of South Florida Financing Corp. VRDO	0.300%	5/7/10 LOC	53,550	53,550
				855,259
Georgia (2.5%)
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/14	5,000	5,318
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/16	9,385	10,022
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	5,000	5,174
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	10,000	10,349
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	11,000	11,628
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11 (14)	14,500	14,964
Cobb County GA Hosp. Auth. Rev. Antic Certificates (Equipment Pool Project) VRDO	0.320%	5/7/10 LOC	6,700	6,700
Coffee County GA School Dist. GO	6.000%	8/1/10	1,000	1,014
Fulton County GA Water & Sewer Rev.	5.250%	1/1/14 (14)	10,000	10,072
Gainesville & Hall County GA Dev. Auth. Rev. (Hall County Sewage Fac. Project) VRDO	0.330%	5/7/10 LOC	7,000	7,000
Georgia GO	5.250%	12/1/10	6,775	6,973
Georgia GO	5.000%	8/1/11	17,890	18,905
Georgia GO	5.000%	10/1/11	3,810	4,052
Georgia GO	3.500%	1/1/13	8,315	8,866
Georgia GO	5.000%	4/1/13	10,815	12,048
3 Georgia GO	5.500%	7/1/14	4,000	4,655
Georgia GO	4.000%	1/1/15	2,000	2,209
Georgia GO	5.500%	7/1/15	19,095	22,588
Georgia GO	5.000%	7/1/16	5,000	5,819
Georgia GO	5.000%	7/1/16	9,500	11,056
Georgia GO	5.000%	7/1/16	20,000	23,276
Georgia GO	5.500%	7/1/16	5,000	5,755
Georgia GO	5.000%	10/1/16	1,910	2,229
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/10	2,500	2,510
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/14	16,000	18,100
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/13	5,260	5,676
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/13 (4)	4,885	5,443
Gwinnett County GA School Dist. GO	5.000%	2/1/12	10,000	10,758
Gwinnett County GA School Dist. GO	5.000%	2/1/13	10,000	11,079
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12	12,000	12,517
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12	15,000	15,871
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/16	10,310	10,683
Muni. Electric Auth. Georgia Rev.	5.000%	1/1/16	5,285	5,887
Muni. Electric Auth. Georgia Rev. (General Resolution Projects)	5.000%	1/1/15	2,060	2,292
Muni. Electric Auth. Georgia Rev. (Project One Sub)	5.000%	1/1/14	4,995	5,508
Muni. Electric Auth. Georgia Rev. (Project One Sub)	5.000%	1/1/15	3,685	4,100
Paulding County GA School Dist. GO	5.000%	8/1/11	1,000	1,055
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11	10,000	10,594
				332,745
Hawaii (1.0%)
Hawaii GO	5.000%	7/1/10 (2)	14,250	14,364
Hawaii GO	5.000%	10/1/10 (14)(ETM)	5,090	5,191
Hawaii GO	5.000%	7/1/11 (2)	24,310	25,587
Hawaii GO	5.000%	7/1/12 (2)	23,735	25,864
Hawaii Highway Rev.	5.375%	7/1/11 (Prere.)	5,125	5,418

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Honolulu HI City & County GO	5.000%	7/1/11 (14)	4,750	5,001
Honolulu HI City & County GO	5.250%	7/1/11 (14)	3,900	4,117
Honolulu HI City & County GO	5.000%	7/1/12 (14)	4,320	4,711
State of Hawaii	5.000%	6/1/16 (ETM)	3,115	3,603
State of Hawaii	5.000%	6/1/16	13,920	15,968
State of Hawaii	5.000%	2/1/17	17,645	20,227
				130,051
Idaho (0.0%)
Idaho Housing & Finance Assn. RAN	5.000%	7/15/13	4,070	4,528

Illinois (2.7%)
Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/11 (14)	5,185	5,044
Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/13 (14)	13,400	12,226
Chicago IL Board of Educ. GO	0.000%	12/1/10 (14)	4,000	3,967
Chicago IL GO	5.700%	7/1/10 (3)(Prere.)	9,655	9,838
Chicago IL GO	5.000%	1/1/14 (4)	37,590	41,687
Chicago IL GO	5.000%	1/1/14 (4)(Prere.)	4,135	4,672
Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,985
Chicago IL Housing Auth. Capital Project Rev.	5.250%	7/1/10 (ETM)	5,000	5,042
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/12 (4)	2,500	2,655
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/13 (4)	4,200	4,560
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/14 (4)	4,035	4,431
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.300%	5/7/10 LOC	24,280	24,280
Du Page & Will Counties IL Community School Dist. GO	5.500%	12/30/11 (Prere.)	4,725	5,109
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.250%	5/3/10	6,415	6,415
1 Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	0.300%	5/7/10	6,935	6,935
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	3.375%	2/3/14	5,000	5,280
Illinois Finance Auth. Rev. (Advocate Health Care) PUT	3.875%	5/1/12	5,000	5,119
Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.300%	5/7/10	24,000	24,000
Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.250%	5/3/10	17,305	17,305
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.250%	8/15/16	3,270	3,521
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/14	5,500	6,068
1 Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	0.270%	5/7/10	3,920	3,920
2 Illinois Finance Auth. Rev. (Palos Community Hosp.)	5.000%	5/15/16	1,500	1,609
2 Illinois Finance Auth. Rev. (Palos Community Hosp.)	5.000%	5/15/17	2,500	2,652
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12 (4)	4,200	4,449
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13 (4)	4,275	4,589
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13 (4)	4,300	4,616
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/15	1,500	1,671
Illinois GO	5.500%	8/1/10 (Prere.)	7,275	7,370
Illinois GO	5.500%	8/1/10 (Prere.)	5,000	5,065
Illinois GO	5.000%	1/1/11	7,000	7,196
Illinois Health Fac. Auth. Rev. (Advocate Health Care Network) PUT	4.375%	7/1/14	5,160	5,384
Illinois Health Fac. Auth. Rev. (Revolving Fund Pooled) VRDO	0.250%	5/3/10 LOC	6,100	6,100
Illinois Sales Tax Rev.	5.000%	6/15/10	1,500	1,509
Illinois Sales Tax Rev.	5.250%	6/15/12	2,000	2,170
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/15 (4)	17,970	20,250
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/11 (14)	20,000	19,418
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	0.450%	5/7/10 (14)	19,050	19,050
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	0.260%	5/7/10	20,000	20,000
1 Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	0.350%	5/7/10 (14)	9,455	9,455
Winnebago & Bonne Counties IL School Dist. GO	5.000%	2/1/12 (2)	4,000	4,225
Winnebago & Boone Counties IL School Dist. GO	5.000%	2/1/13 (2)	5,000	5,354
				361,191
Indiana (2.0%)
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/13	3,000	3,271
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/14	3,485	3,834
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/15	2,515	2,742
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/15	3,570	3,893
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/16	3,000	3,254
Indiana Finance Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group) VRDO	0.280%	5/7/10 LOC	11,835	11,835
Indiana Finance Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group) VRDO	0.380%	5/7/10 LOC	12,635	12,635
Indiana Finance Auth. Hosp. Rev. (Community Health Network Project) VRDO	0.280%	5/7/10 LOC	21,000	21,000
Indiana Finance Auth. Rev.	5.000%	7/1/12	13,725	14,818
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.250%	5/3/10	34,100	34,100
Indiana Finance Auth. Rev. (Miami Correctional Fac.)	5.000%	7/1/13	6,620	7,286
Indiana Finance Auth. Rev. (State Revolving Fund)	5.000%	2/1/17	7,625	8,766
Indiana Health & Educ. Fac. Financing Auth. Rev. (Ascension Health Credit Group) PUT	4.100%	11/3/16	10,000	10,362
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	5/1/13	3,750	4,079
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/10	7,930	8,108
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/11	5,500	5,853

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	6/1/15	14,825	16,356
Indiana Housing Finance Auth. Lease Rev.	5.000%	11/1/13	10,585	11,732
Indiana Muni. Power Agency Rev.	5.250%	1/1/15 (14)	3,190	3,416
Purdue Univ. Indiana Univ. Rev.	4.500%	7/1/16	1,500	1,683
Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/11 (2)	10,000	10,216
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	11,000	12,192
St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame) PUT	3.875%	3/1/12	7,500	7,792
1 Tri-Creek Middle School Building Corp. Indiana TOB VRDO	0.310%	5/7/10 (4)	14,210	14,210
Whiting IN Environmental Fac. Rev. (BP Products) PUT	2.800%	6/2/14	28,000	28,726
				262,159
Iowa (0.1%)
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/14 (12)	2,800	3,049
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,622
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,804
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	4.000%	12/1/17	1,300	1,413
Iowa Student Loan Liquidity Corp. Rev.	5.000%	12/1/15	5,620	6,019
				14,907
Kansas (0.5%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/13	32,590	36,685
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/16	10,000	11,615
Kansas Dept. of Transp. Highway Rev. VRDO	0.290%	5/7/10	7,000	7,000
Newton KS Hosp. Rev. (Newton Healthcare Corp.) VRDO	0.330%	5/7/10 LOC	4,754	4,754
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/12	1,525	1,635
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/14	1,000	1,105
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/15	2,000	2,196
Wichita KS Hosp. Fac. Rev. (Via Christi Health System, Inc.)	5.000%	11/15/15	4,000	4,427
				69,417
Kentucky (0.8%)
Christian County KY Association County Leasing Program Rev. VRDO	0.250%	5/3/10 LOC	4,740	4,740
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/12 (14)	13,065	14,277
Kentucky Econ. Dev. Finance Auth. Rev. (Catholic Health) PUT	5.000%	11/11/14	17,000	18,769
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	40,000	45,825
Kentucky Property & Building Comm. Rev.	5.250%	10/1/16 (4)	6,000	6,868
Louisville & Jefferson County KY Metro. Environmental Fac. (Louisville Gas & Electric Co.) PUT	5.625%	12/3/12	10,000	10,669
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/11	770	797
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/12	810	855
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/13	855	907
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/16	990	1,037
				104,744
Louisiana (0.7%)
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/11 (14)	2,085	2,162
Louisiana Gasoline and Fuel Tax Rev. VRDO	0.280%	5/7/10 LOC	20,000	20,000
Louisiana GO	5.000%	5/1/10 (4)	16,980	16,982
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,677
Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.850%	6/1/38	5,670	6,013
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.250%	10/1/10	17,250	17,392
Louisiana Public Fac. Auth. Rev. (Christus Health)	5.000%	7/1/15 (4)	1,320	1,408
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/13	2,675	2,811
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/14	3,950	4,168
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.250%	6/1/14 (2)	5,000	5,203
1 Louisiana State Gas & Fuels Tax Rev TOB VRDO	0.310%	5/7/10 (4)	15,000	15,000
				96,816
Maine (0.1%)
Maine GO	5.000%	7/15/10 (2)	3,095	3,126
Maine GO	5.000%	7/15/12 (2)	8,055	8,800
Maine Muni. Bond Bank Infrastructure Rev. (Transcap Project)	5.000%	9/1/13	2,090	2,341
Maine Muni. Bond Bank Infrastructure Rev. (Transcap Project)	5.000%	9/1/16	4,225	4,835
				19,102
Maryland (2.1%)
Maryland Dept. of Transp.	4.000%	5/15/15	6,250	6,909
Maryland Dept. of Transp.	4.000%	5/15/16	6,305	6,932
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	4.750%	12/1/11	540	532
Maryland GO	5.000%	2/1/11	15,000	15,529
Maryland GO	5.000%	3/1/11	10,000	10,390
Maryland GO	5.000%	3/15/11	19,445	20,238
Maryland GO	5.000%	8/1/11	18,200	19,237
Maryland GO	5.000%	3/15/12	20,415	22,074
Maryland GO	5.000%	8/1/14	10,000	11,471
Maryland GO	5.000%	3/1/16	13,720	15,902
Maryland GO	5.500%	8/1/17	2,500	2,999

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/13	3,000	3,275
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/13	2,395	2,609
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/14	3,150	3,462
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/15	5,900	6,506
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. Of Maryland Medical System) VRDO	0.290%	5/7/10 LOC	4,200	4,200
Maryland State & Local Fac. Rev.	5.000%	11/1/16	25,000	29,236
Maryland Transp. Auth. Rev.	5.000%	3/1/12	5,000	5,392
Maryland Transp. Auth. Rev.	5.000%	7/1/13	9,085	10,143
Maryland Transp. Auth. Rev.	5.000%	3/1/14	8,000	9,065
Maryland Transp. Auth. Rev.	5.000%	7/1/14	9,615	10,924
Maryland Transp. Auth. Rev.	5.000%	7/1/15	9,995	11,476
Montgomery County MD GO	5.000%	5/1/14	12,310	14,045
Washington Suburban Sanitation Dist. Maryland GO	4.000%	6/1/13	4,200	4,577
Washington Suburban Sanitation Dist. Maryland GO	4.000%	6/1/14	8,500	9,380
Washington Suburban Sanitation Dist. Maryland GO	4.000%	6/1/16	2,630	2,911
Washington Suburban Sanitation Dist. Maryland GO	5.000%	6/1/17	4,000	4,664
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10	11,435	11,484
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10	5,000	5,022
				280,584
Massachusetts (4.4%)
Massachusetts Bay Transp. Auth. Rev. Sales Tax	5.000%	7/1/12 (Prere.)	3,395	3,702
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.340%	5/7/10	33,300	33,300
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.450%	5/7/10	9,970	9,970
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.450%	5/7/10	21,685	21,685
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.550%	5/7/10	21,375	21,375
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	2.875%	10/1/14	2,500	2,571
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	2.875%	10/1/14	5,000	5,142
Massachusetts Dev. Finance Agency Rev. Higher Educ. (Smith College) VRDO	0.230%	5/7/10	15,146	15,146
Massachusetts GAN	5.750%	12/15/10	3,000	3,101
Massachusetts GO	5.750%	6/1/10 (Prere.)	8,545	8,585
Massachusetts GO	5.000%	8/1/10	38,955	39,422
Massachusetts GO	6.000%	11/1/10	10,015	10,302
Massachusetts GO	0.540%	8/1/11	15,000	15,000
Massachusetts GO	5.500%	11/1/11 (4)	34,300	36,785
Massachusetts GO	0.680%	8/1/12	35,000	35,056
Massachusetts GO	5.000%	9/1/12	8,000	8,759
Massachusetts GO	5.500%	11/1/12 (4)	9,000	10,012
Massachusetts GO	5.000%	8/1/14	8,635	9,802
Massachusetts GO	5.000%	8/1/14	11,965	13,582
Massachusetts GO	5.000%	11/1/14	2,350	2,678
Massachusetts GO	5.000%	3/1/15 (Prere.)	3,840	4,413
Massachusetts GO	5.000%	8/1/15 (4)	10,000	11,470
Massachusetts GO	5.500%	10/1/15	15,710	18,428
1 Massachusetts GO TOB VRDO	0.340%	5/7/10 LOC	12,920	12,920
1 Massachusetts GO TOB VRDO	0.340%	5/7/10 LOC	18,375	18,375
Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	7/1/16	2,000	2,224
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.000%	7/1/10 (Prere.)	5,825	5,940
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/16	4,090	4,819
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/13	2,000	2,214
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/14	2,945	3,300
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/17	5,000	5,579
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12	8,000	8,293
Massachusetts Housing Finance Agency Housing Rev. VRDO	0.340%	5/7/10 LOC	43,300	43,300
Massachusetts Port Auth. Rev.	5.750%	7/1/10	1,000	1,009
Massachusetts Port Auth. Rev.	5.500%	7/1/16 (4)	6,000	6,912
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/11 (4)	12,000	12,686
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	0.300%	5/7/10 (4)	3,800	3,800
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	10,000	11,242
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	4,550	5,196
Massachusetts Special Obligation Rev.	5.000%	12/15/10 (4)	10,000	10,264
Massachusetts Special Obligation Rev.	5.500%	6/1/12	10,000	10,956
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/13	7,550	8,537
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/15 (14)	3,000	3,483
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.400%	5/7/10	27,845	27,845
Massachusetts Water Resources Auth. Rev. VRDO	0.280%	5/7/10	10,550	10,550
Springfield MA GO	5.000%	8/1/11 (14)	3,500	3,691
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/11 (2)	6,905	7,293
Univ. of Massachusetts Building Auth. Rev. VRDO	0.300%	5/7/10 LOC	14,800	14,800
				585,514

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan (2.6%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,719
Detroit MI City School Dist. GO	5.000%	5/1/11 (3)	3,510	3,627
Detroit MI GO	5.000%	4/1/13 (12)	9,345	9,558
Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,778
Detroit MI Sewer System Rev.	5.000%	7/1/10 (4)	8,510	8,557
Detroit MI Sewer System Rev. PUT	5.500%	1/1/12 (14)	20,000	20,841
Eastern Michigan Univ. Rev. VRDO	0.300%	5/3/10 LOC	11,000	11,000
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/11	23,000	24,024
Kent Hosp. MI Finance Auth. Rev. PUT	5.000%	1/15/12	25,000	26,240
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (14)	33,000	33,396
Michigan Building Auth. Rev.	5.000%	10/15/12 (2)	5,615	6,018
Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	7,200	7,765
Michigan Building Auth. Rev. PUT	5.000%	10/15/11 (2)	12,000	12,634
Michigan GO	5.000%	9/15/11 (4)	4,755	4,988
Michigan GO	5.000%	5/1/14	12,000	13,136
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	11/15/17	5,000	5,469
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12	17,000	18,039
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.500%	11/15/15	2,000	2,168
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.000%	11/15/16	6,140	6,402
Michigan Hosp. Finance Auth. Rev. (Trinity Health) VRDO	0.270%	5/7/10	8,400	8,400
Michigan Muni. Bond Auth. Rev.	5.000%	10/1/15	2,315	2,654
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/10	3,000	3,059
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11	6,700	6,981
Michigan Strategic Fund (Detroit Edison) PUT	5.500%	8/1/16	7,425	8,213
Michigan Trunk Line Rev.	5.000%	9/1/12 (4)	13,015	14,102
Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	5.250%	8/1/16	5,000	5,357
Univ. of Michigan Hosp. Rev. VRDO	0.240%	5/3/10	6,600	6,600
Univ. of Michigan Univ. Rev.	5.250%	12/1/11	5,000	5,317
Univ. of Michigan Univ. Rev.	5.250%	12/1/12	8,500	9,235
Univ. of Michigan Univ. Rev.	4.000%	4/1/16	10,650	11,708
Univ. of Michigan Univ. Rev.	4.000%	4/1/17	11,385	12,466
Univ. of Michigan Univ. Rev. VRDO	0.280%	5/7/10	34,500	34,500
				350,951
Minnesota (1.2%)
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/14	1,000	1,084
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/15	1,245	1,354
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/15	1,700	1,876
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/16	1,900	2,081
Minneapolis MN Health Care System (Allina Health System)	5.750%	11/15/12 (Prere.)	39,000	43,705
Minneapolis MN Health Care System (Allina Health System)	6.000%	11/15/12 (Prere.)	4,000	4,508
Minnesota Agriculture & Econ. Dev. Board Rev. (Essentia Health Obligated Group) VRDO	0.310%	5/3/10 (12)	15,725	15,725
Minnesota GO	5.000%	11/1/10	8,845	9,055
Minnesota GO	5.250%	11/1/10 (Prere.)	6,375	6,532
Minnesota GO	4.000%	12/1/13	3,900	4,287
Minnesota GO	5.000%	12/1/13	10,615	12,041
Minnesota GO	5.000%	8/1/14	6,970	7,983
Minnesota GO	5.000%	12/1/14	8,145	9,385
Minnesota GO	5.000%	12/1/15	8,145	9,487
Minnesota GO	5.000%	12/1/16	8,150	9,517
St. Cloud MN Health Care Rev. (Centracare Health System)	5.000%	5/1/15	1,170	1,281
St. Cloud MN Health Care Rev. (Centracare Health System)	5.000%	5/1/16	1,250	1,361
St. Cloud MN Health Care Rev. (Centracare Health System)	5.000%	5/1/17	1,000	1,070
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.500%	7/1/13	7,825	8,538
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,795
				156,665
Mississippi (0.3%)
Madison County MS School Dist.	5.000%	9/1/10 (14)	4,370	4,437
Mississippi Business Finance Corp. Rev. (Promenade D’Iberville Project) VRDO	0.300%	5/7/10 LOC	1,945	1,945
Mississippi GO	5.250%	12/1/10	8,800	9,056
Mississippi GO	5.250%	11/1/14	8,970	10,363
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,629
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/10	500	504
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/11	1,000	1,035
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/12	1,000	1,053
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/15	1,500	1,575
				38,597
Missouri (0.4%)
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/13 (Prere.)	15,320	17,311
Missouri Dev. Finance Board Cultural Fac. Rev. (Nelson Gallery Foundation) VRDO	0.250%	5/3/10	6,000	6,000
Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/12 (Prere.)	10,000	10,753

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Joint. Muni. Electric Util. Comm. Power Project Rev. (Plum Point Project)	5.000%	1/1/12 (14)	2,000	2,082
North Kansas City MO Hosp. Rev. (North Kansas City Hosp.) VRDO	0.290%	5/3/10 LOC	10,840	10,840
				46,986
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project No. 1	0.479%	12/1/10	12,140	12,116
Central Plains Energy Project Nebraska Gas Project No. 1	5.000%	12/1/15	5,000	5,197
Nebraska Public Power Dist. Rev.	5.000%	1/1/11 (14)	3,560	3,668
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/14	5,000	5,587
				26,568
Nevada (1.6%)
Clark County NV Bond Bank GO	5.500%	7/1/10 (14)(Prere.)	13,025	13,140
1 Clark County NV GO TOB VRDO	0.300%	5/7/10 LOC	16,960	16,960
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/13	6,355	6,878
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/14	6,100	6,655
Clark County NV School Dist. GO	5.250%	6/15/10 (14)	7,875	7,921
Clark County NV School Dist. GO	5.500%	12/15/11 (Prere.)	5,000	5,391
Clark County NV School Dist. GO	5.000%	6/15/12	10,115	10,913
Clark County NV School Dist. GO	5.000%	6/15/12 (14)	5,380	5,805
Clark County NV School Dist. GO	5.000%	6/15/13 (14)	16,050	17,720
Clark County NV School Dist. GO	5.000%	6/15/14 (14)	9,680	10,823
Clark County NV School Dist. GO	5.000%	6/15/14	4,000	4,473
Clark County NV School Dist. GO	5.000%	6/15/15 (4)	17,760	19,978
Clark County NV School Dist. GO	5.000%	6/15/15 (2)	5,020	5,647
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/11 (14)	6,735	7,074
1 Clark County NV Water Reclamation Dist. GO TOB VRDO	0.300%	5/7/10	9,800	9,800
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/14	8,000	8,645
Nevada GO	5.000%	12/1/12 (4)	11,165	12,313
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/12 (14)	14,495	15,877
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,799
Reno NV Sales Tax Rev. VRDO	0.250%	5/3/10 LOC	13,000	13,000
				205,812
New Hampshire (0.2%)
Manchester NH General Airport Rev.	5.000%	1/1/15	2,475	2,620
Manchester NH General Airport Rev.	5.000%	1/1/15	1,470	1,556
New Hampshire GO	5.000%	8/15/16	4,280	4,955
New Hampshire GO	5.000%	8/15/17	3,200	3,711
New Hampshire Health & Educ. Fac. Auth. Rev.	5.000%	7/1/14	8,430	9,419
				22,261
New Jersey (4.7%)
Garden State Preservation Trust New Jersey	5.250%	11/1/12 (4)	6,260	6,927
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	2.625%	12/3/12	4,625	4,642
New Jersey Building Auth. Rev.	5.000%	6/15/11	15,090	15,802
New Jersey Building Auth. Rev.	5.000%	6/15/12	11,465	12,387
New Jersey Building Auth. Rev.	5.000%	6/15/14	6,790	7,592
New Jersey Building Auth. Rev.	5.000%	6/15/15	7,650	8,574
New Jersey COP	5.000%	6/15/16	6,695	7,395
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/11	4,000	4,170
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/14	7,000	7,742
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/15	5,420	6,017
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/10 (4)	7,000	7,013
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	1,350	1,351
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill–DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	30,500	36,175
2 New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.000%	12/15/16	37,500	41,779
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11	3,000	3,104
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/13	14,670	16,020
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	25,000	28,129
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/14	14,565	16,103
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14 (4)	10,000	11,119
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/14	11,165	12,430
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/15	11,255	12,582
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	6.000%	12/1/14	5,015	5,523
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hosp.)	5.000%	7/1/12	6,955	7,414
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.000%	12/1/13	2,500	2,743
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.000%	12/1/15	2,500	2,755
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.000%	12/1/16	3,810	4,158
New Jersey Sports & Exposition Auth. Rev.	5.000%	9/1/14	6,540	7,245
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/11 (14)	30,000	32,025
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/12 (14)	4,200	4,507
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	12/15/12 (4)	8,000	8,874
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/13 (14)	22,680	25,387

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/15 (Prere.)	19,130	22,100
New Jersey Turnpike Auth. Rev. VRDO	0.350%	5/7/10 LOC	23,200	23,200
New Jersey Turnpike Auth. Rev. VRDO	0.350%	5/7/10 (4)	16,000	16,000
Newark NJ GO	5.000%	10/1/11 (4)	2,000	2,108
Tobacco Settlement Financing Corp. New Jersey Rev.	4.125%	6/1/10	3,640	3,644
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/11	4,905	4,967
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12	5,000	5,111
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/12 (Prere.)	10,200	11,087
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12 (Prere.)	66,685	71,434
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	14,135	14,573
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	14,495	16,092
Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/13 (Prere.)	18,515	21,359
Tobacco Settlement Financing Corp. New Jersey Rev.	6.375%	6/1/13 (Prere.)	10,000	11,402
Tobacco Settlement Financing Corp. New Jersey Rev.	6.750%	6/1/13 (Prere.)	7,815	9,134
Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/13 (Prere.)	17,705	20,820
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15	2,000	2,050
				622,765
New Mexico (1.2%)
Albuquerque NM GO	5.000%	7/1/12 (2)	11,350	12,381
Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/12 (3)	8,000	8,014
New Mexico Educ. Assistance Foundation Rev.	4.000%	9/1/16	10,000	10,801
New Mexico Finance Auth. Transp. Rev. VRDO	0.270%	5/7/10	53,500	53,500
New Mexico GO	5.000%	3/1/13	8,000	8,887
New Mexico GO	5.000%	3/1/13	10,000	11,109
New Mexico GO	5.000%	3/1/14	9,410	10,673
New Mexico GO	5.000%	3/1/16	19,290	22,252
1 New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services) TOB VRDO	0.300%	5/7/10	6,660	6,660
New Mexico Severance Tax Rev.	5.000%	7/1/10 (2)	2,000	2,016
New Mexico Severance Tax Rev.	5.000%	7/1/11	1,000	1,053
New Mexico Severance Tax Rev.	5.000%	7/1/11 (2)	2,000	2,105
New Mexico Severance Tax Rev.	5.000%	7/1/12	1,550	1,690
New Mexico Severance Tax Rev.	5.000%	7/1/17	6,015	6,926
				158,067
New York (9.8%)
Albany NY IDA Fac. Rev. (Albany Medical Center) VRDO	0.320%	5/7/10 LOC	4,865	4,865
Battery Park City NY Auth. Rev.	5.250%	11/1/16	14,275	16,118
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn Arena)	5.750%	7/15/16	1,195	1,273
Erie County NY IDA School Fac. Rev. (Buffalo City School Dist.) GO	5.000%	5/1/14	2,000	2,235
Erie County NY IDA School Fac. Rev. (Buffalo City School Dist.) GO	5.000%	5/1/15	3,635	4,091
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/11 (4)	16,690	16,544
Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/12 (14)	48,900	52,658
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/13	15,690	17,449
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/10 (14)(Prere.)	7,900	8,066
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.310%	5/7/10 (13)	10,980	10,980
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.310%	5/7/10 (13)	32,905	32,905
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	0.360%	5/7/10 (4)	30,000	30,000
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/11	22,080	23,478
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/12	3,500	3,815
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/12	14,110	15,468
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/13	3,325	3,693
Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/14	50,000	55,528
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	0.290%	5/7/10 LOC	2,600	2,600
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13	10,000	11,026
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.340%	5/7/10	10,605	10,605
Monroe County NY IDA (Nazareth College) VRDO	0.310%	5/7/10 LOC	4,195	4,195
Nassau County NY Interim Finance Auth. VRDO	0.320%	5/7/10	25,000	25,000
New York City NY Cultural Resources Rev. (Trust for Cultural Resources) PUT	2.750%	7/1/12	8,000	8,240
New York City NY GO	5.000%	6/1/10	8,000	8,032
New York City NY GO	5.000%	8/1/10	13,965	14,129
New York City NY GO	5.750%	8/1/10 (14)(Prere.)	13,635	13,960
New York City NY GO	5.000%	3/1/11	6,000	6,228
New York City NY GO	5.000%	8/1/11	5,000	5,277
New York City NY GO	5.750%	8/1/11 (14)	2,115	2,164
New York City NY GO	5.000%	8/1/12	8,000	8,705
New York City NY GO	5.000%	8/1/12	8,450	9,195
New York City NY GO	5.250%	8/1/12	4,230	4,411
New York City NY GO	5.000%	8/15/13	1,690	1,883
New York City NY GO	5.000%	8/1/14	25,000	28,247
New York City NY GO	5.750%	8/1/14 (2)	7,785	8,532
New York City NY GO	5.000%	8/15/14	12,890	14,570

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	9/1/14	16,860	19,067
New York City NY GO	5.000%	8/1/15	7,885	8,779
New York City NY GO	5.000%	8/1/15	26,260	29,857
New York City NY GO	5.000%	8/15/15	17,910	20,371
New York City NY GO	5.000%	9/1/15	21,325	24,264
New York City NY GO	5.000%	3/1/16	10,795	12,160
New York City NY GO	5.000%	8/1/16	1,000	1,132
New York City NY GO	5.000%	8/1/16	1,000	1,132
New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12	6,665	7,054
New York City NY Housing Dev. Corp. Multi-Family Rev.	5.000%	5/1/12	5,000	5,163
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/10 (14)	3,090	3,114
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/12 (14)	5,000	5,416
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,964
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.300%	5/7/10	8,000	8,000
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.300%	5/7/10	8,400	8,400
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.300%	5/7/10	20,855	20,855
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.300%	5/7/10	8,000	8,000
New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/11	37,600	38,783
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/11	24,375	25,951
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/13	12,320	13,894
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/14	5,610	6,421
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/11	14,370	15,304
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/16	43,485	50,170
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/16	10,000	11,537
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	0.310%	5/7/10 (4)	14,000	14,000
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	2,215	2,236
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	4,475	4,517
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	0.240%	5/7/10	4,540	4,540
New York State Dormitory Auth. Rev. (Mental Health Svcs. Fac.)	5.000%	8/15/17	6,240	6,924
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/12	5,250	5,801
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/13	3,450	3,827
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/14	3,760	4,252
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/15	3,935	4,505
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/17	6,000	6,881
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/13 (14)	20,350	21,713
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/11	1,000	1,036
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/12	1,000	1,060
New York State Dormitory Auth. Rev. PUT	5.250%	5/15/12 (2)	12,560	13,516
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	7/1/16	8,500	9,501
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	7/1/17	10,510	11,713
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	0.727%	5/7/10 (14)	14,650	13,916
New York State Energy Research & Dev. Auth. PCR (Rochester Gas & Electric Corp.) PUT	4.750%	7/1/16 (14)	2,250	2,334
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	7/15/14	2,160	2,493
1 New York State Environmental Fac. Corp. Water & Sewer System Rev. TOB VRDO	0.270%	5/3/10	16,395	16,395
New York State Housing Finance Agency Rev. (80 DeKalb Ave. Housing) VRDO	0.270%	5/7/10 LOC	6,100	6,100
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.500%	12/1/15	5,410	5,889
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	6/1/18	7,000	7,548
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	12/1/18	8,415	9,084
New York State Thruway Auth. Rev.	4.000%	7/15/11	35,000	36,454
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	2,000	2,114
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	3,000	3,170
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	10/1/11 (14)(Prere.)	7,500	7,992
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/13 (14)	15,000	16,601
New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/16	6,620	7,571
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/13	5,500	5,933
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/16	40,000	44,920
New York State Urban Dev. Corp. Rev.	5.250%	1/1/17	8,000	9,019
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/15	6,685	7,728
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/16	17,000	19,600
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/12	6,500	6,917
New York State Urban Dev. Corp. Rev. VRDO	0.310%	5/7/10 (12)	33,100	33,100
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10	5,145	5,166
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12	10,000	10,601
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/12	7,000	7,565
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/17	14,950	15,586
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18	20,000	21,445
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	1/1/14 (ETM)	2,045	2,317
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/14	11,690	13,363
Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute Project) PUT	5.000%	9/1/10	9,000	9,104
				1,302,000

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina (2.5%)
Cabarrus NC COP	5.000%	1/1/14	2,500	2,801
Cabarrus NC COP	5.000%	1/1/16	4,555	5,153
Charlotte NC Airport Rev.	5.000%	7/1/14	4,000	4,467
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/13	1,420	1,592
Charlotte NC Water & Sewer System Rev.	4.000%	7/1/16	1,280	1,411
Durham NC COP	5.000%	6/1/10	2,170	2,178
Durham NC COP	5.000%	6/1/11	1,080	1,128
Durham NC COP	5.000%	6/1/13	1,000	1,100
Fayetteville NC Public Works Comm. Rev.	5.000%	3/1/17	5,000	5,697
Guilford County NC GO	5.000%	8/1/15	8,250	9,572
Guilford County NC GO	5.000%	8/1/16	5,000	5,822
Guilford County NC GO	5.000%	8/1/17	5,000	5,837
1 North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	0.270%	5/3/10	2,400	2,400
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/11	15,500	15,961
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/12	9,000	9,574
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	5,000	5,458
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/14	5,000	5,524
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15	3,465	3,835
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15	20,000	22,134
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16	2,725	2,979
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16	3,000	3,280
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/17	2,500	2,726
North Carolina GO	5.000%	3/1/12	13,980	15,092
North Carolina GO	5.000%	3/1/14	23,160	26,311
North Carolina GO	5.000%	4/1/14	10,000	11,383
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/10	9,180	9,393
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/14	2,775	3,020
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/15 (4)	7,370	7,872
North Carolina Medical Care Comm. Health Care Fac. Rev. (Cleveland County Health) VRDO	0.270%	5/3/10 LOC	19,100	19,100
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health System Eastern) VRDO	0.300%	5/7/10 LOC	3,950	3,950
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/16	1,705	1,898
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/17	5,000	5,553
North Carolina Medical Care Comm. Hosp. Rev. (CaroMont Health) VRDO	0.300%	5/7/10 LOC	5,000	5,000
North Carolina Medical Care Comm. Hosp. Rev. (Moses Cone Health System) VRDO	0.300%	5/7/10	8,800	8,800
North Carolina Muni. Power Agency Rev.	5.500%	1/1/13	4,175	4,596
North Carolina State Univ. Raleigh Rev. VRDO	0.300%	5/7/10	15,000	15,000
Raleigh NC GO	5.000%	12/1/16	2,470	2,889
Raleigh NC GO	5.000%	12/1/16	2,605	3,047
Wake County NC GO	4.000%	2/1/14	15,000	16,458
Wake County NC Public Improvement GO	5.000%	3/1/13	16,000	17,786
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	26,129
Wake County NC Public Improvement GO	5.000%	3/1/16	5,000	5,792
				329,698
Ohio (4.5%)
2 Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	9/1/14	20,120	22,105
2 Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	9/1/15	10,170	11,146
2 Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	9/1/16	11,830	12,893
American Muni. Power Ohio Inc.	5.000%	2/15/17	6,000	6,629
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13	10,000	10,495
Avon OH Local School Dist. GO	5.250%	12/1/13 (14)(Prere.)	2,400	2,739
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/11	5,000	5,103
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/12	1,480	1,535
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/14	5,495	5,721
Chillicothe OH City School Dist.	5.250%	12/1/14 (3)(Prere.)	1,745	2,035
Cincinnati OH City School Dist. GO	5.375%	12/1/11 (14)(Prere.)	3,350	3,603
Cincinnati OH City School Dist. GO	5.000%	12/1/12 (4)	1,140	1,255
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (Prere.)	5,525	6,258
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)	2,000	2,249
1 Cincinnati OH City School Dist. GO TOB VRDO	0.550%	5/7/10 (3)LOC	5,655	5,655
Cincinnati OH Water System Rev.	5.500%	6/1/11 (Prere.)	2,000	2,110
Cleveland OH Airport System Rev.	5.000%	1/1/14	7,575	8,188
Cleveland OH GO	5.375%	9/1/10 (2)	1,000	1,017
Cleveland OH GO	5.500%	12/1/11 (14)	1,340	1,390
Cleveland OH GO	5.250%	8/1/13 (3)(Prere.)	2,400	2,708
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/14 LOC(Prere.)	2,390	2,779
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/14 LOC(Prere.)	2,070	2,407
Columbus OH GO	5.000%	9/1/11	5,000	5,298
Columbus OH GO	5.000%	6/15/12	7,955	8,666
Columbus OH GO	5.000%	9/1/12	5,600	6,144
Columbus OH GO	5.000%	9/1/13	10,430	11,737

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Columbus OH GO	5.000%	9/1/13	5,600	6,302
Columbus OH GO	5.000%	9/1/16	9,225	10,683
Franklin County OH Hosp. Rev. (Nationwide Childrens) VRDO	0.290%	5/7/10	11,735	11,735
Franklin County OH Hosp. Rev. (Nationwide Hosp.) VRDO	0.270%	5/7/10	15,755	15,755
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.300%	5/7/10	9,300	9,300
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	0.280%	5/7/10 LOC	2,275	2,275
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	6/1/14 (3)(Prere.)	1,270	1,464
Hamilton County OH Sewer System Rev.	5.000%	12/1/13 (14)	4,450	5,021
Hilliard OH School Dist. GO	0.000%	12/1/14 (14)	2,720	2,469
Hilliard OH School Dist. GO	0.000%	12/1/15 (14)	3,720	3,245
Hocking Technical College Dist. OH (Residence Hall Fac. Project) VRDO	0.270%	5/7/10 LOC	5,000	5,000
Jackson OH Local School Dist. Stark & Summit Counties Construction & Improvement	5.250%	6/1/14 (3)(Prere.)	4,350	5,016
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,884
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,884
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,662
1 Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) TOB VRDO	0.300%	5/7/10 (4)	5,000	5,000
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (14)(Prere.)	3,000	3,506
Montgomery County OH Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,270	3,474
Montgomery County OH Rev. (Catholic Health Initiatives) PUT	4.100%	11/10/11	12,000	12,476
Ohio Air Quality Dev. Auth. PCR (Columbus Southern Power) PUT	3.875%	6/1/14	3,500	3,604
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14	4,000	4,327
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	5.250%	3/1/11	5,000	5,160
Ohio Building Auth. Rev. (Administration Building Fund)	5.250%	10/1/15 (14)	11,780	13,431
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/12 (4)	3,055	3,292
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/14	12,000	13,439
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	10/1/16 (14)	5,000	5,755
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/13	1,105	1,236
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/13	1,520	1,701
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/13	1,050	1,175
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/14	1,165	1,322
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/14	2,300	2,610
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/15	1,225	1,398
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/15	2,420	2,762
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/16	1,285	1,463
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/16	2,540	2,893
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/16	1,650	1,879
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/17	2,670	3,038
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/10 (4)	11,510	11,759
Ohio Conservation Projects GO	5.000%	8/1/16	8,000	9,177
Ohio GO	5.000%	9/15/14	10,000	11,402
Ohio GO	5.000%	9/15/14	5,920	6,761
Ohio GO	5.000%	9/15/15	5,000	5,744
Ohio GO	5.000%	9/15/16	6,000	6,889
Ohio Higher Educ. Capital Fac. Rev.	5.000%	8/1/11 (2)	6,110	6,441
Ohio Higher Educ. Capital Fac. Rev.	5.250%	12/1/11	6,115	6,560
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.500%	10/1/12 (Prere.)	5,000	5,545
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.000%	12/1/13 (2)(Prere.)	3,885	4,400
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	0.250%	5/3/10 LOC	2,800	2,800
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	0.400%	5/7/10 LOC	29,450	29,450
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.) VRDO	0.330%	5/7/10 LOC	5,820	5,820
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.) VRDO	0.280%	5/7/10 LOC	3,310	3,310
Ohio Higher Educ. GO	5.250%	11/1/11	5,000	5,348
Ohio Higher Educ. GO	5.000%	8/1/12	6,525	7,111
Ohio Highway Capital Improvements GO	5.000%	5/1/12	6,280	6,809
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	7,021
Ohio Highway Capital Improvements Rev.	5.000%	5/1/11	2,800	2,929
Ohio Highway Capital Improvements Rev.	5.250%	5/1/12	6,805	7,421
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	9,875
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/10 (14)	7,140	7,250
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/11 (14)	3,800	4,016
Ohio State Univ. General Receipts Rev.	5.000%	12/1/13	6,000	6,772
Ohio State Univ. General Receipts Rev.	5.000%	12/1/14	3,000	3,432
Ohio State Univ. General Receipts Rev.	5.000%	12/1/16	3,515	4,049
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/11 (Prere.)	3,150	3,278
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/11 (Prere.)	2,235	2,326
Ohio Turnpike Comm. Turnpike Rev.	5.000%	2/15/15	3,500	3,968
Ohio Water Dev. Auth. PCR	5.000%	12/1/11	4,030	4,311
Ohio Water Dev. Auth. PCR	5.000%	6/1/13	7,000	7,819
Ohio Water Dev. Auth. Rev.	5.000%	12/1/13	4,000	4,527
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/12 (Prere.)	2,100	2,299
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/12 (Prere.)	2,170	2,376
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/12 (Prere.)	2,735	2,995

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.000%	6/1/14 (Prere.)	6,300	7,202
Olentangy OH Local School Dist. GO	5.000%	6/1/16 (Prere.)	1,235	1,424
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	6/1/14 (3)(Prere.)	1,300	1,505
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/12	2,625	2,757
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/13	2,760	2,933
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/14	2,895	3,095
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	2,500	2,667
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12 (Prere.)	2,000	2,189
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12 (Prere.)	2,595	2,840
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12 (Prere.)	2,880	3,152
Westerville OH City School Dist. GO	5.500%	6/1/11 (14)(Prere.)	2,000	2,107
				594,362
Oklahoma (0.9%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11 (2)	10,000	10,562
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/12 (4)	3,500	3,784
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/13	2,000	2,182
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/14	4,900	5,402
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/15	4,670	5,117
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.300%	5/7/10 (12)	7,900	7,900
Oklahoma Dev. Finance Auth. Rev. (Public Service Co.)	5.250%	6/1/14	3,300	3,580
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/15 (14)	9,035	10,055
Oklahoma State Water Resource Board Rev.	5.000%	4/1/15	8,640	9,689
Oklahoma Turnpike Auth. VRDO	0.250%	5/3/10	39,900	39,900
Oklahoma Turnpike Auth. VRDO	0.250%	5/3/10	11,300	11,300
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11	10,000	10,405
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11 (4)	5,300	5,544
				125,420
Oregon (0.4%)
Oregon State Dept. Administrative Services	5.250%	11/1/11 (14)	12,090	12,907
Oregon State Dept. Administrative Services	5.000%	5/1/14	3,750	4,201
Oregon State Dept. Administrative Services	5.000%	5/1/15	4,160	4,697
Oregon State Dept. Administrative Services	5.000%	4/1/16	2,185	2,508
Oregon State Dept. Administrative Services	5.000%	5/1/16	3,105	3,506
Oregon State Dept. Transp. Highway Usertax Rev.	5.000%	11/15/14	5,880	6,739
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	11/1/14	1,000	1,112
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	3/15/15	1,500	1,639
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	11/1/15	1,000	1,125
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	3/15/16	1,700	1,839
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	11/1/16	2,000	2,222
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	5.000%	5/1/12 (14)	5,000	5,379
				47,874
Pennsylvania (7.8%)
Adams County PA GO	5.300%	5/15/11 (3)(Prere.)	10,240	10,745
Allegheny County PA GO	5.000%	11/1/13	3,560	3,908
Allegheny County PA GO	5.000%	11/1/14	2,895	3,209
1 Allegheny County PA Hosp. Dev. Auth. (Univ. Pittsburgh Medical Center) TOB VRDO	0.300%	5/7/10	10,400	10,400
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/14	36,000	39,988
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/16	17,175	18,851
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/17	22,750	24,745
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center) VRDO	1.350%	8/1/13	10,000	10,000
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	15,406
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	0.300%	5/7/10	4,200	4,200
Cumberland County PA Muni. Auth. Rev.	5.000%	1/1/14	1,320	1,373
Cumberland County PA Muni. Auth. Rev.	5.000%	1/1/16	2,700	2,757
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/10	2,690	2,718
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/12	2,970	3,037
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14	3,280	3,324
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14	1,165	1,181
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15	3,440	3,453
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15	1,140	1,144
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16	3,510	3,436
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16	1,175	1,150
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	17,000	17,870
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.340%	5/7/10	11,000	11,000
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.340%	5/7/10	2,330	2,330
Lancaster County PA Hosp. Auth. Rev. (Lancaster General Hosp.)	5.750%	9/15/13 (Prere.)	4,560	5,186
1 Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	0.300%	5/7/10 LOC	6,075	6,075
Montgomery County PA Higher Educ. & Health Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/15	4,120	4,412
Montgomery County PA Higher Educ. & Health Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/16	10,510	11,114
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement–Life Communities Obligated Group)	5.000%	11/15/10	2,500	2,534

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement–Life Communities Obligated Group)	5.000%	11/15/11	2,500	2,590
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement–Life Communities Obligated Group)	5.000%	11/15/13	5,675	5,945
Mount Lebanon PA School Dist. GO	5.000%	2/15/13 (14)(Prere.)	5,000	5,540
North Hills PA School Dist. GO	5.250%	12/15/15 (Prere.)	5,030	5,915
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	22,670	26,297
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (PSEG Power) VRDO	0.280%	5/7/10 LOC	22,500	22,500
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Waste Management, Inc. Project)	2.750%	9/1/13	5,500	5,513
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Waste Management, Inc. Project) PUT	2.625%	12/3/12	11,375	11,384
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Waste Management, Inc. Project) PUT	2.250%	5/1/15	7,000	7,000
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10	10,000	10,090
Pennsylvania GO	5.500%	2/1/12	20,950	22,681
Pennsylvania GO	5.500%	1/1/13	10,000	11,157
Pennsylvania GO	5.000%	7/1/13 (14)	9,000	10,069
Pennsylvania GO	5.000%	8/1/13	12,480	13,995
Pennsylvania GO	5.000%	2/15/14	6,000	6,777
Pennsylvania GO	5.000%	4/15/14	16,300	18,480
Pennsylvania GO	5.000%	7/1/14	27,300	31,088
Pennsylvania GO	4.000%	7/15/14	15,070	16,562
Pennsylvania GO	5.000%	9/1/14 (4)	23,550	26,897
Pennsylvania GO	5.000%	3/1/15	15,000	17,196
Pennsylvania GO	5.250%	7/1/15	18,630	21,699
Pennsylvania GO	5.000%	2/15/16	12,105	13,884
Pennsylvania GO	5.000%	7/1/16	5,355	6,172
Pennsylvania Higher Educ. Fac. Auth. Rev. (Pittsburgh Medical Center)	5.000%	5/15/16	3,735	4,089
Pennsylvania Higher Educ. Fac. Auth. Rev. (Pittsburgh Medical Center)	5.000%	5/15/17	9,740	10,575
Pennsylvania Higher Educ. Fac. Auth. Rev. (St. Joseph’s Univ.) VRDO	0.350%	5/7/10 LOC	9,000	9,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/11 (2)	4,000	4,196
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/14 (2)	9,610	10,676
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/13	5,630	6,196
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/16 (2)	14,290	15,265
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	0.280%	5/7/10 (4)	3,100	3,100
Pennsylvania State Univ. Rev. VRDO	0.280%	5/7/10	25,450	25,450
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/10 (12)	4,000	4,009
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/11 (14)	3,000	3,135
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	7,550	8,069
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	6,370	6,808
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/11 (2)(Prere.)	12,010	12,854
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/15	5,500	6,060
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/15 (12)	1,055	1,181
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/16	6,680	7,346
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/16 (12)	5,170	5,776
Pennsylvania Turnpike Comm. Rev. VRDO	0.300%	5/7/10 (4)	26,585	26,585
Philadelphia PA Airport Parking Auth.	5.000%	9/1/14	2,355	2,587
Philadelphia PA Airport Parking Auth.	5.000%	9/1/15	4,570	5,017
Philadelphia PA Gas Works Rev.	4.000%	8/1/11	1,360	1,391
Philadelphia PA Gas Works Rev.	5.500%	8/1/11 (Prere.)	3,315	3,520
Philadelphia PA Gas Works Rev.	5.000%	8/1/13	3,260	3,406
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	7,460	7,779
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	9,155	9,546
Philadelphia PA GO	5.000%	8/1/11 (11)	5,495	5,695
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	20,822
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,460
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	22,528
1 Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Wills Eye Hosp.) VRDO	0.270%	5/7/10 LOC	11,115	11,115
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/10 (14)	4,440	4,459
Philadelphia PA IDA Rev. VRDO	0.270%	5/7/10 LOC	16,500	16,500
Philadelphia PA School Dist. GO	5.750%	2/1/11 (Prere.)	7,420	7,715
Philadelphia PA School Dist. GO	5.750%	2/1/11 (Prere.)	6,415	6,670
Philadelphia PA School Dist. GO	5.500%	8/1/11 (4)	5,100	5,401
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	10,235	11,300
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (14)	33,865	34,106
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (14)	18,000	19,111
Philadelphia PA Water & Waste Water Rev.	5.250%	12/15/14 (2)	7,100	7,954
Philadelphia PA Water & Waste Water Rev.	5.000%	8/1/15 (2)	1,500	1,667
Philadelphia PA Water & Waste Water Rev.	5.000%	6/15/16	20,000	22,137
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.875%	12/1/11 (Prere.)	9,660	10,538
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	4,915	5,391
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.250%	6/1/13	6,265	6,806
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.250%	6/1/14	5,470	6,010
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.500%	6/1/15	5,000	5,565

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
St. Mary’s Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	0.310%	5/7/10	10,000	10,000
State Public School Building Auth. Pennsylvania School Rev. (Daniel Boone School Dist.)	5.000%	4/1/13 (14)(Prere.)	10,000	11,072
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.)	5.000%	6/1/13 (Prere.)	30,800	34,388
				1,042,003
Puerto Rico (1.0%)
Puerto Rico Convention Center Dist. Auth. Hotel Occupancy Tax Rev.	5.000%	7/1/11	2,650	2,718
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/12	4,510	4,853
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/13	4,000	4,395
Puerto Rico GO PUT	5.000%	7/1/12	16,000	16,629
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/11 (2)	5,550	5,734
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/12 (2)	3,000	3,159
Puerto Rico Muni. Finance Agency	5.000%	8/1/10	5,000	5,042
Puerto Rico Muni. Finance Agency	5.000%	8/1/11	7,000	7,254
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	23,265	24,161
Puerto Rico Sales Tax Financing Corp. Rev. PUT	5.000%	8/1/11	50,000	52,188
				126,133
Rhode Island (0.0%)
Providence RI GO PUT	3.950%	1/15/11 (11)	5,000	5,106

South Carolina (1.4%)
1 Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)
TOB VRDO	0.450%	5/7/10	24,750	24,750
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/13	8,575	9,290
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/14	9,355	10,263
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/15	7,380	8,061
Greenville County SC School Dist. GO	5.500%	12/1/16	13,450	15,441
1 Greenville County SC School Dist. Installment Rev. TOB VRDO	0.310%	5/7/10 (12)	7,440	7,440
1 Greenwood County SC Metro. Sewer System Rev. TOB VRDO	0.300%	5/7/10 (4)	5,625	5,625
1 Greer SC Combined Util. System Rev. TOB VRDO	0.300%	5/7/10 (13)	9,685	9,685
Oconee County SC PCR (Duke Power Corp.)	3.600%	2/1/17	15,000	15,361
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/16	8,000	8,793
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/17	7,225	7,909
South Carolina Educ. Fac. Auth. VRDO	0.300%	5/7/10 LOC	5,120	5,120
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/16	2,000	2,152
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/17	2,320	2,480
South Carolina Public Service Auth. Rev. (Santee Cooper)	5.000%	1/1/16	5,000	5,665
South Carolina Public Service Auth. Rev. (Santee Cooper)	5.000%	1/1/17	2,000	2,269
South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11 (2)(Prere.)	10,000	10,636
South Carolina Transp. Infrastructure Rev.	5.000%	10/1/16	17,940	19,960
Spartanburg County SC Regional Health Services Dist. Rev. VRDO	0.310%	5/7/10 (12)	13,000	13,000
Tobacco Settlement Rev. (Auth. of South Carolina Tobacco Settlement)	5.000%	6/1/18	4,845	4,850
				188,750
South Dakota (0.1%)
South Dakota State Building Auth. Rev.	5.000%	12/1/10 (2)	2,680	2,752
South Dakota State Building Auth. Rev.	5.000%	12/1/11 (2)	1,000	1,068
South Dakota State Building Auth. Rev.	5.000%	12/1/12 (2)	3,005	3,306
				7,126
Tennessee (2.5%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds)	5.000%	6/1/11	10,000	10,476
Clarksville TN Public Building Auth. Rev. (Morristown) VRDO	0.270%	5/3/10 LOC	9,645	9,645
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.270%	5/3/10 LOC	22,440	22,440
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.270%	5/3/10 LOC	9,000	9,000
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.270%	5/3/10 LOC	26,105	26,105
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/14	1,500	1,620
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/15	1,390	1,506
Memphis TN Electric System Rev.	5.000%	12/1/10 (14)	5,000	5,136
Memphis TN Electric System Rev.	5.000%	12/1/11 (14)	17,000	18,165
Memphis TN Electric System Rev.	5.000%	12/1/16	44,095	50,738
Memphis TN Electric System Rev.	5.000%	12/1/17	12,500	14,378
Metro. Govt. of Nashville & Davidson County TN Electric Rev.	5.500%	5/15/14 (13)	6,345	7,306
Metro. Govt. of Nashville & Davidson County TN Electric Rev.	5.500%	5/15/16 (13)	5,675	6,636
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14	15,000	17,178
Montgomery County TN Public Building Auth. Pooled Financial Rev.
(Tennessee County Loan Pool) VRDO	0.270%	5/3/10 LOC	15,800	15,800
Murfreesboro TN GO	5.000%	6/1/14	3,900	4,405
Shelby County TN GO	5.000%	4/1/13	4,000	4,447
Shelby County TN GO	5.000%	4/1/14	1,000	1,134
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	9/1/16	6,925	7,547
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13	4,500	4,844
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/10	2,570	2,590

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/11	2,230	2,341
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/12	2,300	2,494
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/13	3,600	3,993
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/14	4,805	5,416
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/15	5,390	6,112
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/16	2,500	2,831
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10	10,000	10,106
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/11	5,000	5,196
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/12	10,000	10,459
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/13	28,000	29,491
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	7,000	7,133
Tennessee GO	5.000%	5/1/14	2,825	3,217
Tennessee GO	5.000%	5/1/16	3,200	3,707
				333,592
Texas (8.8%)
1 Austin TX Water & Wastewater System Rev. TOB VRDO	0.310%	5/7/10 (4)	3,450	3,450
Board of Regents of the Univ. of Texas System Rev. Financing System CP	5.250%	8/15/14	2,855	3,294
Central Texas Regional Mobility Auth. Rev.	5.750%	1/1/17	570	601
Central Texas Regional Mobility Auth. Rev.	5.750%	1/1/18	1,450	1,518
1 Collin County TX TOB VRDO	0.300%	5/7/10	10,925	10,925
Dallas TX GO	5.000%	2/15/12	26,935	28,987
Dallas TX GO	5.000%	2/15/16	4,000	4,597
Dallas TX GO	5.000%	2/15/17	8,880	10,231
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/10 (4)	5,950	6,068
Dallas TX Waterworks & Sewer System Rev.	5.250%	10/1/10	5,570	5,686
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/14	3,000	3,354
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/16	4,000	4,444
El Paso TX Water & Sewer Rev.	5.000%	3/1/14 (4)	2,175	2,446
El Paso TX Water & Sewer Rev.	5.000%	3/1/15 (4)	1,500	1,704
Garland TX GO	5.250%	2/15/11 (4)	2,255	2,342
Garland TX GO	5.250%	2/15/12 (4)	2,500	2,700
Garland TX Independent School Dist.	5.000%	2/15/12	4,210	4,532
Grapevine-Colleyville TX Independent School Dist. School Building PUT	4.000%	8/1/12	26,970	28,464
Gulf Coast TX Waste Disposal Auth. Environmental Fac. Rev.
(BP Products North America Project) PUT	2.300%	9/3/13	9,000	9,235
1 Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Children’s Hosp. Project) TOB VRDO	0.300%	5/7/10	8,195	8,195
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/13	15,000	16,740
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/14	11,000	12,354
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15	6,530	7,279
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Thermal Util. TECO Project)	5.000%	11/15/13	500	557
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Thermal Util. TECO Project)	5.000%	11/15/16	1,000	1,128
Harris County TX Flood Control Dist. GO	5.000%	10/1/11	5,005	5,317
Harris County TX Flood Control Dist. GO	5.250%	10/1/14 (Prere.)	8,360	9,630
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.250%	5/3/10 LOC	31,300	31,300
Harris County TX Rev.	5.000%	10/1/15	2,000	2,312
Harris County TX Rev.	5.000%	10/1/16	4,500	5,201
Harris County TX Toll Road Rev.	6.000%	8/1/13 (14)	21,795	25,051
Harris County TX Toll Road Rev.	5.000%	8/15/16	5,000	5,678
Harris County TX Toll Road Rev. PUT	5.000%	8/15/12 (4)	24,250	26,288
Houston TX Airport System Rev.	5.000%	7/1/16	1,000	1,129
1 Houston TX Airport System Rev. TOB VRDO	0.300%	5/7/10	13,360	13,360
1 Houston TX Airport System Rev. TOB VRDO	0.320%	5/7/10 (4)	26,000	26,000
1 Houston TX Airport System Rev. TOB VRDO	0.320%	5/7/10 (4)	18,400	18,400
Houston TX GO	5.500%	9/1/10 (Prere.)	10,885	11,070
Houston TX GO	5.500%	3/1/16	6,905	8,007
Houston TX Independent School Dist. GO	0.000%	2/15/12	5,535	5,434
Houston TX Independent School Dist. GO	5.000%	2/15/13	9,000	9,979
Houston TX Util. System Rev.	5.250%	5/15/10 (14)	2,700	2,705
Houston TX Util. System Rev.	5.250%	11/15/11 (4)	4,425	4,724
Houston TX Util. System Rev.	5.000%	11/15/12 (4)	4,270	4,684
Houston TX Util. System Rev.	5.250%	5/15/16 (14)	10,000	11,042
Houston TX Util. System Rev. PUT	5.000%	5/15/11 (2)	12,000	12,430
Klein TX Independent School Dist. Unlimited Tax Schoolhouse GO	5.000%	8/1/11	2,050	2,166
Lewisville TX Independent School Dist.	0.000%	8/15/10	5,000	4,993
Lewisville TX Independent School Dist.	5.000%	8/15/13	8,225	9,250
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/14	9,000	10,048
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/16	1,300	1,460
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/17	1,710	1,915
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/17 (2)	9,895	9,933
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11	17,500	18,095
Montgomery County TX PUT	5.000%	9/1/10 (4)	3,000	3,044

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County TX PUT	5.000%	9/1/10 (4)	9,000	9,137
North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	1/1/15 (Prere.)	10,000	11,359
North Texas Tollway Auth. Rev.	5.000%	1/1/12	5,580	5,845
North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12	71,215	75,345
North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13	31,190	33,576
Northside TX Independent School Dist. PUT	3.700%	8/1/10	8,100	8,165
Northside TX Independent School Dist. PUT	2.100%	6/1/11	8,000	8,065
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/13	24,325	25,751
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/14	12,360	13,009
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/16	7,790	8,253
San Antonio TX Electric & Gas Rev.	5.250%	2/1/11	4,350	4,510
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	12,000	13,371
San Antonio TX Electric & Gas Rev.	5.000%	2/1/14	10,115	11,395
San Antonio TX Electric & Gas Rev.	5.500%	2/1/14	6,210	7,104
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15	7,210	8,351
San Antonio TX Electric & Gas System PUT	3.625%	12/1/10	22,000	22,424
San Antonio TX GO	5.000%	2/1/17	4,135	4,762
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/14	1,000	1,139
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/16 (2)	2,000	2,290
Spring Branch TX Independent School Dist. GO	5.000%	2/1/13	3,000	3,323
Spring Branch TX Independent School Dist. GO	5.000%	2/1/14	3,635	4,115
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health)	5.000%	7/1/15	7,730	8,311
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health)	5.000%	7/1/16	8,130	8,584
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp. Dallas) VRDO	0.260%	5/3/10 LOC	2,985	2,985
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/12	3,500	3,700
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/13	1,385	1,494
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,210	4,410
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,830	5,059
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,000	5,571
1 Texas GO TOB VRDO	0.310%	5/7/10	35,000	35,000
Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.572%	9/15/10	2,540	2,510
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/12	5,000	5,270
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/13	1,000	1,058
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.625%	12/15/17	50,000	52,817
Texas Muni. Power Agency Rev.	4.400%	9/1/11 (14)	1,510	1,514
Texas State Transp. Comm. First Tier	5.000%	4/1/12	9,605	10,373
Texas State Transp. Comm. First Tier	5.000%	4/1/13	12,000	13,315
Texas State Transp. Comm. First Tier	5.000%	4/1/14	27,410	30,992
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,264
Texas State Univ. System Rev.	5.000%	3/15/12	2,380	2,562
Texas State Univ. System Rev.	5.000%	3/15/15	7,005	7,962
Texas Tech Univ. Rev. Refunding & Improvement	4.000%	2/15/13	3,000	3,229
Texas Tech Univ. Rev. Refunding & Improvement	3.000%	2/15/14	5,000	5,261
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/15	4,000	4,539
Texas TRAN	2.500%	8/31/10	60,000	60,447
1 Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.300%	5/7/10	20,410	20,410
1 Texas Univ. System Financing Rev. TOB VRDO	0.300%	5/7/10	4,995	4,995
Texas Water Dev. Board Rev.	5.000%	7/15/13	5,275	5,912
Texas Water Dev. Board Rev.	5.000%	7/15/13	1,375	1,541
Texas Water Dev. Board Rev.	5.000%	7/15/16	6,330	7,314
Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11	3,500	3,603
Univ. of Houston TX Rev.	4.000%	2/15/13	2,000	2,151
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/10	4,175	4,209
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/16	10,090	11,861
Univ. of Texas Rev. Finance Systems	5.000%	8/15/14	1,325	1,515
Univ. of Texas Rev. Finance Systems	5.000%	8/15/14	1,775	2,030
Univ. of Texas Rev. Finance Systems	5.000%	8/15/17	25,135	28,953
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	0.270%	5/7/10	19,045	19,045
Williamson County TX GO	5.500%	2/15/11 (Prere.)	4,845	5,043
				1,168,574
Utah (0.4%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/13	7,590	8,401
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/15	17,170	19,127
Salt Lake County UT GO	5.000%	6/15/10	9,100	9,154
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/11 (4)	6,000	5,955
Utah Transit Auth. Sales Tax Rev.	5.000%	12/15/12 (Prere.)	4,425	4,888
				47,525
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/15	5,000	5,369
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/16	8,000	8,556
				13,925

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia (1.9%)
Arlington County VA IDA Rev. (Virginia Hosp Center Arlington Health System)	5.000%	7/1/16	1,700	1,874
Chesapeake VA Econ. Dev. Auth. PUT	3.600%	2/1/13	5,000	5,175
Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project) VRDO	0.250%	5/3/10	5,380	5,380
Fairfax County VA Water Auth. Rev.	5.000%	4/1/14 (Prere.)	21,535	24,539
New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11	5,810	5,864
Norfolk VA Econ. Dev. Auth. Hosp. Fac. Rev. (Bon Secours) VRDO	0.290%	5/7/10 LOC	7,000	7,000
Norfolk VA GO	5.000%	3/1/15	5,910	6,775
Norfolk VA GO	5.000%	3/1/16	4,000	4,588
Norfolk VA Redev. Housing Auth. Rev. VRDO	0.270%	5/3/10 LOC	3,100	3,100
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	5,000	5,829
Virginia Beach VA Refunding & Public Improvement	5.000%	7/15/15	2,825	3,274
Virginia Beach VA Refunding & Public Improvement	5.000%	7/15/16	6,905	8,031
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/14	1,350	1,526
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	9/1/15	7,330	8,477
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/16	3,090	3,549
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/13	5,205	5,857
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/13	3,135	3,528
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/14	2,000	2,288
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/15	2,150	2,487
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/16	500	578
Virginia GO	5.000%	6/1/14	8,750	10,006
Virginia Public Building Auth. Public Fac. Rev.	5.000%	8/1/15	4,115	4,760
Virginia Public Building Auth. Rev.	5.000%	8/1/13	5,000	5,615
Virginia Public Building Auth. Rev.	5.000%	8/1/14	8,000	9,145
Virginia Public School Auth. Rev.	5.000%	8/1/10	2,500	2,530
Virginia Public School Auth. Rev.	5.000%	8/1/10	2,865	2,900
Virginia Public School Auth. Rev.	5.000%	8/1/11	1,500	1,585
Virginia Public School Auth. Rev.	5.000%	8/1/11	9,000	9,508
Virginia Public School Auth. Rev.	4.000%	8/1/12	3,605	3,865
Virginia Public School Auth. Rev.	5.000%	8/1/13	7,655	8,597
Virginia Public School Auth. Rev.	5.000%	8/1/14	3,815	4,361
Virginia Public School Auth. Rev.	5.250%	8/1/14	3,000	3,460
Virginia Public School Auth. Rev.	5.000%	8/1/15	1,500	1,735
Virginia Public School Auth. Rev.	5.000%	8/1/15	15,000	17,350
Virginia Public School Auth. Rev.	5.000%	8/1/16	35,860	41,520
Virginia Public School Auth. Rev.	5.000%	8/1/16	5,810	6,727
Virginia Public School Auth. Rev.	5.000%	8/1/16	1,570	1,818
Virginia Small Business Finance Auth. Healthcare Fac. Rev. (Sentara Healthcare)	5.000%	11/1/13	3,500	3,866
York County VA Econ. Dev. Auth. PCR (VA Electric & Power Co.) PUT	4.050%	5/1/14	6,750	7,110
				256,177
Washington (3.6%)
Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev.	5.000%	11/1/14 (2)	8,125	9,223
Energy Northwest Washington Electric Refunding Rev. (Columbia Generating Station)	5.500%	7/1/10 (14)	12,795	12,908
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/11	45,365	47,726
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/12	2,500	2,722
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.500%	7/1/17 (14)	8,000	8,693
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	6.000%	7/1/17 (14)	7,300	7,987
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15	8,450	9,702
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15	6,000	6,889
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/16	24,000	27,558
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16 (2)	9,000	9,847
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16 (4)	10,000	10,918
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/17	20,000	22,972
King County WA (Bellevue School Dist.) GO	5.000%	12/1/11	18,000	19,248
King County WA GO	5.000%	12/1/10 (ETM)	4,790	4,923
King County WA GO	5.000%	12/1/10	7,595	7,805
1 King County WA Sewer Rev. TOB VRDO	0.300%	5/7/10	6,470	6,470
Port of Seattle WA Rev.	5.000%	3/1/11 (4)	8,275	8,586
Port of Seattle WA Rev.	5.000%	3/1/12 (4)	5,000	5,372
Seattle WA Water System Rev.	5.000%	2/1/15 (4)	4,725	5,416
Tacoma WA Electric System Rev.	5.000%	1/1/12 (4)	5,000	5,340
Tacoma WA Electric System Rev.	5.000%	1/1/13 (4)	10,485	11,511
Tacoma WA Electric System Rev.	5.000%	1/1/14 (4)	25,720	28,775
Thurston County Washington School District GO	5.000%	6/1/13 (4)(Prere.)	7,100	7,932
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/11	4,760	5,010
Washington GO	4.000%	1/1/11	12,585	12,892
Washington GO	5.000%	7/1/11	4,750	4,999
Washington GO	5.000%	7/1/12 (2)	11,530	12,564
Washington GO	5.000%	2/1/13	5,290	5,847
Washington GO	5.000%	7/1/13 (4)	4,890	5,468

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington GO	5.000%	1/1/14	19,395	21,832
Washington GO	5.000%	2/1/14	11,105	12,524
Washington GO	5.000%	7/1/15 (2)	2,400	2,762
Washington GO	5.700%	10/1/15	6,250	7,063
Washington GO	5.000%	1/1/16	5,285	6,039
Washington GO	5.000%	1/1/16	20,000	22,854
Washington GO	5.000%	2/1/16	13,040	14,917
Washington GO	5.000%	2/1/16	3,995	4,570
Washington GO	5.000%	1/1/17	10,000	11,454
Washington GO	5.000%	1/1/19	7,600	8,752
Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	0.270%	5/7/10	20,000	20,000
Washington Health Care Fac. Auth. (Multicare Health System)	5.000%	8/15/15	2,500	2,741
Washington Health Care Fac. Auth. (Multicare Health System)	5.000%	8/15/16	2,500	2,718
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/13	1,205	1,319
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/14	1,340	1,481
Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.300%	5/7/10 LOC	6,900	6,900
				483,229
West Virginia (0.4%)
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/12	4,970	5,416
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/13	4,650	5,179
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/14	9,265	10,464
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/15	7,150	8,119
West Virginia Econ. Dev. Auth. PCR (Appalachian Power Company) PUT	4.850%	9/4/13	6,000	6,330
West Virginia Econ. Dev. Auth. PCR (Ohio Power) PUT	3.125%	4/1/15	15,000	14,962
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/15	3,070	3,323
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	4.125%	9/1/16	1,755	1,789
				55,582
Wisconsin (1.4%)
Badger Tobacco Asset Securitization Corp. WI	6.000%	6/1/12 (Prere.)	5,000	5,516
Badger Tobacco Asset Securitization Corp. WI	6.125%	6/1/12 (Prere.)	5,110	5,469
Madison WI Community Dev. Auth. Rev. (Wisconson Alumni Research Project)	5.000%	10/1/16	3,125	3,610
Madison WI Community Dev. Auth. Rev. (Wisconson Alumni Research Project)	5.000%	10/1/17	3,370	3,896
Wisconsin Annual Appropriation Rev.	5.000%	5/1/16	6,575	7,369
Wisconsin GO	5.000%	5/1/10	5,160	5,161
Wisconsin GO	5.000%	5/1/12 (14)	15,775	17,069
Wisconsin GO	5.000%	5/1/13	7,750	8,602
Wisconsin GO	5.250%	5/1/13	16,810	18,782
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,651
Wisconsin GO	5.000%	5/1/16 (14)	11,240	12,373
Wisconsin GO	5.000%	5/1/16	13,870	15,869
Wisconsin GO	5.000%	5/1/16	10,530	12,047
Wisconsin GO	5.000%	5/1/17	8,000	9,160
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,598
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,160
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.) PUT	4.750%	8/15/14	2,000	2,117
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.) PUT	5.125%	8/15/16	8,500	9,006
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/14 (4)	5,000	5,457
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/15 (4)	2,000	2,186
Wisconsin Petroleum Inspection Fee Rev.	5.000%	7/1/16	10,000	11,311
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/14 (4)	4,145	4,677
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/15 (4)	11,390	12,934
Wisconsin Transp. Rev.	5.000%	7/1/12	1,000	1,087
Wisconsin Transp. Rev.	5.000%	7/1/13	1,100	1,225
Wisconsin Transp. Rev.	5.000%	7/1/15	2,000	2,289
				185,621
Total Tax-Exempt Municipal Bonds (Cost $12,762,364)				13,074,602

Limited-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)

Temporary Cash Investment (1.9%)
Money Market Fund (1.9%)
4 Vanguard Municipal Cash Management Fund (Cost $254,113)	0.275%	254,112,572	254,113
Total Investments (100.2%) (Cost $13,016,477)			13,328,715
Other Assets and Liabilities (–0.2%)
Other Assets			199,759
Liabilities			(228,356)
			(28,597)
Net Assets (100%)			13,300,118

At April 30, 2010, net assets consisted of:
			Amount
			($000)
Paid-in Capital			13,118,007
Undistributed Net Investment Income			—
Accumulated Net Realized Losses			(128,832)
Unrealized Appreciation (Depreciation)
Investment Securities			312,238
Futures Contracts			(1,295)
Net Assets			13,300,118

Investor Shares—Net Assets
Applicable to 311,928,791 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			3,445,919
Net Asset Value Per Share—Investor Shares			$11.05

Admiral Shares—Net Assets
Applicable to 892,014,074 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			9,854,199
Net Asset Value Per Share—Admiral Shares			$11.05

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities was $699,490,000, representing 5.3% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2010.
3 Securities with a value of $2,909,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For a key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.9%)
Alabama (1.0%)
Alabama GO	5.250%	6/1/12	5,105	5,362
Alabama GO	5.250%	6/1/13	5,105	5,360
Alabama GO	5.250%	6/1/14	5,155	5,408
Alabama GO	5.250%	6/1/15	3,455	3,621
Alabama Incentives Financing Auth.	5.000%	9/1/24	3,695	3,986
Alabama Incentives Financing Auth.	5.000%	9/1/24	2,520	2,719
Alabama Public School & College Auth.	5.000%	12/1/19	58,350	64,895
Alabama Public School & College Auth.	5.000%	12/1/20	60,660	66,943
Alabama Public School & College Auth.	5.000%	12/1/21	62,600	68,466
Alabama Public School & College Auth.	5.000%	12/1/22	13,595	14,784
Auburn Univ. Alabama General Fee Rev.	5.000%	6/1/16	3,690	4,201
Auburn Univ. Alabama General Fee Rev.	5.000%	6/1/17	1,550	1,764
Courtland AL Dev. Board Pollution Control Rev. (International Paper Co.)	5.000%	6/1/25	5,000	4,587
Huntsville AL Capital Improvement GO	5.000%	9/1/22	1,030	1,150
Infirmary Health System Special Care Fac. Financing Auth. Mobile AL Rev.
(Infirmary Health System, Inc.)	5.000%	2/1/18	2,830	2,912
Infirmary Health System Special Care Fac. Financing Auth. Mobile AL Rev.
(Infirmary Health System, Inc.)	5.250%	2/1/19	2,415	2,502
Infirmary Health System Special Care Fac. Financing Auth. Mobile AL Rev.
(Infirmary Health System, Inc.)	5.250%	2/1/20	2,845	2,926
Infirmary Health System Special Care Fac. Financing Auth. Mobile AL Rev.
(Infirmary Health System, Inc.)	5.250%	2/1/21	3,630	3,713
Infirmary Health System Special Care Fac. Financing Auth. Mobile AL Rev.
(Infirmary Health System, Inc.)	5.250%	2/1/30	10,000	9,830
Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	8/1/12 (3)(Prere.)	15,040	16,360
				291,489
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/11 (14)	5,395	5,970
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (14)	4,105	4,330
North Slope Borough AK GO	0.000%	6/30/10 (14)	8,000	7,993
				18,293
Arizona (2.5%)
Arizona Board Regents Arizona State Univ. System COP	5.000%	6/1/20 (2)	2,430	2,579
Arizona Board Regents Arizona State Univ. System COP	5.000%	6/1/21 (2)	4,310	4,544
Arizona Board Regents Arizona State Univ. System Rev.	6.000%	7/1/27	1,135	1,279
Arizona Board Regents Arizona State Univ. System Rev.	5.000%	6/1/28	2,545	2,711
Arizona COP	5.000%	9/1/25 (4)	10,000	10,427
Arizona COP	5.000%	9/1/27 (4)	5,000	5,160
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/24	10,000	10,158
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/25	8,000	8,116
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11 (Prere.)	5,000	5,293
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11 (Prere.)	5,500	5,822
Arizona School Fac. Board Rev. COP	5.000%	9/1/11 (14)	10,000	10,499
Arizona School Fac. Board Rev. COP	5.000%	9/1/16	24,000	26,560
Arizona School Fac. Board Rev. COP	5.000%	9/1/16 (14)	34,300	37,428
Arizona School Fac. Board Rev. COP	5.000%	9/1/17	21,000	23,179
Arizona School Fac. Board Rev. COP	5.000%	9/1/17 (14)	26,755	28,840
Arizona School Fac. Board Rev. COP	5.000%	9/1/18	13,000	14,329
Arizona School Fac. Board Rev. COP	5.125%	9/1/21	5,000	5,398
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/18	10,000	11,336
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/19	10,000	11,226
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/20	11,500	12,801
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/21	16,300	18,001
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/24	10,000	10,864
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/25	7,540	8,162
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,909
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/14	8,000	9,072
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/15	5,535	6,344
Arizona Transp. Board Highway Rev.	5.000%	7/1/17	9,460	10,725
Arizona Transp. Board Highway Rev.	5.250%	7/1/18	4,000	4,296
Arizona Transp. Board Highway Rev.	5.250%	7/1/19	4,110	4,410
Arizona Transp. Board Highway Rev.	5.000%	7/1/22	10,035	10,980
Arizona Transp. Board Highway Rev.	5.000%	7/1/23	8,180	8,768
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	2,000	2,138
Arizona Transp. Board Highway Rev.	5.000%	7/1/25	5,000	5,488
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/23	2,000	2,262
Glendale AZ Trans. Excise Tax Rev.	5.000%	7/1/23 (14)	4,235	4,516
Maricopa County AZ Community College Dist. GO	5.000%	7/1/17	14,945	17,240
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/16	6,500	6,992

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/17	10,000	10,675
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/18	6,000	6,325
Maricopa County AZ Regional Public Transp. Auth. Excise Tax Rev.	5.000%	7/1/21	6,220	6,913
Maricopa County AZ USD	5.000%	7/1/20	10,925	12,518
Maricopa County AZ USD	5.000%	7/1/21	11,915	13,620
Maricopa County AZ USD	5.000%	7/1/22	13,260	15,160
Mesa AZ GO	5.250%	7/1/12 (14)	10,000	10,872
Mesa AZ Util. System Rev.	5.000%	7/1/19 (14)	10,000	11,151
Mesa AZ Util. System Rev.	5.000%	7/1/21 (14)	11,900	13,212
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/14	5,110	5,698
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/23	5,000	5,299
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/24	2,235	2,351
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/25	5,000	5,232
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/27	9,530	9,865
Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	4.750%	7/1/23	5,005	5,327
Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	4.750%	7/1/24	7,805	8,251
Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/20	5,165	5,721
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/12 (14)	9,645	10,111
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/13 (14)	5,000	5,249
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/14 (14)	6,820	7,139
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.500%	7/1/24	2,500	2,807
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.500%	7/1/14 (14)	4,215	4,599
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/21 (14)	4,200	4,520
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/28	4,890	5,235
Phoenix AZ GO	5.000%	7/1/20	5,150	5,783
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/21	3,450	3,889
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/22	4,350	4,872
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/23	4,000	4,406
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/23	6,850	7,623
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/26	4,755	5,158
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/27	3,365	3,624
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/28	2,500	2,682
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.300%	5/7/10	8,500	8,500
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/21	3,500	3,484
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/22	3,790	3,765
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/23	8,335	8,295
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24	4,485	4,417
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/25	18,880	18,556
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/26	2,645	2,574
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	3,500	4,060
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	6,850	7,946
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	7,280	8,445
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	5,710	6,624
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/22	12,415	14,327
Tucson AZ GO	7.375%	7/1/13	3,750	4,431
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,042
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,027
Univ. Medical Center Corp. AZ Hosp. Rev.	6.250%	7/1/29	1,500	1,597
				700,829
California (12.5%)
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)	2,000	2,068
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (10)	4,500	4,681
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)(3)	16,140	16,798
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21	7,000	7,651
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21	20,195	21,829
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/22	5,800	6,303
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23	26,400	28,256
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24	22,220	23,651
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24	12,805	13,752
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	14,000	14,396
Beverly Hills CA USD GO	0.000%	8/1/28	5,000	1,980
Beverly Hills CA USD GO	0.000%	8/1/29	8,000	2,983
California GO	6.300%	9/1/10	4,000	4,076
California GO	5.000%	4/1/12	2,500	2,672
California GO	5.250%	10/1/13 (14)	5,615	6,239
California GO	5.250%	2/1/14	20,000	21,906
California GO	5.000%	6/1/14 (Prere.)	8,580	9,748
California GO	5.000%	8/1/14	6,250	6,957
California GO	5.250%	11/1/14	10,000	11,006
California GO	5.000%	3/1/15	6,000	6,689
California GO	5.000%	3/1/15	11,910	13,144

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.250%	11/1/15	10,225	11,111
California GO	6.000%	2/1/16	1,500	1,737
California GO	5.000%	4/1/16	10,000	11,110
California GO	5.000%	3/1/17	3,000	3,322
California GO	5.000%	4/1/17	9,500	10,524
California GO	5.500%	4/1/18	37,035	42,223
California GO	6.000%	4/1/18	11,480	13,457
California GO	5.000%	9/1/18	33,800	36,643
California GO	5.000%	12/1/18	85	90
California GO	5.500%	4/1/19	5,000	5,680
California GO	5.000%	4/1/20	12,000	12,975
California GO	5.000%	8/1/20	18,970	20,147
California GO	5.000%	11/1/20 (14)	5,000	5,333
California GO	5.250%	11/1/20	9,000	9,438
California GO	5.000%	3/1/21	4,700	5,029
California GO	5.000%	12/1/21	16,365	17,215
California GO	5.000%	3/1/22 (2)	9,225	9,513
California GO	5.250%	10/1/22	15,000	16,052
California GO	5.000%	3/1/23	36,120	36,966
California GO	5.000%	3/1/23	29,000	29,803
California GO	5.000%	6/1/23 (2)	6,850	7,021
California GO	5.125%	11/1/23	7,000	7,155
California GO	5.000%	3/1/24	30,115	30,837
California GO	5.500%	8/1/26	23,665	25,012
California GO	5.750%	4/1/29	2,395	2,576
California GO	5.250%	3/1/30	29,500	30,204
California GO	5.750%	4/1/31	79,190	85,009
California GO	6.000%	3/1/33	14,000	15,410
California GO	6.500%	4/1/33	54,500	61,790
1 California GO TOB VRDO	0.350%	5/3/10	4,655	4,655
California GO VRDO	0.280%	5/7/10 LOC	8,000	8,000
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/12	2,000	2,114
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/13	2,000	2,142
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/14	2,205	2,384
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.125%	7/1/22	16,000	16,642
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	16,290
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,616
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,271
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,373
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,425
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/19	8,080	8,654
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.500%	10/1/20	4,000	4,383
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/21	7,110	7,499
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/22	3,250	3,400
California Health Fac. Finance Auth. Rev. (St. Joseph Health System)	5.250%	7/1/21	25,980	27,792
California Health Fac. Finance Auth. Rev. (St. Joseph Health System)	5.500%	7/1/29	15,000	15,579
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/15	7,550	8,269
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/16	5,000	5,568
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/17	5,000	5,520
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/14	9,000	9,775
California PCR Financing Auth. COP	5.000%	2/1/15	1,615	1,674
California PCR Financing Auth. COP	5.000%	2/1/16	2,070	2,111
California PCR Financing Auth. COP	5.000%	2/1/20	1,575	1,531
California PCR Financing Auth. COP	5.000%	2/1/21	1,700	1,633
California PCR Financing Auth. COP	5.250%	2/1/24	5,000	4,787
California Public Works Board Lease Rev.	6.250%	11/1/24	13,665	15,172
California Public Works Board Lease Rev. (Dept. of Corrections)	5.250%	1/1/16 (2)	5,265	5,665
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/25	3,100	3,074
California Public Works Board Lease Rev. (Dept. of General Services)	6.125%	4/1/28	5,000	5,349
California Public Works Board Lease Rev. (Dept. of General Services)	6.125%	4/1/29	2,000	2,128
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/10	6,635	6,660
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/12	7,895	7,918
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/14	8,370	9,301
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/15	9,980	11,127
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/16	8,750	9,557
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/17	4,985	5,392
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/18	5,700	6,111
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/19	11,820	12,575
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/20	10,000	10,539
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/21	15,230	15,959
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/22	15,235	15,891
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/23	8,765	9,092

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/24	9,650	9,938
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/25	7,500	7,697
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/26	7,500	7,670
California RAN	3.000%	5/25/10	100,000	100,134
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	37,000	40,768
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12 (14)	8,000	8,668
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/12 (Prere.)	10,000	11,142
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13	20,000	22,181
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/14 (2)	10,000	10,964
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15 (2)	61,875	67,647
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16	7,790	8,821
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/17	10,000	11,341
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/18	12,000	13,758
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21	20,000	22,049
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22	19,250	21,096
California State Econ. Recovery Bonds	5.000%	7/1/14 (Prere.)	28,925	33,128
California State Econ. Recovery Bonds	5.000%	7/1/15	41,775	46,216
California State Econ. Recovery Bonds	5.000%	7/1/16	7,000	7,240
California State Econ. Recovery Bonds	5.000%	7/1/20	24,500	27,319
California State Econ. Recovery Bonds	5.250%	7/1/21	50,000	55,916
California State Econ. Recovery Bonds PUT	5.000%	7/1/10 (Prere.)	131,500	132,552
California State Econ. Recovery Bonds VRDO	0.240%	5/3/10 LOC	10,000	10,000
California State Univ. Rev. Systemwide	5.000%	11/1/26	14,775	15,552
California State Univ. Rev. Systemwide	5.750%	11/1/27	5,000	5,505
California Statewide Communities Dev. Auth. Rev.	5.000%	6/15/13	135,500	147,536
California Statewide Communities Dev. Auth. Rev. (American Baptist Homes West) VRDO	0.330%	5/7/10 LOC	20,000	20,000
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/16	40,000	43,967
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/19	9,500	10,242
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	23,912
California Statewide Communities Dev. Auth. Rev. (Redlands Community Hosp.) VRDO	0.290%	5/7/10 LOC	21,300	21,300
Cerritos CA Community College Dist. GO	5.250%	8/1/28	3,540	3,769
Cerritos CA Community College Dist. GO	5.250%	8/1/29	3,160	3,345
Cerritos CA Community College Dist. GO	5.250%	8/1/30	4,235	4,460
El Monte CA High School Dist. GO	5.500%	6/1/27 (12)	2,630	2,886
El Monte CA High School Dist. GO	5.500%	6/1/28 (12)	2,355	2,564
El Segundo CA USD	0.000%	8/1/28	2,705	924
El Segundo CA USD	0.000%	8/1/29	8,655	2,763
El Segundo CA USD	0.000%	8/1/30	9,160	2,723
Fairfield CA COP (Fairfield Water)	0.000%	4/1/23 (10)	1,000	464
Fairfield CA COP (Fairfield Water)	0.000%	4/1/24 (10)	3,455	1,465
Fairfield CA COP (Fairfield Water)	0.000%	4/1/25 (10)	6,340	2,504
Fairfield CA COP (Fairfield Water)	0.000%	4/1/27 (10)	6,480	2,190
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/23 (14)	2,875	1,296
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/24 (14)	1,700	696
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/25 (14)	2,055	784
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/26 (14)	2,985	1,050
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/27 (14)	2,980	968
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/28 (14)	2,875	868
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.125%	1/15/19 (14)	5,200	5,100
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.880%	1/15/28 (14)	15,000	14,904
Fresno CA Sewer Rev.	6.250%	9/1/14 (2)	12,000	13,197
Fresno CA Sewer Rev.	5.000%	9/1/25 (12)	2,275	2,443
Fresno CA Sewer Rev.	5.000%	9/1/26 (12)	7,425	7,914
Fresno CA Sewer Rev.	5.000%	9/1/27 (12)	7,835	8,294
Gilroy CA USD GO	0.000%	8/1/30 (12)	5,500	1,671
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	96,325	106,364
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	79,735	93,030
Golden State Tobacco Securitization Corp. California	5.000%	6/1/14	9,000	9,370
Golden State Tobacco Securitization Corp. California	5.000%	6/1/15	6,505	6,669
Golden State Tobacco Securitization Corp. California	5.000%	6/1/16	12,545	12,715
Golden State Tobacco Securitization Corp. California	5.000%	6/1/21 (2)	15,000	15,011
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	45,890	41,988
Golden State Tobacco Securitization Corp. California	5.000%	6/1/29 (2)	30,000	29,349
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	18,400	17,460
Hacienda La Puente CA USD	5.000%	8/1/25 (4)	7,000	7,684
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/23 (14)	2,090	991
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/25 (14)	3,635	1,502
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/27 (14)	1,500	535
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/28 (14)	3,170	1,055
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/18 (2)	5,495	5,900
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/19 (2)	3,970	4,244
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/20 (2)	3,250	3,446

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/21 (2)	7,645	8,058
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/22 (2)	3,535	3,700
Long Beach CA USD GO	0.000%	8/1/23 (12)	1,995	976
Long Beach CA USD GO	0.000%	8/1/26 (12)	2,925	1,145
Los Angeles CA Community College Dist. GO	5.000%	8/1/28	7,210	7,575
Los Angeles CA Community College Dist. GO	5.250%	8/1/29	4,145	4,410
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/23	3,115	3,346
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/26	3,250	3,405
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/27	3,250	3,381
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/28	3,960	4,111
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15	20,000	20,976
Los Angeles CA Dept. of Water & Power Rev.	5.375%	7/1/34	3,000	3,240
Los Angeles CA Harbor Dept. Rev.	5.000%	8/1/28	6,930	7,297
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/24 (14)	15,435	15,937
2 Los Angeles CA USD GO	5.000%	7/1/16	7,290	8,243
Los Angeles CA USD GO	4.750%	7/1/19 (4)	12,500	13,313
Los Angeles CA USD GO	5.000%	7/1/19	23,635	26,483
Los Angeles CA USD GO	5.000%	7/1/21 (4)	4,000	4,332
Los Angeles CA USD GO	5.000%	7/1/21 (4)	10,000	10,779
Los Angeles CA USD GO	5.000%	7/1/22 (4)	22,410	24,010
Los Angeles CA USD GO	5.000%	7/1/23 (3)	46,690	49,172
Los Angeles CA USD GO	5.000%	7/1/23 (3)	24,035	25,491
Los Angeles CA USD GO	5.000%	7/1/23 (4)	6,425	6,878
Los Angeles CA USD GO	5.250%	7/1/23	8,835	9,750
Los Angeles CA USD GO	5.250%	7/1/23	5,000	5,518
Los Angeles CA USD GO	5.000%	7/1/24 (14)	19,915	20,893
Los Angeles CA USD GO	5.000%	7/1/25 (4)	7,330	7,750
Los Angeles CA USD GO	5.000%	7/1/25 (4)	5,000	5,261
Los Angeles CA USD GO	5.000%	7/1/26	7,500	7,946
Los Angeles CA USD GO	4.500%	1/1/28 (14)	10,000	9,576
Los Angeles CA USD GO	5.250%	7/1/28	8,000	8,539
Los Angeles CA Wastewater System Rev.	5.000%	6/1/29	6,520	6,850
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/15	19,805	22,803
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/19	8,500	9,832
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/20	5,000	5,719
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/21	5,000	5,655
Los Angeles County CA Transp. Comm. Sales Tax Rev.	6.500%	7/1/10 (4)	16,005	16,173
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	6,000	7,059
New Haven CA USD GO	0.000%	8/1/33 (12)	8,625	2,167
Newport Beach CA Rev. (Hoag Memorial Hosp.) PUT	5.000%	2/7/13	5,000	5,418
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/24 (12)	1,130	1,198
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21 (2)	14,775	14,017
Oakland CA USD GO	6.250%	8/1/18	1,000	1,134
Oakland CA USD GO	6.250%	8/1/19	1,150	1,303
Orange County CA Airport Rev.	5.250%	7/1/25	6,480	6,886
Orange County CA Airport Rev.	5.250%	7/1/34	15,045	15,305
Orange County CA Sanitation Dist. COP	5.000%	2/1/28	7,250	7,781
Orange County CA Sanitation Dist. COP	5.000%	2/1/29	4,510	4,813
Palmdale CA Community Redev. Agency	5.000%	9/1/28 (14)	11,335	10,760
Palo Alto CA USD GO	0.000%	8/1/23	13,900	7,685
Palo Alto CA USD GO	0.000%	8/1/28	20,320	8,229
Palo Alto CA USD GO	0.000%	8/1/29	19,530	7,462
Palo Alto CA USD GO	0.000%	8/1/31	12,305	4,140
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	6.500%	9/1/28	9,000	9,943
Poway CA USD GO	0.000%	8/1/29	5,000	1,629
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,243
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,167
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	4,778
Rocklin CA USD	0.000%	8/1/22 (14)	5,450	2,843
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/20	4,705	4,681
Sacramento CA Muni. Util. Dist. Financing Auth. Rev.	5.000%	7/1/18 (14)	2,000	2,095
Sacramento County CA Airport Rev.	5.500%	7/1/27	7,870	8,458
Sacramento County CA Airport Rev.	5.500%	7/1/28	5,000	5,349
Sacramento County CA Airport Rev.	5.625%	7/1/29	4,000	4,293
Sacramento County CA GO	5.000%	2/1/15	9,190	9,710
Sacramento County CA GO	5.000%	2/1/17	4,650	4,803
Sacramento County CA GO	5.250%	2/1/18	6,140	6,385
Sacramento County CA GO	5.250%	2/1/19	4,940	5,092
Sacramento County CA GO	5.500%	2/1/20	4,700	4,889
Saddleback Valley CA USD	5.000%	8/1/23 (4)	5,460	5,691
San Bernardino County CA Medical Center COP	7.000%	8/1/10 (14)	10,525	10,658
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/17	2,500	2,621

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/18	8,995	9,371
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/19	8,500	8,806
San Diego CA Community College Dist. GO	5.250%	8/1/33	3,325	3,491
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/13	8,000	8,850
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/21	5,000	5,521
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.250%	5/15/25	10,000	10,991
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/28	2,000	2,109
San Diego CA USD GO	5.500%	7/1/25 (14)	10,000	11,743
San Diego CA USD GO	5.500%	7/1/27 (4)	17,195	19,749
San Diego CA USD GO	0.000%	7/1/29	6,500	2,358
San Francisco CA City & County International Airport Rev.	5.000%	5/1/18	15,000	16,647
San Francisco CA City & County International Airport Rev.	5.000%	5/1/21	10,000	10,924
San Francisco CA City & County International Airport Rev.	5.000%	5/1/22	14,135	15,315
San Francisco CA City & County International Airport Rev.	5.250%	5/1/22	5,500	6,024
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/1/21 (ETM)	6,000	4,075
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/21 (14)	12,385	5,430
San Jose CA Redev. Agency	5.000%	8/1/20 (2)	20,000	20,542
San Jose CA Redev. Agency	5.000%	8/1/23 (2)	24,900	24,925
San Jose CA Redev. Agency	5.000%	8/1/24 (14)	29,885	29,612
San Jose CA Redev. Agency	5.250%	8/1/27	2,400	2,421
San Jose CA Redev. Agency	5.375%	8/1/28	1,175	1,193
San Jose CA Redev. Agency	6.500%	8/1/28	25,385	27,450
San Mateo County CA Joint Powers Auth. Lease Rev.	4.625%	7/15/25	1,000	1,022
San Mateo County CA Joint Powers Auth. Lease Rev.	5.250%	7/15/28	2,000	2,106
San Ramon Valley CA USD GO	5.000%	8/1/26 (4)	12,800	13,232
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/19	13,825	15,286
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/20	7,400	8,107
Santa Monica CA Community College Dist.	0.000%	8/1/23	9,045	4,675
Santa Monica CA Community College Dist.	0.000%	8/1/27	6,565	2,527
Santa Monica CA Community College Dist.	0.000%	8/1/28	7,105	2,561
Santa Monica CA Community College Dist.	0.000%	8/1/29	12,640	4,268
Santa Rosa CA Waste Water Rev.	0.000%	9/1/27 (2)	11,125	3,893
Tuolumne CA Wind Project Auth. Rev.	5.000%	1/1/19	3,000	3,257
Tuolumne CA Wind Project Auth. Rev.	5.000%	1/1/20	13,130	14,073
Tuolumne CA Wind Project Auth. Rev.	5.000%	1/1/21	13,465	14,321
Tuolumne CA Wind Project Auth. Rev.	5.625%	1/1/29	9,000	9,620
Univ. of California Rev.	5.000%	5/15/21	10,625	11,549
Univ. of California Rev.	5.500%	5/15/24	14,675	16,717
Ventura County CA Community College Dist. GO	0.000%	8/1/23	6,155	3,057
Ventura County CA Community College Dist. GO	0.000%	8/1/24	8,050	3,743
Ventura County CA Community College Dist. GO	0.000%	8/1/25	8,000	3,486
Ventura County CA Community College Dist. GO	0.000%	8/1/26	8,500	3,448
Ventura County CA Community College Dist. GO	0.000%	8/1/27	8,500	3,218
Ventura County CA COP Public Finance Auth.	5.625%	8/15/27	1,000	1,069
Ventura County CA COP Public Finance Auth.	5.750%	8/15/28	1,750	1,888
Ventura County CA COP Public Finance Auth.	5.750%	8/15/29	1,750	1,880
Victor Valley CA Community College Dist.	5.375%	8/1/29	4,250	4,456
Victor Valley CA Community College Dist.	0.000%	8/1/33	9,035	2,270
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/25 (12)	5,365	5,616
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/27 (12)	5,000	5,177
West Contra Costa CA USD	0.000%	8/1/17 (12)	1,565	1,136
West Contra Costa CA USD	0.000%	8/1/18 (12)	3,000	2,036
West Contra Costa CA USD	0.000%	8/1/19 (12)	4,190	2,662
West Contra Costa CA USD	0.000%	8/1/20 (12)	6,000	3,545
West Contra Costa CA USD	0.000%	8/1/32 (12)	10,000	2,678
West Contra Costa CA USD	0.000%	8/1/33 (12)	2,810	706
				3,575,618
Colorado (1.5%)
Aurora CO COP	5.000%	12/1/19	1,050	1,178
Aurora CO COP	5.000%	12/1/20	2,000	2,221
Aurora CO COP	5.000%	12/1/21	3,505	3,864
Aurora CO COP	5.000%	12/1/22	4,730	5,183
Aurora CO COP	5.000%	12/1/23	4,465	4,867
Aurora CO COP	5.000%	12/1/24	4,215	4,555
Aurora CO COP	5.000%	12/1/25	5,475	5,876
Colorado Dept. of Transp. Rev.	5.500%	6/15/12 (14)	11,780	12,930
Colorado Dept. of Transp. Rev.	5.500%	6/15/13 (14)	14,500	16,396
Colorado Dept. of Transp. Rev.	5.000%	12/15/15 (14)	57,325	66,176
Colorado Dept. of Transp. Rev. RAN	5.375%	6/15/12 (Prere.)	8,500	9,407
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,165
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	7/1/29	50,000	53,642

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	5.000%	3/1/25	4,900	4,898
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/10 (14)	1,740	1,747
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/11 (14)	3,415	3,427
Colorado Springs CO Util. System Rev.	5.375%	11/15/12	12,620	13,505
Colorado Springs CO Util. System Rev.	5.375%	11/15/14	12,745	13,578
Denver CO City & County Airport Rev.	5.000%	11/15/23 (10)	6,850	7,161
Denver CO City & County Airport Rev.	5.000%	11/15/24 (10)	8,965	9,325
Denver CO City & County COP VRDO	0.240%	5/3/10	4,900	4,900
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/14	7,065	7,844
Denver CO City & County School Dist.	5.250%	12/1/21 (14)(3)	20,990	24,753
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (14)(Prere.)	8,100	7,329
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (14)	8,000	7,647
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (14)(ETM)	6,600	6,533
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/17 (14)	24,490	16,658
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18 (14)	7,850	8,003
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18 (14)	6,355	6,479
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (14)	15,100	8,838
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24 (14)	20,000	8,053
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24 (14)	10,000	9,989
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24 (14)	5,000	4,995
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24 (14)	10,000	9,989
Larimer County CO School Dist. No. R-1 Poudre GO	5.000%	12/15/16 (4)	10,135	11,540
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/20 (14)	5,785	6,372
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/21 (14)	6,605	7,161
Univ. of Colorado Enterprise System Rev.	5.500%	6/1/24	2,000	2,271
Univ. of Colorado Enterprise System Rev.	5.500%	6/1/26	2,750	3,084
Univ. of Colorado Hosp. Auth. Rev.	6.000%	11/15/29	9,850	10,361
				423,900
Connecticut (1.4%)
Connecticut GO	5.375%	12/15/10 (Prere.)	6,165	6,356
Connecticut GO	5.375%	6/15/11 (Prere.)	5,000	5,271
Connecticut GO	5.125%	11/15/11 (Prere.)	5,675	6,066
Connecticut GO	5.125%	11/15/11 (Prere.)	25,375	27,106
Connecticut GO	5.500%	11/15/11 (4)	21,215	22,818
Connecticut GO	5.500%	12/15/11 (14)	9,000	9,716
Connecticut GO	5.500%	12/15/12 (4)	5,020	5,613
Connecticut GO	5.000%	4/15/13	9,745	10,830
Connecticut GO	5.000%	11/1/13	10,000	11,278
Connecticut GO	5.125%	11/15/13	19,000	20,206
Connecticut GO	5.500%	12/15/13	1,705	1,958
Connecticut GO	5.000%	4/15/14	13,690	15,507
Connecticut GO	5.500%	12/15/14	7,700	8,993
Connecticut GO	5.000%	4/15/15	16,155	18,541
Connecticut GO	5.000%	11/1/15	5,000	5,780
Connecticut GO	5.000%	12/15/15	14,345	16,607
Connecticut GO	5.000%	4/15/16	13,725	15,798
Connecticut GO	5.000%	4/15/17	17,095	19,701
Connecticut GO	5.000%	12/15/17	5,400	6,196
Connecticut GO	5.000%	3/1/18	11,635	13,461
Connecticut GO	5.000%	3/1/18	1,130	1,307
Connecticut GO	5.000%	12/15/18	11,000	12,486
Connecticut GO	5.000%	2/15/22	9,615	10,851
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	7.125%	6/1/10	4,275	4,300
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/11	4,035	4,286
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	6.500%	10/1/12	6,600	7,440
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/12	4,685	5,133
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/13 (4)	20,000	21,278
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/13	2,970	3,327
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	2/1/14	12,000	13,439
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/14	7,315	8,304
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/16	3,115	3,558
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/23	12,085	13,364
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/24	10,880	11,965
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/25	12,515	13,712
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.000%	11/1/12 (4)	6,275	6,861
Connecticut State Health & Educ. Fac. Auth. (Wesleyan State Univ. System) VRDO	0.280%	5/3/10	11,500	11,500
				400,913
Delaware (0.3%)
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/12	3,690	4,024
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/13	3,875	4,338
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/14	1,625	1,852

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/15	14,220	16,418
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/15	4,270	4,930
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/17	4,710	5,447
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/18	4,945	5,742
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/19	4,695	5,467
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/28	8,055	8,784
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/29	10,000	10,841
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/29	8,460	9,171
Univ. of Delaware Rev.	5.000%	11/1/18	1,000	1,160
Univ. of Delaware Rev.	5.000%	11/1/22	1,000	1,132
				79,306
District of Columbia (0.8%)
District of Columbia GO	5.500%	6/1/10 (2)	10,490	10,534
District of Columbia GO	5.500%	6/1/10 (4)	15,000	15,067
District of Columbia GO	5.750%	6/1/10 (14)(ETM)	15,465	15,537
District of Columbia GO	6.000%	6/1/11 (14)	6,550	6,915
District of Columbia GO	0.000%	6/1/13 (14)	10,945	10,222
District of Columbia GO	5.000%	6/1/13 (2)(Prere.)	10,880	12,140
District of Columbia GO	0.000%	6/1/14 (14)	16,650	14,984
District of Columbia GO	5.000%	6/1/19 (4)	5,325	5,960
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,125
District of Columbia GO	5.000%	6/1/21 (4)	10,380	11,408
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/10 (14)(ETM)	2,555	2,597
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/12 (14)(ETM)	2,995	3,340
District of Columbia Income Tax Rev.	5.000%	12/1/20	2,730	3,158
District of Columbia Income Tax Rev.	5.000%	12/1/21	1,315	1,498
District of Columbia Income Tax Rev.	5.000%	12/1/22	25,995	29,407
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/21 (2)	5,610	5,941
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/22 (2)	5,800	6,109
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/23 (2)	6,600	6,920
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/24 (2)	6,190	6,447
District of Columbia Rev. (Georgetown Univ.) PUT	4.700%	4/1/18	23,500	24,579
District of Columbia Univ. Rev. (George Washington Univ.)	6.000%	9/15/11 (14)	3,000	3,043
Metro. Washington DC/VA Airports Auth. Airport System Rev. VRDO	0.270%	5/3/10 LOC	5,000	5,000
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/14	1,280	1,439
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/16	5,635	6,380
				221,750
Florida (7.3%)
Brevard County FL School Board COP	5.000%	7/1/23 (Prere.)	4,615	4,882
Brevard County FL School Board COP	5.000%	7/1/24 (Prere.)	4,850	5,094
Brevard County FL School Board COP	5.000%	7/1/25 (Prere.)	5,090	5,320
Broward County FL GO	5.000%	1/1/20	9,185	10,371
Broward County FL Port Fac. Rev.	5.500%	9/1/29	5,500	5,641
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/10	21,330	21,409
Broward County FL School Board COP	5.375%	7/1/18 (4)	6,000	6,293
Broward County FL School Board COP	5.250%	7/1/20 (14)	4,155	4,477
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	13,209
Broward County FL Water & Sewer Util. Rev.	5.000%	10/1/23	2,000	2,158
1 Broward County FL Water & Sewer Util. Rev. TOB VRDO	0.310%	5/7/10	3,095	3,095
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/14 (14)	35,000	37,002
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14	20,000	21,431
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/15	70,000	73,896
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/16	16,000	16,702
Citizens Property Insurance Corp. Florida (High Risk Account)	5.250%	6/1/17	23,000	24,105
Clay County FL Sales Surtax Rev.	5.000%	10/1/12 (12)	6,690	7,248
Clay County FL Sales Surtax Rev.	5.000%	10/1/16 (12)	8,135	9,048
Clearwater FL Water & Sewer Rev.	5.125%	12/1/32	1,450	1,472
Florida Board of Educ. Capital Outlay	6.000%	6/1/10 (Prere.)	2,030	2,060
Florida Board of Educ. Capital Outlay	5.250%	6/1/13	5,045	5,645
Florida Board of Educ. Capital Outlay	5.250%	6/1/13	3,845	4,303
Florida Board of Educ. Capital Outlay	4.750%	6/1/20	26,350	28,320
Florida Board of Educ. Capital Outlay	6.000%	6/1/23	7,000	8,906
Florida Board of Educ. Public Educ.	5.375%	1/1/13	4,855	5,229
Florida Board of Educ. Public Educ.	5.250%	6/1/13 (4)	17,825	19,551
Florida Board of Educ. Public Educ.	5.375%	6/1/13	6,820	7,483
Florida Board of Educ. Public Educ.	5.000%	6/1/14	5,040	5,593
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	8,395	9,352
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	3,720	4,144
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	3,815	4,250
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	3,910	4,433
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	4,005	4,541

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/15	4,205	4,807
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/15	4,105	4,693
Florida Board of Educ. Public Educ. Capital Outlay	5.375%	6/1/15	11,000	11,879
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/19	2,905	3,337
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/20	3,500	3,912
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/20	5,585	6,389
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/22	5,000	5,608
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/22	22,885	25,669
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/27	5,330	5,778
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/10 (14)	5,800	5,820
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13 (14)	7,150	7,697
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (2)	10,875	11,516
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (14)	7,860	8,625
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14 (14)	6,000	6,616
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14 (14)	3,700	3,983
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14 (2)	19,155	21,674
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15 (14)	10,240	11,141
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15 (2)	10,165	11,563
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/15 (14)	5,000	5,093
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	10,715	11,935
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/17 (14)	6,000	6,494
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/18	4,000	4,486
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/19	4,550	5,076
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/20 (2)	12,545	13,486
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/21 (2)	11,590	12,400
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/23 (2)	11,235	11,900
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24	11,385	12,233
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24	13,700	14,626
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25	13,215	14,116
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25	14,385	15,275
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/26	13,875	14,733
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/27	15,855	16,657
Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/10 (14)	3,615	3,648
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/12 (14)	3,000	3,255
Florida Dept. of Environmental Protection & Preservation Rev.	5.375%	7/1/13 (14)	7,645	8,297
Florida Dept. of Environmental Protection & Preservation Rev.	5.500%	7/1/13 (4)	11,920	13,412
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/19	5,855	6,448
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24 (14)	10,045	10,455
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24	10,025	10,528
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24 (14)	10,000	10,408
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24	9,025	9,437
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25	10,525	10,989
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25 (14)	6,700	6,968
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25	9,475	9,855
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26	11,055	11,474
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26 (14)	10,045	10,392
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26	9,950	10,293
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27	11,605	11,975
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27	5,445	5,603
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/28	10,970	11,228
Florida Dept. of General Services Division Fac. Management Rev. (Florida Fac. Pool)	5.000%	9/1/13 (2)	3,060	3,395
Florida Dept. of Transp.	6.375%	7/1/11	9,635	10,288
Florida Dept. of Transp.	5.000%	7/1/19	12,895	14,893
Florida Dept. of Transp.	5.000%	7/1/22	6,055	6,826
Florida Dept. of Transp.	5.000%	7/1/25	10,000	10,462
Florida Division Board Financial Dept. of General Services Systems Rev.
(Dept. of Environmental Protection)	6.000%	7/1/12 (2)	11,500	12,654
Florida Higher Educ. Fac. Finance Auth. Rev. (Ringling College) VRDO	0.550%	5/7/10 LOC	14,280	14,280
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12	40,000	42,936
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12	17,865	19,271
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13	38,000	41,361
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14	14,000	15,395
Florida Muni. Power Agency Rev.	5.000%	10/1/18	3,630	3,869
Florida Muni. Power Agency Rev.	5.000%	10/1/19	3,535	3,740
Florida Muni. Power Agency Rev.	5.250%	10/1/19 (4)	10,000	11,172
Florida Muni. Power Agency Rev.	5.000%	10/1/27	12,500	12,996
Florida Muni. Power Agency Rev.	5.750%	10/1/27	3,000	3,300
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/13 (4)	3,905	4,267
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (14)	2,185	2,189
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (4)	5,000	5,267
Florida Turnpike Auth. Rev.	5.000%	7/1/15	4,000	4,540
Florida Turnpike Auth. Rev.	5.000%	7/1/17	5,760	6,514

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Turnpike Auth. Rev.	5.000%	7/1/19	6,755	7,663
Florida Turnpike Auth. Rev.	5.000%	7/1/19	1,365	1,524
Florida Turnpike Auth. Rev.	5.000%	7/1/19 (2)	4,150	4,520
Florida Turnpike Auth. Rev.	5.000%	7/1/20	1,275	1,431
Florida Turnpike Auth. Rev.	5.000%	7/1/20	3,000	3,320
Florida Turnpike Auth. Rev.	5.000%	7/1/20 (2)	2,745	2,970
Florida Turnpike Auth. Rev.	5.000%	7/1/22 (2)	5,120	5,475
Florida Water Pollution Control Financing Corp. Rev.	5.000%	1/15/20	2,000	2,236
Fort Myers FL Rev.	5.000%	12/1/25 (14)	7,340	7,598
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.	5.000%	10/1/25	1,690	1,768
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	125	144
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	145	168
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	260	300
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	190	219
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	820	947
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/17	3,000	3,265
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/18	1,700	1,785
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/18	3,000	3,220
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/18	2,000	2,146
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/19	3,000	3,187
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20	875	904
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20	7,000	7,369
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20	2,155	2,269
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20	1,000	1,033
Highlands County FL Health Rev. (Adventist Health System)	4.500%	11/15/21	2,250	2,267
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21	135	139
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21	1,000	1,029
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/21	2,000	2,131
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22	740	759
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22	1,000	1,026
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23	1,310	1,339
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23	500	511
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/27	10,000	10,009
Hillsborough County FL Assement Rev.	5.000%	3/1/22 (14)	6,260	6,375
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/15	2,500	2,782
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/17	2,750	3,036
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/18	3,400	3,748
Hillsborough County FL IDA (Univ. Community Hosp.)	5.500%	8/15/17	3,650	3,740
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/19 (14)	3,500	3,724
Hillsborough County FL IDA Rev. (Tampa Electric Co. Project) PUT	5.000%	3/15/12 (2)	8,000	8,393
Hillsborough County FL School Board COP	5.500%	7/1/14 (14)	4,370	4,919
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	17,319
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,333
Hillsborough County FL Util. Refunding Rev.	5.500%	8/1/13 (2)(ETM)	5,255	5,945
Hillsborough County FL Util. Refunding Rev.	5.500%	8/1/13 (2)	4,745	5,334
Jacksonville FL Captial Project Rev. VRDO	0.550%	5/7/10 LOC	12,905	12,905
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.270%	5/7/10	12,000	12,000
Jacksonville FL Electric Auth. Rev. (St. John’s River Power Park)	5.000%	10/1/19 (14)	5,000	5,474
Jacksonville FL Electric Auth. Rev. (St. John’s River Power Park)	5.000%	10/1/20 (14)	5,000	5,427
Jacksonville FL Sales Taxes Rev.	5.500%	10/1/13 (14)	3,045	3,440
Jacksonville FL Sales Taxes Rev.	5.000%	10/1/23	5,415	5,878
Jacksonville FL Sales Taxes Rev.	5.000%	10/1/24	5,685	6,136
Jacksonville FL Sales Taxes Rev.	5.000%	10/1/25	5,970	6,415
Jacksonville FL Sales Taxes Rev.	4.750%	10/1/28	13,280	13,679
Jacksonville FL Special Rev.	5.000%	10/1/25	4,800	5,069
Kissimmee FL Util. Auth. Electric System Rev.	5.250%	10/1/18 (4)	3,000	3,368
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,484
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,256
Lakeland FL Electric & Water Rev.	6.050%	10/1/12 (4)	10,000	11,123
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (14)	7,000	6,876
Manatee County FL School Dist. Tax Rev.	5.000%	10/1/13 (2)	5,140	5,608
Miami-Dade County FL Aviation–Miami International Airport	5.000%	10/1/10 (14)	2,540	2,579
Miami-Dade County FL Aviation–Miami International Airport	5.000%	10/1/23 (12)	1,800	1,890
Miami-Dade County FL Aviation–Miami International Airport	5.000%	10/1/29 (12)	4,000	4,066
Miami-Dade County FL Aviation–Miami International Airport	5.000%	10/1/29	7,200	7,164
Miami-Dade County FL Aviation–Miami International Airport	5.375%	10/1/35	5,000	5,090
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14 (2)(Prere.)	13,760	15,533
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14 (2)(Prere.)	10,910	12,316
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/20 (2)	2,040	2,133
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/24 (2)	5,275	5,402
Miami-Dade County FL School Board COP	5.000%	8/1/11 (2)	6,845	7,155
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	8,525	9,074

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL School Board COP	5.000%	2/1/13 (12)	5,175	5,630
Miami-Dade County FL School Board COP	5.000%	8/1/13 (2)	10,000	10,730
Miami-Dade County FL School Board COP	5.000%	5/1/16 (12)	9,335	10,348
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,571
Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	5,883
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,468
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,343
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	2,698
Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	27,112
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,534
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	29,529
Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	15,112
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,078
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	13,718
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	16,252
Miami-Dade County FL Water & Sewer Rev.	5.250%	10/1/21	20,000	22,225
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26 (14)	7,400	7,692
North Brevard County FL Hosp. Dist. Rev. (Parrish Medical Center Project)	5.500%	10/1/28	5,000	5,184
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/21	2,215	2,388
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/23	2,000	2,133
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/29	11,000	11,383
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project) VRDO	0.280%	5/7/10 LOC	8,600	8,600
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare) VRDO	0.300%	5/3/10 (4)	21,420	21,420
Orange County FL Health Fac. Rev. (Orlando Health Inc.)	5.250%	10/1/21	8,000	8,233
Orange County FL IDA Rev. (Catholic Charities) VRDO	0.370%	5/3/10 LOC	1,000	1,000
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,351
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,132
Orange County FL School Board COP	4.500%	8/1/26	8,400	8,276
Orange County FL School Board COP	4.500%	8/1/27	7,000	6,835
Orange County FL Tourist Dev. Rev.	5.000%	10/1/17	5,955	6,565
Orange County FL Tourist Dev. Rev.	5.000%	10/1/18 (14)	18,980	20,690
Orange County FL Tourist Dev. Rev.	5.000%	10/1/20 (14)	25,345	27,383
Orange County FL Tourist Dev. Rev.	5.000%	10/1/21 (14)	16,605	17,843
Orange County FL Tourist Dev. Rev.	5.000%	10/1/27 (2)	12,630	12,961
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/13 (2)	5,000	5,477
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/14 (2)	4,000	4,355
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/27	7,780	8,068
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/30	3,500	3,573
2 Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/20	4,570	5,245
2 Orlando FL Util. Comm. Util. System Rev.	5.250%	10/1/21	5,000	5,843
2 Orlando FL Util. Comm. Util. System Rev.	5.250%	10/1/22	3,245	3,793
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13 (ETM)	9,500	10,789
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14 (ETM)	4,500	5,229
Palm Beach County FL School Board COP	5.000%	8/1/13 (14)	2,095	2,296
Palm Beach County FL School Board COP	5.375%	8/1/13 (2)	2,690	2,978
Palm Beach County FL School Board COP VRDO	0.300%	5/7/10 (4)	32,675	32,675
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28	15,000	16,117
Port St. Lucie FL Util. Rev.	5.000%	9/1/29 (12)	4,180	4,251
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	7,500	8,036
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23	5,000	5,367
Seminole County FL Water & Sewer Rev.	5.000%	10/1/24	7,805	8,341
South Florida Water Management Dist.	5.000%	10/1/13 (2)	5,000	5,551
South Florida Water Management Dist.	5.000%	10/1/14 (2)	9,460	10,614
South Florida Water Management Dist.	5.000%	10/1/15 (2)	5,800	6,525
South Florida Water Management Dist.	5.000%	10/1/16 (2)	3,000	3,366
South Florida Water Management Dist.	5.000%	10/1/24 (2)	4,000	4,208
South Florida Water Management Dist.	5.000%	10/1/25 (2)	8,000	8,380
Tallahassee FL Energy System Rev.	5.250%	10/1/13 (4)	4,380	4,882
Tallahassee FL Energy System Rev.	5.250%	10/1/14 (4)	3,980	4,486
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.250%	12/1/20	10,000	10,037
Tampa Bay FL Water Util. System Rev.	6.000%	10/1/29 (14)	10,000	12,030
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/11 (14)	3,000	3,040
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/19 (2)	11,470	12,132
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/21 (2)	11,355	11,856
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/22 (2)	13,470	13,942
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/23 (2)	4,000	4,137
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/24 (2)	15,100	15,559
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,623
Winter Park FL Water & Sewer Rev.	5.000%	12/1/29	1,975	2,070
				2,090,190

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia (3.9%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	0.370%	5/3/10 LOC	4,200	4,200
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (14)	11,930	12,083
Atlanta GA Airport Fac. Rev.	5.875%	1/1/16 (14)	5,000	5,069
Atlanta GA GO	5.250%	12/1/17 (12)	2,365	2,724
Atlanta GA GO	5.250%	12/1/18 (12)	3,040	3,505
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,693
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,751
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/10 (4)	10,000	10,227
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/11 (4)	10,000	10,622
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/16 (4)	7,000	7,842
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17 (4)	8,000	8,945
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17 (3)	5,400	5,846
Atlanta GA Water & Wastewater Rev.	6.000%	11/1/21	1,000	1,123
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/22 (4)	10,000	11,028
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	6,600	7,562
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/26 (4)	15,220	17,381
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27 (4)	6,035	6,879
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.950%	4/1/11	16,000	16,545
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	10,000	10,571
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	0.320%	5/7/10 LOC	10,000	10,000
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	0.320%	5/7/10 LOC	40,105	40,105
Cobb County GA Hosp. Auth. Rev. Antic Certificates (Equipment Pool Project) VRDO	0.320%	5/7/10 LOC	15,600	15,600
Cobb County GA Kennestone Hosp. Auth. Rev.	6.250%	4/1/34 (2)	1,000	1,123
Cobb County GA Kennestone Hosp. Auth. Rev.	5.500%	4/1/37 (2)	7,500	7,910
Columbus GA Building Auth. Lease Rev.	4.000%	1/1/19	1,910	2,070
DeKalb County GA Private Hosp. Auth. RAN (Children’s Healthcare)	5.000%	11/15/17	1,250	1,364
DeKalb County GA Private Hosp. Auth. RAN (Children’s Healthcare)	5.000%	11/15/20	1,400	1,498
Fayette County GA Hosp. Auth. RAN (Fayette Community Hosp.)	5.250%	6/15/23	11,395	12,072
Fulton County GA COP	5.750%	11/1/10 (2)(Prere.)	6,000	6,221
Fulton County GA COP	6.000%	11/1/10 (2)(Prere.)	5,985	6,213
Fulton County GA COP	6.000%	11/1/10 (2)(Prere.)	6,325	6,566
Fulton County GA COP	6.000%	11/1/10 (2)(Prere.)	4,675	4,853
Fulton County GA Dev. Auth. (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,435
Fulton County GA School Dist. GO	6.375%	5/1/10	4,275	4,276
Georgia GO	6.750%	9/1/10	8,000	8,171
Georgia GO	5.700%	7/1/11	4,470	4,743
Georgia GO	5.750%	9/1/11	2,500	2,675
Georgia GO	5.000%	10/1/11	7,000	7,445
Georgia GO	5.000%	11/1/11 (Prere.)	15,570	16,601
Georgia GO	5.000%	4/1/12	8,020	8,683
Georgia GO	5.000%	10/1/13	20,095	22,707
Georgia GO	5.500%	7/1/14	10,750	12,510
3 Georgia GO	5.000%	10/1/14	18,250	20,984
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	8,232
Georgia GO	5.000%	10/1/15	21,495	25,007
Georgia GO	5.000%	7/1/16	5,300	6,035
Georgia GO	5.000%	7/1/19	15,000	17,665
Georgia GO	5.000%	7/1/20	27,000	31,909
Georgia Muni. Electric Power Auth. Rev.	6.500%	1/1/17 (14)	9,420	10,979
Georgia Port Auth. Rev. (Garden City Terminal Project) VRDO	0.320%	5/7/10 LOC	12,000	12,000
Georgia Road & Tollway Auth. Federal Highway Reimbursement Rev.	5.000%	6/1/20	10,000	11,244
Georgia Road & Tollway Auth. GAN	5.000%	6/1/14 (14)	3,000	3,408
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/14	16,735	18,932
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/15	31,260	35,646
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/16	41,105	46,847
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/17	20,765	23,654
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/21	19,000	21,245
Georgia Road & Tollway Auth. Rev. (Federal Highway Grant)	5.000%	6/1/15	3,625	4,134
Georgia Road & Tollway Auth. Rev. (Federal Highway Grant)	5.000%	6/1/16	25,855	29,467
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/14	9,385	10,064
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/15	8,775	9,499
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/16	9,000	9,652
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14	32,395	36,648
Gwinnett County GA Dev. Auth. COP	5.250%	1/1/19 (14)	4,825	5,521
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,492
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,295
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) RAN	4.625%	8/1/29	5,500	5,393
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/15	6,380	6,876
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/17	2,000	2,111
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/20	23,970	24,916
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	12,000	11,728

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	37,000	38,202
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/22	9,490	9,221
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/18 (4)	10,000	11,400
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/19 (14)	30,450	34,516
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/20 (14)	9,800	11,111
Muni. Electric Auth. Georgia Rev.	5.000%	4/1/17	3,980	4,434
Muni. Electric Auth. Georgia Rev.	5.000%	4/1/18	3,500	3,899
Muni. Electric Auth. Georgia Rev.	5.000%	4/1/18	3,565	3,971
Muni. Electric Auth. Georgia Rev.	5.000%	4/1/19	3,000	3,339
Muni. Electric Auth. Georgia Rev.	5.000%	4/1/19	3,160	3,517
Muni. Electric Auth. Georgia Rev.	5.000%	1/1/20	35,000	38,519
2 Muni. Electric Auth. Georgia Rev.	5.000%	11/1/23	14,605	15,838
2 Muni. Electric Auth. Georgia Rev.	5.000%	11/1/24	11,650	12,568
Muni. Electric Auth. Georgia Rev. (General Resolution Projects)	5.250%	1/1/16	3,480	3,922
Muni. Electric Auth. Georgia Rev. (General Resolution Projects)	5.750%	1/1/19	51,440	59,362
Muni. Electric Auth. Georgia Rev. (Project One Sub)	5.250%	1/1/16	6,580	7,416
Richmond County GA Hosp. Auth. (Univ. of Health Services)	5.500%	1/1/24	17,500	18,121
South Fulton GA Municipal Regional Water & Sewer Auth. Water Rev. VRDO	0.330%	5/7/10 LOC	15,900	15,900
				1,109,276
Hawaii (0.9%)
Hawaii GO	5.750%	10/1/10 (14)(Prere.)	2,210	2,261
Hawaii GO	5.750%	10/1/10 (14)(Prere.)	2,130	2,179
Hawaii GO	5.875%	10/1/10 (14)(Prere.)	2,000	2,047
Hawaii GO	6.000%	11/1/10 (4)(ETM)	10,000	10,286
Hawaii GO	5.375%	8/1/11 (14)(Prere.)	13,900	14,740
Hawaii GO	5.375%	8/1/11 (14)(Prere.)	16,595	17,598
Hawaii GO	5.375%	8/1/11 (14)(Prere.)	17,985	19,072
Hawaii GO	5.375%	8/1/14 (14)	11,650	12,285
Hawaii GO	5.000%	7/1/17 (2)	45,035	50,684
Hawaii GO	5.000%	10/1/22 (14)	7,000	7,544
Hawaii GO	5.000%	10/1/23 (14)	5,000	5,338
Hawaii GO	5.000%	10/1/24 (14)	3,000	3,194
Hawaii GO	5.000%	3/1/25 (4)	6,000	6,567
Honolulu HI City & County GO	5.250%	7/1/14 (4)	10,000	11,501
Honolulu HI City & County GO	5.250%	7/1/15 (4)	7,500	8,747
Honolulu HI City & County GO	5.250%	7/1/16 (4)	7,500	8,770
Honolulu HI City & County GO	5.250%	7/1/17 (4)	7,625	8,941
Honolulu HI City & County GO	5.250%	7/1/18 (4)	2,860	3,373
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,397
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	3,037
Honolulu HI City & County GO	5.000%	7/1/24 (4)	2,570	2,816
Honolulu HI City & County Wastewater System Rev.	5.000%	7/1/20	4,000	4,524
Honolulu HI City & County Wastewater System Rev.	5.000%	7/1/21	2,500	2,800
Honolulu HI City & County Wastewater System Rev.	5.000%	7/1/22	3,000	3,338
State of Hawaii	5.375%	8/1/11 (14)(3)(Prere.)	4,010	4,254
State of Hawaii	5.375%	8/1/11 (14)(3)(Prere.)	4,065	4,312
State of Hawaii	5.375%	8/1/12 (14)(3)	10,480	11,070
State of Hawaii	5.375%	8/1/13 (14)(3)	10,635	11,228
State of Hawaii	5.000%	2/1/18	5,555	6,397
State of Hawaii	5.000%	2/1/19	6,000	6,905
State of Hawaii	5.000%	2/1/20	6,000	6,913
				266,118
Idaho (0.2%)
Idaho Bond Bank Auth. Rev.	5.250%	9/15/24	2,000	2,279
Idaho Bond Bank Auth. Rev.	5.250%	9/15/26	1,000	1,125
Idaho Health Fac. Auth. Rev. (Trinity Health Group)	6.125%	12/1/28	12,050	13,350
Idaho Housing & Finance Assn.	4.750%	7/15/19	5,000	5,567
Idaho Housing & Finance Assn. RAN	5.000%	7/15/14	4,890	5,529
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.350%	5/7/10 LOC	15,825	15,825
				43,675
Illinois (5.0%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,234
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (14)	26,000	25,192
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/13 (14)	29,170	27,450
Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/19 (14)	5,610	3,678
Chicago IL Board of Educ. GO	5.000%	12/1/16 (4)	1,985	2,232
Chicago IL Board of Educ. GO	0.000%	12/1/18 (14)	4,520	3,140
Chicago IL Board of Educ. GO	5.000%	12/1/18 (4)	2,500	2,766
Chicago IL Board of Educ. GO	5.000%	12/1/19 (4)	6,130	6,723
Chicago IL Board of Educ. GO	5.000%	12/1/20 (4)	1,500	1,632
Chicago IL Board of Educ. GO	5.000%	12/1/24 (4)	6,650	7,037

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Board of Educ. GO	5.250%	12/1/24 (4)	32,965	35,714
Chicago IL Board of Educ. GO	5.000%	12/1/26 (4)	12,640	13,106
Chicago IL Board of Educ. GO	0.000%	12/1/31 (3)(14)	5,180	1,574
Chicago IL GO	5.500%	1/1/17 (4)	18,430	21,280
Chicago IL GO	5.000%	1/1/21 (4)	18,155	19,563
Chicago IL GO	0.000%	1/1/22	4,750	2,753
Chicago IL GO	0.000%	1/1/23	4,900	2,673
Chicago IL GO	5.000%	1/1/23	10,585	11,471
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,533
Chicago IL GO	0.000%	1/1/27	7,000	2,984
Chicago IL GO	5.000%	1/1/27 (14)	8,200	8,577
Chicago IL GO	5.000%	1/1/28 (14)	9,900	10,302
Chicago IL GO VRDO	0.240%	5/3/10	16,100	16,100
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	5,540	6,085
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	13,425	14,746
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	7,150	7,854
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	3,715	4,082
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.450%	5/7/10	5,375	5,375
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/12 (14)	10,000	10,624
Chicago IL O’Hare International Airport Rev.	5.250%	1/1/14 (14)	2,000	2,199
Chicago IL O’Hare International Airport Rev.	5.250%	1/1/15 (14)	5,000	5,533
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/18 (4)	7,025	7,677
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/19 (4)	8,920	9,725
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/19 (4)	22,920	24,792
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/21 (4)	15,960	17,048
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/22 (4)	18,295	19,442
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/23 (4)	15,275	16,150
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/24 (4)	18,250	19,149
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/14	4,200	4,599
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/18 (2)	10,000	10,717
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/24 (12)	5,000	5,333
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/25 (12)	11,000	11,684
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/26 (12)	8,260	8,727
Chicago IL Transit Auth. Rev.	5.000%	6/1/13	4,000	4,339
Chicago IL Transit Auth. Rev.	5.000%	6/1/15	6,060	6,644
Chicago IL Transit Auth. Rev.	5.500%	6/1/18	7,435	8,313
Chicago IL Transit Auth. Rev.	5.000%	6/1/20 (Prere.)	3,185	3,442
Chicago IL Transit Auth. Sales Tax Receipts Rev.	5.000%	12/1/19	9,915	10,920
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,595	3,856
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,200	3,433
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	4,035	4,328
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	2,000	2,145
Chicago IL Water Rev.	0.000%	11/1/14 (2)	7,460	6,702
Chicago IL Water Rev.	0.000%	11/1/15 (2)	7,555	6,498
Chicago IL Water Rev.	5.000%	11/1/19 (4)	17,565	19,447
Cook County IL GO	5.000%	11/15/18	8,000	9,010
Cook County IL GO	5.000%	11/15/20	7,500	8,268
Cook County IL GO	5.000%	11/15/21	5,410	5,905
Cook County IL High School Dist. (Thornton Township)	5.000%	12/1/15 (12)	2,020	2,304
Cook County IL High School Dist. (Thornton Township)	5.500%	12/1/17 (12)	2,000	2,340
Du Page & Cook Counties IL Community Consolidated School Dist. GO	4.500%	1/1/21 (14)	4,900	5,168
Grundy & Will Counties IL Community USD	5.875%	2/1/23	2,315	2,618
Grundy & Will Counties IL Community USD	5.875%	2/1/25	2,720	3,037
Grundy & Will Counties IL Community USD	5.875%	2/1/26	3,060	3,401
Grundy & Will Counties IL Community USD	5.875%	8/1/28	6,520	7,189
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	3.375%	2/3/14	10,000	10,559
Illinois Finance Auth. Rev. (Advocate Health)	5.000%	4/1/19	1,500	1,605
Illinois Finance Auth. Rev. (Advocate Health)	5.000%	4/1/20	2,000	2,109
Illinois Finance Auth. Rev. (Advocate Health)	5.000%	4/1/21	6,535	6,826
Illinois Finance Auth. Rev. (Advocate Health)	5.000%	4/1/22	10,000	10,401
Illinois Finance Auth. Rev. (Advocate Health) PUT	4.375%	7/1/14	7,500	7,871
Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.300%	5/7/10	27,000	27,000
Illinois Finance Auth. Rev. (Central Dupage Health)	5.000%	11/1/27	18,725	18,994
Illinois Finance Auth. Rev. (Central Dupage Health)	5.125%	11/1/29	15,000	15,095
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.500%	8/15/28	21,760	22,311
Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	0.250%	5/3/10 LOC	9,415	9,415
Illinois Finance Auth. Rev. (Memorial Health System)	5.250%	4/1/29	12,670	12,300
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.250%	7/1/28	8,500	8,890
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.750%	8/15/30	9,000	9,725
Illinois Finance Auth. Rev. (OSF Healthcare System)	7.000%	11/15/29	10,000	11,125
2 Illinois Finance Auth. Rev. (Palos Community Hosp.)	5.375%	5/15/30	34,070	35,041
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.000%	11/1/23 (14)	5,000	5,056

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.750%	11/1/28 (14)	3,000	3,108
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	6.375%	11/1/29	7,000	7,523
Illinois Finance Auth. Rev. (Silver Cross & Medical Centers)	5.500%	8/15/30	5,000	4,659
Illinois Finance Auth. Rev. (Southern Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,183
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/18	3,555	3,839
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/19	11,605	12,449
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/20	3,185	3,404
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/22	10,000	10,509
Illinois GO	5.000%	10/1/10	9,000	9,160
Illinois GO	5.375%	7/1/12 (14)(Prere.)	5,500	6,041
Illinois GO	5.375%	7/1/12 (14)(Prere.)	5,000	5,489
Illinois GO	5.250%	10/1/12	14,000	15,212
Illinois GO	5.500%	8/1/13 (14)	14,005	15,498
Illinois GO	5.250%	10/1/14	40,000	43,786
Illinois GO	5.000%	1/1/15	6,050	6,612
Illinois GO	5.500%	8/1/17 (14)	7,500	8,026
Illinois GO	5.500%	8/1/18 (14)	6,000	6,421
Illinois GO	5.000%	1/1/19	10,000	10,734
Illinois GO	5.000%	1/1/19 (4)	24,910	27,292
Illinois GO	5.000%	1/1/19 (4)	15,475	16,610
Illinois GO	5.000%	1/1/20 (12)	8,635	9,415
Illinois GO	5.000%	1/1/21 (4)	31,470	33,452
Illinois GO	5.000%	1/1/22	2,740	2,892
Illinois GO	5.000%	11/1/24 (2)	5,000	5,142
Illinois GO	5.000%	4/1/26 (2)	12,600	12,897
Illinois GO	5.000%	6/1/26	900	914
Illinois GO	5.000%	6/1/26	5,100	5,256
Illinois GO	5.000%	6/1/27 (14)	4,000	4,052
Illinois GO	5.000%	3/1/28	15,000	15,208
Illinois Health Fac. Auth. Rev. (Elmhurst Memorial Hosp.)	6.250%	1/1/17	5,060	5,213
Illinois Regional Transp. Auth. Rev.	6.250%	7/1/22 (4)	5,000	6,176
Illinois Regional Transp. Auth. Rev.	6.000%	7/1/23 (14)	5,000	5,996
Illinois Regional Transp. Auth. Rev.	6.250%	7/1/23 (4)	11,475	14,171
Illinois Sales Tax Rev.	6.125%	6/15/10 (Prere.)	4,250	4,281
Illinois Sales Tax Rev.	6.125%	6/15/14	6,850	6,894
Illinois Sales Tax Rev.	5.375%	6/15/18	9,860	11,200
Illinois Sales Tax Rev.	5.375%	6/15/20	9,635	11,112
Illinois Sales Tax Rev.	5.000%	6/15/28 (14)	6,000	6,230
Illinois State Build Rev.	5.000%	6/15/19	6,000	6,621
Illinois State Build Rev.	5.000%	6/15/20	5,225	5,703
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	23,000	24,372
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	5,000	5,341
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/24 (4)	20,000	21,251
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/25 (4)	5,700	6,025
Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	0.310%	5/7/10 (4)	16,500	16,500
Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	0.330%	5/7/10	8,200	8,200
Kendall Kane & Will Counties IL Community Unit School Dist.	0.000%	2/1/28 (4)	3,125	1,243
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10 (2)	8,690	8,730
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/16 (14)	8,330	6,490
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/19 (14)	38,340	25,225
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/21 (14)	6,000	3,414
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/23 (14)	32,515	16,158
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/23 (14)	21,000	10,436
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/24 (14)	15,795	7,318
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/25 (14)	19,785	8,566
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/29 (14)	30,000	9,862
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/29 (4)	30,700	10,092
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/30 (4)	24,740	7,813
Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/14 (12)	2,800	2,463
Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/15 (12)	2,800	2,348
Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/16 (12)	2,900	2,299
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/16 (14)	15,270	12,612
				1,410,023
Indiana (1.0%)
Decatur Township IN Multi-School Buildings Corp. Rev.	5.000%	7/15/21 (4)	5,695	6,199
Franklin IN Community Multi-School Building Corp.	5.000%	7/15/23 (4)	2,480	2,759
Hammond IN School Building Corp.	5.000%	7/15/24 (14)	2,735	2,871
Hammond IN School Building Corp.	5.000%	7/15/25 (14)	2,875	3,010
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/20	4,370	4,586
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/23	3,570	3,687
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/24	10,855	11,409

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/25	13,895	14,584
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/26	14,425	15,017
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/27	8,615	8,932
Indiana Finance Auth. Lease Rev.	5.000%	11/1/17	7,500	8,320
Indiana Finance Auth. Rev.	5.000%	7/1/15	3,865	4,312
Indiana Finance Auth. Rev.	5.000%	7/1/17	3,315	3,672
Indiana Finance Auth. Rev.	5.000%	7/1/18	4,085	4,523
Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.000%	7/1/14	2,510	2,792
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	3.750%	2/1/12	10,000	10,469
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/24	2,000	2,001
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/25	14,000	13,967
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26	15,000	14,675
Indiana Muni. Power Agency Rev.	5.250%	1/1/15 (14)	750	803
Indiana Muni. Power Agency Rev.	5.625%	1/1/28	4,640	5,004
Indiana Muni. Power Agency Rev.	5.750%	1/1/29	2,000	2,164
Indiana Office Building Comm. Fac. Rev. (New Castle Correctional Fac.)	5.250%	7/1/19 (14)(3)	3,515	3,901
Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12 (14)	4,500	4,962
Indianapolis IN Gas Util. Rev.	5.000%	8/15/21 (4)	3,530	3,815
Indianapolis IN Gas Util. Rev.	5.000%	8/15/22 (4)	15,655	16,788
Indianapolis IN Local Public Improvement Bond Bank Notes	5.000%	1/15/18	3,195	3,626
Indianapolis IN Local Public Improvement Bond Bank Notes	5.000%	1/15/19	3,000	3,400
Indianapolis IN Local Public Improvement Bond Bank Notes	5.000%	1/15/20	1,545	1,749
Indianapolis IN Local Public Improvement Bond Bank Notes	5.000%	1/15/21	8,590	9,619
Indianapolis IN Local Public Improvement Bond Bank Notes	5.000%	1/15/22	7,000	7,778
Indianapolis IN Local Public Improvement Rev.	5.000%	2/1/18	15,070	17,038
Indianapolis IN Local Public Improvement Rev.	5.000%	2/1/20	5,000	5,600
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/22	1,425	1,570
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/23	1,895	2,076
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/25	2,085	2,258
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/26	1,985	2,139
Indianapolis IN Local Public Improvement Rev. (Bank-Waterworks Project)	5.500%	1/1/29	10,000	10,607
Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/20	2,100	2,432
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	13,250	14,686
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	11,750	13,023
Whiting IN Environmental Fac. Rev. (BP Products) PUT	2.800%	6/2/14	18,000	18,467
				291,290
Iowa (0.3%)
Clinton Community School Dist. Iowa School Infrastructure Sales Services	4.750%	7/1/26	1,970	1,986
Clinton Community School Dist. Iowa School Infrastructure Sales Services	4.750%	7/1/27	1,565	1,569
Clinton Community School Dist. Iowa School Infrastructure Sales Services	5.000%	1/1/30	6,080	6,106
Des Moines IA Independent Community School Dist. School Infrastructure	5.000%	6/1/19	3,400	3,759
Iowa Finance Auth. Health Fac. Rev.	5.250%	8/15/29 (12)	5,500	5,679
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.250%	2/15/29 (12)	13,500	13,921
Iowa Finance Auth. Rev. (Drake Univ. Project) VRDO	0.290%	5/3/10 LOC	28,300	28,300
Iowa GO	5.500%	2/15/13 (14)	8,945	9,965
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	5.000%	12/1/20	1,000	1,169
Iowa State Special Obligation (Ijobs Program)	5.000%	6/1/24	7,000	7,630
Iowa Student Loan Liquidity Corp. Rev.	5.000%	12/1/16	8,545	9,033
Iowa Student Loan Liquidity Corp. Rev.	5.250%	12/1/17	5,655	6,014
				95,131
Kansas (0.4%)
Cowley Conty KS USD GO	4.750%	9/1/26 (4)	3,680	3,823
Cowley Conty KS USD GO	4.750%	9/1/27 (4)	3,500	3,614
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/12	7,400	8,123
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/18	5,500	6,429
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/19	5,000	5,867
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/20	3,500	4,119
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.000%	11/15/20	1,150	1,230
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.000%	11/15/22	1,500	1,572
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.000%	11/15/24	2,800	2,889
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.000%	11/15/29	6,000	6,094
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.500%	11/15/29	10,435	11,030
Kansas Dev. Finance Auth. Rev. (Kansas Dept. of Commerce Impact Program)	5.000%	6/1/19	6,730	7,676
Kansas Dev. Finance Auth. Rev. (Kansas Dept. of Commerce Impact Program)	5.000%	6/1/20	7,070	8,063
Leavenworth County KS USD	4.500%	3/1/18 (12)	1,030	1,138
Leavenworth County KS USD	4.500%	9/1/18 (12)	1,030	1,138
Leavenworth County KS USD	4.500%	3/1/19 (12)	1,000	1,100
Leavenworth County KS USD	4.500%	9/1/19 (12)	600	661
Leavenworth County KS USD	4.500%	3/1/20 (12)	1,115	1,206
Leavenworth County KS USD	4.500%	9/1/20 (12)	1,185	1,280
Leavenworth County KS USD	4.750%	3/1/21 (12)	1,165	1,272

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Leavenworth County KS USD	4.750%	9/1/21 (12)	1,265	1,379
Leavenworth County KS USD	5.000%	3/1/22 (12)	1,060	1,174
Leavenworth County KS USD	5.000%	9/1/22 (12)	1,360	1,505
Leavenworth County KS USD	5.250%	3/1/23 (12)	1,455	1,628
Leavenworth County KS USD	5.250%	9/1/23 (12)	1,460	1,632
Leavenworth County KS USD	5.250%	3/1/24 (12)	450	500
Sedgwick County KS USD	5.000%	9/1/23 (12)	1,500	1,634
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/18	1,000	1,070
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/19	1,500	1,592
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/20	1,500	1,574
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/21	1,500	1,563
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/24	5,055	5,204
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/26	4,300	4,415
Wichita KS Hosp. Fac. Rev. (Via Christi Health System, Inc.)	5.000%	11/15/16	1,000	1,093
Wichita KS Hosp. Fac. Rev. (Via Christi Health System, Inc.)	5.250%	11/15/24	5,000	5,205
Wyandotte County Kansas City KS Unified Govt. Util. System Rev.	5.000%	9/1/24 (13)	5,000	5,588
				115,080
Kentucky (1.1%)
Berea KY Educ. Fac. Rev. (Berea College Project) VRDO	0.240%	5/3/10	7,355	7,355
Kentucky Asset/Liability Comm. Agency Fund Rev. (Federeal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,799
Kentucky Asset/Liability Comm. Agency Fund Rev. (Federeal Highway Trust)	5.000%	9/1/20	8,315	9,492
Kentucky Asset/Liability Comm. Agency Fund Rev. (Federeal Highway Trust)	5.000%	9/1/21	14,000	15,756
Kentucky Asset/Liability Comm. Agency Fund Rev. (Federeal Highway Trust)	5.000%	9/1/22	7,000	7,844
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (King’s Daughters)	5.000%	2/1/18	1,840	1,964
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (King’s Daughters)	5.000%	2/1/19	1,475	1,567
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (King’s Daughters)	5.000%	2/1/20	1,125	1,190
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (King’s Daughters)	5.000%	2/1/21	2,000	2,094
Kentucky GO CP	5.000%	11/1/20	4,500	4,950
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	6,135	6,276
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	3,500	3,580
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (Prere.)	9,725	10,290
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (Prere.)	11,815	12,501
Kentucky Property & Building Comm. Rev.	5.375%	10/1/11 (14)(Prere.)	5,000	5,333
Kentucky Property & Building Comm. Rev.	5.500%	8/1/12 (4)	10,000	10,979
Kentucky Property & Building Comm. Rev.	5.250%	8/1/13 (4)	27,540	28,999
Kentucky Property & Building Comm. Rev.	5.250%	10/1/13 (4)	14,965	16,821
Kentucky Property & Building Comm. Rev.	5.250%	8/1/15 (4)	15,480	16,280
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	1,500	1,719
Kentucky Property & Building Comm. Rev.	5.000%	10/1/16 (2)	2,000	2,256
Kentucky Property & Building Comm. Rev.	5.000%	8/1/18 (14)	8,350	9,387
Kentucky Property & Building Comm. Rev.	5.000%	10/1/18 (2)	6,000	6,749
Kentucky Property & Building Comm. Rev.	5.000%	11/1/18 (14)	7,175	7,980
Kentucky Property & Building Comm. Rev.	5.500%	8/1/19 (2)	6,870	7,961
Kentucky Property & Building Comm. Rev.	5.000%	10/1/19 (2)	5,000	5,612
Kentucky Property & Building Comm. Rev.	5.500%	8/1/20 (2)	4,320	5,007
Kentucky Property & Building Comm. Rev.	5.250%	2/1/23 (12)	6,215	6,850
Kentucky Property & Building Comm. Rev.	5.000%	11/1/23 (4)	5,120	5,533
Kentucky Property & Building Comm. Rev.	5.375%	11/1/23	9,010	9,983
Kentucky Property & Building Comm. Rev.	5.000%	11/1/24 (4)	5,000	5,373
Kentucky Property & Building Comm. Rev.	5.250%	2/1/25 (12)	4,995	5,479
Kentucky Property & Building Comm. Rev.	5.000%	11/1/26 (4)	8,000	8,501
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/26	2,500	2,688
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/23	9,890	10,803
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/24	7,065	7,671
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/25	7,000	7,559
Louisville & Jefferson County KY Metro. Govt. Pollution Rev. PUT	5.750%	12/2/13	23,000	25,289
				311,470
Louisiana (1.2%)
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/22 (12)	2,560	2,812
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/23 (12)	5,165	5,635
Jefferson Parish LA (Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/17	1,000	1,096
Jefferson Parish LA (Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/18	1,000	1,095
Jefferson Parish LA (Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/19	1,030	1,124
Jefferson Parish LA (Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/20	1,000	1,079
Jefferson Parish LA (Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/21	1,000	1,069
Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/20 (14)	6,200	6,649
Louisiana GO	5.000%	5/1/11 (4)	16,830	17,577
Louisiana GO	5.000%	5/1/12 (4)	18,955	20,481
Louisiana GO	5.250%	5/1/12 (14)	10,000	10,828
Louisiana GO	5.500%	5/15/12 (14)	12,660	13,236
Louisiana GO	5.500%	5/15/13 (14)	5,345	5,584

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana GO	5.000%	8/1/14 (14)	45,750	51,687
Louisiana GO	5.000%	5/1/18 (4)	25,210	27,908
Louisiana GO	5.000%	5/1/21 (4)	9,765	10,557
Louisiana GO	5.000%	5/1/23 (4)	26,665	28,550
Louisiana Local Govt. Environment Fac. & Community Dev. Auth. Rev. (Women’s Hosp.)	5.625%	10/1/30	15,905	15,407
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/15	4,055	4,269
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/17	1,520	1,558
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/27	15,165	14,379
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43	11,795	10,509
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/18 (2)	14,470	14,843
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/21 (2)	20,000	20,316
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/22 (2)	13,660	13,772
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/23 (2)	10,000	10,037
New Orleans LA Aviation Board Rev.	4.500%	1/1/16 (12)	4,535	4,897
New Orleans LA Aviation Board Rev.	4.500%	1/1/16 (12)	1,860	2,008
New Orleans LA Aviation Board Rev.	4.500%	1/1/17 (12)	1,390	1,491
New Orleans LA Aviation Board Rev.	4.500%	1/1/17 (12)	1,955	2,097
New Orleans LA Aviation Board Rev.	5.000%	1/1/18 (12)	2,200	2,426
New Orleans LA Aviation Board Rev.	5.000%	1/1/18 (12)	2,440	2,691
				327,667
Maine (0.1%)
Maine GO	4.000%	6/1/13	1,640	1,783
Maine GO	5.000%	6/1/16	4,270	4,932
Maine GO	5.000%	6/1/17	7,595	8,787
Portland ME Airport Rev. GO	5.000%	1/1/21 (4)	1,000	1,043
Portland ME Airport Rev. GO	5.000%	1/1/22 (4)	1,000	1,036
Portland ME Airport Rev. GO	5.000%	1/1/23	1,000	1,028
Portland ME Airport Rev. GO	5.000%	1/1/24 (4)	1,610	1,642
Portland ME Airport Rev. GO	5.000%	1/1/25 (4)	1,000	1,014
Portland ME Airport Rev. GO	5.000%	1/1/26 (4)	1,720	1,738
Portland ME Airport Rev. GO	5.000%	1/1/28 (4)	1,200	1,204
Portland ME Airport Rev. GO	5.000%	1/1/29 (4)	1,265	1,267
				25,474
Maryland (0.8%)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18 (2)	1,365	1,533
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/19 (2)	2,185	2,449
Maryland Dept. of Transp.	5.000%	6/1/15	1,725	1,991
Maryland Dept. of Transp.	5.000%	3/1/16	5,900	6,799
Maryland Dept. of Transp.	5.000%	2/15/18	4,600	5,344
Maryland Econ. Dev. Corp. PCR	6.200%	9/1/22	6,000	6,845
Maryland GO	5.000%	8/1/12	10,000	10,959
Maryland GO	5.000%	8/1/12	10,000	10,959
Maryland GO	5.000%	2/15/13	58,765	65,250
Maryland GO	5.000%	8/1/13	10,685	12,026
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	17,656
Maryland GO	5.500%	3/1/16	8,035	9,523
Maryland GO	5.000%	7/15/17	450	525
Maryland Health & Higher Educ. Fac. Auth. Rev.	5.500%	7/1/24 (2)	3,800	4,068
Maryland Health & Higher Educ. Fac. Auth. Rev.	5.250%	7/1/28 (2)	9,000	9,413
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/15	3,500	3,889
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,448
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,386
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.625%	7/1/10 (Prere.)	3,545	3,615
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/16	3,895	4,219
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/17	3,000	3,218
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/18	2,500	2,671
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/19	1,700	1,836
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.500%	7/1/20	1,500	1,513
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/21	2,000	2,131
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.750%	7/1/23	900	907
Maryland Transp. Auth. Rev.	5.000%	3/1/14	13,240	15,002
Maryland Transp. Auth. Rev.	5.000%	3/1/16	2,500	2,881
Maryland Transp. Auth. Rev.	5.250%	3/1/16	4,000	4,664
Maryland Transp. Auth. Rev.	5.000%	3/1/17	5,000	5,753
Maryland Transp. Auth. Rev.	5.250%	3/1/17	3,000	3,515
Maryland Transp. Auth. Rev.	5.250%	3/1/20	8,085	9,490
				238,478
Massachusetts (4.7%)
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13	4,065	4,410
Chelsea MA GO	5.500%	6/15/11 (2)	5,740	5,775
Chelsea MA GO	5.500%	6/15/12 (2)	5,000	5,031

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/18	3,745	4,458
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/21	6,840	8,257
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24 (14)	5,000	6,010
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/25 (14)	2,045	2,461
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.340%	5/7/10	11,400	11,400
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.340%	5/7/10	15,985	15,985
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.400%	5/7/10	15,155	15,155
Massachusetts Dept. of Transp. Metro Highway System Rev.	5.000%	1/1/20	2,610	2,986
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/13 (14)	16,670	17,382
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/14 (14)	7,340	7,587
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/15 (14)	8,310	8,577
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/16 (14)	3,500	3,594
Massachusetts Dev. Finance Agency Rev. (Draper Laboratory)	5.750%	9/1/25	6,765	7,401
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	5.500%	1/1/22	3,500	3,721
Massachusetts GAN	5.125%	6/15/10	10,755	10,796
Massachusetts GAN	5.250%	6/15/10	23,675	23,814
Massachusetts GAN	5.125%	12/15/10	5,000	5,019
Massachusetts GAN	5.125%	6/15/11	8,555	8,587
Massachusetts GAN	5.750%	12/15/11	20,000	20,640
Massachusetts GAN	5.750%	6/15/12	11,280	11,641
Massachusetts GAN	5.125%	12/15/12	5,000	5,018
Massachusetts GAN	5.125%	6/15/13	5,000	5,018
Massachusetts GAN	5.750%	6/15/13	10,000	10,320
Massachusetts GO	5.000%	11/1/13	8,000	8,999
Massachusetts GO	5.500%	11/1/13 (14)	8,605	9,820
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,481
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,162
Massachusetts GO	5.250%	8/1/15	5,000	5,797
Massachusetts GO	5.000%	9/1/15	14,360	16,482
Massachusetts GO	5.000%	9/1/16	7,710	8,855
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	29,181
Massachusetts GO	5.500%	11/1/16 (14)(ETM)	74,500	88,733
Massachusetts GO	5.500%	11/1/16 (2)(ETM)	50,000	59,552
Massachusetts GO	5.500%	11/1/17 (14)	20,000	23,663
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,282
Massachusetts GO	5.500%	11/1/17	10,000	11,831
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,936
Massachusetts GO	5.500%	10/1/18	9,500	11,294
Massachusetts GO	5.500%	10/1/20	8,500	10,179
Massachusetts GO	5.500%	10/1/20 (14)	10,915	13,071
Massachusetts GO	5.250%	8/1/21 (14)	10,000	11,736
Massachusetts GO	5.250%	8/1/21	25,000	29,339
Massachusetts GO	5.250%	8/1/22	20,000	23,556
1 Massachusetts GO TOB VRDO	0.340%	5/7/10 LOC	7,970	7,970
1 Massachusetts GO TOB VRDO	0.550%	5/7/10 (2)LOC	26,090	26,090
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston College)	5.500%	6/1/30	5,000	5,891
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/10 (14)	4,440	4,458
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/11 (14)	4,670	4,687
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/12 (14)	1,850	1,856
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/28	18,000	16,245
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/23	3,380	3,489
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/24	5,500	5,648
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/25	3,500	3,582
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/12	7,675	7,869
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/20	1,810	1,780
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/28	2,640	2,457
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.250%	4/1/20	1,685	2,167
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.000%	12/15/21	2,000	2,369
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/20	3,740	4,089
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/23	3,435	3,668
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/25	1,460	1,538
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/26	2,000	2,096
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/28	1,155	1,197
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12	8,000	8,293
Massachusetts Health & Educ. Fac. Auth. Rev. (Suffolk Univ.)	6.250%	7/1/30	5,000	5,371
Massachusetts Housing Finance Agency Housing Rev. VRDO	0.340%	5/7/10 LOC	42,100	42,100
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/12 (14)	22,865	24,341
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/13 (14)	20,000	21,094
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/13 (4)	5,000	5,604
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/15 (4)	10,000	11,506
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/21 (4)	41,095	44,680
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/23 (4)	6,800	7,328

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/27 (14)	7,830	8,226
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)	18,115	18,970
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	0.300%	5/7/10 (4)	4,375	4,375
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	8,685	9,764
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/19 (14)	5,000	5,649
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/21 (14)	6,875	7,742
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/26 (14)	29,860	33,986
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/28 (14)	11,075	12,589
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11	830	837
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11 (ETM)	6,475	6,859
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/12	295	298
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/14	140	140
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/18	1,000	1,182
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20	13,360	15,927
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20	7,500	8,941
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/21	6,955	8,270
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	10,000	11,953
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	6,500	7,770
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/10 (ETM)	30,220	30,612
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/18	3,700	4,275
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	37,515	45,823
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/19	21,580	24,996
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/19 (4)	5,000	5,892
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21 (2)	9,000	10,017
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/22 (2)	17,610	19,472
Massachusetts Water Resources Auth. Rev.	5.500%	8/1/22 (4)	4,350	5,275
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.400%	5/7/10 LOC	38,885	38,885
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.400%	5/7/10 LOC	20,500	20,500
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.400%	5/7/10 LOC	16,805	16,805
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.550%	5/7/10	25,150	25,150
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/19 (2)	25,625	27,542
				1,330,177
Michigan (2.2%)
Detroit MI GO	5.000%	4/1/14 (12)	9,780	9,932
Detroit MI GO	5.000%	4/1/15 (12)	7,970	8,078
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,498
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,600
Detroit MI Sewer System Rev.	5.000%	7/1/13 LOC(Prere.)	15,665	17,557
Detroit MI Sewer System Rev.	5.125%	7/1/15 (14)(Prere.)	12,375	14,410
Detroit MI Sewer System Rev.	0.000%	7/1/16 (14)	7,500	5,809
Detroit MI Sewer System Rev.	7.000%	7/1/27 (4)	12,500	14,560
Detroit MI Water Supply System	5.000%	7/1/19 (14)	5,000	5,077
Detroit MI Water Supply System	5.000%	7/1/20 (14)	7,665	7,778
Detroit MI Water Supply System	5.000%	7/1/20 (4)	8,535	8,795
Detroit MI Water Supply System	5.000%	7/1/22 (14)	4,000	4,027
Detroit MI Water Supply System	5.000%	7/1/23 (14)	4,000	4,078
Detroit MI Water Supply System	5.000%	7/1/24 (4)	26,925	27,308
Detroit MI Water Supply System	5.000%	7/1/25 (4)	9,305	9,393
Green Lake Township MI Econ. Dev. Corp. Rev. (Interlochen Center Project) VRDO	0.250%	5/3/10 LOC	3,000	3,000
Kent Hosp. MI Finance Auth. Rev. (Metro. Hosp.) PUT	5.500%	1/15/15	11,500	12,803
Kent Hosp. MI Finance Auth. Rev. PUT	5.250%	1/15/14	10,000	10,954
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	8,440	9,027
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	6,010	6,428
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	380	406
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	340	364
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	565	604
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	285	305
Michigan Building Auth. Rev.	5.500%	10/15/12	6,315	6,680
Michigan Building Auth. Rev.	5.250%	10/15/13 (4)	12,000	13,011
Michigan Building Auth. Rev.	5.500%	10/15/13	5,660	5,940
Michigan Building Auth. Rev.	5.250%	10/15/14 (4)	15,000	16,214
Michigan Building Auth. Rev.	5.500%	10/15/14	9,435	9,903
Michigan Building Auth. Rev.	5.250%	10/15/15 (4)	22,445	24,216
Michigan Building Auth. Rev.	5.500%	10/15/15	4,715	4,949
Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	9,000	9,706
Michigan Building Auth. Rev.	5.000%	10/15/18	12,575	13,289
Michigan Building Auth. Rev.	5.000%	10/15/19	8,315	8,804
Michigan GO	5.500%	12/1/13	6,125	6,818
Michigan GO	5.000%	5/1/17	33,880	37,012
Michigan GO	5.000%	5/1/18	12,985	14,164
Michigan GO	5.250%	11/1/23	2,000	2,144

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan GO	5.250%	9/15/25 (4)	10,810	11,418
Michigan GO	5.250%	9/15/26 (4)	12,805	13,459
Michigan Hosp. Finance Auth. Rev.	5.125%	6/1/19	2,500	2,645
Michigan Hosp. Finance Auth. Rev.	5.625%	6/1/24	5,000	5,274
Michigan Hosp. Finance Auth. Rev.	6.000%	6/1/29	4,000	4,265
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	11/15/18	4,000	4,375
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	11/15/19	5,000	5,451
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	3.750%	3/15/12	15,000	15,510
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12	9,595	10,181
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	11/1/12	2,500	2,686
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.300%	10/1/11 (ETM)	7,415	7,525
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/13 (ETM)	4,000	4,060
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/24	5,000	4,910
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.625%	11/15/29	15,775	15,728
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/32	17,005	15,836
Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	12,813
Michigan Muni. Bond Auth. RAN	5.000%	3/21/11	28,000	28,018
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/18	7,175	8,236
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/19	2,005	2,306
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/19	3,000	3,451
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/21	3,500	3,986
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/22	5,000	5,643
Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	5.500%	8/1/19	20,000	20,995
Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	6.375%	8/1/29	25,000	26,345
Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	8.000%	9/1/29	13,900	16,411
Univ. of Michigan Hosp. Rev. VRDO	0.240%	5/3/10	4,000	4,000
Univ. of Michigan Univ. Rev.	5.000%	4/1/21	11,210	12,929
				629,097
Minnesota (1.6%)
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/17	1,785	1,967
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/18	2,190	2,375
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/20	1,585	1,695
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/20	1,805	1,931
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/21	2,205	2,341
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/21	3,925	4,167
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/22	2,425	2,563
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.250%	11/15/29	7,000	7,100
Minneapolis MN Health Care System (Fairview Health Services)	6.000%	11/15/18	15,000	16,914
Minneapolis MN Health Care System (Fairview Health Services)	6.625%	11/15/28	15,500	17,325
Minnesota CTFS Partner Technology Lease Purchase	5.000%	6/1/17	9,690	10,936
Minnesota CTFS Partner Technology Lease Purchase	5.000%	6/1/18	8,925	9,974
Minnesota CTFS Partner Technology Lease Purchase	5.000%	6/1/19	10,680	11,832
Minnesota GO	5.000%	10/1/11	26,795	28,494
Minnesota GO	5.000%	11/1/11	24,545	26,190
Minnesota GO	5.000%	6/1/12	21,700	23,631
Minnesota GO	5.000%	11/1/12	21,920	24,202
Minnesota GO	5.000%	11/1/12	19,775	21,834
Minnesota GO	5.000%	8/1/13	5,780	6,497
Minnesota GO	5.000%	10/1/13	35,445	40,027
Minnesota GO	5.000%	11/1/13	28,270	31,996
Minnesota GO	5.000%	11/1/13	19,500	22,070
Minnesota GO	5.000%	12/1/13	10,610	12,035
Minnesota GO	5.000%	11/1/14	19,275	22,177
Minnesota GO	4.000%	12/1/14	3,730	4,133
Minnesota GO	5.000%	12/1/14	8,150	9,390
Minnesota GO	5.000%	11/1/15	19,775	23,007
Minnesota GO	5.000%	12/1/15	8,150	9,492
Minnesota GO	5.000%	8/1/19	4,140	4,872
Southern Minnesota Muni. Power Agency Power Supply System Rev.	5.250%	1/1/30	2,000	2,102
St. Cloud MN Health Care Rev. (Centracare Health System)	5.125%	5/1/30	7,000	6,970
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.500%	7/1/15	5,675	6,295
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.500%	7/1/16	11,775	12,954
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.500%	7/1/23	21,700	22,775
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,192
Univ. of Minnesota Rev.	5.000%	4/1/22	500	562
Univ. of Minnesota Rev.	4.600%	4/1/25	1,000	1,059
				460,076
Mississippi (0.3%)
Mississippi Dev. Bank (Harrison County Coliseum) VRDO	0.310%	5/7/10 LOC	25,000	25,000
Mississippi GO	5.750%	12/1/11	6,000	6,483
Mississippi GO	5.500%	9/1/12 (4)	5,000	5,528

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi GO	5.500%	12/1/16	3,435	4,061
Mississippi GO	5.000%	11/1/17	10,070	11,597
Mississippi GO	5.500%	12/1/17	4,000	4,749
Mississippi GO	5.500%	12/1/19	2,000	2,404
Mississippi GO	5.000%	12/1/20	10,000	11,213
Mississippi GO	5.000%	12/1/21	16,890	18,793
				89,828
Missouri (0.9%)
Cape Girardeau County MO IDA Health Care Fac. Rev.	5.625%	6/1/12 (Prere.)	5,655	6,189
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/26	3,910	4,129
Kansas City MO Airport Rev.	5.000%	9/1/13	11,550	12,793
Kansas City MO Airport Rev.	5.000%	9/1/14	10,000	11,196
Kansas City MO Special Obligation	0.000%	2/1/18	3,000	2,151
Kansas City MO Special Obligation	0.000%	2/1/19	7,615	5,142
Kansas City MO Water Rev.	5.000%	12/1/18 (13)	8,525	9,794
Missouri Board Public Building Special Obligation Rev.	5.000%	10/15/27	13,275	13,843
Missouri Dev. Finance Board Cultural Fac. Rev. (Nelson Gallery Foundation) VRDO	0.250%	5/3/10	5,900	5,900
Missouri Dev. Finance Board Cultural Fac. Rev. (Nelson Gallery Foundation) VRDO	0.250%	5/3/10	9,800	9,800
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	4.750%	6/1/25	3,230	3,089
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/12	4,190	4,602
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/13	5,250	5,941
2 Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System)	5.000%	6/1/19	2,420	2,634
2 Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System)	5.000%	6/1/21	4,000	4,288
2 Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System)	5.000%	6/1/22	5,270	5,622
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/12 (4)	3,365	3,526
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/13 (4)	3,580	3,736
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/14 (4)	3,260	3,389
Missouri Health & Educ. Fac. Auth. Rev. (Children’s Mercy Hosp.)	5.250%	5/15/29	19,230	19,339
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	2,000	2,080
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	3,000	3,119
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	3,430	3,567
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/12 (Prere.)	11,410	12,319
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/19	3,500	4,070
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/20	5,330	6,132
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/21	3,110	3,584
Missouri Joint. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/24 (2)	12,225	12,509
Missouri Joint. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/26 (2)	15,730	15,951
North Kansas City MO Hosp. Rev. (North Kansas City Hosp.) VRDO	0.290%	5/3/10 LOC	27,245	27,245
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11 (14)(Prere.)	11,560	12,236
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11 (14)(Prere.)	10,260	10,860
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	6.125%	7/1/24	6,000	6,409
				257,184
Montana (0.0%)
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/10 (14)	2,445	2,455
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/11 (14)	4,980	4,997
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/12 (14)	2,725	2,733
				10,185
Nebraska (0.2%)
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.500%	1/15/26	3,140	3,316
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.500%	1/15/27	3,300	3,467
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.750%	1/15/28	3,460	3,717
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.750%	1/15/29	3,530	3,776
Nebraska Public Power Dist. Rev.	5.000%	1/1/24	8,000	8,540
Nebraska Public Power Dist. Rev.	5.000%	1/1/25	14,245	15,119
Nebraska Public Power Dist. Rev.	5.000%	1/1/26	14,960	15,838
Nebraska Public Power Dist. Rev.	5.000%	1/1/27	5,705	6,024
Nebraska Public Power Dist. Rev.	5.000%	1/1/28	6,000	6,308
				66,105
Nevada (1.5%)
Clark County NV Airport Improvement Rev.	5.375%	7/1/10 (14)	8,470	8,531
Clark County NV Airport Improvement Rev.	5.000%	7/1/30	15,000	15,067
Clark County NV Airport Rev.	5.000%	7/1/21	2,000	2,146
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/15	6,525	7,115
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/16	5,575	6,054
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/30	15,000	14,923
Clark County NV School Dist. GO	5.375%	6/15/12 (14)(Prere.)	28,385	31,021
Clark County NV School Dist. GO	5.375%	6/15/12 (14)(Prere.)	29,765	32,530
Clark County NV School Dist. GO	5.000%	6/15/14	6,320	7,066
Clark County NV School Dist. GO	5.000%	6/15/15	22,120	24,883
Clark County NV School Dist. GO	5.000%	6/15/18	11,500	12,764

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clark County NV School Dist. GO	5.000%	6/15/19	13,750	15,085
Clark County NV School Dist. GO	5.000%	6/15/20	14,335	15,580
Clark County NV School Dist. GO	5.000%	6/15/21	14,980	16,161
Clark County NV School Dist. GO	5.000%	6/15/21 (14)(3)	12,900	14,044
Clark County NV School Dist. GO	5.000%	6/15/22	14,655	15,705
Clark County NV School Dist. GO	5.000%	6/15/23	16,360	17,449
Clark County NV School Dist. GO	5.000%	6/15/24 (4)	12,905	13,771
Clark County NV School Dist. GO	5.000%	6/15/25	12,445	12,993
Clark County NV School Dist. GO	5.000%	6/15/26	29,900	30,989
Clark County NV School Dist. GO VRDO	0.290%	5/3/10 (4)	11,155	11,155
Clark County NV Water Reclamation Dist. GO	5.375%	7/1/27	2,985	3,251
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	5,000	5,140
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/11 (2)	10,000	10,077
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/13 (14)	11,165	12,319
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/26 (14)(3)	15,280	15,862
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding VRDO	0.350%	5/3/10	28,385	28,385
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding VRDO	0.350%	5/3/10	16,000	16,000
Nevada GO	5.000%	12/1/14 (4)	8,435	9,533
Reno NV Hosp. Rev. (Washoe Med. Center)	5.500%	6/1/28 (2)	1,750	1,767
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/11 (Prere.)	4,790	5,069
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/12 (4)	5,335	5,617
				438,052
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,172
New Hampshire GO	5.000%	8/15/18	2,500	2,911
New Hampshire GO	5.000%	2/15/19	1,010	1,175
New Hampshire GO	5.000%	8/15/19	2,000	2,337
New Hampshire Health & Educ. Fac. Auth. Rev.	5.500%	7/1/20	10,000	11,384
New Hampshire Health & Educ. Fac. Auth. Rev.	5.000%	6/1/29	7,000	7,606
				26,585
New Jersey (5.9%)
Camden County NJ Improvement Auth. Lease Rev.	5.500%	9/1/10 (4)(Prere.)	1,470	1,496
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/23 (14)	10,000	11,529
Essex County NJ Improvement Auth. Rev.	5.000%	12/15/23 (2)	6,050	6,399
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/23 (2)	3,635	4,088
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24 (14)	12,725	14,634
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/24 (2)	3,720	4,191
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/25 (14)	5,630	6,461
New Jersey Building Auth. Rev.	5.000%	12/15/18	5,610	6,199
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,983
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,549
New Jersey COP	5.250%	6/15/28	4,675	4,871
New Jersey COP	5.250%	6/15/29	1,000	1,037
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/18	7,255	7,947
New Jersey CTFS Partner Equipment Lease Purchase	5.250%	6/15/20	6,180	6,789
New Jersey CTFS Partner Equipment Lease Purchase	5.250%	6/15/21	5,820	6,335
New Jersey CTFS Partner Equipment Lease Purchase	5.375%	6/15/29	11,000	11,504
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/18	25,000	25,008
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/19	14,000	14,004
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	12,000	11,883
2 New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.000%	12/15/16	11,500	12,812
2 New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.000%	12/15/17	30,000	33,231
2 New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.000%	12/15/18	23,000	25,413
2 New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.000%	12/15/19	36,410	40,100
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.250%	12/15/21 (Prere.)	5,000	5,656
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.250%	9/1/29	10,500	11,144
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.500%	12/15/29	5,000	5,421
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	12,315	13,598
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	12,475	14,036
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	4,800	5,401
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/13	4,000	4,443
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14	10,400	11,593
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/14	4,000	4,478
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/19 (3)	4,285	4,876
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/23 (14)	81,630	92,083
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24 (2)	15,000	16,859
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25 (4)	18,130	20,818
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14 (4)	40,455	44,983
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/13	7,215	7,932
New Jersey Educ. Fac. Auth. Rev.	7.125%	12/1/23	6,000	6,932
New Jersey Educ. Fac. Auth. Rev.	5.250%	9/1/29	23,420	24,491

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey GO	5.500%	8/1/11	3,500	3,714
New Jersey GO	6.000%	2/15/13 (3)	11,475	12,966
New Jersey GO	5.250%	7/1/14 (4)	25,000	28,557
New Jersey GO	5.250%	7/1/15 (4)	50,000	57,861
New Jersey GO	5.250%	7/15/15 (2)	8,500	9,842
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,738
New Jersey GO	5.000%	6/1/18	8,000	9,171
New Jersey GO	5.500%	7/15/18 (14)	7,080	8,368
New Jersey GO	5.250%	7/15/19 (2)	5,000	5,856
New Jersey Health Care Fac. Financing Auth. Rev.	5.500%	10/1/23	12,860	13,752
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hosp.)	5.000%	7/1/16	8,420	9,067
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hosp.)	5.000%	7/1/17	8,875	9,486
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.)	5.000%	7/1/18	1,925	2,021
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/10 (14)	7,880	7,883
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/11 (14)	8,230	8,230
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/12 (14)	1,845	1,844
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/14 (14)	1,885	1,860
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.750%	7/1/33	20,000	21,001
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	4.500%	12/1/20	6,500	6,675
New Jersey Sports & Exposition Auth. Rev.	5.000%	9/1/17	10,000	11,065
New Jersey Sports & Exposition Auth. Rev.	4.500%	9/1/24	2,055	2,094
New Jersey Transp. Corp. COP	5.500%	9/15/10 (2)	12,500	12,718
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)	15,000	15,061
New Jersey Transp. Corp. COP	5.750%	9/15/10 (Prere.)	11,470	11,705
New Jersey Transp. Corp. COP	5.500%	9/15/13 (2)	1,410	1,568
New Jersey Transp. Corp. COP	5.250%	9/15/15 (4)	3,800	4,317
New Jersey Transp. Corp. COP	5.250%	9/15/15 (2)	10,000	11,179
New Jersey Transp. Corp. COP	5.500%	9/15/15 (4)	7,270	8,338
New Jersey Transp. Corp. COP	5.500%	9/15/15 (4)	5,000	5,651
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (14)(ETM)	7,510	8,019
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (14)	12,490	13,254
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (14)(ETM)	7,510	8,499
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (14)	12,490	13,922
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14 (3)(Prere.)	15,900	18,354
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/17	1,250	1,439
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	15,000	16,584
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	1,040	1,164
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	10,000	11,188
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19 (14)	32,000	35,968
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20 (4)	9,000	10,133
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20	27,915	31,275
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (14)	77,700	88,804
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/21	11,000	12,269
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	9,620	10,942
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (12)	3,745	4,282
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (ETM)	25,000	28,585
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	45,900	50,778
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/22	9,500	10,731
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/23	6,900	3,415
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (14)	25,000	28,979
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/24 (2)	2,100	944
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	15,000	6,349
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	82,680	36,180
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	24,000	9,833
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26 (2)	32,065	12,635
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/27	98,285	37,967
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/30	14,800	4,766
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	0.340%	5/7/10	27,100	27,100
New Jersey Transp. Trust Fund Auth. Transp. System Rev.	5.500%	12/15/15 (2)	1,750	2,001
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (14)	2,325	2,594
New Jersey Turnpike Auth. Rev.	5.000%	1/1/20	14,440	15,866
New Jersey Turnpike Auth. Rev.	5.000%	1/1/21	19,705	21,421
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22	4,500	4,857
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25 (2)	13,500	15,714
Rutgers State Univ. New Jersey	6.400%	5/1/13	2,555	2,742
South Jersey Transp. Auth. New Jersey Transp. System Rev.	5.000%	11/1/16	7,590	8,363
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12	6,385	6,527
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12 (Prere.)	37,375	40,036
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	28,270	29,146
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/13	14,945	15,595
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15	11,425	11,713
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/16	14,585	14,783

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/17	15,925	15,934
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/18	16,475	16,280
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/19	30,595	29,874
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26	1,900	1,617
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/41	500	346
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/23 (2)	7,330	7,425
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/27 (2)	10,100	10,191
				1,679,178
New Mexico (0.6%)
Alamogordo NM Hosp. Rev. (Gerald Champion Regional Medical Center Project) VRDO	0.330%	5/7/10 LOC	20,000	20,000
Albuquerque NM School Dist.	5.000%	8/1/20	5,000	5,753
New Mexico Educ. Assistance Foundation Rev.	4.000%	9/1/18	16,440	17,519
New Mexico Educ. Assistance Foundation Rev.	4.000%	9/1/19	5,890	6,235
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13 (2)	12,395	13,827
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/20 (14)	30,525	33,997
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (14)	18,000	19,800
New Mexico Highway Comm. Tax Rev.	5.750%	6/15/10 (Prere.)	16,310	16,421
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	12,780	12,871
New Mexico Severance Tax Rev.	5.000%	7/1/18	9,665	11,200
New Mexico Severance Tax Rev.	5.000%	7/1/19	2,150	2,498
Santa Fe NM Gross Receipts Tax Rev.	5.000%	6/1/10	2,045	2,053
Santa Fe NM Gross Receipts Tax Rev.	5.000%	6/1/11	2,000	2,089
Santa Fe NM Gross Receipts Tax Rev.	4.000%	6/1/12	3,260	3,436
				167,699
New York (11.0%)
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn Arena)	6.000%	7/15/30	6,735	6,909
Erie County NY IDA School Fac. Rev. (Buffalo City School Dist.) GO	5.000%	5/1/20	8,345	9,245
Erie County NY IDA School Fac. Rev. (Buffalo City School Dist.) GO	5.000%	5/1/21	13,850	15,221
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/23 (4)	7,000	7,490
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/24 (4)	3,750	3,993
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/25 (4)	3,000	3,184
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/12	40,505	43,965
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18 (14)	1,335	1,458
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18 (14)	2,900	3,166
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/20 (14)	10,000	10,738
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (14)	10,000	10,676
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (14)	33,615	35,888
Long Island NY Power Auth. Electric System Rev.	5.000%	4/1/23	5,800	6,175
Long Island NY Power Auth. Electric System Rev.	5.750%	4/1/25	20,000	22,051
Long Island NY Power Auth. Electric System Rev. VRDO	0.360%	5/7/10 (4)	34,055	34,055
Metro. New York Transp. Auth. Rev.	5.750%	7/1/18	1,975	2,308
Metro. New York Transp. Auth. Rev.	5.000%	11/15/18	3,425	3,768
Metro. New York Transp. Auth. Rev.	5.250%	11/15/19 (14)	5,000	5,581
Metro. New York Transp. Auth. Rev.	5.000%	11/15/21	2,685	2,853
Metro. New York Transp. Auth. Rev.	5.250%	11/15/21 (14)(3)	4,000	4,448
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23 (4)	10,000	10,614
Metro. New York Transp. Auth. Rev.	4.750%	11/15/24 (14)	9,005	9,180
Metro. New York Transp. Auth. Rev.	4.750%	11/15/25 (14)	9,435	9,582
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/12 (14)(Prere.)	8,100	8,688
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20 (14)(ETM)	21,500	26,448
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/11 (ETM)	21,200	21,069
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/15	17,315	19,842
Metro. New York Transp. Auth. Rev. (Transit Rev.)	4.750%	7/1/12 (Prere.)	25,835	28,054
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/14 (2)	5,000	5,694
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/15 (2)	45,130	48,812
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (2)	38,075	41,182
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18	30,750	34,200
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/20	5,000	5,352
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13	31,500	34,732
New York City NY Cultural Resources Rev. (Lincoln Center)	5.250%	12/1/18	7,600	8,630
New York City NY GO	5.250%	8/1/10	27,000	27,335
New York City NY GO	5.000%	8/1/11	8,000	8,444
New York City NY GO	5.250%	8/1/11	29,500	31,229
New York City NY GO	5.250%	8/1/13	17,515	19,640
New York City NY GO	5.750%	8/1/13 (2)	8,000	8,767
New York City NY GO	5.750%	8/1/15 (2)	38,000	41,645
New York City NY GO	5.000%	8/1/17	6,860	7,764
New York City NY GO	5.000%	8/1/19	12,130	13,472
New York City NY GO	5.000%	8/1/20	10,000	10,988
New York City NY GO	5.000%	8/1/20	32,355	36,303
New York City NY GO	5.250%	9/1/20	4,565	5,156

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	10/1/20	1,345	1,480
New York City NY GO	5.000%	2/1/21	12,300	13,337
New York City NY GO	5.250%	3/1/21	4,255	4,795
New York City NY GO	5.000%	8/1/21	9,600	10,456
New York City NY GO	5.000%	8/1/21	23,065	24,868
New York City NY GO	5.000%	8/1/21	59,135	65,637
New York City NY GO	5.000%	8/1/21	14,000	15,016
New York City NY GO	5.250%	9/1/21	20,000	22,399
New York City NY GO	5.000%	1/1/22	15,000	16,133
New York City NY GO	5.000%	8/1/22	7,050	7,620
New York City NY GO	5.000%	8/1/22	32,000	35,190
New York City NY GO	5.250%	8/15/22	25,250	28,048
New York City NY GO	5.000%	8/1/23	32,500	35,490
New York City NY GO	5.000%	8/1/23	2,000	2,184
New York City NY GO	5.250%	8/15/23	21,820	24,100
New York City NY GO	5.250%	8/15/24	25,945	28,540
New York City NY GO	5.000%	8/1/25	5,000	5,407
New York City NY GO	5.000%	8/1/27	10,025	10,729
New York City NY GO	5.000%	8/1/28	20,000	21,341
New York City NY GO	5.000%	5/15/29	7,900	8,371
New York City NY GO	5.450%	4/1/31	6,560	7,215
New York City NY GO VRDO	0.300%	5/7/10	40,000	40,000
New York City NY IDA Rev. (New York Law School) VRDO	0.350%	5/7/10 LOC	28,100	28,100
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/19	7,000	7,538
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.300%	5/7/10	10,830	10,830
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26 (14)	9,500	10,205
New York City NY Transitional Finance Auth. Building Aid Rev.	5.000%	7/15/17	6,335	7,142
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/11 (Prere.)	5,000	5,240
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/13	2,000	2,185
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/14	3,525	3,932
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/15	2,820	3,154
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/16	2,925	3,268
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/17	2,150	2,396
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/18 (2)	750	811
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/19	3,875	4,313
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/23	4,440	4,794
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/24	7,040	7,579
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/25 (14)	10,170	10,812
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/25	8,945	9,780
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/26 (14)	7,620	8,059
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26	10,520	11,438
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26	8,185	8,899
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/28	3,465	3,676
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/30	9,500	9,873
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/30	10,935	11,542
New York City NY Transitional Finance Auth. Rev. Future Tax	5.375%	2/1/13	15	16
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/14	6,065	6,942
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/18	28,825	33,329
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/18	5,000	5,781
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/19	9,835	11,372
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/19	2,535	2,938
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	8/1/21	51,100	56,373
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/21	46,850	52,987
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/21	16,015	18,279
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/1/22	11,090	12,422
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/1/29	10,000	10,765
New York State Dormitory Auth. Rev.	5.000%	7/1/20	6,815	7,495
New York State Dormitory Auth. Rev.	5.000%	7/1/21	17,750	19,357
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/11 (14)(Prere.)	4,090	4,331
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (14)	14,645	15,440
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (14)	11,500	12,263
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/11	4,160	4,394
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	2/15/11 (14)	725	731
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/19 (4)	5,030	5,591
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/19 (4)	3,000	3,335
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/19 (4)	3,200	3,538
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/23 (14)	6,415	6,705
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/24 (14)	6,740	7,034
New York State Dormitory Auth. Rev. (Mental Health Svcs. Fac.)	5.000%	8/15/20	13,290	14,589
New York State Dormitory Auth. Rev. (Mental Health Svcs. Fac.)	5.000%	8/15/21	10,000	10,861
New York State Dormitory Auth. Rev. (Mental Health Svcs. Fac.)	5.000%	8/15/22	2,000	2,157
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/16 (14)	3,500	4,092

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev. (New York Univ.)	6.000%	7/1/19 (14)	1,700	2,056
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/13	2,135	2,416
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/14	3,250	3,728
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/14	9,500	10,898
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/19	2,775	3,197
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/20	7,085	8,161
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/20	33,000	37,144
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/21	12,080	13,773
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/21	34,650	38,669
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,393
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23	5,000	5,339
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/25	16,820	18,140
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/26	10,000	10,732
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/28	21,895	23,740
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	2,775	3,011
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	2,565	2,740
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	5,790	6,234
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	20,000	21,699
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/29	17,315	18,653
1 New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	0.310%	5/7/10	20,000	20,000
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11 (2)	4,040	4,055
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13 (14)	10,000	10,141
New York State Dormitory Auth. Rev. (State Univ.)	5.250%	5/15/15	1,670	1,850
New York State Dormitory Auth. Rev. Non State Supported Debt
(Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/23 (14)	4,000	4,181
New York State Dormitory Auth. Rev. Non State Supported Debt
(Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/24 (14)	3,300	3,425
New York State Dormitory Auth. Rev. Non State Supported Debt
(Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/27 (14)	8,000	8,169
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/29	2,000	2,131
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ.)	5.000%	7/1/22	3,445	3,841
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	7/1/18	11,570	12,898
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	10/1/19 (12)	2,500	2,808
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	7/1/22	3,050	3,300
New York State Dormitory Auth. Rev. State Supported Debt (City Univ.)	5.000%	7/1/19	3,000	3,304
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/15	7,650	8,283
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/16	6,000	6,478
New York State Environmental Fac. Corp. Rev. (Personal Income Tax)	5.250%	12/15/24	7,240	8,154
New York State Environmental Fac. Corp. Rev. (Personal Income Tax)	5.250%	12/15/25	15,825	17,758
New York State GO	4.500%	2/1/17	34,125	37,846
New York State GO	4.500%	2/1/18	24,735	27,502
New York State GO	4.500%	2/1/19	10,670	11,880
New York State GO	4.500%	2/1/20	11,665	12,904
New York State Housing Finance Agency Rev. (Bowery Place) VRDO	0.280%	5/7/10 LOC	4,800	4,800
New York State Local Govt. Assistance Corp.	5.500%	4/1/17	1,250	1,475
New York State Local Govt. Assistance Corp.	5.500%	4/1/17 (4)	10,000	11,802
New York State Mortgage Agency Rev.	5.000%	11/1/22	9,925	10,356
New York State Power Auth. Rev.	5.250%	11/15/12 (Prere.)	2,600	2,886
New York State Thruway Auth. Rev.	4.000%	7/15/11	10,000	10,415
New York State Thruway Auth. Rev.	5.000%	1/1/20 (14)	8,940	9,816
New York State Thruway Auth. Rev.	5.000%	1/1/21 (14)	6,000	6,537
New York State Thruway Auth. Rev.	5.000%	1/1/22 (14)	10,000	10,868
New York State Thruway Auth. Rev.	5.000%	1/1/23 (2)	20,000	20,921
New York State Thruway Auth. Rev.	5.000%	1/1/24 (2)	14,885	15,545
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/12 (14)	20,000	21,731
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/13	2,500	2,767
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/13 (14)	15,000	16,248
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/14	12,055	13,572
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/14 (14)	3,515	3,990
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	5,000	5,599
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,674
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/18	26,245	29,807
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,372
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	12,593
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	11,621
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,209
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,387
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	4,912
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,548
New York State Thruway Auth. Rev. (Personal Income Tax)	5.500%	3/15/12 (14)(Prere.)	3,000	3,270
New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/21	24,890	27,936
New York State Thruway Auth. Rev. (Personal Income Tax)	5.250%	3/15/27	7,115	7,797

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/29	7,000	7,545
New York State Thruway Auth. Rev. (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/21	16,000	17,989
New York State Thruway Auth. Rev. (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/22	22,710	25,432
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/13	5,000	5,393
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/19	11,000	12,385
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/20	9,890	11,025
New York State Urban Dev. Corp. Rev.	5.000%	12/15/14	3,000	3,437
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15	19,500	21,745
New York State Urban Dev. Corp. Rev.	5.000%	12/15/15	4,000	4,617
New York State Urban Dev. Corp. Rev.	5.000%	1/1/16	22,360	24,934
New York State Urban Dev. Corp. Rev.	5.250%	1/1/17	12,000	13,528
New York State Urban Dev. Corp. Rev.	5.250%	1/1/18	36,140	40,879
New York State Urban Dev. Corp. Rev.	5.000%	12/15/18	2,050	2,367
New York State Urban Dev. Corp. Rev.	5.250%	1/1/22	7,500	8,197
New York State Urban Dev. Corp. Rev.	4.375%	3/15/22	9,020	9,586
New York State Urban Dev. Corp. Rev.	5.000%	12/15/22	2,000	2,233
New York State Urban Dev. Corp. Rev.	5.000%	12/15/23	2,615	2,901
New York State Urban Dev. Corp. Rev.	5.000%	1/1/26	7,910	8,304
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.250%	1/1/14 (4)	7,770	8,301
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/18	28,140	32,492
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/19	47,625	55,246
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/20	36,240	41,609
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	11,831
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/21	18,310	20,811
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/23	8,080	8,891
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/25	6,460	7,054
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/22 (14)	21,000	25,020
New York State Urban Dev. Corp. Rev. (Service Contract)	5.250%	1/1/19 (4)	7,050	8,015
Suffolk County NY Water Auth. Rev.	6.800%	6/1/12 (ETM)	8,525	8,937
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10	10,000	10,040
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12	50,000	53,006
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/12 (ETM)	8,180	8,606
Triborough Bridge & Tunnel Auth. New York Rev.	6.000%	1/1/12 (ETM)	6,590	6,984
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/14	3,000	3,458
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/19 (14)	4,500	5,268
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20 (14)	15,000	17,615
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21 (14)	31,370	36,935
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/25	24,975	26,992
Triborough Bridge & Tunnel Auth. New York Rev. PUT	5.000%	11/15/14	20,000	22,616
Triborough Bridge & Tunnel Auth. New York Rev. PUT	5.000%	11/15/15	20,000	22,587
Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	3,500	3,568
United Nations Dev. Corp. New York Rev.	5.000%	7/1/21	7,200	7,892
				3,123,389
North Carolina (1.8%)
Charlotte NC (Equipment Acquisition) COP	5.000%	6/1/23	3,710	4,029
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/18	1,045	1,221
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/20	1,000	1,160
Fayetteville NC Public Works Comm. Rev.	5.000%	3/1/22	1,000	1,112
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,740
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,315
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,080
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,603
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,245
Mecklenburg County NC Public Fac. Corp. (Annual Appropriation)	5.000%	3/1/19	3,000	3,468
New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center)	5.000%	10/1/27 (4)	9,900	10,202
North Carolina Capital Improvement GO	4.625%	5/1/29	4,255	4,383
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/11	25,000	25,727
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/12	14,875	15,801
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	25,000	27,291
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	15,000	16,803
North Carolina Eastern Muni. Power Agency Rev.	5.300%	1/1/15	4,000	4,280
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16	4,000	4,373
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/16	3,000	3,199
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/17	4,700	4,993
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/20	2,250	2,407
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/26	22,510	23,358
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/26	3,000	3,211
North Carolina GO	5.000%	3/1/12	7,400	7,989
North Carolina GO	5.000%	5/1/14	16,780	18,561
North Carolina GO	5.000%	3/1/18	25,000	28,770
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/18 (4)	9,675	10,867

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/19 (4)	10,000	11,107
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.300%	5/7/10	49,075	49,075
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/18	3,075	3,211
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/19	3,910	4,286
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/20	1,375	1,500
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/21	5,000	5,416
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/22	5,000	5,368
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16 (4)	10,000	10,889
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17 (4)	15,290	16,621
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18 (14)	69,495	75,392
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18	5,000	5,620
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19 (14)	38,600	41,541
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19	3,085	3,428
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20 (14)	10,000	10,622
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20	2,000	2,198
North Carolina Muni. Power Agency Rev.	5.000%	1/1/30	4,500	4,605
Univ. of North Carolina Univ. System Rev.	5.250%	10/1/27	1,720	1,900
Univ. of North Carolina Univ. System Rev.	5.250%	10/1/28	1,590	1,746
Wake County NC GO	5.000%	6/1/28	3,000	3,258
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	2,380	2,533
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,970	2,097
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/13	1,500	1,595
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/14	1,240	1,318
				501,514
Ohio (3.6%)
Akron OH GO	5.000%	12/1/18 (2)	5,300	5,757
2 Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	9/1/17	14,645	15,867
2 Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	9/1/27	30,000	30,915
American Muni. Power Ohio Inc.	5.000%	2/15/16	4,000	4,435
American Muni. Power Ohio Inc.	5.000%	2/15/17	6,770	7,480
American Muni. Power Ohio Inc.	5.250%	2/15/18	16,000	17,958
American Muni. Power Ohio Inc.	5.250%	2/15/19	13,000	14,581
American Muni. Power Ohio Inc.	5.000%	2/15/24 (12)	5,000	5,341
American Muni. Power Ohio Inc. Hydroelectric Projects Rev.	5.000%	2/15/20	10,310	11,326
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24	134,035	123,340
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.875%	6/1/30	29,100	24,534
Cincinnati OH City School Dist. GO	5.250%	12/1/20 (14)	7,000	8,145
Cincinnati OH City School Dist. GO	5.250%	12/1/21 (14)	5,710	6,638
Cincinnati OH City School Dist. GO	5.250%	12/1/22 (14)	10,000	11,649
Cincinnati OH City School Dist. GO	5.250%	12/1/23 (14)	5,000	5,834
1 Cincinnati OH City School Dist. GO TOB VRDO	0.550%	5/7/10 (3)LOC	6,470	6,470
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	14,710	16,789
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	9,185	10,483
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	5,000	5,707
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	8,150	9,302
Cleveland OH Public Power System Rev.	5.000%	11/15/20 (14)	4,500	4,764
Cleveland OH Public Power System Rev.	5.000%	11/15/21 (14)	7,455	7,842
Cleveland OH Public Power System Rev.	5.000%	11/15/22 (14)	14,065	14,714
Cleveland OH Public Power System Rev.	5.000%	11/15/23 (14)	7,505	7,820
Cleveland OH Public Power System Rev.	5.000%	11/15/24 (14)	7,350	7,615
Cleveland OH Water Works Rev.	5.375%	1/1/13 (4)	3,455	3,709
Columbus OH City School Dist.	4.000%	12/1/17	1,000	1,074
Columbus OH City School Dist.	5.000%	12/1/18	1,205	1,377
Columbus OH City School Dist.	4.000%	12/1/19	2,000	2,120
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,869
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,478
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	0.240%	5/3/10	16,090	16,090
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/22	6,610	7,298
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/23	3,470	3,812
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/24	2,500	2,721
Franklin County OH Hosp. Rev. (Nationwide Hosp.) VRDO	0.270%	5/7/10	24,840	24,840
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.300%	5/7/10	17,700	17,700
Hamilton County OH Sales Tax Rev.	5.000%	12/1/18 (2)	7,950	8,453
Hamilton County OH Sales Tax Rev.	5.000%	12/1/19 (2)	22,380	23,902
Hamilton County OH Sales Tax Rev.	5.000%	12/1/23 (2)	18,715	19,472
Huber Heights OH City School Dist.	4.750%	12/1/24	1,250	1,315
Huber Heights OH City School Dist.	4.750%	12/1/25	1,000	1,045
Huber Heights OH City School Dist.	4.875%	12/1/27	1,250	1,305
Huber Heights OH City School Dist.	5.000%	12/1/28	1,000	1,055
Huber Heights OH City School Dist.	5.000%	12/1/29	1,000	1,051
Huber Heights OH City School Dist.	5.000%	12/1/30	1,000	1,046

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kent State Univ. Ohio Univ. Rev. VRDO	0.320%	5/7/10 LOC	3,650	3,650
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/12	6,800	7,228
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/13 (14)	3,000	3,009
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/13	6,810	7,209
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/14	6,000	6,319
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/15	4,000	4,180
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,716
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,716
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,113
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,113
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,860
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,860
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14	5,500	5,950
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	10/1/11 (Prere.)	6,605	7,066
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/26	1,975	2,123
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/12 (4)	5,000	5,339
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/13 (4)	3,000	3,203
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/17	5,565	6,379
Ohio Conservation Projects GO	5.000%	9/1/18	3,695	4,254
Ohio Conservation Projects GO	5.000%	9/1/19	3,880	4,497
Ohio Conservation Projects GO	5.000%	9/15/19	9,655	11,195
Ohio Conservation Projects GO	5.000%	9/15/20	3,250	3,773
Ohio GO	7.625%	8/1/10	3,510	3,574
Ohio GO	5.000%	8/1/13	7,160	7,995
Ohio GO	5.000%	8/1/13	2,525	2,819
Ohio GO	5.000%	8/1/13	5,750	6,444
Ohio GO	5.250%	8/1/13 (4)	12,435	14,035
Ohio GO	5.500%	8/1/13	2,945	3,345
Ohio GO	5.000%	9/15/13	9,500	10,641
Ohio GO	5.000%	8/1/14	8,265	9,391
Ohio GO	5.000%	8/1/14	6,670	7,578
Ohio GO	5.000%	8/1/14	6,500	7,407
Ohio GO	5.000%	9/15/14	2,155	2,453
Ohio GO	5.000%	9/15/14	5,000	5,710
Ohio GO	5.500%	11/1/14	7,000	8,131
Ohio GO	5.000%	9/15/16	5,415	6,238
Ohio GO	5.000%	9/15/18	12,755	14,203
Ohio GO	5.000%	11/1/18	7,710	8,596
Ohio GO	5.000%	8/1/19	6,000	6,950
Ohio GO	5.000%	9/15/19	9,025	10,417
Ohio GO	5.000%	9/15/20	7,430	8,583
Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/12 (Prere.)	3,710	4,106
1 Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Clinic Health) TOB VRDO	0.300%	5/7/10	6,225	6,225
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College)	5.000%	10/1/19	24,015	27,453
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.) VRDO	0.280%	5/7/10 LOC	2,200	2,200
Ohio Higher Educ. GO	5.000%	8/1/17	9,765	11,152
Ohio Higher Educ. GO	5.000%	11/1/23	7,405	8,011
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,637
Ohio Housing Finance Agency Mortgage Rev.	6.125%	9/1/28	5,500	5,997
Ohio Major New State Infrastructure Project Rev.	5.000%	12/15/13 (14)	2,905	3,267
Ohio Major New State Infrastructure Project Rev.	5.000%	12/15/13 (14)	10,135	11,396
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/16	5,000	5,683
Ohio Major New State Infrastructure Project Rev.	5.500%	6/15/20	4,000	4,599
Ohio State Conservation Projects GO	5.000%	3/1/17	2,000	2,216
Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/27	9,330	9,641
Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/28	11,670	12,146
Ohio State Univ. General Receipts Rev.	5.250%	12/1/12 (Prere.)	2,000	2,216
Ohio State Univ. General Receipts Rev.	5.000%	12/1/13	3,135	3,538
Ohio State Univ. General Receipts Rev.	5.250%	6/1/14	2,865	3,278
Ohio State Univ. General Receipts Rev.	5.000%	12/1/20	3,750	4,301
Ohio Water Dev. Auth. PCR	5.000%	6/1/17	2,000	2,265
Ohio Water Dev. Auth. PCR	5.250%	6/1/18	5,635	6,641
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.290%	5/3/10 LOC	4,100	4,100
Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.250%	12/1/19	5,775	6,853
Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.000%	12/1/20	3,585	4,061
Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.250%	12/1/20	5,570	6,634
1 Ohio Water Dev. Auth. Rev. Fresh Water TOB VRDO	0.340%	5/7/10	5,985	5,985
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,250
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,372
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,507
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,660
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,294

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,763
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.500%	2/15/28	17,000	17,213
Univ. of Cincinnati OH COP	5.000%	6/1/17 (14)	3,180	3,426
Univ. of Cincinnati OH General Receipts	5.500%	6/1/13 (14)	2,700	2,855
Univ. of Cincinnati OH General Receipts	5.500%	6/1/14 (14)	1,000	1,058
				1,029,299
Oklahoma (0.4%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11 (2)	7,595	8,022
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/24	12,100	12,685
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.280%	5/3/10 (12)	8,300	8,300
Oklahoma Dev. Finance Auth. Rev. (Public Service Co.)	5.250%	6/1/14	3,400	3,688
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/14 (14)	6,000	6,787
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/25 (2)	18,070	18,667
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/26 (2)	12,000	12,351
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/27 (2)	20,110	20,624
Oklahoma State Muni Power Auth. Power Supply System Rev.	5.875%	1/1/28	1,045	1,153
Oklahoma State Water Resource Board Rev.	5.000%	4/1/28	750	824
Oklahoma State Water Resource Board Rev.	5.000%	4/1/29	750	819
Oklahoma State Water Resource Board Rev.	5.000%	4/1/30	750	811
Oklahoma Turnpike Auth. VRDO	0.250%	5/3/10	25,000	25,000
				119,731
Oregon (0.6%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/12	2,955	3,109
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/13	5,580	5,855
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/14	5,825	6,087
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/15	4,395	4,573
Oregon State Dept. Administrative Services	5.000%	11/1/19	2,000	2,277
Oregon State Dept. Administrative Services	5.000%	11/1/20	9,660	10,812
Oregon State Dept. Administrative Services	5.000%	5/1/23	3,130	3,407
Oregon State Dept. Administrative Services	5.250%	4/1/24	11,650	13,195
Oregon State Dept. Administrative Services	5.000%	5/1/24	1,750	1,893
Oregon State Dept. Administrative Services	5.000%	4/1/25 (4)	5,675	6,158
Oregon State Dept. Administrative Services	5.000%	5/1/25	2,220	2,387
Oregon State Dept. Administrative Services	5.000%	5/1/26	3,520	3,759
Oregon State Dept. Administrative Services (Lottery Rev.)	5.000%	4/1/15	7,135	8,187
Oregon State Dept. Administrative Services (Lottery Rev.)	5.250%	4/1/26	9,475	10,597
Oregon State Dept. Administrative Services (Lottery Rev.)	5.000%	4/1/29	5,000	5,387
Oregon State Dept. Transp. Highway Usertax Rev.	4.500%	11/15/24	11,585	12,212
Oregon State Dept. Transp. Highway Usertax Rev.	4.625%	11/15/25	14,740	15,640
Oregon State Dept. Transp. Highway Usertax Rev.	4.750%	11/15/27	13,585	14,383
Portland OR Sewer System Rev.	5.000%	6/1/12 (14)	27,230	29,582
Portland OR Sewer System Rev.	5.000%	8/1/18 (4)	11,470	12,862
Portland OR Sewer System Rev.	5.000%	6/15/22 (4)	3,500	3,895
				176,257
Pennsylvania (3.4%)
Allegheny County PA GO	5.000%	11/1/29	15,000	15,693
1 Allegheny County PA Hosp. Dev. Auth. (Univ. Pittsburgh Medical Center) TOB VRDO	0.300%	5/7/10	21,100	21,100
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/18	5,000	5,420
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/19	9,000	9,705
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/20	6,500	6,972
Beaver County PA IDA PCR (FirstEnergy) VRDO	0.290%	5/7/10 LOC	4,000	4,000
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	4.500%	11/15/16	1,410	1,421
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	4.750%	11/15/17	1,010	1,019
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.000%	11/15/18	1,100	1,107
Central Bucks PA School Dist.	5.000%	5/15/22 (14)	5,000	5,712
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/24 (14)	14,050	14,677
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25 (14)	9,500	9,889
Cumberland County PA Muni. Auth. Rev.	5.250%	1/1/17	2,375	2,428
Cumberland County PA Muni. Auth. Rev.	5.500%	1/1/18	2,735	2,811
Cumberland County PA Muni. Auth. Rev.	5.750%	1/1/20	3,415	3,499
Cumberland County PA Muni. Auth. Rev.	6.000%	1/1/21	4,190	4,318
Dauphin County PA General Auth. Health System Rev. (Pinnacle Health)	6.000%	6/1/29	14,800	15,626
Delaware County PA Auth. Univ. Rev. (Villanova Univ.)	5.000%	12/1/27	1,000	1,052
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/17	3,790	3,641
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/18	3,985	3,768
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/19	4,175	3,879
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/26	13,070	11,106
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	25,000	26,279
Delaware River Port Auth. Pennsylvania & New Jersey Rev. VRDO	0.280%	5/7/10 LOC	10,000	10,000
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.250%	5/3/10	9,500	9,500
Montgomery County PA Higher Educ. & Health Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/25	5,765	5,774

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mount Lebanon PA School Dist. GO	5.000%	2/15/13 (14)(Prere.)	5,000	5,540
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.000%	8/15/20	1,000	1,024
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.125%	8/15/21	1,000	1,014
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/22	1,000	1,019
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/23	1,500	1,522
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/24	3,000	3,010
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	2,705	3,138
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10	20,000	20,179
Pennsylvania GO	5.250%	2/1/12 (14)	8,500	9,169
Pennsylvania GO	5.000%	3/1/12	24,335	26,222
Pennsylvania GO	5.500%	5/1/12 (Prere.)	10,000	10,942
Pennsylvania GO	5.250%	7/1/12	25,200	27,607
Pennsylvania GO	5.000%	10/1/12 (14)	9,430	10,364
Pennsylvania GO	5.000%	7/1/13 (14)(Prere.)	960	1,075
Pennsylvania GO	4.000%	7/15/13	16,995	18,501
Pennsylvania GO	5.000%	7/1/14 (14)	4,890	5,454
Pennsylvania GO	5.000%	8/1/15	5,000	5,767
Pennsylvania GO	5.000%	2/15/19	10,035	11,628
Pennsylvania GO	5.000%	7/1/19	44,200	51,393
Pennsylvania GO	5.000%	7/1/20	18,725	21,789
Pennsylvania GO	5.375%	7/1/21	4,500	5,404
Pennsylvania Higher Educ. Fac. Auth. Rev. (Thomas Jefferson Univ.)	5.250%	9/1/19 (2)	2,935	3,282
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/13	5,000	5,528
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	9/1/19	16,725	19,416
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20	12,180	13,626
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23	20,000	21,955
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	0.280%	5/7/10 (4)	10,800	10,800
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23 (4)	7,130	7,356
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23 (4)	10,600	10,937
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24 (4)	9,720	9,944
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24 (4)	11,130	11,386
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25 (4)	11,585	11,799
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/26 (4)	10,070	10,211
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	2,875	2,901
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	4,095	4,132
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/17 (2)	5,155	5,612
Pennsylvania Turnpike Comm. Registration Fee Rev. VRDO	0.300%	5/7/10 (4)	33,775	33,775
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/21 (12)	4,520	4,927
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/23 (12)	8,585	9,235
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/24 (12)	3,535	3,771
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25 (12)	2,500	2,638
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/27	12,345	12,856
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/29	50,000	50,911
Pennsylvania Turnpike Comm. Rev. VRDO	0.300%	5/7/10 (4)	7,400	7,400
Philadelphia PA Airport Parking Auth.	5.000%	9/1/16	3,000	3,282
Philadelphia PA Gas Works Rev.	5.250%	7/1/10 (4)	10,180	10,218
Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	5,000	5,017
Philadelphia PA Gas Works Rev.	5.000%	8/1/14	3,000	3,108
Philadelphia PA Gas Works Rev.	5.000%	8/1/15	3,000	3,102
Philadelphia PA GO	5.125%	5/15/10 (14)	11,695	11,710
Philadelphia PA GO	5.125%	5/15/11 (14)	12,290	12,382
Philadelphia PA GO	5.125%	5/15/12 (14)	4,975	5,011
Philadelphia PA GO	5.125%	5/15/13 (14)	5,000	5,034
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	25,476
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	14,665
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children’s Hosp. of Philadelphia) VRDO	0.240%	5/3/10	5,300	5,300
Philadelphia PA IDA Rev.	5.000%	10/1/14 (14)	6,390	6,856
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/11 (14)	4,695	4,714
Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/13 (4)	11,105	12,118
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	5,965	6,493
Philadelphia PA Muni. Auth. Rev.	6.375%	4/1/29	3,500	3,764
Philadelphia PA School Dist. GO	5.500%	8/1/12 (14)	10,815	11,769
Philadelphia PA School Dist. GO	5.000%	8/1/19 (2)	7,500	7,867
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	18,745	19,535
Philadelphia PA School Dist. GO	5.000%	8/1/21 (2)	9,900	10,264
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.850%	12/1/11 (Prere.)	4,860	5,300
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	6.000%	6/1/25	30,000	33,149
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.000%	9/15/19	2,575	2,980
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.500%	9/15/23	9,000	10,434

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.250%	9/15/28	2,375	2,642
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.250%	9/15/28	7,700	8,567
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.250%	9/15/29	11,100	12,285
				979,597
Puerto Rico (1.7%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14	4,420	4,912
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15	4,500	5,045
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/16	5,000	5,594
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (14)	35,430	37,093
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/20 (14)	18,245	18,955
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21 (14)	24,290	25,081
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (14)	17,050	18,445
Puerto Rico GO	5.500%	7/1/11 (4)	8,500	8,887
Puerto Rico GO	5.500%	7/1/13 (14)	5,000	5,424
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,467
Puerto Rico GO	5.250%	7/1/20	14,955	15,218
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/11 (14)	2,835	2,984
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/13 (14)	7,220	7,996
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/15 (14)	5,590	6,318
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/16 (3)	8,885	9,250
Puerto Rico Muni. Finance Agency	5.750%	8/1/12 (4)	2,470	2,502
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/11 (3)	48,810	46,853
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/12 (3)	34,465	31,688
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (Prere.)	13,600	15,553
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/17 (2)	6,390	6,737
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/18 (2)	5,930	6,238
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/29	9,700	9,703
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	43,740	45,424
Puerto Rico Sales Tax Financing Corp. Rev.	5.500%	8/1/28	30,000	31,666
Puerto Rico Sales Tax Financing Corp. Rev.	6.125%	8/1/29	30,000	31,379
Puerto Rico Sales Tax Financing Corp. Rev. PUT	5.000%	8/1/11	65,000	67,844
				472,256
Rhode Island (0.3%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (14)(ETM)	9,520	9,667
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/10 (4)	3,000	3,019
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/11 (4)	5,000	5,260
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/12 (4)	5,000	5,421
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/20 (12)	20,000	22,558
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/21 (12)	25,000	27,979
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/25 (4)	2,880	2,888
Rhode Island Health & Educ. Building Corp. Rev.	4.625%	5/15/26 (4)	3,210	3,231
Rhode Island Health & Educ. Building Corp. Rev.	4.750%	5/15/29 (4)	3,500	3,514
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing–Lifespan Obligation)	5.000%	5/15/26 (4)	4,900	5,005
Rhode Island State & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,481
				92,023
South Carolina (0.9%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/26	12,610	13,180
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/27	33,070	34,431
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28	2,730	2,835
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/16	5,000	5,437
Greenville County SC Hosp. Fac. Rev.	4.125%	5/1/17	5,315	5,473
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/18	2,655	2,883
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.250%	8/15/12 (Prere.)	13,000	14,554
North Charleston SC Tax Rev.	5.000%	12/1/12 (12)	2,945	3,206
North Charleston SC Tax Rev.	5.000%	12/1/13 (12)	4,525	5,015
North Charleston SC Tax Rev.	5.000%	12/1/14 (12)	4,725	5,281
North Charleston SC Tax Rev.	5.000%	12/1/15 (12)	4,715	5,277
Oconee County SC PCR (Duke Power Corp.)	3.600%	2/1/17	10,000	10,241
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/19	18,995	20,708
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/20	24,515	26,586
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/22 (14)	9,950	5,472
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/23 (14)	8,780	4,537
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24 (14)	2,400	1,161
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/24	13,620	14,075
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev. (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,580
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev. (Palmetto Health)	5.250%	8/1/24 (4)	5,000	5,238
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev. (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,231
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev. (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,014

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/10 (ETM)	3,730	3,864
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	7,000	7,426
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/18	2,000	2,131
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12 (Prere.)	1,775	1,975
South Carolina Public Service Auth. Rev.	5.375%	1/1/13 (4)	7,300	7,805
South Carolina Public Service Auth. Rev.	5.500%	1/1/13 (4)	5,000	5,504
South Carolina Public Service Auth. Rev.	5.000%	1/1/15	1,900	2,152
South Carolina Public Service Auth. Rev.	5.000%	1/1/28	6,735	7,224
South Carolina Public Service Auth. Rev.	5.000%	1/1/29	2,900	3,093
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13 (2)	5,200	5,804
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/25 (2)	4,035	4,226
				264,619
South Dakota (0.0%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sanford Health)	5.250%	11/1/29	2,000	2,039

Tennessee (1.9%)
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.270%	5/3/10 LOC	7,135	7,135
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.270%	5/3/10 LOC	3,700	3,700
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.270%	5/3/10 LOC	5,000	5,000
Greenville TN Health & Educ. Fac. Board Rev. (Laughlin Memorial Hosp. Project) VRDO	0.550%	5/7/10 LOC	42,100	42,100
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/23	8,280	8,495
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.375%	4/1/28	8,000	8,053
Memphis TN Electric System Rev.	5.000%	12/1/10 (14)	33,000	33,899
Memphis TN Electric System Rev.	5.000%	12/1/13 (14)(Prere.)	20,000	22,599
Memphis TN Electric System Rev.	5.000%	12/1/18	10,000	11,528
Memphis TN GO	5.250%	10/1/18 (14)	9,365	10,750
Memphis TN GO	5.000%	11/1/20 (14)	16,000	17,694
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,402
Memphis TN GO	5.000%	11/1/21 (14)	4,730	5,199
Memphis TN GO	5.000%	11/1/22 (14)	4,750	5,209
Memphis TN GO	5.000%	11/1/22 (4)	6,660	7,303
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	1/1/20	5,000	5,658
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14	15,000	17,178
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/15	5,000	5,788
Montgomery County TN GO	5.000%	4/1/20	5,060	5,824
Montgomery County TN GO	5.000%	4/1/22	7,330	8,491
Montgomery County TN Public Building Auth. Pooled Financial Rev.
(Tennessee County Loan Pool) VRDO	0.270%	5/3/10 LOC	6,500	6,500
Murfreesboro TN GO	5.000%	6/1/19	645	734
Murfreesboro TN GO	5.000%	6/1/20	1,000	1,125
Shelby County TN GO	0.000%	12/1/11	10,000	9,862
Shelby County TN GO	5.000%	4/1/18	15,000	17,387
Shelby County TN GO	5.000%	4/1/19	500	581
Shelby County TN GO	5.000%	4/1/20	5,000	5,748
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	6/1/14	13,995	15,305
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	9/1/18	7,180	7,748
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	9/1/19	2,000	2,161
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13	4,865	5,236
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.280%	5/7/10 (12)	30,300	30,300
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/21	5,000	5,380
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/22	5,000	5,353
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/23	7,400	7,884
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	17,500	17,832
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/17	39,790	40,270
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/18	63,070	63,701
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/19	7,130	7,103
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20	25,000	24,555
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20	12,000	11,905
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/21	25,000	24,383
Tennessee GO	5.000%	5/1/18	3,575	4,109
				551,167
Texas (8.9%)
Austin TX Combined Util. System Rev.	0.000%	11/15/10 (2)	5,000	4,975
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (2)	16,050	15,739
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (14)	18,100	17,776
Austin TX Combined Util. System Rev.	0.000%	5/15/18 (14)	24,215	18,026
Austin TX Independent School Dist. GO	5.000%	8/1/13	10,000	11,234
Austin TX Water & Wastewater System Rev.	5.000%	11/15/14	3,000	3,419
Austin TX Water & Wastewater System Rev.	5.000%	11/15/17	1,375	1,574
Austin TX Water & Wastewater System Rev.	5.000%	11/15/18	2,750	3,148
Austin TX Water & Wastewater System Rev.	5.000%	11/15/20	2,380	2,699

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Austin TX Water & Wastewater System Rev.	5.000%	11/15/21	2,500	2,807
Beaumont TX Independent School Dist. School Building	5.250%	2/15/29 (12)	4,550	4,818
Board of Regents of the Univ. of Texas System Rev. Financing System	5.000%	8/15/17	10,285	11,923
Board of Regents of the Univ. of Texas System Rev. Financing System	5.000%	8/15/18	7,055	8,227
Board of Regents of the Univ. of Texas System Rev. Financing System	5.000%	8/15/24	10,000	11,187
Brownsville TX Util. System Rev.	5.000%	9/1/23 (4)	11,195	11,720
Camino Real Mobility Auth. Texas Rev.	5.250%	2/15/18	11,960	12,786
Camino Real Mobility Auth. Texas Rev.	5.250%	8/15/18	11,770	12,583
Camino Real Mobility Auth. Texas Rev.	5.250%	2/15/19	12,595	13,294
Camino Real Mobility Auth. Texas Rev.	5.250%	8/15/19	12,925	13,642
Camino Real Mobility Auth. Texas Rev.	5.250%	2/15/20	13,265	13,850
Camino Real Mobility Auth. Texas Rev.	5.250%	8/15/20	13,580	14,179
Camino Real Mobility Auth. Texas Rev.	5.000%	2/15/21	5,970	5,987
Camino Real Mobility Auth. Texas Rev.	5.000%	8/15/21	6,320	6,338
Camino Real Mobility Auth. Texas Rev.	5.000%	2/15/22	6,170	6,182
Central Texas Regional Mobility Auth. Rev.	5.750%	1/1/20	1,150	1,190
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/25	4,650	1,652
Central Texas Regional Mobility Auth. Rev.	5.750%	1/1/25	2,000	2,021
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/27	7,750	2,361
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/29	5,220	1,371
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/31	4,880	1,091
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/33	4,000	764
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/34	4,000	708
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/35	4,950	809
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/37	5,525	775
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/38	3,500	455
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/39	2,500	301
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/40	3,700	410
Clear Creek TX Independent School Dist. GO	5.000%	2/15/23 (4)	10,270	10,878
Clear Creek TX Independent School Dist. GO	5.000%	2/15/25 (4)	11,635	12,230
Dallas County TX Community College Dist.	5.000%	2/15/27	2,690	2,944
Dallas County TX Community College Dist.	5.000%	2/15/28	1,750	1,904
Dallas County TX Community College Dist.	5.000%	2/15/29	1,500	1,623
Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25 (2)	11,245	11,353
Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25 (2)	11,245	11,353
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/26	11,385	11,770
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/27	14,130	14,494
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/23 (12)	9,880	10,465
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/24 (12)	9,345	9,840
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/25 (12)	5,050	5,291
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/26 (12)	1,650	1,718
Dallas TX GO	5.000%	2/15/19	12,255	14,221
Dallas TX GO	5.000%	2/15/19	11,675	12,755
Dallas TX GO	5.000%	2/15/20	13,225	15,375
Dallas TX GO	5.000%	2/15/22	6,540	7,215
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/20	2,740	2,915
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/21	2,000	2,116
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/22	2,500	2,632
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/23	1,500	1,573
Gulf Coast TX Waste Disposal Auth. Environmental Fac. Rev.
(BP Products North America Project) PUT	2.300%	9/3/13	7,375	7,568
Gulf Coast TX Waste Disposal Auth. Environmental Fac. Rev.
(BP Products North America Project) PUT	2.300%	9/3/13	2,000	2,052
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15	10,000	11,146
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/16	12,000	13,367
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/17	17,000	18,883
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (St. Luke’s Episcopal Health Sytem)	5.000%	2/15/19	4,000	4,315
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (St. Luke’s Episcopal Health Sytem)	5.000%	2/15/20	10,225	10,821
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (St. Luke’s Episcopal Health Sytem)	5.625%	2/15/25	39,530	42,549
Harris County TX Flood Control Dist. GO	5.250%	10/1/19	7,640	9,017
Harris County TX GO	5.000%	10/1/20	2,250	2,613
Harris County TX GO	5.250%	10/1/20	3,370	4,008
Harris County TX GO	5.000%	10/1/21	8,000	9,194
Harris County TX GO	5.000%	10/1/22	8,150	9,297
Harris County TX GO	5.000%	8/15/27	4,000	4,266
Harris County TX GO	5.000%	8/15/28	5,000	5,297
Harris County TX GO	5.000%	8/15/29	2,000	2,106
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.250%	5/3/10 LOC	29,300	29,300
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.000%	12/1/27	5,000	5,617
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.200%	12/1/29	4,000	4,322
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/26	3,000	3,238
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/27	6,475	6,940

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/28	6,915	7,362
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/29	6,270	6,634
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/10	2,790	2,842
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/11	2,975	3,125
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/12	3,100	3,327
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/13	3,290	3,580
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/14	3,475	3,806
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/15	3,630	3,964
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/16	3,820	4,151
Harris County TX Metro. Transp. Auth. Lease Rev.	5.250%	11/1/17	4,070	4,458
Harris County TX Metro. Transp. Auth. Lease Rev.	5.375%	11/1/18	4,265	4,689
Harris County TX Metro. Transp. Auth. Lease Rev.	5.625%	11/1/19	4,535	4,999
Harris County TX Metro. Transp. Auth. Lease Rev.	5.875%	11/1/20	3,640	4,120
Harris County TX Metro. Transp. Auth. Lease Rev.	6.000%	11/1/21	4,295	4,815
Harris County TX Rev.	5.000%	8/15/14	1,000	1,133
Harris County TX Rev.	5.000%	8/15/15	1,435	1,636
Harris County TX Rev.	5.500%	10/1/17	4,250	5,055
Harris County TX Sports Auth. Rev.	0.000%	11/15/23 (14)	7,000	3,050
Harris County TX Toll Road Rev.	5.375%	8/15/12 (4)	10,000	11,023
Harris County TX Toll Road Rev.	5.000%	8/15/18	1,500	1,703
Harris County TX Toll Road Rev.	5.000%	8/15/19	2,550	2,895
Harris County TX Toll Road Rev.	5.000%	8/15/20	2,000	2,245
Houston TX Airport System Rev.	5.000%	7/1/18	1,750	1,972
Houston TX Airport System Rev.	5.000%	7/1/19	1,750	1,948
Houston TX Airport System Rev.	5.000%	7/1/20	2,130	2,346
Houston TX Community College System Rev.	5.000%	4/15/21 (10)	9,200	9,775
Houston TX GO	5.750%	9/1/10 (Prere.)	11,450	11,654
Houston TX GO	5.750%	9/1/10 (Prere.)	3,925	3,995
Houston TX GO	5.500%	3/1/11 (4)	1,050	1,068
Houston TX GO	5.750%	3/1/12 (4)	1,105	1,124
Houston TX GO	5.750%	3/1/13 (4)	375	382
Houston TX GO	5.000%	3/1/20	11,790	13,356
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.500%	9/1/10 (2)	9,155	9,295
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12 (2)	4,460	4,686
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12 (2)	9,995	10,501
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/13 (2)	10,545	10,998
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/13 (2)	13,840	14,502
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/14 (2)	6,190	6,426
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/15 (2)	10,750	11,094
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/16 (2)	5,540	5,712
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/17 (2)	13,760	9,961
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/17 (2)	5,855	6,016
Houston TX Independent School Dist. GO	5.000%	7/15/17 (4)	5,225	5,828
Houston TX Independent School Dist. GO	5.000%	7/15/18 (4)	10,090	11,283
Houston TX Util. System Rev.	5.250%	5/15/13 (14)	3,500	3,902
Houston TX Util. System Rev.	5.250%	5/15/14 (14)	2,500	2,841
Houston TX Util. System Rev.	5.125%	5/15/28 (14)	19,500	20,312
Houston TX Water & Sewer System Rev.	0.000%	12/1/10 (2)	5,000	4,975
Houston TX Water & Sewer System Rev.	5.750%	12/1/12 (2)(Prere.)	8,000	8,964
Houston TX Water & Sewer System Rev.	5.500%	12/1/14 (4)	22,500	24,154
Houston TX Water & Sewer System Rev.	5.500%	12/1/15 (4)	7,250	7,777
Houston TX Water & Sewer System Rev.	0.000%	12/1/25 (ETM)	8,525	4,393
Humble TX Independent School Dist. GO	5.000%	2/15/22	3,135	3,468
Irving TX Independent School Dist. Building	5.000%	2/15/28	2,620	2,779
Katy TX Independent School Dist. GO	5.000%	2/15/19	2,215	2,569
Katy TX Independent School Dist. GO	5.000%	2/15/20	1,110	1,273
Katy TX Independent School Dist. GO	5.000%	2/15/21	2,000	2,272
Katy TX Independent School Dist. GO	5.000%	2/15/22	1,000	1,129
Lewisville TX Independent School Dist.	5.000%	8/15/17	2,000	2,295
Lewisville TX Independent School Dist.	5.000%	8/15/18	1,365	1,571
Lewisville TX Independent School Dist.	5.000%	8/15/20	1,730	1,963
Lone Star College TX System Rev.	5.000%	8/15/17	1,000	1,148
Lone Star College TX System Rev.	5.000%	8/15/20	1,150	1,313
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	250	263
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	190	200
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	285	299
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	125	131
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	175	184
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	180	189
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	80	84
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/11 (4)	3,050	3,063
Lower Colorado River Auth. Texas Rev.	5.000%	1/1/12 (ETM)	2,520	2,694

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/12 (14)	3,725	3,893
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/13 (14)	2,810	2,928
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/14 (14)	4,190	4,363
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/14 (4)	1,075	1,079
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/15 (4)	3,005	3,017
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/16 (14)	1,875	1,949
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/17 (14)	2,825	2,934
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/20 (14)	1,920	1,987
2 Lower Colorado River Auth. Texas Rev.	5.000%	5/15/22	4,000	4,342
Lower Colorado River Auth. Texas Rev.	5.250%	5/15/29	2,500	2,649
Lower Colorado River Auth. Texas Rev.	5.250%	5/15/29	9,070	9,543
2 Lower Colorado River Auth. Texas Rev.	5.000%	5/15/30	10,000	10,359
Lubbock TX GO	5.000%	2/15/22 (4)	3,600	3,949
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11	26,500	27,402
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/23	7,410	8,008
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/24	5,895	6,326
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/25	5,250	5,602
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/26	6,225	6,605
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/27	8,920	9,412
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/28	8,040	8,437
North Texas Tollway Auth. Rev.	5.500%	1/1/17	4,750	5,242
North Texas Tollway Auth. Rev.	5.500%	1/1/18	4,000	4,415
North Texas Tollway Auth. Rev.	6.000%	1/1/19	15,000	16,858
North Texas Tollway Auth. Rev.	6.000%	1/1/20	22,100	24,684
North Texas Tollway Auth. Rev.	6.000%	1/1/21	41,330	45,962
North Texas Tollway Auth. Rev.	6.000%	1/1/22	25,045	27,594
North Texas Tollway Auth. Rev.	6.000%	1/1/24	19,700	21,398
North Texas Tollway Auth. Rev.	6.000%	1/1/25	9,035	9,802
North Texas Tollway Auth. Rev.	6.000%	1/1/25	5,075	5,506
North Texas Tollway Auth. Rev.	6.000%	1/1/26	4,395	4,753
North Texas Tollway Auth. Rev.	6.000%	1/1/27	3,950	4,272
North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12	25,000	26,450
North Texas Tollway Auth. Rev. PUT	5.750%	1/1/16	75,000	84,179
North Texas Univ. Rev.	5.000%	4/15/17	1,000	1,139
North Texas Univ. Rev.	5.000%	4/15/18	1,690	1,930
North Texas Univ. Rev.	5.000%	4/15/19	1,755	2,004
North Texas Univ. Rev.	5.000%	4/15/20	1,500	1,694
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/17	16,000	16,734
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/18	18,985	19,317
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/19	22,010	22,898
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/20	9,455	9,792
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/21	3,000	3,089
Sabine River Auth. Texas PCR (Southwestern Elec. Co.)	4.950%	3/1/18 (14)	16,000	16,675
San Antonio TX Electric & Gas Rev.	5.500%	2/1/11	12,225	12,696
San Antonio TX Electric & Gas Rev.	5.000%	2/1/12 (4)	5,000	5,370
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	8,140	8,790
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,798
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	5,445	5,880
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	6,490	7,008
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	5,000	5,556
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13	10,000	11,142
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	14,865	16,563
San Antonio TX Electric & Gas Rev.	5.375%	2/1/17	7,480	7,981
San Antonio TX Electric & Gas Rev.	5.000%	2/1/18	5,000	5,662
San Antonio TX Electric & Gas Rev.	5.000%	2/1/18	6,000	6,900
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21	9,750	10,610
San Antonio TX Electric & Gas Rev.	5.000%	2/1/22	25,450	27,571
San Antonio TX Electric & Gas Rev.	5.000%	2/1/23	22,000	23,726
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24	15,000	16,292
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	26,065	28,476
San Antonio TX Electric & Gas Rev.	5.000%	2/1/29	5,000	5,344
San Antonio TX Electric & Gas System	5.000%	2/1/19	7,650	8,810
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,597
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	6,997
San Antonio TX GO	5.000%	2/1/20	6,000	6,973
San Antonio TX GO	5.000%	2/1/21	5,000	5,748
San Antonio TX GO	5.000%	8/1/23	4,975	5,485
San Antonio TX GO	5.000%	8/1/25	3,895	4,253
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/19	3,100	3,557
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/20	2,250	2,554
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/21	2,760	3,101
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/22	9,100	10,152

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health)	5.000%	7/1/17	8,570	8,974
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health)	5.000%	7/1/18	9,000	9,261
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health)	5.000%	7/1/19	9,455	9,639
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/22	2,100	2,325
Temple TX GO	5.250%	8/1/23 (4)	1,665	1,830
Temple TX GO	5.250%	8/1/25 (4)	1,525	1,661
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/24	14,925	16,251
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,535	6,168
Texas GO	5.000%	10/1/19	1,000	1,167
Texas GO	5.000%	8/1/24	3,500	3,860
Texas GO Public Finance Auth.	5.500%	10/1/12	12,955	13,833
Texas GO Public Finance Auth.	5.500%	10/1/13	19,175	20,446
Texas GO Public Finance Auth.	5.375%	10/1/14	21,310	23,374
1 Texas GO TOB VRDO	0.310%	5/7/10	9,300	9,300
Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.572%	9/15/10	13,990	13,822
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.625%	12/15/17	50,000	52,818
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/21	10,370	10,326
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/22	3,260	3,233
Texas Muni. Gas Acquisition & Supply Corp. Rev.	6.250%	12/15/26	39,390	42,610
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)(ETM)	900	899
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)	11,100	11,059
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)	4,800	4,597
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)(ETM)	375	365
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (14)	11,375	10,618
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (14)(ETM)	125	119
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (14)	5,540	4,981
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (14)(ETM)	125	115
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (14)	10,140	8,726
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (14)(ETM)	110	97
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (14)	22,795	18,502
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (14)(ETM)	110	92
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (14)	31,295	23,944
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (14)(ETM)	415	332
Texas Private Activity Surface Transp. Corp. Rev.	7.500%	12/31/31	32,000	34,701
Texas State College Student Loan GO	5.000%	8/1/29	3,510	3,793
Texas State Transp. Comm. First Tier	5.000%	4/1/17	5,000	5,734
Texas State Transp. Comm. First Tier	5.000%	4/1/19	10,000	11,074
Texas State Transp. Comm. First Tier	5.000%	4/1/20	8,850	9,728
Texas State Transp. Comm. First Tier	5.000%	4/1/21	10,555	11,521
Texas State Transp. Comm. First Tier	5.000%	4/1/21	23,405	25,993
Texas State Transp. Comm. First Tier	5.000%	4/1/22	10,000	10,910
Texas State Transp. Comm. First Tier	5.000%	4/1/22	5,000	5,524
Texas State Transp. Comm. First Tier	4.750%	4/1/24	9,500	10,044
Texas State Transp. Comm. First Tier	5.000%	4/1/24	10,000	10,809
Texas State Transp. Comm. First Tier	5.000%	4/1/25	9,500	10,229
Texas State Transp. Comm. First Tier	5.000%	4/1/26	7,500	8,034
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,264
Texas State Univ. System Rev.	5.000%	3/15/29	4,000	4,214
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23 (2)	10,040	10,708
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/24 (2)	11,940	12,670
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/25 (2)	6,555	6,925
1 Texas Transp. Comm. Rev. TOB VRDO	0.300%	5/7/10	7,495	7,495
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/20 (2)	10,000	5,749
Texas Water Dev. Board Rev.	5.000%	7/15/17	3,360	3,887
Texas Water Dev. Board Rev.	5.000%	7/15/17	4,915	5,686
Texas Water Dev. Board Rev.	5.000%	7/15/20	3,800	4,379
Texas Water Dev. Board Rev.	5.000%	7/15/21	4,535	5,175
Texas Water Finance Assistance GO	5.000%	8/1/18	1,500	1,738
Texas Water Finance Assistance GO	5.000%	4/1/20	20,000	22,389
Texas Water Finance Assistance GO	5.000%	8/1/20	2,000	2,293
Texas Water Finance Assistance GO	5.000%	8/1/24	1,500	1,654
Texas Water Finance Assistance GO	5.000%	8/1/25	2,350	2,581
Texas Water Finance Assistance GO	5.000%	8/1/26	5,210	5,684
Texas Water Finance Assistance GO	5.000%	8/1/29	6,250	6,708
Tomball TX Hosp. Auth. Rev.	5.750%	7/1/14	8,500	8,594
Tomball TX Hosp. Auth. Rev.	6.000%	7/1/19	3,600	3,604
Univ. of Houston TX Rev.	4.000%	2/15/15	2,090	2,278
Univ. of Houston TX Rev.	4.000%	2/15/16	1,425	1,540
Univ. of Houston TX Rev.	5.000%	2/15/23	2,500	2,747
Univ. of Houston TX Rev.	5.000%	2/15/24	425	464
Univ. of Houston TX Rev.	5.000%	2/15/26	6,015	6,485
Univ. of Houston TX Rev.	4.750%	2/15/28 (4)	8,615	8,898

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/11 (Prere.)	8,290	8,801
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/20	14,740	17,082
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/20	9,785	10,931
Univ. of Texas Rev. Finance Systems	5.000%	8/15/18	7,390	8,618
Univ. of Texas Rev. Finance Systems	5.250%	8/15/19	2,870	3,419
Univ. of Texas Rev. Finance Systems	5.000%	8/15/20	6,180	7,135
Univ. of Texas Rev. Finance Systems	5.000%	8/15/20	35,000	40,602
Univ. of Texas Rev. Finance Systems	5.000%	8/15/21	12,060	13,848
Univ. of Texas Rev. Finance Systems	5.000%	8/15/21	4,490	5,240
Univ. of Texas Rev. Finance Systems	5.000%	8/15/22	25,000	28,503
				2,537,530
Utah (0.1%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/18	6,845	7,289
Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.250%	5/3/10	6,800	6,800
Riverton UT Hosp. Rev. (IHC Health Services Inc.)	5.000%	8/15/19	2,000	2,188
Utah Transit Auth. Sales Tax Rev.	5.250%	6/15/22 (4)	5,015	5,950
				22,227
Vermont (0.0%)
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/22 (4)	8,000	8,237

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/18	4,500	4,765
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/19	3,000	3,149
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	5,865	5,971
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/24	1,000	1,009
				14,894
Virginia (1.6%)
Fairfax County VA Econ. Dev. Auth. Rev. Public Fac. Projects	5.000%	4/1/18	1,280	1,489
Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project)	5.000%	5/15/25	2,000	2,110
Fairfax County VA IDA Rev. VRDO	0.250%	5/3/10	8,000	8,000
Hampton VA GO	4.000%	1/15/19	3,000	3,273
Hampton VA GO	5.000%	1/15/20	3,000	3,469
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	6/1/10	32,000	35,007
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	6/1/10	10,000	10,940
Norfolk VA Redev. Housing Auth. Rev. VRDO	0.270%	5/3/10 LOC	15,000	15,000
Portsmouth VA GO	5.000%	7/1/14 (4)	3,530	4,037
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/26	2,425	2,476
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/31	19,405	19,616
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	42,520	49,573
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	12/1/15	8,420	9,223
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	12/1/22	10,000	10,474
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/23	5,125	5,566
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/24	5,335	5,763
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/25	5,665	6,090
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/26	5,955	6,367
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	9/1/18	9,545	11,096
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	9/1/20	10,550	12,166
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/18	10,595	12,069
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/22	1,000	1,164
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/10 (Prere.)	4,310	4,388
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/11	4,085	4,157
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/18	8,010	9,041
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/19	8,430	9,432
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/20	8,855	9,833
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/21	9,320	10,279
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/22	9,105	9,992
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/24	4,000	4,433
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/25	6,720	7,407
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/26	5,930	6,492
Virginia Public Building Auth. Rev.	5.000%	8/1/22	10,000	10,920
Virginia Public Building Auth. Rev.	5.000%	8/1/28	4,000	4,371
Virginia Public School Auth. Rev.	5.000%	4/15/13	7,160	7,976
Virginia Public School Auth. Rev.	5.000%	8/1/13	5,060	5,683
Virginia Public School Auth. Rev.	5.000%	8/1/13 (Prere.)	8,865	9,931
Virginia Public School Auth. Rev.	5.000%	8/1/14	5,635	6,442
Virginia Public School Auth. Rev.	5.000%	8/1/19	2,000	2,334
Virginia Public School Auth. Rev.	5.000%	8/1/19	25,775	30,082
Virginia Public School Auth. Rev.	5.000%	8/1/20	2,500	2,888
Virginia Public School Auth. Rev.	5.000%	8/1/20	5,710	6,511
Virginia Public School Auth. Rev.	5.000%	8/1/20	15,000	17,325
Virginia Public School Auth. Rev.	5.000%	8/1/21	15,000	17,157

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Public School Auth. Rev.	5.000%	8/1/22	5,000	5,680
York County VA Econ. Dev. Auth. PCR (VA Electric & Power Co.) PUT	4.050%	5/1/14	13,250	13,957
				451,679
Washington (1.1%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	5,538
Clark County WA GO	4.750%	12/1/27 (14)	3,275	3,344
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/17	23,850	27,395
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/18	40,000	46,101
King County WA Sewer Rev.	5.000%	1/1/29	1,690	1,814
1 King County WA Sewer Rev. TOB VRDO	0.270%	5/3/10 (4)	1,000	1,000
Port of Seattle WA Rev.	5.000%	3/1/21 (14)	5,000	5,208
Snohomish County WA Mukilteo School Dist.	6.500%	12/1/11	4,510	4,739
Spokane WA Regional Solid Waste Management System Rev.	5.000%	12/1/18	1,225	1,384
Spokane WA Regional Solid Waste Management System Rev.	5.000%	12/1/19	1,380	1,552
Washington GO	5.500%	7/1/10 (Prere.)	6,755	6,815
Washington GO	6.250%	2/1/11	1,510	1,561
Washington GO	6.000%	6/1/12	1,000	1,105
Washington GO	5.700%	10/1/15 (4)	9,350	10,357
Washington GO	5.500%	7/1/17	12,275	14,514
Washington GO	5.000%	2/1/19	10,100	11,640
Washington GO	5.000%	1/1/20	7,135	8,228
Washington GO	5.000%	2/1/20	10,860	12,532
Washington GO	0.000%	6/1/20 (14)	5,500	3,766
Washington GO	5.000%	7/1/20	10,000	11,199
Washington GO	5.000%	8/1/20	4,845	5,550
Washington GO	5.000%	1/1/21	5,580	6,360
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/20	3,185	3,648
Washington Health Care Fac. Auth. (Multicare Health System)	5.000%	8/15/18	2,000	2,114
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/19	3,800	4,060
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/20	4,250	4,470
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/21	6,525	6,832
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/22	5,500	5,721
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/23 (4)	3,425	3,648
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/24 (4)	3,550	3,762
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25 (4)	3,675	3,877
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25 (4)	3,625	3,824
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26 (4)	3,550	3,727
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26 (4)	3,800	3,990
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/27 (4)	3,925	4,100
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/18	23,000	24,799
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/24	19,830	20,206
Washington Higher Educ. Fac. Auth. (Gonzaga Univ.)	5.000%	4/1/21	2,580	2,752
Washington Higher Educ. Fac. Auth. (Gonzaga Univ.)	5.000%	4/1/22	3,005	3,182
Washington Higher Educ. Fac. Auth. (Gonzaga Univ.)	5.000%	4/1/23	4,470	4,659
Washington Higher Educ. Fac. Auth. (Gonzaga Univ.)	5.000%	4/1/24	2,000	2,071
				303,144
West Virginia (0.2%)
West Virginia Econ. Dev. Auth. PCR (Appalachian Power Company) PUT	4.850%	9/4/13	3,000	3,165
West Virginia Econ. Dev. Auth. PCR PUT	4.850%	9/4/13	10,000	10,550
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/17	6,335	6,734
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/18	4,985	5,259
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/19	2,990	3,138
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/20	3,430	3,567
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.125%	9/1/21	3,265	3,404
West Virginia Hosp. Finance Auth. Rev. (United Health Systems)	5.000%	6/1/18	1,920	2,019
West Virginia Hosp. Finance Auth. Rev. (United Health Systems)	5.000%	6/1/24	12,620	12,629
West Virginia School Building Auth. Excess Lottery Rev.	5.250%	7/1/20	2,500	2,793
West Virginia School Building Auth. Excess Lottery Rev.	5.250%	7/1/22	5,810	6,420
				59,678
Wisconsin (1.0%)
Madison WI Community Dev. Auth. Rev. (Wisconson Alumni Research Project)	5.000%	10/1/18	1,640	1,902
Madison WI Community Dev. Auth. Rev. (Wisconson Alumni Research Project)	5.000%	10/1/19	3,705	4,311
Milwaukee WI Metro. Sewer Dist. GO	5.250%	10/1/21	10,060	12,004
Milwaukee WI Metro. Sewer Dist. GO	5.250%	10/1/22	2,690	3,219
Wisconsin GO	5.000%	5/1/11	15,180	15,869
Wisconsin GO	5.250%	5/1/11 (14)(Prere.)	5,000	5,234
Wisconsin GO	5.750%	5/1/11 (Prere.)	18,000	18,962
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,315	21,401
Wisconsin GO	5.250%	5/1/12	15,975	17,365
Wisconsin GO	5.000%	5/1/13 (14)	2,000	2,220
Wisconsin GO	5.500%	5/1/13 (14)	7,000	7,868

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Wisconsin GO	5.000%	5/1/14 (14)	7,390	8,352
	Wisconsin GO	5.500%	5/1/15 (14)	15,000	17,491
	Wisconsin GO	5.000%	5/1/16 (14)	6,000	6,747
	Wisconsin GO	5.000%	5/1/18	8,440	9,698
	Wisconsin GO	5.000%	5/1/19	7,135	8,106
	Wisconsin GO	5.000%	5/1/20	2,750	3,168
	Wisconsin GO	5.000%	5/1/21	7,865	8,771
	Wisconsin GO	5.000%	5/1/21	4,820	5,493
	Wisconsin GO	5.000%	5/1/22	6,500	7,186
	Wisconsin GO	5.000%	5/1/22	3,500	3,947
	Wisconsin GO	5.000%	5/1/23	1,525	1,676
	Wisconsin GO	6.000%	5/1/27	10,000	11,451
	Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.250%	8/15/17 (14)	26,690	26,707
	Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.600%	2/15/29	15,980	15,978
	Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	11,780
	Wisconsin Health & Educ. Fac. Auth. Rev. (Childeren’s Hosp. of Wisconsin)	5.375%	8/15/24	5,900	6,353
2	Wisconsin Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.000%	6/1/19	4,110	4,443
2	Wisconsin Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.000%	6/1/20	3,240	3,476
2	Wisconsin Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.000%	6/1/21	5,230	5,553
2	Wisconsin Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.000%	6/1/22	3,295	3,482
	Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/24 (4)	5,140	5,540
	Wisconsin Transp. Rev.	5.000%	7/1/19 (14)	10,000	11,480
					297,233
Total Tax-Exempt Municipal Bonds (Cost $27,264,814)					28,196,649

				Shares
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
4	Vanguard Municipal Cash Management Fund (Cost $342,051)	0.275%		342,051,103	342,051
Total Investments (100.1%) (Cost $27,606,865)					28,538,700
Other Assets and Liabilities (–0.1%)
Other Assets					423,000
Liabilities					(441,242)
					(18,242)
Net Assets (100%)					28,520,458

At April 30, 2010, net assets consisted of:
					Amount
					($000)
Paid-in Capital					27,747,741
Undistributed Net Investment Income					—
Accumulated Net Realized Losses					(152,594)
Unrealized Appreciation (Depreciation)
Investment Securities					931,835
Futures Contracts					(6,524)
Net Assets					28,520,458

Investor Shares—Net Assets
Applicable to 593,490,035 outstanding $.001 par value shares of beneficial interest (unlimited authorization)					8,041,583
Net Asset Value Per Share—Investor Shares					$13.55

Admiral Shares—Net Assets
Applicable to 1,511,394,734 outstanding $.001 par value shares of beneficial interest (unlimited authorization)					20,478,875
Net Asset Value Per Share—Admiral Shares					$13.55

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities was $319,445,000, representing 1.1% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2010.
3 Securities with a value of $10,118,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For a key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.7%)
Alabama (0.2%)
East AL Health Care Auth. Rev. (Health Care Fac.)	5.000%	9/1/13	5,000	5,205
Houston County AL Health Care Auth. Rev.	5.250%	10/1/30 (2)	9,000	8,074
				13,279
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/10 (14)	2,960	3,084
North Slope Borough AK GO	0.000%	6/30/10 (14)	4,000	3,997
				7,081
Arizona (2.4%)
Arizona Board Regents Arizona State Univ. System Rev.	5.000%	6/1/39	5,000	5,170
Arizona COP	5.000%	9/1/23 (4)	12,140	12,838
Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38	12,500	12,718
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	4,905	5,374
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	5,345	5,856
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	4,460	4,887
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	4,340	4,755
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	5,520	6,048
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	2,285	2,504
Arizona State Univ. COP	5.375%	7/1/13 (14)	2,905	3,119
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/13	2,415	2,694
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/14	5,600	6,350
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/15	5,025	5,759
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/16	7,015	8,042
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/17	3,500	4,013
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/18	18,115	20,835
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	5,000	5,346
Arizona Transp. Board Highway Rev.	5.000%	7/1/30	5,000	5,324
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32	2,920	2,935
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/16 (14)(ETM)	8,650	10,545
Mesa AZ Util. System Rev.	5.250%	7/1/14 (14)	10,000	11,272
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/34	10,000	10,464
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/38	5,000	5,226
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/39	3,300	3,463
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	7,115	8,254
Tucson AZ Water System Rev.	5.500%	7/1/17 (14)	4,850	5,340
				179,131
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/10 (14)	795	801
North Little Rock AR Electric Rev.	6.500%	7/1/15 (14)	4,500	5,006
				5,807
California (18.5%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	5,000	1,312
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/31 (4)	16,235	16,326
Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/14 (4)	2,500	2,878
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	11,000	11,580
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/27	12,440	13,116
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	3,300	3,393
Beverly Hills CA USD GO	0.000%	8/1/24	6,500	3,322
Beverly Hills CA USD GO	0.000%	8/1/25	10,500	5,063
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/15 (14)	14,540	16,187
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/16 (14)	9,865	10,966
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/17 (14)	9,915	10,990
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/18 (14)	7,780	8,611
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/27	7,560	8,186
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/29	10,000	10,823
California Educ. Fac. Auth. Rev. (California Institute of Technology)	5.000%	11/1/39	7,000	7,446
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.000%	10/1/38	5,000	5,252
California GO	6.250%	9/1/12	5,000	5,270
California GO	5.000%	2/1/14 (2)(Prere.)	3,565	4,013
California GO	5.000%	2/1/14 (2)(Prere.)	1,500	1,688
California GO	5.000%	11/1/18 (14)	12,955	14,202
California GO	5.000%	6/1/19 (14)	4,500	4,861
California GO	5.000%	9/1/20	5,130	5,429
California GO	5.250%	11/1/21	2,000	2,079
California GO	5.625%	4/1/26	21,900	23,460
California GO	6.000%	3/1/33	4,000	4,403
California GO	5.125%	4/1/33	8,500	8,563
California GO	6.500%	4/1/33	40,000	45,351
California GO	6.000%	11/1/35	10,000	10,955

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	4.500%	10/1/36	22,200	19,893
California GO	6.000%	4/1/38	8,840	9,622
California GO	5.500%	3/1/40	3,000	3,108
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.750%	9/1/39	5,500	5,713
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,166
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/39	4,500	4,824
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	6,984
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/15 (14)	8,205	8,216
California Health Fac. Finance Auth. Rev. (St. Joseph Health System)	5.750%	7/1/39	8,000	8,317
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38	4,000	3,836
1 California Health Fac. Finance Auth. Rev. TOB VRDO	0.300%	5/7/10	41,225	41,225
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	6.250%	2/1/39	15,000	15,854
California Infrastructure & Econ. Dev. Bank Rev. PUT	2.500%	4/1/13	10,000	10,247
California Public Works Board Lease Rev. (Community College)	5.625%	3/1/16 (2)	11,370	11,386
California Public Works Board Lease Rev. (Dept. of General Services)	6.250%	4/1/34	10,000	10,588
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/27	10,405	10,603
California RAN	3.000%	5/25/10	25,000	25,034
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	5,000	5,509
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13	5,000	5,545
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15 (2)	6,000	6,560
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16	12,640	14,314
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21	7,650	8,434
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22	5,375	5,890
California State Econ. Recovery Bonds	5.000%	7/1/14 (Prere.)	4,145	4,747
California State Econ. Recovery Bonds	5.000%	7/1/15	5,990	6,627
California State Econ. Recovery Bonds	5.250%	7/1/21	8,750	9,785
California State Econ. Recovery Bonds PUT	5.000%	7/1/10 (Prere.)	11,000	11,088
California State Univ. Rev. Systemwide	5.000%	11/1/32 (4)	16,000	16,399
California State Univ. Rev. Systemwide	5.250%	11/1/34	8,600	8,982
California Statewide Communities Dev. Auth. Rev.	5.000%	6/15/13	4,500	4,900
California Statewide Communities Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32	4,000	4,051
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/19	28,000	30,187
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45	9,000	8,747
California Statewide Communities Dev. Auth. Rev. (Presbyterian Homes)	7.250%	11/15/41	3,000	3,253
Chula Vista CA IDR (San Diego Gas & Electric)	5.875%	2/15/34	10,000	11,024
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	26,020	28,984
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	18,030	19,909
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	20,000	23,335
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	32,260	29,517
Golden State Tobacco Securitization Corp. California	5.000%	6/1/33	15,000	12,190
Golden State Tobacco Securitization Corp. California	5.000%	6/1/35 (3)	30,000	27,855
Golden State Tobacco Securitization Corp. California	5.125%	6/1/47	150	104
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47	5,695	4,367
Grossmont CA Healthcare Dist. GO	5.000%	7/15/37 (2)	23,270	22,760
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/38 (2)	18,000	16,378
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,772
Los Angeles CA Community College Dist. GO	5.000%	8/1/28	6,600	6,904
Los Angeles CA Community College Dist. GO	6.000%	8/1/33	10,000	11,213
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/40	10,000	10,190
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/31 (4)	12,500	12,907
Los Angeles CA Dept. of Water & Power Rev.	5.375%	7/1/38	4,000	4,299
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/39	5,000	5,156
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/39 (2)	5,000	5,133
Los Angeles CA USD GO	5.250%	7/1/13 (Prere.)	9,000	10,172
Los Angeles CA USD GO	5.000%	7/1/25 (3)	10,000	10,434
Los Angeles CA USD GO	5.000%	7/1/25 (4)	6,980	7,380
Los Angeles CA USD GO	5.000%	7/1/26	6,950	7,364
Los Angeles CA USD GO	5.000%	7/1/26 (4)	7,435	7,809
Los Angeles CA USD GO	5.000%	7/1/26 (4)	27,240	28,610
Los Angeles CA USD GO	5.000%	7/1/27	7,295	7,673
Los Angeles CA Wastewater System Rev.	5.750%	6/1/28	11,080	12,437
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/20	18,885	21,851
M-S-R California Energy Auth. CP	6.500%	11/1/39	10,000	11,044
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	2,500	2,941
M-S-R California Energy Auth. Rev.	6.500%	11/1/39	4,000	4,418
M-S-R California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/13 (2)	7,410	7,797
M-S-R California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20 (14)(ETM)	9,780	11,941
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/35	5,000	5,282
Modesto CA Irrigation Dist. COP	5.500%	7/1/35	5,700	6,018
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/22 (2)(ETM)	20,225	25,102
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/19 (12)	4,000	4,415
Palomar Pomerado Health System California GO	0.000%	8/1/38 (12)	10,000	6,147

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	6.500%	9/1/28	10,000	11,047
Riverside CA USD GO	5.250%	8/1/38 (12)	11,475	11,783
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	24,145	24,265
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/13 (14)	8,895	9,598
Sacramento County CA Airport Rev.	6.000%	7/1/41	10,500	11,313
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,274
San Diego CA Community College Dist. GO	5.000%	8/1/30 (4)	19,015	19,727
San Diego CA USD GO	0.000%	7/1/13 (14)	7,160	6,695
San Diego CA USD GO	5.500%	7/1/22 (14)	9,160	10,803
San Francisco CA City & County International Airport Rev.	5.000%	5/1/17	17,000	18,850
San Francisco CA City & County International Airport Rev.	6.000%	5/1/39	10,000	10,968
San Francisco CA City & County Public Util. Comm. Rev.	4.500%	11/1/31 (4)	4,700	4,624
San Jose CA Redev. Agency	5.000%	8/1/20 (2)	11,415	11,724
San Jose CA Redev. Agency	5.000%	8/1/27 (14)	5,000	4,876
San Juan CA USD GO	5.000%	8/1/31 (13)	10,000	10,161
San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/15/33	5,000	5,087
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	455	459
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (4)	5,000	5,478
Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27 (4)	10,000	10,639
Southern California Public Power Auth. Rev. (Transmission Project)	0.000%	7/1/14	8,500	7,573
State Center California Community College Dist. GO	5.000%	8/1/31 (4)	16,100	16,532
Tobacco Securitization Auth. Rev. (Southern California Tobacco Settlement)	4.750%	6/1/25	10,000	9,522
Ukiah CA Electric Rev.	6.250%	6/1/18 (14)	5,865	6,295
Univ. of California Rev.	4.500%	5/15/31 (4)	47,470	47,619
Univ. of California Rev.	4.500%	5/15/35 (4)	10,000	9,794
Univ. of California Rev.	5.000%	5/15/35	3,675	3,807
Ventura County CA Community College Dist. GO	5.500%	8/1/33	12,000	12,666
Victor Valley CA Community College Dist.	6.000%	8/1/39	12,000	12,870
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/23 (12)	6,000	6,369
				1,413,609
Colorado (2.4%)
Aurora CO COP	5.000%	12/1/27	3,675	3,896
Boulder, Larimer & Weld Counties CO St. Vrain Valley School Dist.	5.000%	12/15/28	6,210	6,664
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,302
Colorado Springs CO Util. System Rev.	5.375%	11/15/16 (2)	12,790	13,967
Colorado Springs CO Util. System Rev.	5.375%	11/15/17 (2)	13,490	14,668
Colorado Springs CO Util. System Rev.	5.000%	11/15/43	12,725	12,893
Denver CO City & County Airport Rev.	6.000%	11/15/12 (14)	7,000	7,754
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (14)	10,000	8,715
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (14)	5,795	4,510
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/16 (14)	10,185	7,398
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (14)	13,000	7,609
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/20 (14)	15,165	8,262
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/23 (14)	35,275	15,359
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (14)	9,700	3,653
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27 (14)	13,425	4,370
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/28 (14)	13,425	4,060
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (14)	16,500	4,303
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16 (2)(Prere.)	15,000	16,511
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16 (Prere.)	16,000	17,684
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/27	1,900	2,039
Univ. of Colorado Enterprise System Rev.	5.750%	6/1/28	1,000	1,130
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/30 (4)	8,000	8,352
				179,099
Connecticut (0.2%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28	10,000	10,080
Connecticut State Health & Educ. Fac. Auth. (Yale Univ.)	5.000%	7/1/42	2,835	2,976
				13,056
District of Columbia (0.3%)
District of Columbia GO	6.000%	6/1/11 (14)(ETM)	3,085	3,269
District of Columbia Rev. (Georgetown Univ.)	5.500%	4/1/36	5,000	5,198
District of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/39	13,000	14,034
				22,501
Florida (7.3%)
Alachua County FL Health Fac. Auth. Rev. (Shands Healthcare Project)	1.039%	12/1/37	10,000	6,297
Brevard County FL School Board COP	5.000%	7/1/29 (2)	5,000	5,029
Broward County FL School Board COP	5.500%	7/1/18 (4)	10,000	10,610
Broward County FL School Board COP	5.375%	7/1/19 (4)	4,000	4,177
Broward County FL Water & Sewer Util. Rev.	5.000%	10/1/26	3,610	3,831
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14	7,500	8,036

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/15	20,000	21,113
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/16	6,000	6,263
Citizens Property Insurance Corp. Florida (High Risk Account)	5.250%	6/1/17	6,000	6,288
Davie FL Water & Sewer Rev.	6.375%	10/1/12 (2)(ETM)	2,035	2,194
Florida Board of Educ. Public Educ. Capital Outlay	5.500%	6/1/19	5,565	6,597
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15 (2)	10,000	11,375
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	10,000	11,138
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22 (2)	12,995	14,043
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/20	8,175	8,843
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/21	8,610	9,231
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12	7,000	7,514
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13	7,000	7,619
Gainsville FL Util. System Rev. VRDO	0.450%	5/3/10	6,200	6,200
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	245	283
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	185	214
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/16 (Prere.)	245	287
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/24	1,755	1,780
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/25	1,315	1,330
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36	4,755	4,776
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/18 (14)	6,130	6,408
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/19 (14)	6,390	6,645
Hillsborough County FL IDA (Moffitt Cancer Center)	5.250%	7/1/27	4,085	3,972
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/41	9,745	9,270
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/19 (14)	3,500	3,724
Hillsborough County FL School Board COP	5.250%	7/1/16 (14)	13,300	14,942
Jacksonville FL Captial Project Rev. VRDO	0.550%	5/7/10 LOC	14,710	14,710
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/39 (4)	3,150	3,151
Key West FL Util. Board Election Rev.	5.000%	10/1/31 (14)	7,600	7,683
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (14)	28,000	27,502
Marion County FL Hosp. Dist. Rev. (Munroe Regional Health System)	5.000%	10/1/29	8,000	7,581
Miami FL GO	5.500%	1/1/12 (14)(Prere.)	3,000	3,239
Miami FL GO	5.500%	1/1/12 (14)(Prere.)	7,015	7,573
Miami-Dade County FL Aviation–Miami International Airport	5.375%	10/1/41	5,000	5,057
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/26 (2)	17,240	17,736
Miami-Dade County FL School Board COP	5.000%	8/1/18 (2)	5,000	5,256
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	7,570	7,649
Miami-Dade County FL School Board COP	5.250%	2/1/27 (12)	5,000	5,276
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,094
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	12,500	12,963
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/14 (4)	10,000	11,265
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/15 (4)	10,000	11,180
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/39	5,265	5,327
Orange County FL School Board COP	5.000%	8/1/31 (14)	9,000	9,159
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/13 (14)	9,695	11,486
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/32 (4)	10,000	10,331
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/33	3,555	3,732
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/15 (14)	4,000	4,916
Palm Beach County FL Public Improvement Rev.	5.000%	5/1/38	5,000	5,149
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28	20,000	21,490
Pasco County FL Water & Sewer Rev.	5.000%	10/1/36 (4)	3,000	3,083
Polk County FL Public Fac. Rev.	5.000%	12/1/30 (14)	17,835	18,060
Port St. Lucie FL Rev.	6.250%	9/1/27 (12)	8,000	8,819
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/27 (14)	6,405	6,155
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/33 (14)	9,000	8,227
Port St. Lucie FL Util. Rev.	5.000%	9/1/35 (12)	2,000	2,062
Port St. Lucie FL Util. Rev.	5.250%	9/1/35 (12)	5,000	5,216
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	4,300	4,607
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.)	5.625%	7/1/39	5,000	5,183
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.000%	8/15/32	8,000	8,028
Sunrise FL Util. System Rev.	5.500%	10/1/18 (2)	12,000	13,271
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30	6,000	6,005
Tampa FL Util. Rev.	6.750%	10/1/10 (2)	9,330	9,549
Tampa FL Util. Rev.	6.750%	10/1/11 (2)	9,965	10,712
Tampa FL Util. Rev.	6.750%	10/1/12 (2)	10,635	11,903
				556,414
Georgia (3.5%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (14)	7,750	7,850
Atlanta GA Airport Fac. Rev.	5.875%	1/1/17 (14)	7,500	7,603
Atlanta GA Airport Fac. Rev.	5.000%	1/1/30 (4)	8,285	8,482
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/33 (4)	10,020	10,117
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/15 (4)	8,500	9,575

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	4,450	5,098
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/30 (4)	14,250	16,024
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/33 (14)	32,425	31,984
Augusta GA Water & Sewer Rev.	5.000%	10/1/32 (4)	18,900	19,179
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	3,270	3,457
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	5.500%	1/1/33	3,000	3,112
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/10 (ETM)	2,620	2,678
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	11,707
Fulton County GA COP	6.000%	11/1/10 (2)(Prere.)	4,815	4,998
Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/14 (4)	15,805	17,720
Henry County GA School Dist. GO	6.450%	8/1/11 (14)	1,915	1,990
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,553
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,415
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	10,305	10,640
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/25	20,000	19,980
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/27	15,000	14,883
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.250%	7/1/18	12,170	14,042
Muni. Electric Auth. Georgia Rev.	5.000%	1/1/20	8,000	8,804
Muni. Electric Auth. Georgia Rev. (General Resolution Projects)	5.250%	1/1/19	5,000	5,637
Muni. Electric Auth. Georgia Rev. (General Resolution Projects)	5.500%	1/1/26	7,000	7,588
Muni. Electric Auth. Georgia Rev. (Project One Sub)	5.250%	1/1/18	7,000	7,882
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/32	1,500	1,596
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/35	1,000	1,056
Private Colleges & Univ. Auth. of Georgia Rev. (Mercer Univ.)	6.500%	11/1/15 (14)(ETM)	5,000	5,945
				267,595
Hawaii (0.8%)
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/12 (14)	15,000	15,769
Hawaii GO	5.875%	10/1/10 (14)(Prere.)	3,220	3,296
Hawaii GO	5.875%	10/1/10 (14)(Prere.)	2,860	2,927
2 Honolulu HI City & County GO	8.000%	10/1/10 (ETM)	2,305	2,379
Honolulu HI City & County GO	5.250%	4/1/28	8,000	8,889
Honolulu HI City & County GO	5.250%	4/1/30	8,000	8,800
State of Hawaii	5.000%	2/1/18	10,000	11,516
Univ. of Hawaii Rev.	6.000%	10/1/38	2,500	2,810
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	4,615	5,088
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	2,330	2,569
				64,043
Idaho (0.2%)
Idaho Health Fac. Auth. Rev. (Trinity Health Group)	6.250%	12/1/33	6,000	6,588
Idaho Housing & Finance Assn.	5.000%	7/15/22	6,465	7,147
				13,735
Illinois (5.6%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/16 (14)	8,500	6,967
Chicago IL Board of Educ. GO	0.000%	12/1/13 (2)	5,000	4,562
Chicago IL Board of Educ. GO	0.000%	12/1/14 (2)	5,000	4,383
Chicago IL GO	5.500%	1/1/11 (14)(Prere.)	245	256
Chicago IL GO	0.000%	1/1/16 (14)(Prere.)	7,010	7,901
Chicago IL GO	0.000%	1/1/16 (14)(Prere.)	3,695	4,167
Chicago IL GO	0.000%	1/1/16 (14)(Prere.)	7,985	9,019
Chicago IL GO	0.000%	1/1/20 (14)	5,000	5,280
Chicago IL GO	0.000%	1/1/22 (14)	5,000	5,232
Chicago IL GO	0.000%	1/1/24 (14)	2,480	2,587
Chicago IL GO	0.000%	1/1/25 (14)	1,305	1,357
Chicago IL GO	5.250%	1/1/26	5,000	5,358
Chicago IL GO	0.000%	1/1/28 (14)	2,820	2,902
Chicago IL GO	5.000%	1/1/28 (4)	7,500	7,834
Chicago IL GO	5.000%	1/1/34 (14)	11,040	11,141
Chicago IL GO	5.500%	1/1/38 (14)	6,490	6,662
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/11 (ETM)	7,125	7,407
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/25 (4)	21,525	22,471
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/26 (4)	17,600	18,280
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (14)(ETM)	27,500	35,731
Chicago IL Skyway Toll Bridge	5.500%	1/1/11 (2)(Prere.)	8,750	9,140
Chicago IL Water Rev.	5.750%	11/1/30 (2)	12,000	13,578
Illinois Finance Auth. Rev. (Central Dupage Health)	5.250%	11/1/39	4,000	4,081
Illinois Finance Auth. Rev. (Chicago Univ.)	5.500%	8/15/36	15,000	15,641
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39	10,000	10,042
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.375%	7/1/33	3,000	3,111
Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.250%	5/3/10	8,000	8,000
Illinois Finance Auth. Rev. (OSF Healthcare System)	7.000%	11/15/29	15,000	16,687
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37	4,000	4,002

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Auth. Rev. (Riverside Health System)	6.250%	11/15/35	4,600	4,822
Illinois Finance Auth. Rev. (Silver Cross & Medical Centers)	7.000%	8/15/44	16,000	17,015
Illinois Finance Auth. Rev. (Southern Illinois Healthcare)	5.375%	3/1/35 (4)	8,500	8,665
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/21	6,795	7,197
Illinois GO	5.000%	1/1/17 (4)	20,000	21,969
Illinois GO	5.000%	1/1/18 (12)	2,750	3,021
Illinois Regional Transp. Auth. Rev.	7.200%	11/1/20 (2)	24,000	29,408
Illinois Sales Tax Rev.	6.125%	6/15/10 (Prere.)	4,500	4,533
Illinois Sports Fac. Auth. Rev.	0.000%	6/15/30 (2)	10,000	10,103
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	7,095	7,518
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	2,600	2,777
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/24 (4)	3,465	3,682
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.500%	1/1/33	20,000	21,729
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10 (14)	2,515	2,526
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/14 (14)	16,100	14,029
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/12 (14)	5,795	5,643
Will County IL Community School Dist.	0.000%	11/1/13 (ETM)	10,000	9,412
				427,828
Indiana (0.9%)
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/39	5,000	5,090
Indiana Finance Auth. Rev.	5.000%	2/1/18	5,000	5,777
Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.000%	7/1/18	4,450	4,927
Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.250%	7/1/19	2,500	2,805
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26	3,475	3,400
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/39	8,045	7,455
Indiana Muni. Power Agency Rev.	6.125%	1/1/13 (14)(ETM)	7,215	7,796
Indiana Muni. Power Agency Rev.	5.750%	1/1/34	8,000	8,448
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11	6,385	6,615
Indianapolis IN Local Public Improvement Rev. (Bank-Waterworks Project)	5.750%	1/1/38	10,000	10,725
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	8,250	9,144
				72,182
Iowa (0.1%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)	5.000%	8/1/28	5,000	5,440

Kansas (0.4%)
Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/31 (14)	7,500	7,480
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/16 (14)	2,690	2,693
Overland Park KS Convention Center & Hotel Project	5.250%	1/1/32 (2)	20,000	18,397
				28,570
Kentucky (0.6%)
Christian County KY Association County Leasing Program Rev. VRDO	0.250%	5/3/10 LOC	1,645	1,645
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.750%	1/1/26 (2)	3,000	3,001
Kentucky Asset/Liability Comm. General Fund Rev.	0.567%	11/1/17 (14)	11,245	10,151
Kentucky Asset/Liability Comm. General Fund Rev.	0.687%	11/1/21 (14)	24,410	20,511
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare)	5.375%	8/15/24	5,000	5,389
Kentucky Property & Building Comm. Rev.	5.375%	8/1/16 (4)	5,820	6,123
				46,820
Louisiana (2.0%)
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/25 (12)	1,850	1,992
East Baton Rouge Parish LA Sales Tax Rev.	5.125%	8/1/26 (12)	2,500	2,700
Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/18 (2)	5,000	5,367
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/23 (14)	8,065	8,395
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/24 (14)	6,880	7,136
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/25 (14)	5,000	5,170
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/27 (10)	5,000	5,186
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/28 (10)	2,500	2,585
Louisiana GO	5.000%	10/15/11 (2)	20,015	21,264
Louisiana GO	5.500%	5/15/14 (14)	4,180	4,362
Louisiana Local Govt. Environment Fac. & Community Dev. Auth. Rev. (Women’s Hosp.)	5.875%	10/1/40	4,000	3,969
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43	20,000	17,820
New Orleans LA GO	0.000%	9/1/10 (2)	8,500	8,387
New Orleans LA GO	0.000%	9/1/11 (2)	10,475	9,898
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	7,627
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	4,019
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.700%	5/15/10 (Prere.)	4,900	4,911
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.750%	5/15/10 (Prere.)	2,950	2,957
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37	16,000	15,401
Tobacco Settlement Financing Corp. Louisiana Rev.	5.875%	5/15/39	13,000	12,535
				151,681

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland (1.2%)
Maryland Econ. Dev. Corp. PCR	6.200%	9/1/22	4,000	4,563
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/28 (11)	2,000	1,904
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/33 (11)	4,250	3,927
Maryland GO	5.000%	11/1/17	10,000	11,714
Maryland GO	5.000%	3/1/18	12,000	14,040
Maryland GO	5.000%	11/1/19	10,000	11,815
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	13,573
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	7,500	7,656
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.000%	7/1/22 (14)	12,025	14,049
Maryland Health & Higher Educ. Fac. Auth. Rev. (Western Maryland Health)	5.000%	7/1/34 (14)	3,000	2,971
Maryland State & Local Fac. Rev.	5.000%	2/15/15	3,295	3,799
				90,011
Massachusetts (4.3%)
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/10 (Prere.)	11,310	11,400
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/21	15,000	18,345
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29 (14)	3,085	3,673
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34	2,500	2,703
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.340%	5/7/10	5,566	5,566
Massachusetts College Building Auth. Rev.	0.000%	5/1/17 (14)(ETM)	7,460	6,041
Massachusetts College Building Auth. Rev.	5.000%	5/1/35	2,500	2,627
Massachusetts GO	5.375%	10/1/10 (Prere.)	10,000	10,208
Massachusetts GO	5.500%	11/1/12 (Prere.)	14,155	15,691
Massachusetts GO	5.500%	11/1/12 (Prere.)	19,275	21,366
Massachusetts GO	5.000%	8/1/20	4,185	4,710
Massachusetts GO	5.500%	12/1/23 (2)	3,055	3,678
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.750%	7/1/31	20,000	19,544
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15	7,785	7,830
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.000%	8/15/30 (14)	7,460	7,371
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/12 (2)	9,310	9,669
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.125%	2/16/12	6,000	6,210
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12	2,000	2,073
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/14 (14)	11,135	11,640
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/24 (4)	7,755	8,355
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/25 (4)	17,055	18,263
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)	18,630	19,509
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/37 (2)	10,775	11,249
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	7,295	8,201
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	10,000	11,419
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/27 (14)	7,190	8,181
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/26	4,790	5,710
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	20,000	24,429
3 Massachusetts Water Resources Auth. Rev.	5.000%	8/1/30	4,000	4,323
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31 (2)	21,000	21,844
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/35 (14)	12,000	12,457
3 Massachusetts Water Resources Auth. Rev.	5.000%	8/1/35	5,000	5,313
				329,598
Michigan (2.3%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	2,914
Detroit MI GO	5.000%	4/1/16 (12)	3,015	3,065
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,187
Detroit MI Sewer System Rev.	5.125%	7/1/15 (14)(Prere.)	3,970	4,623
Detroit MI Sewer System Rev.	5.500%	7/1/29 (14)	13,000	13,084
Detroit MI Sewer System Rev.	5.000%	7/1/32 (4)	5,865	5,772
Detroit MI Water Supply System Rev.	7.000%	7/1/36 (4)	5,500	6,336
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	310	332
Michigan Building Auth. Rev.	5.500%	10/15/16	5,190	5,447
Michigan GO	5.250%	9/15/26 (4)	14,000	14,715
Michigan Hosp. Finance Auth. Rev.	6.125%	6/1/39	9,000	9,549
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	11/15/20	8,585	9,260
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	11/1/12	2,500	2,686
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.750%	11/15/39	5,000	4,930
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46	14,000	12,770
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/24	13,085	14,447
Michigan Tobacco Settlement Financing Auth. Rev	6.000%	6/1/48	4,445	3,394
Michigan Tobacco Settlement Financing Auth. Rev.	6.000%	6/1/34	10,675	8,995
Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42	5,000	4,628
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/22 (14)	25,000	29,119
Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	6.000%	8/1/39	8,000	8,067
Univ. of Michigan Univ. Rev.	5.000%	4/1/18	6,950	8,093
				175,413

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota (0.6%)
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System
(Children’s Hosp. Clinics) VRDO	0.300%	5/3/10 (4)	3,600	3,600
Minneapolis MN Health Care System (Fairview Health Services)	6.750%	11/15/32	4,250	4,743
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.750%	5/1/26 (4)	29,165	29,461
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.875%	5/1/30 (4)	2,500	2,526
Univ. of Minnesota Rev.	5.125%	4/1/34	1,250	1,340
Univ. of Minnesota Rev. VRDO	0.350%	5/7/10	5,800	5,800
				47,470
Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/36 (10)	10,000	9,249
Warren County MS Golf Opportunity Zone Rev.	6.500%	9/1/32	10,000	10,376
				19,625
Missouri (0.8%)
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35	11,660	10,650
Missouri Health & Educ. Fac. Auth. (Washington Univ.)	5.375%	3/15/39	8,000	8,742
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.250%	11/15/29	2,250	2,258
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.500%	11/15/33	3,500	3,543
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.250%	6/1/15 (14)	5,000	5,411
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/16 (4)	4,195	4,329
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/24	5,000	5,592
Missouri Joint. Muni. Electric Util. Comm. Power Project Rev.	5.750%	1/1/29	5,000	5,213
Missouri Joint. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/27 (Prere.)	5,535	5,680
St. Louis MO Special Obligation	5.000%	12/1/18	3,850	4,457
St. Louis MO Special Obligation	5.000%	12/1/19	4,045	4,698
				60,573
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project No. 1	5.250%	12/1/20	5,000	4,940
Municipal Energy Agency NE Power Supply System Rev.	5.375%	4/1/39 (13)	3,000	3,214
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/39	5,000	5,388
				13,542
Nevada (0.9%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	6,049
Clark County NV School Dist. GO	5.000%	6/15/13	12,305	13,585
Clark County NV School Dist. GO	5.000%	6/15/14	8,295	9,275
Clark County NV School Dist. GO VRDO	0.290%	5/3/10 (4)	3,200	3,200
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	2,000	2,056
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31	11,710	11,716
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,390
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	10,906
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/11 (Prere.)	5,000	5,293
				67,470
New Hampshire (0.0%)
New Hampshire Health & Educ. Fac. Auth. Rev. (Dartmouth College)	6.000%	8/1/38	2,400	2,545

New Jersey (5.4%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/12 (14)	4,335	4,816
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/28 (14)	10,680	12,108
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/14 (14)	10,185	11,404
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/15 (14)	10,820	12,209
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	10,000	9,903
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19 (2)	25,000	28,472
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/20 (2)	25,000	28,009
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	10,000	11,160
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (14)	9,000	9,994
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/15 (4)	22,000	24,535
New Jersey Educ. Fac. Auth. Rev.	5.500%	9/1/36	5,000	5,319
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	5.250%	12/1/12	5,830	6,182
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	7.500%	12/1/32	7,250	8,303
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/15 (14)	3,795	3,693
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/14 (4)	10,685	10,758
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.750%	7/1/33	8,190	8,600
New Jersey Housing & Mortgage Finance Agency Rev.	6.500%	10/1/38	1,875	2,046
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (14)(ETM)	1,640	1,801
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (14)	1,645	1,798
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (ETM)	875	961
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (4)	165	180
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/15 (14)	7,000	8,004
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/17 (4)	7,000	7,987
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (14)	24,000	27,442

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (ETM)	36,000	41,163
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	18,500	20,466
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	6,000	6,629
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	15,000	6,349
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26 (2)	15,250	6,009
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/27	15,000	5,794
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/38 (12)	8,000	8,734
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/39	20,000	3,764
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)(ETM)	270	333
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)	790	934
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)(ETM)	3,940	4,557
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	34,500	27,650
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12 (Prere.)	9,615	10,300
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23	4,760	4,546
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26	14,500	12,340
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/41	4,605	3,184
				408,436
New Mexico (0.5%)
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (14)	10,000	11,000
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	3,000	3,021
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	3,000	3,021
New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	10,000	10,706
New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services)	5.000%	8/1/39	6,500	6,519
New Mexico Severance Tax Rev.	5.000%	7/1/18	5,000	5,794
				40,061
New York (9.1%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/10 (14)	4,900	5,004
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn Arena)	6.375%	7/15/43	6,000	6,145
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/26 (4)	4,200	4,446
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47 (14)	14,075	13,011
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/35	25,690	25,797
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/13 (4)	11,000	10,489
Metro. New York Transp. Auth. Rev.	4.500%	11/15/38	19,720	18,835
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	3,927
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	6,355	5,306
New York City NY GO	5.250%	8/1/12	8,535	9,335
New York City NY GO	5.000%	8/1/15	10,815	12,296
New York City NY GO	5.000%	3/1/17	10,135	11,424
New York City NY GO	5.000%	8/1/17	10,000	11,317
New York City NY GO	5.000%	8/1/20	5,450	6,115
New York City NY GO	5.125%	12/1/23	12,875	13,972
New York City NY GO	5.000%	8/1/24	5,000	5,354
New York City NY GO	5.000%	8/1/25	5,000	5,407
New York City NY GO	5.000%	5/15/26	4,000	4,298
New York City NY GO	5.000%	8/1/27	10,000	10,703
New York City NY GO VRDO	0.290%	5/3/10 (4)	1,700	1,700
New York City NY IDA (Yankee Stadium)	0.000%	3/1/20 (12)	8,400	5,335
New York City NY IDA (Yankee Stadium)	0.000%	3/1/22 (12)	4,585	2,605
New York City NY IDA (Yankee Stadium)	0.000%	3/1/24 (12)	9,670	4,862
New York City NY IDA (Yankee Stadium)	0.000%	3/1/25 (12)	5,000	2,358
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/27	5,000	5,455
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.250%	6/15/32	7,500	8,115
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35	7,000	7,160
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35	7,500	7,893
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/36	28,700	29,755
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/37	10,000	10,413
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/39	5,000	5,148
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.250%	6/15/40	15,500	16,649
New York City NY Transitional Finance Auth. Rev.	6.250%	5/15/10 (Prere.)	265	268
New York City NY Transitional Finance Auth. Rev.	5.000%	8/1/26	7,000	7,386
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/28	12,000	12,562
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/30	11,780	12,434
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34	20,000	20,763
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/18	5,000	5,781
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/1/34	7,000	7,368
New York State Dormitory Auth. Rev. (Mental Health Svcs. Fac.)	5.000%	8/15/19	3,800	4,185
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/27 (14)	17,000	20,148
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/18	8,450	9,721
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	6/15/19	9,765	11,282

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	6/15/20	10,000	11,424
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/24 (2)	10,000	10,646
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	9,750	10,578
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/31	7,500	7,879
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/39	5,000	5,287
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/20 (14)	7,500	8,976
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/11	5,575	5,956
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ.)	5.000%	7/1/38	5,000	5,232
New York State GO	5.000%	2/1/30	3,385	3,647
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10 (14)	2,960	2,967
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	11,135	12,511
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,373
New York State Urban Dev. Corp. Rev.	5.000%	1/1/23	7,785	8,328
New York State Urban Dev. Corp. Rev.	5.625%	1/1/28	7,385	8,014
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/21	10,000	11,366
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/25 (14)	1,965	2,359
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/26	12,000	13,077
Suffolk County NY Water Auth. Rev.	5.750%	6/1/13 (2)(ETM)	7,345	7,820
Suffolk NY Tobacco Asset Securitization Corp. Rev.	0.000%	6/1/44	5,500	4,399
Suffolk NY Tobacco Asset Securitization Corp. Rev.	6.000%	6/1/48	4,000	3,656
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/14	12,770	12,816
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/15	20,000	20,074
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18	15,410	16,431
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/20	12,565	13,627
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21 (2)	12,000	12,832
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22 (2)	5,000	5,318
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	5,000	5,485
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20 (14)	10,000	11,744
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (ETM)	10,000	12,492
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/28	15,000	16,177
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38	12,500	13,370
				692,388
North Carolina (1.7%)
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/33	15,000	16,308
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.250%	1/15/39	2,500	2,574
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47	3,300	3,312
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.350%	5/7/10 (4)	12,625	12,625
New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center)	5.125%	10/1/31 (4)	2,500	2,570
North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.000%	10/1/38	9,140	9,665
North Carolina Capital Fac. Finance Agency Rev. (Republic Services, Inc. Project) VRDO	0.310%	5/7/10 LOC	8,000	8,000
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/23	5,000	5,243
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/26	5,000	5,188
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/26	3,000	3,211
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/22 (4)	6,500	7,056
North Carolina Medical Care Comm. Health Care Fac. Rev.
(Deerfield Episcopal Retirement Community)	6.125%	11/1/38	2,500	2,482
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.250%	6/1/29	10,000	10,594
North Carolina Medical Care Comm. Hosp. Rev. (Mission St. Joseph’s Health System)	5.125%	10/1/28 (14)	5,005	5,008
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16	10,000	11,226
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17	15,000	16,814
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20	4,000	4,397
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,220	1,298
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/16	1,780	1,888
				129,459
Ohio (2.2%)
3 Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	10,305
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) VRDO	0.250%	5/3/10 LOC	4,000	4,000
American Muni. Power Ohio Inc.	5.000%	2/15/38	8,000	8,175
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24	39,865	36,684
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.875%	6/1/30	15,845	13,359
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.750%	6/1/34	5,500	4,308
Buckeye OH Tobacco Settlement Financing Corp. Rev.	6.000%	6/1/42	4,000	3,077
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.875%	6/1/47	7,060	5,273
Cincinnati OH City School Dist. Improvement GO	5.000%	12/15/32 (4)	12,000	12,430
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/16	3,000	3,121
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/17	2,260	2,343
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/21	8,000	8,208
Middletown OH City School Dist. GO	5.000%	12/1/25 (4)	4,715	5,018
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14	3,000	3,245
Ohio Common Schools GO	5.000%	3/15/13 (Prere.)	7,020	7,800
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hosp. Health System)	5.250%	1/15/46	10,000	9,888

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28	3,325	3,470
Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	10,000	10,448
Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	3,250	3,407
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,555
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/38 (4)	7,175	7,391
				165,505
Oklahoma (0.1%)
Oklahoma Dev. Finance Auth. Rev. (Public Service Co.)	5.250%	6/1/14	3,300	3,580
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/36	6,000	5,982
				9,562
Oregon (0.7%)
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,190	6,253
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,565	6,632
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	3,175	3,207
Oregon State Dept. Administrative Services	5.000%	5/1/27	6,755	7,167
Oregon State Dept. Administrative Services (Lottery Rev.)	5.250%	4/1/26	10,000	11,184
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	11/1/39	6,000	6,041
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/22	12,380	12,820
				53,304
Pennsylvania (2.9%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/18	7,500	8,129
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/31	11,420	9,252
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35	2,500	2,480
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40	3,500	3,454
Norwin PA School Dist. GO	3.250%	4/1/31 (4)	8,915	7,185
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	8,985	10,422
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,711
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/12 (2)(Prere.)	775	859
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/15 (2)	20,030	21,580
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31 (4)	20,000	19,999
Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33	5,000	5,253
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36	4,000	4,087
Philadelphia PA GO	5.250%	8/1/17 (4)	12,665	14,125
Philadelphia PA GO	5.000%	8/1/18 (4)	17,440	18,962
Philadelphia PA School Dist. GO	6.000%	9/1/38	7,000	7,511
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (14)	35,000	35,249
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (14)	16,500	17,518
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13 (3)(ETM)	4,455	4,983
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13 (14)	5,545	5,960
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (3)(ETM)	2,920	3,309
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	1,725	1,878
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/21	610	623
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.250%	9/15/30	5,000	5,509
Wallingford-Swarthmore PA School Dist. VRDO	0.380%	5/7/10 (4)	9,600	9,600
				223,638
Puerto Rico (2.0%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14 (14)	2,000	2,017
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (14)	5,000	5,422
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (14)	2,930	3,170
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/38	6,130	6,296
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	6,904
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/34 (2)	15,305	3,045
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14 (Prere.)	7,205	8,276
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	940	1,189
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/12 (2)LOC	40,000	41,203
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	10,000	10,385
Puerto Rico Sales Tax Financing Corp. Rev.	6.125%	8/1/29	15,000	15,690
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44	26,500	29,937
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/47 (2)	45,000	4,693
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	184,500	11,441
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	22,200	1,212
				150,880
Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/23 (4)	2,465	2,507
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/24 (4)	2,975	2,999
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/32 (4)	3,000	3,003
				8,509

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina (2.3%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28	20,000	20,773
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/31	11,500	11,706
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.000%	12/1/26	10,580	10,970
Greenville County SC School Dist. GO	5.000%	12/1/27	9,500	9,806
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.375%	8/15/12 (Prere.)	7,750	8,698
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)(ETM)	2,035	2,447
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (14)	12,210	14,133
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	5,000	5,304
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12 (Prere.)	2,080	2,315
South Carolina Public Service Auth. Rev.	5.500%	1/1/38	10,000	10,890
South Carolina Public Service Auth. Rev.	5.250%	1/1/39	6,000	6,409
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/15 (2)	8,590	9,702
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/20 (2)	20,840	22,217
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/21 (2)	27,170	28,855
Tobacco Settlement Rev. (Auth. of South Carolina Tobacco Settlement)	5.000%	6/1/18	6,795	6,802
Univ. of South Carolina Higher Educ. Rev.	5.250%	6/1/38 (4)	6,610	6,970
				177,997
Tennessee (1.2%)
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.500%	4/1/33	7,975	8,000
Memphis TN Electric System Rev.	5.000%	12/1/17	20,000	23,004
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev.
(Meharry Medical College)	6.000%	12/1/12 (2)	3,405	3,555
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	9/1/27 (4)	350	365
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.280%	5/7/10 (12)	25,700	25,700
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20	4,000	3,968
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/21	1,895	1,871
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/22	3,785	3,672
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/22	5,000	4,911
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/24	4,660	4,523
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/26	12,490	11,960
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/27	1,220	1,140
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/12 (14)(ETM)	1,685	1,764
				94,433
Texas (8.2%)
Austin TX Combined Util. System Rev.	0.000%	5/15/17 (14)	4,900	3,851
Austin TX Water & Wastewater System Rev.	5.000%	5/15/28 (14)	6,665	6,963
Brownsville TX Util. System Rev.	5.000%	9/1/20 (4)	10,055	10,679
Burelson TX Independent School Dist.	5.000%	8/1/40 (12)	8,000	8,154
Conroe TX Independent School Dist. GO	5.750%	2/15/35	5,000	5,420
Dallas County TX Util. & Reclamation Dist. GO	5.375%	2/15/29 (2)	5,000	5,001
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/24 (2)	10,000	10,364
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/25 (2)	10,000	10,333
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/27 (12)	5,000	5,176
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/28 (12)	3,125	3,221
Dallas TX GO	5.000%	2/15/19	15,000	17,407
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/30	6,920	7,410
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Thermal Util. TECO Project)	5.250%	11/15/35	10,000	10,481
Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,093
Harris County TX GO	0.000%	10/1/15 (14)	17,545	15,471
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.250%	5/3/10 LOC	2,000	2,000
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.125%	12/1/31	3,250	3,655
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10 (14)(Prere.)	12,910	13,123
Harris County TX Hosp. Dist. Rev.	5.125%	2/15/32 (14)	10,000	9,699
Harris County TX Hosp. Dist. Rev.	5.250%	2/15/37 (14)	10,190	9,890
Harris County TX Rev.	5.000%	8/15/22	2,000	2,194
Harris County TX Toll Road Rev.	5.000%	8/15/29	5,000	5,265
Houston TX Airport System Rev.	5.500%	7/1/39	5,000	5,328
Houston TX GO	5.750%	9/1/10 (Prere.)	2,735	2,784
Houston TX GO	5.750%	9/1/10 (Prere.)	4,105	4,178
Houston TX GO	5.375%	3/1/11 (Prere.)	6,485	6,750
Houston TX GO	5.750%	3/1/14 (4)	260	265
Houston TX GO	5.500%	3/1/15 (4)	8,440	8,785
Houston TX GO	5.750%	3/1/15 (4)	265	270
Houston TX GO	5.500%	3/1/16 (4)	5,235	5,433
Houston TX GO	5.750%	3/1/16 (4)	395	402
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/18 (2)	16,285	11,029
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/21 (2)	22,720	12,706
Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	20,500	19,670
Houston TX Water & Sewer System Rev.	5.500%	12/1/16 (4)	7,000	7,491
Houston TX Water Conveyance System COP	6.800%	12/15/10 (2)	5,490	5,664

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lone Star College TX System Rev.	5.000%	8/15/29	6,210	6,688
Lone Star College TX System Rev.	5.000%	8/15/34	5,000	5,297
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/11 (4)	2,710	2,722
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/15 (Prere.)	3,055	3,591
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/16 (4)	5,905	5,928
Lower Colorado River Auth. Texas Rev.	5.500%	5/15/36	5,000	5,277
Lower Colorado River Auth. Texas Rev.	5.625%	5/15/39	5,000	5,330
3 Lower Colorado River Auth. Texas Rev.	5.000%	5/15/40	5,000	5,079
Matagorda County TX Navigation Dist. PCR (Central Power & Light)	6.300%	11/1/29	7,500	8,119
Montgomery County TX	5.125%	3/1/31	4,000	4,240
Montgomery County TX	5.250%	3/1/32	5,000	5,327
North Texas Tollway Auth. Rev.	6.125%	1/1/31	4,000	4,266
North Texas Tollway Auth. Rev.	5.625%	1/1/33	21,650	22,656
North Texas Tollway Auth. Rev.	6.250%	1/1/39	5,000	5,524
North Texas Univ. Rev.	5.000%	4/15/27	7,475	8,033
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/10 (4)	2,000	2,004
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/17 (4)	7,425	7,436
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/22 (4)	7,110	7,118
Round Rock TX Independent School Dist. GO	0.000%	8/15/11 (14)	5,000	4,948
Round Rock TX Independent School Dist. GO	5.250%	8/1/29	6,000	6,452
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,798
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	8,000	8,914
San Antonio TX GO	5.000%	2/1/19	6,310	7,320
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/36	15,000	15,059
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/28	3,000	3,214
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/20	17,000	21,745
Texas Muni. Gas Acquisition & Supply Corp. Rev.	6.250%	12/15/26	5,000	5,409
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (14)	38,730	36,154
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (14)	34,250	30,795
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (14)	33,070	28,459
Texas Private Activity Surface Transp. Corp. Rev.	7.500%	12/31/31	4,000	4,338
Texas Private Activity Surface Transp. Corp. Rev.	6.875%	12/31/39	5,000	5,224
Texas State College Student Loan GO	5.000%	8/1/33	7,115	7,581
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,264
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/26 (2)	10,000	3,727
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/28 (2)	30,005	9,751
Texas Water Dev. Board GO	5.750%	8/1/32	10,380	10,741
2 Texas Water Dev. Board Rev.	5.500%	7/15/21	9,825	9,865
Texas Water Finance Assistance GO	5.000%	8/1/27	3,320	3,631
Texas Water Finance Assistance GO	5.000%	8/1/29	1,800	1,945
Univ. of Houston TX Rev.	5.000%	2/15/27	2,100	2,249
				624,823
Utah (0.3%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/14	5,000	5,602
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/21	17,395	18,545
				24,147
Vermont (0.1%)
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/34 (4)	10,000	10,019

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/10 (Prere.)	5,000	5,174
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	4,000	4,030
				9,204
Virginia (0.7%)
Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project)	5.250%	5/15/26	3,250	3,492
Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project)	5.500%	5/15/35	15,000	15,886
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	6/1/10	7,500	8,205
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37	10,000	10,046
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	10,000	11,659
Virginia Public School Auth. Rev.	5.000%	8/1/17	6,000	6,956
				56,244
Washington (1.8%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/14 (14)	5,000	4,518
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15 (14)	12,585	10,891
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	9,052
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	7,329
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/17	10,000	11,486
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/18	5,000	5,763
King County WA Sewer Rev.	5.000%	1/1/39	7,500	7,871
King County WA Sewer Rev.	5.250%	1/1/42	7,500	8,011

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington GO	6.750%	2/1/15	3,450	3,916
Washington GO	5.000%	2/1/19	5,000	5,762
Washington GO	5.000%	2/1/20	5,000	5,770
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/31 (4)	5,000	5,131
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/34 (4)	27,000	27,506
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43 (12)	5,490	5,622
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/18	7,000	7,547
Washington Health Care Fac. Auth. Rev. (Children’s Hosp.)	5.625%	10/1/38	12,000	12,457
				138,632
West Virginia (0.7%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/11 (14)(ETM)	7,325	7,881
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/12 (14)(ETM)	7,840	8,883
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/14 (14)(ETM)	8,975	10,996
3 West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.625%	9/1/32	6,500	6,649
West Virginia Hosp. Finance Auth. Rev. (UTD Hosp. Center Inc. Project)	5.250%	6/1/41 (2)	16,330	16,524
				50,933
Wisconsin (1.4%)
Badger Tobacco Asset Securitization Corp. WI	6.125%	6/1/12 (Prere.)	3,505	3,751
Madison WI Community Dev. Auth. Rev. (Wisconson Alumni Research Project)	5.000%	10/1/34	9,500	10,162
Wisconsin Clean Water Rev.	6.875%	6/1/11	14,120	14,598
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,651
Wisconsin GO	5.000%	5/1/26	5,380	5,818
Wisconsin GO	6.000%	5/1/36	10,000	11,116
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/36	3,000	3,037
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.250%	8/15/17 (14)	10,000	10,006
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	12,179
Wisconsin Health & Educ. Fac. Auth. Rev. (Luther Hosp.)	5.750%	11/15/30	7,500	8,046
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/15/18	6,665	7,102
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/15/19	3,740	3,943
Wisconsin Transp. Rev.	4.500%	7/1/26 (14)	12,470	12,717
				108,126
Total Tax-Exempt Municipal Bonds (Cost $7,158,642)				7,450,418

			Shares
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
4 Vanguard Municipal Cash Management Fund (Cost $160,361)	0.275%	160,361,088		160,361
Total Investments (99.8%) (Cost $7,319,003)				7,610,779
Other Assets and Liabilities (0.2%)
Other Assets				115,352
Liabilities				(99,880)
				15,472
Net Assets (100%)				7,626,251

Long-Term Tax-Exempt Fund

At April 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	7,425,160
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(89,755)
Unrealized Appreciation (Depreciation)
Investment Securities	291,776
Futures Contracts	(930)
Net Assets	7,626,251

Investor Shares—Net Assets
Applicable to 153,675,461 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,699,472
Net Asset Value Per Share—Investor Shares	$11.06

Admiral Shares—Net Assets
Applicable to 535,931,442 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,926,779
Net Asset Value Per Share—Admiral Shares	$11.06

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities was $46,791,000, representing 0.6% of net assets.
2 Securities with a value of $4,086,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2010.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For a key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.8%)
Alabama (0.7%)
Alabama Special Care Fac. Financing Auth. Birmingham Rev. (Ascension Health)	5.000%	11/15/39	11,825	11,949
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/13 (Prere.)	3,000	3,502
Courtland AL Dev. Board Solid Waste Disposal Rev. (International Paper Co.)	5.200%	6/1/25	5,000	4,611
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/28	17,000	16,549
Millerport AL IDA Rev. (Steel Dust Recycling Project) VRDO	0.350%	5/7/10 LOC	8,700	8,700
				45,311
Arizona (1.3%)
Arizona Board Regents Arizona State Univ. System Rev.	5.000%	6/1/39	15,000	15,508
Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38	5,900	6,003
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	4.750%	10/1/10	4,250	4,251
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	5.200%	10/1/37	7,000	5,248
Arizona Transp. Board Highway Rev.	5.000%	7/1/16	7,465	8,623
Chandler AZ IDA Rev. (Intel Corp. Project) PUT	4.375%	12/1/10	17,500	17,858
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32	7,950	7,992
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/27	17,000	16,431
Salt Verde Arizona Financial Project Rev.	5.000%	12/1/32	5,000	4,535
Univ. Medical Center Corp. AZ Hosp. Rev.	6.500%	7/1/39	2,500	2,665
				89,114
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/15 (14)	3,450	3,838

California (14.3%)
Adelanto CA Public Util. Auth. Rev.	6.750%	7/1/39	10,000	10,246
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25	4,530	4,796
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	2,500	2,632
Bay Area Toll Auth. CA Toll Bridge Rev.	5.250%	4/1/26	1,920	2,100
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/27	5,000	5,272
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	1,670	1,801
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	830	895
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	30	32
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	85	92
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/15	3,290	3,531
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/28	5,375	5,789
California GO	5.500%	4/1/18	15,000	17,101
California GO	5.000%	11/1/21	14,045	14,776
California GO	6.000%	3/1/33	3,000	3,302
California GO	5.125%	4/1/33	16,500	16,622
California GO	6.500%	4/1/33	30,000	34,013
California GO	4.500%	10/1/36	46,500	41,667
California GO	5.000%	6/1/37	10,500	10,362
California GO	5.500%	11/1/39	10,000	10,352
California GO	5.500%	3/1/40	3,000	3,108
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.750%	9/1/39	4,500	4,674
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,040
California Health Fac. Finance Auth. Rev. (St. Joseph Health System)	5.750%	7/1/39	7,000	7,277
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38	6,000	5,754
California Housing Finance Agency Home Mortgage Rev. VRDO	0.280%	5/7/10 LOC	19,670	19,670
California Housing Finance Agency Home Mortgage Rev. VRDO	0.400%	5/7/10 LOC	26,400	26,400
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	6.000%	2/1/30	10,000	10,569
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	12,155	12,312
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/25	3,000	3,036
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/27	6,185	6,087
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/21	7,675	7,762
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/22	5,000	5,023
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/23	2,870	2,871
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/19	7,000	7,252
California RAN	3.000%	5/25/10	25,000	25,034
California State Econ. Recovery Bonds	5.250%	7/1/14 (ETM)	3,390	3,927
California State Econ. Recovery Bonds	5.250%	7/1/14	11,610	13,132
California State Econ. Recovery Bonds	5.000%	7/1/20	5,000	5,575
California State Econ. Recovery Bonds	5.250%	7/1/21	8,250	9,226
California State Univ. Rev. Systemwide	5.000%	11/1/20 (2)	20,995	22,318
California State Univ. Rev. Systemwide	5.250%	11/1/34	9,275	9,687
California State Univ. Rev. Systemwide	5.250%	11/1/38	2,490	2,580
California Statewide Communities Dev. Auth. Rev.	5.000%	6/15/13	4,500	4,900
California Statewide Communities Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32	8,000	8,102
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45	28,000	27,213
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/27	20,000	20,066
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/29	2,165	1,856

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/35	2,710	2,254
El Monte CA High School Dist. GO	5.500%	6/1/34 (12)	8,575	9,071
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.880%	1/15/28 (14)	25,000	24,840
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	10,400	9,516
Grossmont CA Healthcare Dist. GO	5.000%	7/15/37 (2)	12,000	11,737
Irving CA Special Tax Community Fac. Dist.	5.200%	9/1/26	750	685
Irving CA Special Tax Community Fac. Dist.	5.250%	9/1/36	2,000	1,718
Kern County CA GO	5.750%	8/1/35 (12)	4,500	4,763
Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/13 (Prere.)	890	1,026
Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/13 (Prere.)	885	1,029
Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/13 (Prere.)	890	1,039
Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/13 (Prere.)	3,555	4,157
Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/13 (Prere.)	2,670	3,126
Los Angeles CA Community College Dist. GO	5.000%	8/1/24	3,430	3,691
Los Angeles CA Community College Dist. GO	5.000%	8/1/25	4,620	4,938
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	6,215	6,549
Los Angeles CA Dept. of Airports International Airport Rev.	5.375%	5/15/30	15,000	15,388
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24 (4)	11,175	11,782
Los Angeles CA USD GO	5.000%	7/1/27	8,000	8,414
Los Angeles CA USD GO	4.500%	1/1/28 (14)	9,750	9,336
Los Angeles CA Wastewater System Rev.	5.750%	6/1/27	7,780	8,796
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	2,500	2,941
M-S-R California Energy Auth. Rev.	6.500%	11/1/39	11,000	12,149
Modesto CA Irrigation Dist. COP	5.500%	7/1/35	11,300	11,930
Napa Valley CA USD Election GO	4.500%	8/1/37 (4)	12,035	11,445
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/20 (12)	9,305	10,158
Northstar Community Services Dist. CA Special Tax Community Fac. Dist.	5.000%	9/1/37	15,000	11,396
Oakland CA USD GO	6.125%	8/1/29	4,000	4,206
Palo Alto CA USD GO	0.000%	8/1/30	21,100	7,558
Palomar Pomerado Health System California GO	0.000%	8/1/38 (12)	10,740	6,602
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/38	23,000	21,024
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	15,000	15,075
Sacramento County CA Airport Rev.	6.000%	7/1/41	9,500	10,236
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,470
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	33,511
San Diego CA Community College Dist. GO	5.250%	8/1/33	5,500	5,775
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.250%	5/15/39	5,000	5,265
San Diego CA USD GO	5.500%	7/1/19 (14)	10,140	11,888
San Diego CA USD GO	5.500%	7/1/21 (14)	12,725	14,957
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/33 (2)	10,000	10,100
San Francisco CA City & County International Airport Rev.	5.000%	5/1/17	3,000	3,326
San Francisco CA City & County International Airport Rev.	5.750%	5/1/19	20,295	22,165
San Francisco CA City & County International Airport Rev.	5.750%	5/1/20	26,405	28,535
San Francisco CA City & County International Airport Rev.	5.250%	5/1/32	5,000	5,207
San Francisco CA City & County International Airport Rev.	6.000%	5/1/39	2,130	2,336
San Francisco CA City & County Redev. Financing Auth. Tax Allocation (Mission Bay South)	6.625%	8/1/39	2,000	2,122
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/1/24 (ETM)	18,000	10,349
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/25 (14)	12,900	4,012
Santa Margarita CA Water Dist. Special Tax Community Fac. Dist. No. 99-1	6.000%	9/1/13 (Prere.)	3,000	3,475
Santa Monica CA Community College Dist.	0.000%	8/1/24	5,000	2,390
Santa Monica CA Community College Dist.	0.000%	8/1/25	5,490	2,465
Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27 (4)	10,000	10,639
Southern California Public Power Auth. Rev. (Transmission Project)	5.000%	7/1/20	10,505	11,545
Univ. of California Rev.	4.500%	5/15/31 (4)	4,900	4,915
Victor Valley CA Community College Dist.	6.000%	8/1/39	8,000	8,580
West Contra Costa CA USD	6.000%	8/1/27	3,000	3,246
				958,680
Colorado (3.8%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.250%	9/1/11 (Prere.)	10,000	10,609
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,215	5,550
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,130	5,460
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,000	3,193
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	8,200	8,727
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (ETM)	7,775	8,279
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	4.500%	9/1/38	23,975	22,724
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	9/1/41	7,500	7,512
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/26	1,000	902
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/37	2,250	1,946
Colorado Health Fac. Auth. Rev. (Covenant Retirement Community Inc.)	5.250%	12/1/25	15,500	14,380
Colorado Health Fac. Auth. Rev. (Evangelical)	6.125%	6/1/38	7,000	7,109
Denver CO City & County Airport Rev.	5.000%	11/15/12 (14)	4,205	4,549

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Denver CO City & County Airport Rev.	5.250%	11/15/36	7,500	7,762
Denver CO City & County Airport Rev. PUT	5.250%	5/15/10	15,000	15,028
Denver CO City & County Airport Rev. PUT	5.250%	5/15/11	10,000	10,399
Denver CO City & County School Dist.	5.250%	12/1/24	3,250	3,679
Denver CO City & County School Dist.	5.500%	12/1/26	2,500	2,851
Denver CO City & County Single Family Mortgage Rev.	5.550%	12/1/39	3,379	3,489
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (14)	7,185	7,110
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/12 (14)	26,795	24,513
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (14)	5,000	4,357
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/14 (14)	8,000	6,614
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (14)	5,000	3,891
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/18 (14)	5,000	3,165
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24 (14)	29,225	11,768
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (14)	14,900	5,611
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27 (14)	36,465	11,870
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/29 (14)	56,600	15,916
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (14)	14,200	3,703
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16 (Prere.)	10,000	11,052
				253,718
Connecticut (0.4%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28	25,250	25,453

Delaware (0.1%)
Delaware Housing Auth. Single Family Mortgage Rev.	5.875%	1/1/38	3,665	3,941

District of Columbia (1.1%)
District of Columbia Income Tax Rev.	5.000%	12/1/19	7,000	8,092
District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/30 (2)	12,815	12,976
District of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/39	10,000	10,796
Metro. Washington DC/VA Airports Auth. Airport System Rev.	5.500%	10/1/13 (14)	2,500	2,632
Metro. Washington DC/VA Airports Auth. Airport System Rev.	5.500%	10/1/16 (14)	2,775	2,916
Metro. Washington DC/VA Airports Auth. Airport System Rev.	5.500%	10/1/17 (14)	2,000	2,102
Metro. Washington DC/VA Airports Auth. Airport System Rev.	5.500%	10/1/18 (14)	2,000	2,095
Metro. Washington DC/VA Airports Auth. Airport System Rev.	5.250%	10/1/25	15,000	16,410
Metro. Washington DC/VA Airports Auth. Airport System Rev. VRDO	0.270%	5/3/10 LOC	5,800	5,800
Metro. Washington DC/VA Airports Auth. Dulles Toll Road Rev.	5.000%	10/1/39	8,000	8,304
Washington DC Metro. Area Transit Auth. Rev.	5.250%	7/1/24	2,500	2,778
Washington DC Metro. Area Transit Auth. Rev.	5.125%	7/1/32	1,000	1,061
				75,962
Florida (6.2%)
Alachua County FL IDR (North Florida Retirement Village)	5.625%	11/15/22	5,000	4,510
Alachua County FL IDR (North Florida Retirement Village)	5.875%	11/15/36	10,000	8,344
Beacon Lakes FL Community Dev.	6.900%	5/1/35	15,915	15,636
Brevard County FL School Board COP	5.000%	7/1/27 (2)	12,895	13,040
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14	7,500	8,036
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/15	25,000	26,391
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/16	6,000	6,263
Citizens Property Insurance Corp. Florida (High Risk Account)	5.250%	6/1/17	5,000	5,240
1 East Homestead Community Dev. Dist. Florida Special Assessment Rev.	5.000%	5/1/11	2,960	2,219
Escambia County FL Environmental Improvement Rev.	5.750%	11/1/27	6,000	5,826
2 Florida Board of Educ. Capital Outlay	6.000%	6/1/10 (Prere.)	2,000	2,030
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/26	5,000	5,402
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/27	4,000	4,367
Florida Housing Finance Agency Rev.	5.750%	1/1/37	21,285	22,783
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.750%	1/1/37	10,880	11,646
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.500%	7/1/48	13,715	14,523
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14	14,000	15,395
Florida Muni. Power Agency Rev.	6.250%	10/1/31	3,250	3,669
Gainsville FL Util. System Rev. VRDO	0.450%	5/3/10	9,900	9,900
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/16 (Prere.)	365	427
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36	14,435	14,498
Highlands County FL Health Rev. (Adventist Health System)	6.000%	11/15/37	5,000	5,305
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/34	5,185	5,012
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.000%	10/1/36	4,000	3,733
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/41	10,000	9,513
Hillsborough County FL IDA (Univ. Community Hosp.)	5.625%	8/15/29	7,000	6,733
3 Landmark at Doral Community Dev. Dist. Florida Special Assessment	5.200%	5/1/15	6,680	2,197
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.125%	11/15/36	2,500	2,025
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (14)	41,250	40,517
Miami-Dade County FL Aviation–Miami International Airport	5.125%	10/1/24 (14)	18,575	18,565
Miami-Dade County FL Aviation–Miami International Airport	5.000%	10/1/37 (14)	2,000	1,965

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation–Miami International Airport	5.000%	10/1/38 (11)	8,770	8,096
Miami-Dade County FL Aviation–Miami International Airport	5.375%	10/1/41	5,000	5,057
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.750%	6/1/39 (12)	5,250	5,525
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,216
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	6,650	6,590
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/39	5,250	5,312
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.375%	7/1/20	1,100	1,002
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.700%	7/1/26	1,000	886
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.000%	7/1/12	3,000	3,001
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/32	1,200	980
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/38	1,500	1,176
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/35 (2)	1,250	1,251
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.500%	5/1/10	190	190
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.800%	5/1/26	3,000	2,847
Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/17 (ETM)	2,200	2,619
Palm Beach County FL Airport System Rev.	5.750%	10/1/12 (14)	7,220	7,883
Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (14)(ETM)	2,060	2,426
Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (14)	6,440	7,242
Palm Beach County FL Solid Waste Auth. Rev.	5.000%	10/1/24 (13)	3,500	3,800
Palm Glades Comm. Dev. Dist. (Florida Supplemental Assessment)	4.850%	8/1/11	2,165	1,406
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	8,700	9,322
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.)	5.500%	7/1/34	3,500	3,599
St. Petersburg FL Health Fac. Auth. Rev. (All Childrens Hosp.)	6.500%	11/15/39	8,000	8,825
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30	18,000	18,015
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/15 (14)	1,180	1,356
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/16 (14)	1,720	1,978
				414,310
Georgia (1.9%)
Atlanta GA Airport Fac. Rev.	5.000%	1/1/30 (4)	10,000	10,238
Atlanta GA Water & Wastewater Rev.	6.250%	11/1/34	2,500	2,726
Atlanta GA Water & Wastewater Rev.	6.250%	11/1/39	15,000	16,263
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	6,000	6,342
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	5.500%	1/1/33	5,000	5,186
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.400%	11/1/10	5,000	5,134
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/17 (14)	5,000	5,228
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/34	2,000	1,782
Georgia Housing Finance Auth. Rev.	5.000%	12/1/26	4,750	4,800
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (14)(ETM)	95	111
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (14)	4,060	4,742
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (14)(ETM)	845	1,012
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/18	5,000	5,257
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/19	15,000	15,711
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/28	12,195	11,987
Marietta GA Dev. Auth. Rev.	7.000%	6/15/30	4,000	3,944
Marietta GA Dev. Auth. Rev.	7.000%	6/15/39	6,000	5,840
Muni. Electric Auth. Georgia Rev.	5.000%	1/1/20	7,000	7,704
Muni. Electric Auth. Georgia Rev. (General Resolution Projects)	5.500%	1/1/26	7,000	7,588
Richmond County GA Dev. Auth. Environmental Improvement Rev.	5.750%	11/1/27	3,000	2,913
				124,508
Guam (0.8%)
Guam Govt. GO	5.000%	11/15/23	4,500	4,165
Guam Govt. GO	5.125%	11/15/27	5,000	4,550
Guam Govt. GO	6.750%	11/15/29	8,000	8,509
Guam Govt. GO	5.250%	11/15/37	20,400	18,464
Guam Govt. GO	7.000%	11/15/39	10,000	10,679
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	6.000%	7/1/25	2,000	2,043
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	5.875%	7/1/35	5,000	4,905
				53,315
Hawaii (0.6%)
Hawaii Dept. of Budget & Finance Surplus Purpose Rev.	8.000%	11/15/33	8,750	9,333
Honolulu HI City & County GO	5.000%	7/1/22 (14)	3,000	3,240
Honolulu HI City & County GO	5.000%	4/1/26	6,830	7,526
Honolulu HI City & County GO	5.000%	4/1/27	12,100	13,257
Honolulu HI City & County Wastewater System Rev.	0.000%	7/1/17 (14)	6,000	4,566
Honolulu HI City & County Wastewater System Rev.	0.000%	7/1/18 (14)	2,000	1,437
				39,359
Idaho (0.3%)
Idaho Housing & Finance Assn.	5.000%	7/15/23	8,430	9,257
Idaho Housing & Finance Assn. RAN	5.000%	7/15/27	7,000	7,479

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Idaho Housing & Finance Assn. Single Family Mortgage Rev.	5.125%	1/1/29	3,050	3,030
Madison County ID Hosp. Rev.	5.250%	9/1/37	1,650	1,444
				21,210
Illinois (3.2%)
Chicago IL GO	0.000%	1/1/16 (14)(Prere.)	7,795	8,793
Chicago IL GO	0.000%	1/1/16 (14)(Prere.)	7,445	8,409
Chicago IL GO	0.000%	1/1/26 (14)	2,755	2,854
Chicago IL GO	0.000%	1/1/27 (14)	2,630	2,717
Chicago IL Midway Airport Rev.	5.500%	1/1/14 (4)	6,410	6,576
Chicago IL Midway Airport Rev.	5.500%	1/1/15 (4)	4,760	4,873
Chicago IL Midway Airport Rev.	5.500%	1/1/16 (4)	7,135	7,280
Chicago IL Midway Airport Rev.	5.500%	1/1/17 (4)	7,525	7,666
Chicago IL Midway Airport Rev.	5.500%	1/1/18 (4)	7,940	8,077
Chicago IL O’Hare International Airport Rev.	5.250%	1/1/30	3,655	3,766
Chicago IL Public Building Comm. GO	7.000%	1/1/15 (14)(ETM)	4,510	5,132
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (14)(ETM)	10,000	12,993
Chicago IL Water Rev.	5.250%	11/1/38	15,000	15,690
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/14 (Prere.)	500	584
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39	22,500	22,595
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.375%	7/1/33	6,000	6,222
Illinois Finance Auth. Rev. (OSF Healthcare System)	7.000%	11/15/29	10,000	11,125
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37	8,185	8,190
Illinois Finance Auth. Rev. (Riverside Health System)	6.250%	11/15/35	4,600	4,822
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	6.625%	11/1/39	10,000	10,776
Illinois Finance Auth. Rev. (Silver Cross & Medical Centers)	7.000%	8/15/44	14,000	14,888
Illinois Finance Auth. Rev. (Tabor Hills Supportive Living)	5.250%	11/15/36	3,000	2,241
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/21	6,000	6,355
3 Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/35	4,000	2,200
Illinois GO	5.000%	1/1/16 (4)	8,000	8,824
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.100%	9/1/11 (2)	3,105	3,128
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,504
Illinois Sports Fac. Auth. Rev.	0.000%	6/15/30 (2)	8,635	8,724
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	5.250%	6/15/42 (14)	10,000	10,129
				218,133
Indiana (1.7%)
Indiana Dev. Finance Auth. IDR (Republic Services Inc.) VRDO	0.300%	5/3/10 LOC	7,100	7,100
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.250%	5/3/10	2,300	2,300
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/39	17,535	16,250
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/23 (ETM)	19,400	26,392
Indiana Muni. Power Agency Rev.	6.000%	1/1/39	13,275	14,344
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11	5,920	6,134
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.100%	1/15/17	13,500	13,924
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/14	18,160	19,900
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	6,750	7,481
				113,825
Iowa (0.4%)
Iowa Finance Auth. Single Family Rev. VRDO	0.300%	5/7/10	4,500	4,500
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	5.000%	12/1/19	2,500	2,917
Tobacco Settlement Financing Corp. Iowa Rev.	5.600%	6/1/34	25,000	22,306
				29,723
Kansas (0.7%)
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/26	2,000	1,882
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/38	2,000	1,763
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/11 (Prere.)	8,985	9,487
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/11 (Prere.)	21,100	22,470
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/36	9,330	9,345
				44,947
Kentucky (0.7%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.650%	1/1/17 (2)	8,000	8,010
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.700%	1/1/21 (2)	1,750	1,751
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/17 (14)	7,500	8,216
Kentucky Housing Corp. Rev.	5.250%	7/1/32	9,040	9,383
Kentucky Property & Building Comm. Rev.	5.000%	10/1/17 (2)	6,000	6,755
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/25	3,085	3,340
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/26	1,940	2,086
Louisville & Jefferson County KY Metro. Health Fac. Rev.	5.750%	2/1/27	9,400	9,659
				49,200
Louisiana (1.9%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.450%	7/1/10	2,710	2,711
East Baton Rouge LA Sewer Commission Rev.	5.250%	2/1/39	7,500	7,858

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.950%	6/1/38	8,095	8,739
Louisiana Local Govt. Environment Fac. & Community Dev. Auth. Rev. (Women’s Hosp.)	5.875%	10/1/40	11,490	11,401
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38	39,000	34,667
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	6.750%	6/1/26 (12)	6,000	6,875
New Orleans LA Aviation Board Rev.	6.000%	1/1/23 (12)	5,000	5,683
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37	39,200	37,733
Tobacco Settlement Financing Corp. Louisiana Rev.	5.875%	5/15/39	10,000	9,643
				125,310
Maine (0.3%)
Jay ME Solid Waste Disposal Rev.	6.200%	9/1/19	9,250	9,353
Maine Health & Higher Educ. Fac. Auth. Rev.	5.000%	7/1/39	8,000	8,303
				17,656
Maryland (1.9%)
Baltimore MD Special Obligation Rev.	7.000%	9/1/38	8,000	8,039
Maryland Dept. of Housing & Community Dev. Rev.	5.750%	3/1/41	9,700	10,290
Maryland Dept. of Housing & Community Dev. Rev. VRDO	0.340%	5/7/10	17,000	17,000
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/16	3,000	2,421
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/31	12,000	8,666
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.250%	12/1/31	2,000	1,497
Maryland GO	5.000%	11/1/17	5,000	5,857
Maryland GO	5.000%	3/1/18	6,000	7,020
Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	5.000%	1/1/17	9,145	8,383
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	15,000	15,312
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11 (Prere.)	15,500	16,354
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11 (Prere.)	8,070	8,514
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.750%	7/1/11 (Prere.)	3,930	4,169
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12 (Prere.)	3,000	3,329
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	5.500%	5/1/20	420	411
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	1,896
Maryland State & Local Fac. Rev.	5.000%	2/15/15 (Prere.)	6,000	6,889
				126,047
Massachusetts (2.6%)
Massachusetts College Building Auth. Rev.	5.000%	5/1/29	1,500	1,597
Massachusetts College Building Auth. Rev.	5.000%	5/1/30	1,500	1,591
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	9,262
Massachusetts GO	5.000%	3/1/26	10,000	10,940
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/38	19,850	17,591
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15	19,020	19,129
2 Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.500%	7/1/36	5,100	5,769
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/18	5,000	5,577
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/19	7,005	7,777
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.125%	2/16/12	6,000	6,210
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12	2,000	2,073
Massachusetts Health & Educ. Fac. Auth. Rev. (Suffolk Univ.)	6.250%	7/1/30	5,000	5,371
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/11	3,020	3,105
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	17,000	17,155
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/15 (14)	7,535	7,877
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/24 (4)	14,000	15,084
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/26 (4)	12,570	13,280
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)	10,000	10,472
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	15,000	17,129
				176,989
Michigan (2.5%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/12 (Prere.)	11,000	12,160
Detroit MI Sewer System Rev.	5.125%	7/1/33 (14)	6,030	6,001
Detroit MI Sewer System Rev.	7.500%	7/1/33 (4)	12,000	14,409
Detroit MI Water Supply System Rev.	7.000%	7/1/36 (4)	4,500	5,184
Michigan GO	5.250%	9/15/26 (4)	12,000	12,613
Michigan Hosp. Finance Auth. Rev.	6.125%	6/1/34	4,065	4,328
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	11/15/22	8,655	9,174
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46	44,500	40,589
Michigan Housing Dev. Auth. Rev. (Rental Housing) VRDO	0.360%	5/3/10 (4)	36,235	36,235
Michigan Muni. Bond Auth. Rev.	5.000%	10/1/29	5,190	5,590
Michigan Tobacco Settlement Financing Auth. Rev	6.000%	6/1/48	9,775	7,463
Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42	10,000	9,256
Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	6.000%	8/1/39	7,000	7,058
				170,060
Minnesota (0.4%)
Dakota County MN Community Dev. Agency Multifamily Housing Rev. (Highview Hills)	7.000%	8/1/45	8,000	7,785
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/28	4,500	4,590

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/37	9,250	8,851
Minneapolis MN Health Care System (Fairview Health Services)	6.750%	11/15/32	8,250	9,207
				30,433
Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/31 (10)	11,365	10,772

Missouri (1.6%)
Kirkwood MO IDA Retirement Community Rev. (Aberdeen Heights)	8.250%	5/15/39	5,000	4,978
Kirkwood MO IDA Retirement Community Rev. (Aberdeen Heights)	8.250%	5/15/45	5,000	4,921
Missouri Dev. Finance Board Cultural Fac. Rev. (Nelson Gallery Foundation) VRDO	0.250%	5/3/10	5,630	5,630
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35	9,000	8,220
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.250%	11/15/29	3,900	3,913
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.500%	11/15/33	6,500	6,579
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Mission Health System)	5.375%	11/15/16 (14)	6,275	6,281
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/25	7,935	8,835
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.050%	3/1/37	8,150	8,690
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.000%	3/1/38	3,530	3,815
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	5.600%	9/1/38	7,025	7,460
Missouri Joint. Muni. Electric Util. Comm. Power Project Rev. (Plum Point Project)	5.000%	1/1/28 (14)	5,000	4,823
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/27 (14)	10,000	10,166
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/28 (14)	10,000	10,126
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/29 (14)	6,000	6,042
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/37	11,000	9,980
				110,459
Montana (0.1%)
Montana Board Housing (Single Family Mortgage) Rev.	5.750%	12/1/37	4,580	4,911

Nebraska (0.3%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.250%	6/1/11 (2)(Prere.)	5,500	5,787
Nebraska Public Power Dist. Rev.	5.000%	1/1/38	6,500	6,674
Washington County NE Ind. Dev. Rev. (Cargill Dow Polymers LLC) VRDO	0.320%	5/7/10 LOC	5,400	5,400
				17,861
Nevada (0.9%)
Clark County NV Airport Improvement Rev. VRDO	0.320%	5/7/10 (4)	20,000	20,000
Clark County NV School Dist. GO	5.000%	6/15/25	10,000	10,440
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31	11,750	11,756
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23 (14)	10,000	10,643
Sparks NV Local Improvement Dist. Rev.	6.500%	9/1/20	3,435	3,352
Sparks NV Local Improvement Dist. Rev.	6.750%	9/1/27	3,785	3,553
				59,744
New Jersey (5.3%)
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/19	2,000	1,775
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.000%	1/1/29	7,500	5,942
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29	10,000	8,032
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29	2,000	1,595
New Jersey COP	5.250%	6/15/27	5,000	5,240
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/26	2,000	1,705
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/36	2,000	1,619
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29	20,000	19,635
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/31	6,500	6,158
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill–DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	2,250	2,669
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/15	825	813
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/25	710	626
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/37	1,230	1,023
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/24 (14)	18,055	19,363
New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/31	10,000	8,863
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.250%	9/1/28	10,200	10,881
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/12	12,000	12,124
New Jersey Educ. Fac. Auth. Rev. (Richard Stockton College)	5.375%	7/1/38	3,395	3,537
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	7.500%	12/1/32	6,500	7,445
New Jersey Environmental Infrastructure Trust	5.000%	9/1/15	4,465	5,191
New Jersey GO	5.000%	8/1/18	7,335	8,419
New Jersey GO	5.500%	7/15/19 (14)	7,050	8,398
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.750%	7/1/33	6,700	7,035
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (ETM)	1,300	1,427
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	1,315	1,438
New Jersey Transp. Corp. COP	5.750%	9/15/15	26,620	28,369
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/17 (4)	7,000	7,987
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	14,000	15,664
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (ETM)	14,000	16,008

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (14)	10,000	11,498
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	30,000	12,697
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/27	15,000	5,794
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28	3,430	1,249
	New Jersey Transp. Trust Fund Auth. Rev.	5.625%	12/15/28	20,000	21,548
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/38 (12)	8,000	8,734
	New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	21,495	17,227
	New Jersey Turnpike Auth. Rev.	5.000%	1/1/35	3,900	4,048
	New Jersey Turnpike Auth. Rev.	5.250%	1/1/40	5,000	5,234
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23	7,675	7,331
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26	46,750	39,786
					354,127
New Mexico (0.9%)
	New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/26	8,000	8,586
	New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	11,000	11,078
	New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	27,550	29,495
	New Mexico Mortgage Finance Auth. Single Family Mortgage	5.600%	7/1/38	7,370	7,865
	New Mexico Mortgage Finance Auth. Single Family Mortgage	5.300%	1/1/39	5,540	5,810
					62,834
New York (9.5%)
	Brooklyn NY Local Dev. Corp. Rev. (Brooklyn Arena)	6.375%	7/15/43	5,000	5,121
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	5,000	5,394
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	3,745	4,026
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	4,826
	Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47 (14)	16,500	15,252
	Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/47	4,750	4,566
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/12 (4)	10,000	9,752
	Long Island NY Power Auth. Electric System Rev.	5.500%	4/1/22	10,000	11,071
	Long Island NY Power Auth. Electric System Rev.	5.500%	4/1/24	5,000	5,487
	Long Island NY Power Auth. Electric System Rev.	5.000%	9/1/35	10,340	10,513
	Metro. New York Transp. Auth. Rev.	5.000%	11/15/18	2,500	2,751
	Metro. New York Transp. Auth. Rev.	5.125%	11/15/31	12,205	12,601
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20 (14)(ETM)	9,000	11,071
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,403
	Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/14	15,460	17,567
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18 (2)	5,000	5,672
	Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13	10,000	11,026
	New York City NY GO	5.000%	3/1/16	2,500	2,816
	New York City NY GO	5.000%	4/1/16	3,500	3,947
	New York City NY GO	5.000%	3/1/18	1,990	2,248
	New York City NY GO	5.000%	8/1/20	5,000	5,610
	New York City NY GO	5.000%	1/1/25	5,750	6,104
	New York City NY GO	5.000%	8/1/26	5,000	5,379
	New York City NY GO	5.000%	11/1/26	15,000	15,764
1	New York City NY Housing Dev. Corp. Rev. (Multi-Family Housing) TOB VRDO	0.550%	5/7/10	16,485	16,485
	New York City NY IDA (Yankee Stadium)	0.000%	3/1/26 (12)	5,000	2,211
	New York City NY IDA (Yankee Stadium)	0.000%	3/1/27 (12)	4,195	1,742
	New York City NY IDA (Yankee Stadium)	0.000%	3/1/28 (12)	4,200	1,644
	New York City NY IDA (Yankee Stadium)	5.000%	3/1/36 (14)	8,075	7,846
	New York City NY IDA Special Fac. Rev.	7.750%	8/1/31	31,000	31,694
	New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	3,250	3,416
	New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	3,500	3,671
	New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	4,500	4,682
	New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	4,000	4,137
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/27	5,000	5,455
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35 (14)	22,035	22,539
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35	7,500	7,892
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.250%	6/15/40	15,000	16,112
	New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26 (14)	9,000	9,668
	New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/33	5,000	5,260
	New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34	8,650	8,980
	New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/34	6,000	6,307
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/22	11,475	12,909
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/1/29	2,430	2,616
	New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/10	1,090	1,103
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/18	6,130	7,043
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/19 (2)	10,000	11,899
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/22 (4)	5,500	5,896
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	6,750	7,323
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/29	5,125	5,521
	New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/13	13,380	15,598

106

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev. Non State Supported Debt
(Long Island Jewish Obligated Group)	0.897%	5/1/18	23,090	21,058
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.250%	7/1/24	4,050	4,182
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.625%	7/1/37	8,750	8,996
New York State GO	5.000%	2/1/30	3,000	3,233
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10 (14)	6,410	6,425
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.000%	11/1/11 (14)	5,770	5,782
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.100%	11/1/12 (14)	7,190	7,204
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	20,000	23,538
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	5,000	5,340
New York State Urban Dev. Corp. Rev.	5.000%	1/1/22	10,410	11,196
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/28	3,000	3,248
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/28	5,000	5,403
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/12	16,000	16,446
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550%	11/15/13	12,500	12,849
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.625%	11/15/14	3,000	3,084
Port Auth. of New York & New Jersey Rev.	5.750%	3/15/35	25,000	26,507
Suffolk NY Tobacco Asset Securitization Corp. Rev.	5.375%	6/1/28	6,195	5,681
Suffolk NY Tobacco Asset Securitization Corp. Rev.	0.000%	6/1/44	4,500	3,599
Suffolk NY Tobacco Asset Securitization Corp. Rev.	6.000%	6/1/48	3,500	3,199
Ulster County NY IDA Rev.	6.000%	9/15/37	10,500	8,555
Ulster County NY IDA Rev.	6.000%	9/15/42	7,000	5,629
Westchester County NY Health Care Corp. Rev.	5.875%	11/1/25	11,500	11,440
Westchester County NY Health Care Corp. Rev.	6.000%	11/1/30	20,000	19,907
				634,117
North Carolina (1.7%)
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.250%	1/15/39	2,500	2,574
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47	8,000	8,030
Mecklenburg County NC GO	5.000%	8/1/14	2,450	2,809
New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center)	5.125%	10/1/31 (4)	2,500	2,570
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	7,455	8,138
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	6,000	6,721
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/15	8,000	8,560
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/16	3,000	3,210
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/17	2,000	2,140
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/26	5,000	5,189
North Carolina Housing Finance Agency Homeownership Rev.	5.500%	1/1/38	3,095	3,264
North Carolina Housing Finance Agency Homeownership Rev.	5.500%	7/1/38	7,740	8,221
North Carolina Medical Care Comm. Health Care Fac. (Pennbyrn)	6.125%	10/1/35	9,500	7,214
North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	6.875%	10/1/10 (Prere.)	4,000	4,149
North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	7.000%	10/1/10 (Prere.)	15,000	15,567
North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.000%	10/1/23	1,850	1,726
North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.100%	10/1/30	1,155	1,019
North Carolina Medical Care Comm. Health Care Fac. Rev.
(Deerfield Episcopal Retirement Community)	6.125%	11/1/38	4,500	4,467
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.250%	6/1/29	10,000	10,594
North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/27	2,750	2,449
North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/33	3,000	2,577
North Carolina Medical Care Comm. Retirement Fac. Rev. (Village at Brookwood)	5.250%	1/1/32	3,500	2,566
North Carolina Muni. Power Agency Rev.	5.500%	1/1/15 (14)	3,500	3,962
				117,716
Northern Mariana Islands (0.1%)
Northern Mariana Islands GO	7.375%	6/1/10 (Prere.)	10,500	10,564

Ohio (2.1%)
4 Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	10,305
American Muni. Power Ohio Inc.	5.000%	2/15/38	17,000	17,373
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/12	11,500	12,029
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13	7,000	7,347
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.875%	6/1/30	7,500	6,323
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.750%	6/1/34	10,000	7,832
Buckeye OH Tobacco Settlement Financing Corp. Rev.	0.000%	6/1/37	25,000	16,874
Ohio Common Schools GO	4.500%	9/15/25	9,850	10,083
Ohio GO	5.000%	9/15/19	5,000	5,771
Ohio GO	4.500%	9/15/22 (14)	2,030	2,133
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/32	3,595	3,802
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hosp. Health System)	5.250%	1/15/46	12,000	11,865
Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	11,750	12,318
Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.300%	8/15/13	14,750	14,778
				138,833

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oklahoma (0.6%)
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.125%	11/15/25	2,000	1,796
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.000%	11/15/38	3,500	2,875
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.750%	9/1/36	4,560	4,880
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.800%	9/1/37	3,490	3,738
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.875%	9/1/37	4,820	5,200
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.950%	9/1/37	7,485	8,011
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/20 (2)	4,250	4,483
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/21 (2)	4,510	4,730
Oklahoma State Muni Power Auth. Power Supply System Rev.	6.000%	1/1/38	4,500	4,927
				40,640
Oregon (0.5%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.250%	5/1/21	4,900	5,014
Oregon Health Sciences Univ. Rev.	5.750%	7/1/39	6,750	7,144
Oregon State Dept. Administrative Services	5.250%	4/1/25	11,040	12,446
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	11/1/39	6,000	6,041
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	6/1/10 (Prere.)	1,405	1,425
				32,070
Pennsylvania (3.7%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/11 (14)	6,000	6,130
Allegheny County PA GO	5.000%	11/1/29	5,015	5,247
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/18	7,500	8,129
Bucks County PA IDA Retirement Community Rev. (Ann’s Choice)	6.250%	1/1/35	3,000	2,730
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	15,000	15,768
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.500%	8/15/23	16,260	18,449
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.250%	6/1/39	5,000	5,160
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.250%	7/1/26	1,250	1,249
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.375%	7/1/30	1,000	979
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.500%	7/1/40	2,750	2,668
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.125%	12/15/20	1,000	896
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.300%	12/15/26	500	428
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement–Life Communities Obligated Group)	5.000%	11/15/22	3,000	2,932
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35	5,000	4,959
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40	6,500	6,414
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/14 (2)	6,000	5,963
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/15 (2)	3,500	3,417
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/18 (2)	10,500	9,161
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project)	6.750%	12/1/36	7,280	7,511
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	0.300%	5/7/10 LOC	11,700	11,700
1 Pennsylvania Housing Finance Agency TOB VRDO	0.370%	5/7/10	3,875	3,875
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/22 (12)	6,070	6,566
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25 (12)	9,550	10,129
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/26 (12)	10,040	10,657
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/27 (12)	6,865	7,155
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.400%	7/1/22 (14)	10,000	10,067
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	10,000	10,885
Philadelphia PA School Dist. GO	6.000%	9/1/38	13,000	13,950
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (14)	21,500	22,827
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	0.819%	12/1/17	33,875	29,641
				245,642
Puerto Rico (3.9%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	0.000%	7/1/24	25,000	24,846
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/33	15,000	15,138
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/38	10,150	10,425
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/39 (3)	20,000	19,647
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/24 (2)	12,245	12,671
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.000%	7/1/46	5,000	4,661
Puerto Rico Muni. Finance Agency	5.250%	8/1/18 (4)	23,570	25,877
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (Prere.)	365	417
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14 (Prere.)	17,200	19,756
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/14 (Prere.)	17,040	19,658
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12 (2)	33,000	33,912
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	34,000	35,309
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44	18,000	20,335
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	62,390	3,869
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	251,000	13,707
				260,228

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina (2.5%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/27	11,120	11,478
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/29	22,500	23,268
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.250%	12/1/25	5,000	5,246
Greenville County SC School Dist. GO	5.000%	12/1/27	25,000	25,805
Greenville County SC School Dist. GO	5.000%	12/1/28	10,480	10,775
Lancaster County SC Assessment Rev.	5.450%	12/1/37	1,460	1,140
Lexington County SC Health Services Dist. Inc. Hosp. Rev.	5.000%	11/1/32	11,750	11,625
Piedmont SC Muni. Power Agency Rev.	5.250%	1/1/19	14,565	15,857
Richland County SC (International Paper)	6.100%	4/1/23	12,750	12,904
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.375%	5/1/21	1,500	1,406
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.500%	5/1/28	1,100	957
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.625%	5/1/42	1,000	828
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/10 (Prere.)	19,500	20,716
South Carolina Jobs Econ. Dev. Auth. Rev. (Anmed Health )	5.500%	2/1/38 (12)	5,000	5,215
South Carolina Public Service Auth. Rev.	5.250%	1/1/34	6,000	6,444
South Carolina Public Service Auth. Rev.	5.500%	1/1/38	15,000	16,336
				170,000
South Dakota (0.1%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sanford Health)	5.500%	11/1/40	6,000	6,197

Tennessee (2.5%)
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.625%	4/1/38	6,650	6,698
Memphis TN Electric System Rev.	5.000%	12/1/13 (14)(Prere.)	20,000	22,599
Memphis TN GO	5.000%	4/1/25 (12)	5,100	5,487
Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/24 (2)	2,620	2,647
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/16 (3)	4,310	4,600
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/18	6,250	7,270
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/14	25,370	26,523
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/15	20,495	21,370
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/19	25,865	25,630
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/19	5,680	5,659
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20	10,000	9,822
Tennessee GO	5.000%	8/1/14	2,875	3,292
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	1/1/37	11,150	11,844
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	7/1/37	14,815	15,684
				169,125
Texas (7.6%)
Brazos River TX Harbor Individual Dev. Corp. Environmental Fac. Rev. PUT	5.900%	5/1/28	10,000	9,773
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental
(Dow Chemical Co. Project)	5.950%	5/15/33	15,000	14,999
Harris County TX GO	0.000%	10/1/13 (14)	9,630	9,122
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10 (14)(Prere.)	13,985	14,216
Harris County TX Toll Road Rev.	5.000%	8/15/33	6,000	6,239
Houston TX Airport System Rev.	5.000%	7/1/18 (14)	5,915	6,465
Houston TX Airport System Rev.	5.500%	7/1/39	5,000	5,328
Houston TX Util. System Rev.	5.500%	11/15/26 (12)	12,010	13,521
Houston TX Util. System Rev.	5.500%	11/15/27 (12)	11,415	12,814
Lone Star College TX System Rev.	5.000%	8/15/27	3,450	3,757
4 Lower Colorado River Auth. Texas Rev.	5.000%	5/15/30	5,000	5,180
Lower Colorado River Auth. Texas Rev.	5.500%	5/15/36	10,000	10,553
Lower Colorado River Auth. Texas Rev.	5.625%	5/15/39	5,000	5,330
4 Lower Colorado River Auth. Texas Rev.	5.000%	5/15/40	5,000	5,079
Lubbock TX Independent School Dist.	5.750%	2/15/42 (12)	4,500	4,823
Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.600%	3/1/27	7,500	7,411
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.500%	2/15/25	2,100	1,955
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.625%	2/15/35	3,195	2,828
Mission TX Econ. Dev. Corp. Solid Waste Disposal Rev. (Allied Waste Inc. Project)	5.200%	4/1/18	4,000	4,008
North Texas Tollway Auth. Rev.	6.000%	1/1/28	9,040	9,855
North Texas Tollway Auth. Rev.	6.125%	1/1/31	12,000	12,798
North Texas Tollway Auth. Rev.	5.625%	1/1/33	31,145	32,592
North Texas Tollway Auth. Rev.	5.750%	1/1/38	32,000	33,511
North Texas Tollway Auth. Rev.	6.250%	1/1/39	15,480	17,101
North Texas Univ. Rev.	5.000%	4/15/29	7,590	8,057
San Antonio TX Electric & Gas Rev.	5.000%	2/1/17 (ETM)	2,460	2,720
San Antonio TX GO	5.000%	2/1/18	5,000	5,788
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/25	4,000	4,377
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/26	3,815	4,146
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/27	2,000	2,159
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/28	2,250	2,412
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/29	2,350	2,504

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	6.250%	11/15/14	5,000	5,006
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	7.250%	11/15/16	4,000	4,005
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	5.250%	8/15/28	4,000	4,177
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	8.250%	11/15/44	10,000	9,898
Texas Dept. of Housing & Community Affairs Single Family Rev.	5.625%	3/1/39	6,590	7,016
Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.873%	9/15/17	40,000	38,150
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/17	8,400	8,674
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/19	22,500	22,725
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/20	22,500	22,593
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (14)(ETM)	280	235
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (14)	58,660	44,881
Texas Private Activity Surface Transp. Corp. Rev.	7.500%	12/31/31	3,705	4,018
Texas Private Activity Surface Transp. Corp. Rev.	6.875%	12/31/39	5,000	5,224
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,264
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/26	6,865	7,417
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/27	6,125	6,594
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/11 (2)(ETM)	7,000	6,976
Texas Water Finance Assistance GO	5.000%	8/1/25	4,115	4,520
Texas Water Finance Assistance GO	5.000%	8/1/26	3,580	3,905
Texas Water Finance Assistance GO	5.750%	8/1/31	1,745	1,813
Univ. of Texas Rev. Finance Systems	5.000%	8/15/18	4,000	4,665
Univ. of Texas Rev. Finance Systems	5.000%	8/15/19	3,125	3,651
				507,828
Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/20	11,000	11,825
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/22	18,960	20,134
				31,959
Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	10,000	10,181
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	3,400	3,425
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/29	2,000	1,956
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/39	2,000	1,894
				17,456
Virginia (1.1%)
1 Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.250%	10/1/31	5,350	5,150
1 Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.250%	4/1/32	475	457
1 Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.500%	1/1/28	13,219	11,688
Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/22	4,000	4,049
Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/27	1,875	1,856
Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.125%	10/1/37	5,000	4,832
Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.600%	11/15/12 (Prere.)	315	351
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	6/1/10	14,500	15,863
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/18	515	516
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37	13,100	13,160
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	10,000	11,659
Tobacco Settlement Financing Corp. Virginia Rev.	0.000%	6/1/46	9,500	5,952
				75,533
Washington (1.5%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/10 (14)	19,550	19,534
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/11 (14)	11,400	11,238
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/12 (14)	19,650	18,942
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/17	10,000	11,486
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/18	5,000	5,763
Port of Seattle WA GO	5.000%	11/1/10 (4)	6,675	6,816
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/38 (4)	9,895	10,206
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43 (12)	10,000	10,240
Washington Higher Educ. Fac. Auth. (Seattle Pacific Univ.)	5.250%	5/1/34	5,000	5,115
				99,340
West Virginia (0.7%)
Mason County WV PCR Appalachian Power Co. Project	5.500%	10/1/22	20,000	20,184
Pleasants County WV Pollution Control Rev.	5.250%	10/15/37	10,000	9,675
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/13 (14)(ETM)	8,390	9,922
4 West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.625%	9/1/32	6,000	6,137
				45,918
Wisconsin (1.7%)
Wisconsin GO	6.000%	5/1/27	17,000	19,466
Wisconsin GO	6.250%	5/1/37	20,000	22,599
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.625%	4/15/39	11,560	11,625
Wisconsin Health & Educ. Fac. Auth. Rev. (Beaver Dam Community Hosp.)	6.750%	8/15/34	3,500	3,506
Wisconsin Health & Educ. Fac. Auth. Rev. (Childeren’s Hosp. of Wisconsin)	5.375%	8/15/37	5,000	5,183

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/15/17	7,240	7,774
4 Wisconsin Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.250%	6/1/34	10,000	10,332
Wisconsin Health & Educ. Fac. Auth. Rev. (St. Johns Community Inc.)	7.625%	9/15/39	1,000	1,038
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.370%	5/7/10	23,820	23,820
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.370%	5/7/10	9,720	9,720
				115,063
Total Tax-Exempt Municipal Bonds (Cost $6,440,203)				6,549,979

			Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
5 Vanguard Municipal Cash Management Fund (Cost $98,312)	0.275%		98,312,094	98,312
Total Investments (99.3%) (Cost $6,538,515)				6,648,291
Other Assets and Liabilities (0.7%)
Other Assets				109,232
Liabilities				(60,269)
				48,963
Net Assets (100%)				6,697,254

At April 30, 2010, net assets consisted of:
				Amount
				($000)
Paid-in Capital				6,791,269
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(202,985)
Unrealized Appreciation (Depreciation)
Investment Securities				109,776
Futures Contracts				(806)
Net Assets				6,697,254

Investor Shares—Net Assets
Applicable to 183,189,112 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				1,914,231
Net Asset Value Per Share—Investor Shares				$10.45

Admiral Shares—Net Assets
Applicable to 457,728,175 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				4,783,023
Net Asset Value Per Share—Admiral Shares				$10.45

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities was $39,874,000, representing 0.6% of net assets.
2 Securities with a value of $3,726,000 have been segregated as initial margin for open futures contracts.
3 Non-income producing. Security failed to make last scheduled interest payment.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2010.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For a key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F952 062010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 21, 2010

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 21, 2010

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, is Incorporated by Reference.